Schedule of Investments(a)
Invesco DWA NASDAQ Momentum ETF (DWAQ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-4.84%
Bandwidth, Inc., Class A(b)	3,719	$ 277,066
Charter Communications, Inc., Class A(b)	774	298,284
Facebook, Inc., Class A(b)	2,104	408,660
IAC/InterActiveCorp.(b)	1,259	300,964
Match Group, Inc.	5,882	442,856
Netflix, Inc.(b)	700	226,093
QuinStreet, Inc.(b)	23,805	387,783
		2,341,706
Consumer Discretionary-11.30%
Amazon.com, Inc.(b)	578	1,078,999
Churchill Downs, Inc.	2,339	279,861
Eldorado Resorts, Inc.(b)(c)	19,031	858,679
Five Below, Inc.(b)	2,074	243,612
Grand Canyon Education, Inc.(b)	2,427	263,985
lululemon athletica, Inc.(b)	1,527	291,794
MercadoLibre, Inc. (Argentina)(b)	732	454,879
Ollie’s Bargain Outlet Holdings, Inc.(b)	3,868	327,581
O’Reilly Automotive, Inc.(b)	1,586	603,885
Pool Corp.	1,423	269,474
Roku, Inc.(b)	2,681	277,028
Strategic Education, Inc.	1,448	257,730
Wingstop, Inc.	2,799	267,556
		5,475,063
Consumer Staples-1.25%
Freshpet, Inc.(b)	13,365	603,430
Financials-8.47%
Blucora, Inc.(b)	11,055	330,987
Credit Acceptance Corp.(b)	2,536	1,212,284
eHealth, Inc.(b)	10,781	1,118,529
Kinsale Capital Group, Inc.	3,342	300,312
LendingTree, Inc.(b)(c)	847	273,191
LPL Financial Holdings, Inc.	3,165	265,449
NMI Holdings, Inc., Class A(b)	14,101	350,833
World Acceptance Corp.(b)	1,988	251,939
		4,103,524
Health Care-31.46%
Align Technology, Inc.(b)	2,715	567,652
Atrion Corp.	1,231	947,254
Axonics Modulation Technologies, Inc.(b)(c)	6,799	249,523
Cardiovascular Systems, Inc.(b)	6,652	304,861
CareDx, Inc.(b)	37,959	1,243,916
DexCom, Inc.(b)	1,708	267,934
Eidos Therapeutics, Inc.(b)(c)	9,344	304,428
Exact Sciences Corp.(b)	11,071	1,274,383
Fluidigm Corp.(b)	26,519	311,598
Guardant Health, Inc.(b)	3,040	285,730
IDEXX Laboratories, Inc.(b)	3,282	925,688
Insulet Corp.(b)	2,202	270,714
Masimo Corp.(b)	2,660	419,881
Mirati Therapeutics, Inc.(b)	13,524	1,430,839
NanoString Technologies, Inc.(b)	14,276	469,109
Natera, Inc.(b)	10,003	275,883
National Research Corp.	4,624	311,750
NeoGenomics, Inc.(b)	11,454	279,134
Novocure Ltd.(b)	15,240	1,268,273
OrthoPediatrics Corp.(b)	5,922	209,106
R1 RCM, Inc.(b)	61,731	776,576
Reata Pharmaceuticals, Inc., Class A(b)	3,708	336,130
Sage Therapeutics, Inc.(b)	1,859	298,072
	Shares	Value
Health Care-(continued)
Tandem Diabetes Care, Inc.(b)	19,699	$ 1,249,508
uniQure N.V. (Netherlands)(b)	3,547	208,032
Veracyte, Inc.(b)	18,680	529,952
Voyager Therapeutics, Inc.(b)	9,948	218,955
		15,234,881
Industrials-11.56%
AAON, Inc.	5,105	259,334
Axon Enterprise, Inc.(b)	3,655	256,654
Casella Waste Systems, Inc., Class A(b)	20,240	882,464
Cintas Corp.	1,128	293,776
Copart, Inc.(b)	3,707	287,404
CoStar Group, Inc.(b)	1,011	622,169
Enphase Energy, Inc.(b)	29,664	835,041
Kratos Defense & Security Solutions, Inc.(b)	20,961	516,689
Mercury Systems, Inc.(b)	5,964	486,185
Old Dominion Freight Line, Inc.	2,098	350,324
SkyWest, Inc.	8,687	527,388
Sunrun, Inc.(b)	14,873	283,331
		5,600,759
Information Technology-29.96%
Adobe, Inc.(b)	1,131	338,011
Advanced Micro Devices, Inc.(b)	8,614	262,296
AppFolio, Inc., Class A(b)	6,094	588,376
Atlassian Corp. PLC, Class A(b)	2,694	377,483
Broadcom, Inc.	2,073	601,149
Cadence Design Systems, Inc.(b)	8,726	644,939
CDW Corp.	2,345	277,085
Coupa Software, Inc.(b)	2,913	395,323
CyberArk Software Ltd. (Israel)(b)	1,985	275,677
Euronet Worldwide, Inc.(b)	1,980	308,702
Everbridge, Inc.(b)	5,048	516,410
Fiserv, Inc.(b)	2,809	296,153
Five9, Inc.(b)	19,256	950,669
Intuit, Inc.	4,073	1,129,484
Lattice Semiconductor Corp.(b)	16,942	327,658
LivePerson, Inc.(b)	11,589	384,639
Mimecast Ltd.(b)	9,616	457,721
MongoDB, Inc.(b)	4,459	638,618
Novanta, Inc.(b)	6,641	558,442
Okta, Inc.(b)	3,769	493,098
Pegasystems, Inc.	3,531	266,944
Proofpoint, Inc.(b)	3,682	464,668
Rapid7, Inc.(b)	5,131	311,195
SolarEdge Technologies, Inc.(b)	5,066	330,455
SS&C Technologies Holdings, Inc.	4,342	208,199
Trade Desk, Inc. (The), Class A(b)	3,773	993,469
Universal Display Corp.	2,389	504,270
Upland Software, Inc.(b)	14,115	620,919
Wix.com Ltd. (Israel)(b)	4,690	696,559
Zscaler, Inc.(b)	3,479	293,175
		14,511,786
Real Estate-1.20%
Equinix, Inc.	498	250,046
SBA Communications Corp., Class A(b)	1,353	332,040
		582,086
Total Common Stocks & Other Equity Interests (Cost $37,918,627)		48,453,235

Invesco DWA NASDAQ Momentum ETF (DWAQ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $146,333)	146,333	$ 146,333
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.34% (Cost $38,064,960)		48,599,568
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.65%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	597,804	597,804
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	199,188	$ 199,268
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $797,072)		797,072
TOTAL INVESTMENTS IN SECURITIES-101.99% (Cost $38,862,032)		49,396,640
OTHER ASSETS LESS LIABILITIES-(1.99)%		(962,843)
NET ASSETS-100.00%		$48,433,797

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Market ETF (PWC)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-9.97%
Charter Communications, Inc., Class A(b)	13,975	$ 5,385,685
Comcast Corp., Class A	126,975	5,481,511
E.W. Scripps Co. (The), Class A	97,593	1,496,101
Nexstar Media Group, Inc., Class A	14,490	1,474,647
Sinclair Broadcast Group, Inc., Class A	27,366	1,375,142
		15,213,086
Consumer Discretionary-11.21%
1-800-Flowers.com, Inc., Class A(b)	26,073	510,509
Aaron’s, Inc.	8,603	542,419
AutoZone, Inc.(b)	2,615	2,936,750
Core-Mark Holding Co., Inc.	12,795	478,917
Deckers Outdoor Corp.(b)	3,100	484,468
Etsy, Inc.(b)	7,472	500,773
Everi Holdings, Inc.(b)	41,440	497,694
Hilton Worldwide Holdings, Inc.	30,500	2,944,775
K12, Inc.(b)	15,330	457,600
Lindblad Expeditions Holdings, Inc.(b)	28,697	540,365
Lithia Motors, Inc., Class A	4,045	533,455
Rent-A-Center, Inc.(b)	19,516	527,517
Starbucks Corp.	35,888	3,398,235
Under Armour, Inc., Class A(b)	119,123	2,748,168
		17,101,645
Consumer Staples-7.75%
Avon Products, Inc. (United Kingdom)(b)	141,903	603,088
Casey’s General Stores, Inc.	4,157	673,060
Coca-Cola Consolidated, Inc.	1,734	508,981
Hershey Co. (The)	4,133	627,142
Procter & Gamble Co. (The)	35,823	4,228,547
Spectrum Brands Holdings, Inc.	9,785	490,326
TreeHouse Foods, Inc.(b)	10,288	610,490
Walmart, Inc.	36,927	4,076,002
		11,817,636
Energy-5.05%
Cheniere Energy Partners, L.P.	66,894	3,017,588
Cosan Ltd., Class A (Brazil)(b)	47,448	696,062
FTS International, Inc.(b)	92,117	365,704
Gulfport Energy Corp.(b)	107,333	405,719
Kinder Morgan, Inc.	138,622	2,858,386
Southwestern Energy Co.(b)	167,464	368,421
		7,711,880
Financials-13.90%
American Equity Investment Life Holding Co.	17,042	439,684
Athene Holding Ltd., Class A(b)	11,996	490,157
AXA Equitable Holdings, Inc.	23,482	527,875
Brighthouse Financial, Inc.(b)	13,532	530,048
Cincinnati Financial Corp.	23,846	2,559,391
Enova International, Inc.(b)	22,978	619,257
FGL Holdings	60,718	494,852
Genworth Financial, Inc., Class A(b)	163,230	651,288
MetLife, Inc.	49,550	2,448,761
Popular, Inc.	9,471	545,151
Principal Financial Group, Inc.	43,351	2,516,092
Progressive Corp. (The)	29,276	2,370,770
Prudential Financial, Inc.	24,501	2,482,196
Radian Group, Inc.	22,384	510,355
RenaissanceRe Holdings Ltd. (Bermuda)	2,912	527,509
Synchrony Financial	68,541	2,459,251
	Shares	Value
Financials-(continued)
Third Point Reinsurance Ltd. (Bermuda)(b)	49,049	$ 494,414
Waddell & Reed Financial, Inc., Class A(c)	30,416	532,280
		21,199,331
Health Care-13.28%
Arena Pharmaceuticals, Inc.(b)	9,950	623,666
Atrion Corp.	599	460,931
Bausch Health Cos. Inc.(b)	24,836	595,319
Cardinal Health, Inc.	79,358	3,629,041
CorVel Corp.(b)	7,224	615,485
Covetrus, Inc.(b)(c)	21,140	500,384
Eli Lilly and Co.	29,390	3,202,041
Guardant Health, Inc.(b)	6,870	645,711
Hanger, Inc.(b)	28,039	483,673
IDEXX Laboratories, Inc.(b)	13,643	3,848,008
Innoviva, Inc.(b)	37,864	449,824
Lantheus Holdings, Inc.(b)	21,412	484,339
Mallinckrodt PLC(b)	58,866	400,877
Medpace Holdings, Inc.(b)	9,676	762,082
Waters Corp.(b)	16,926	3,563,939
		20,265,320
Industrials-10.46%
AGCO Corp.	8,294	638,638
Brady Corp., Class A	11,976	619,518
CSW Industrials, Inc.	8,826	623,204
Cummins, Inc.	21,887	3,589,468
Dover Corp.	38,413	3,720,299
Kelly Services, Inc., Class A	23,539	655,090
Meritor, Inc.(b)	26,745	661,404
Navigant Consulting, Inc.	25,113	611,753
Oshkosh Corp.	7,447	622,346
PACCAR, Inc.	51,004	3,577,420
RBC Bearings, Inc.(b)	3,917	637,257
		15,956,397
Information Technology-22.52%
Acacia Communications, Inc.(b)	17,772	1,193,745
Cadence Design Systems, Inc.(b)	68,200	5,040,662
Canadian Solar, Inc. (Canada)(b)	44,159	941,470
CDW Corp.	42,792	5,056,303
Cisco Systems, Inc.	81,900	4,537,260
CyberArk Software Ltd. (Israel)(b)	6,485	900,637
Euronet Worldwide, Inc.(b)	5,477	853,919
EVERTEC, Inc.	29,823	954,932
Fabrinet (Thailand)(b)	19,591	1,051,645
Paycom Software, Inc.(b)	4,099	986,834
PayPal Holdings, Inc.(b)	39,375	4,347,000
Sanmina Corp.(b)	31,077	986,695
Sapiens International Corp. N.V. (Israel)	60,618	975,344
Tech Data Corp.(b)	8,824	894,224
Ubiquiti Networks, Inc.	6,924	891,326
Xilinx, Inc.	41,603	4,751,479
		34,363,475
Materials-2.88%
Chemours Co. (The)	18,487	352,547
Cleveland-Cliffs, Inc.	46,626	497,033
Nucor Corp.	58,141	3,161,708
Warrior Met Coal, Inc.	15,530	384,212
		4,395,500
Utilities-2.92%
Exelon Corp.	67,447	3,039,162

Invesco Dynamic Market ETF (PWC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	20,650	$ 704,991
PG&E Corp.(b)	39,185	710,424
		4,454,577
Total Common Stocks & Other Equity Interests (Cost $144,973,009)		152,478,847
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $250,829)	250,829	250,829
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $145,223,838)		152,729,676
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	637,698	$ 637,698
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	212,481	212,566
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $850,264)		850,264
TOTAL INVESTMENTS IN SECURITIES-100.66% (Cost $146,074,102)		153,579,940
OTHER ASSETS LESS LIABILITIES-(0.66)%		(1,007,299)
NET ASSETS-100.00%		$152,572,641

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco FTSE RAFI US 1000 ETF (PRF)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-8.69%
Activision Blizzard, Inc.	85,861	$ 4,184,865
Alphabet, Inc., Class A(b)	24,223	29,508,459
Alphabet, Inc., Class C(b)	24,592	29,920,595
Altice USA, Inc., Class A(b)	123,191	3,179,560
AMC Networks, Inc., Class A(b)	11,954	638,105
AT&T, Inc.	3,331,545	113,439,107
CBS Corp., Class B	78,582	4,047,759
CenturyLink, Inc.	867,051	10,482,647
Charter Communications, Inc., Class A(b)	31,407	12,103,630
Cinemark Holdings, Inc.	31,777	1,268,538
Comcast Corp., Class A	1,120,085	48,354,069
Discovery, Inc., Class A(b)(c)	26,834	813,339
Discovery, Inc., Class C(b)	59,905	1,691,717
DISH Network Corp., Class A(b)	87,802	2,972,976
Electronic Arts, Inc.(b)	24,030	2,222,775
Facebook, Inc., Class A(b)	136,149	26,444,220
Fox Corp., Class A	42,226	1,575,874
Fox Corp., Class B	19,798	736,486
Frontier Communications Corp.(b)(c)	351,747	464,306
Gannett Co., Inc.	70,724	724,921
IAC/InterActiveCorp.(b)	4,526	1,081,940
Interpublic Group of Cos., Inc. (The)	104,189	2,388,012
Liberty Broadband Corp., Class A(b)	3,181	312,342
Liberty Broadband Corp., Class C(b)	12,986	1,292,237
Liberty Global PLC, Class C (United Kingdom)(b)	257,450	6,703,998
Liberty Global PLC, Series A (United Kingdom)(b)	99,208	2,645,877
Liberty Latin America Ltd., Class A (Chile)(b)	18,859	309,099
Liberty Latin America Ltd., Class C (Chile)(b)	49,691	814,932
Liberty Media Corp.-Liberty Formula One, Class A(b)	5,339	200,106
Liberty Media Corp.-Liberty Formula One, Class C(b)	42,785	1,684,873
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	28,251	1,176,089
Liberty Media Corp.-Liberty SiriusXM, Series C(b)	55,580	2,326,579
Lions Gate Entertainment Corp., Class A	29,281	356,935
Lions Gate Entertainment Corp., Class A	14,507	187,285
Live Nation Entertainment, Inc.(b)	20,899	1,505,982
Meredith Corp.	11,875	651,463
Netflix, Inc.(b)	5,829	1,882,709
News Corp., Class A	140,637	1,850,783
News Corp., Class B	44,374	597,274
Nexstar Media Group, Inc., Class A	7,440	757,169
Omnicom Group, Inc.	67,187	5,389,741
Sinclair Broadcast Group, Inc., Class A	24,220	1,217,055
Sprint Corp.(b)	415,268	3,043,914
Take-Two Interactive Software, Inc.(b)	8,032	984,081
TEGNA, Inc.	74,371	1,129,695
Telephone & Data Systems, Inc.	47,992	1,552,061
T-Mobile US, Inc.(b)	78,647	6,270,525
Tribune Media Co., Class A	32,252	1,498,750
Twitter, Inc.(b)	36,553	1,546,557
Verizon Communications, Inc.	1,406,219	77,721,724
Viacom, Inc., Class B	184,573	5,601,791
Walt Disney Co. (The)	283,162	40,494,998
	Shares	Value
Communication Services-(continued)
Yandex N.V., Class A (Russia)(b)	20,891	$ 819,345
Zayo Group Holdings, Inc.(b)	38,180	1,287,811
		472,057,680
Consumer Discretionary-9.15%
Aaron’s, Inc.	14,416	908,929
Abercrombie & Fitch Co., Class A	44,754	847,193
Adient PLC	156,802	3,724,047
Advance Auto Parts, Inc.	12,124	1,826,359
Amazon.com, Inc.(b)	15,561	29,048,964
American Axle & Manufacturing Holdings, Inc.(b)	82,990	1,001,689
American Eagle Outfitters, Inc.	50,372	891,081
Aptiv PLC	47,713	4,182,044
Aramark	88,632	3,207,592
Asbury Automotive Group, Inc.(b)	16,568	1,525,581
Ascena Retail Group, Inc.(b)	383,277	170,252
Autoliv, Inc. (Sweden)	27,295	1,969,334
AutoNation, Inc.(b)	64,529	3,141,272
AutoZone, Inc.(b)	3,682	4,135,033
Bed Bath & Beyond, Inc.(c)	158,463	1,538,676
Best Buy Co., Inc.	107,205	8,204,399
Big Lots, Inc.	30,263	774,733
Bloomin’ Brands, Inc.	31,628	538,625
Booking Holdings, Inc.(b)	3,451	6,510,691
BorgWarner, Inc.	60,511	2,287,316
Brinker International, Inc.	17,989	716,862
Brunswick Corp.	20,800	1,022,528
Burlington Stores, Inc.(b)	7,215	1,304,111
Caesars Entertainment Corp.(b)	154,528	1,829,612
Capri Holdings Ltd.(b)	42,015	1,495,314
CarMax, Inc.(b)	60,386	5,299,475
Carnival Corp.	107,616	5,082,704
Carter’s, Inc.	9,843	915,596
Chipotle Mexican Grill, Inc.(b)	1,998	1,589,469
Cooper Tire & Rubber Co.	25,292	680,861
Cooper-Standard Holdings, Inc.(b)	13,888	687,178
Core-Mark Holding Co., Inc.	44,821	1,677,650
Cracker Barrel Old Country Store, Inc.(c)	4,923	855,174
D.R. Horton, Inc.	74,128	3,404,699
Dana, Inc.	70,852	1,183,937
Darden Restaurants, Inc.	22,299	2,710,666
Delphi Technologies PLC	63,465	1,189,334
Designer Brands Inc., Class A	24,610	452,332
Dick’s Sporting Goods, Inc.	35,144	1,306,302
Dollar General Corp.	42,767	5,731,633
Dollar Tree, Inc.(b)	50,227	5,110,597
Domino’s Pizza, Inc.	2,648	647,515
Dunkin’ Brands Group, Inc.	9,803	785,808
eBay, Inc.	115,803	4,769,926
Expedia Group, Inc.	22,298	2,959,837
Extended Stay America, Inc.	56,986	952,806
Foot Locker, Inc.	36,976	1,518,235
Ford Motor Co.	4,437,074	42,285,315
Fossil Group, Inc.(b)	51,337	566,760
GameStop Corp., Class A(c)	190,540	765,971
Gap, Inc. (The)	108,311	2,112,065
Garmin Ltd.	21,729	1,707,682
Garrett Motion, Inc. (Switzerland)(b)	47,380	671,375
General Motors Co.	876,732	35,367,369
Genesco, Inc.(b)	15,180	597,788
Gentex Corp.	55,013	1,508,456
Genuine Parts Co.	37,640	3,655,597

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Goodyear Tire & Rubber Co. (The)	216,865	$ 2,977,556
Graham Holdings Co., Class B	1,160	861,567
Group 1 Automotive, Inc.	23,912	2,007,652
H&R Block, Inc.	69,251	1,917,560
Hanesbrands, Inc.	88,794	1,428,695
Harley-Davidson, Inc.	69,453	2,485,028
Hasbro, Inc.	22,321	2,704,412
Hilton Worldwide Holdings, Inc.	22,353	2,158,182
Home Depot, Inc. (The)	152,009	32,482,803
Hyatt Hotels Corp., Class A	9,844	761,433
International Game Technology PLC(c)	56,229	750,657
J.C. Penney Co., Inc.(b)(c)	1,452,002	1,155,068
KB Home	28,902	759,256
Kohl’s Corp.	83,328	4,488,046
Kontoor Brands, Inc.(b)	6,525	191,378
L Brands, Inc.	172,060	4,464,957
Las Vegas Sands Corp.	86,307	5,216,395
Lear Corp.	24,243	3,073,528
Leggett & Platt, Inc.	31,963	1,277,561
Lennar Corp., Class A	53,679	2,553,510
Lithia Motors, Inc., Class A	11,800	1,556,184
LKQ Corp.(b)	95,220	2,564,275
Lowe’s Cos., Inc.	147,582	14,964,815
lululemon athletica, Inc.(b)	4,963	948,380
Macy’s, Inc.	290,369	6,600,087
Marriott International, Inc., Class A	29,577	4,112,978
Mattel, Inc.(b)(c)	207,751	3,033,165
McDonald’s Corp.	110,730	23,333,026
Meritage Homes Corp.(b)	18,156	1,140,378
MGM Resorts International	121,078	3,634,762
Michaels Cos., Inc. (The)(b)	62,011	426,016
Mohawk Industries, Inc.(b)	22,028	2,746,671
Murphy USA, Inc.(b)	27,140	2,398,090
Newell Brands, Inc.	249,054	3,534,076
NIKE, Inc., Class B	108,909	9,369,441
Nordstrom, Inc.(c)	66,303	2,195,292
Norwegian Cruise Line Holdings Ltd.(b)	49,493	2,446,934
NVR, Inc.(b)	560	1,872,718
Office Depot, Inc.	528,481	1,078,101
O’Reilly Automotive, Inc.(b)	6,850	2,608,206
Penn National Gaming, Inc.(b)	30,812	601,450
Penske Automotive Group, Inc.	28,153	1,294,193
Polaris Industries, Inc.	17,318	1,639,495
PulteGroup, Inc.	78,133	2,461,971
PVH Corp.	20,441	1,817,614
Qurate Retail, Inc.(b)	177,478	2,509,539
Ralph Lauren Corp.	12,876	1,342,065
Ross Stores, Inc.	37,102	3,933,925
Royal Caribbean Cruises Ltd.	32,086	3,732,885
Sally Beauty Holdings, Inc.(b)	56,316	773,782
Service Corp. International	27,140	1,252,240
ServiceMaster Global Holdings, Inc.(b)	17,480	930,460
Signet Jewelers Ltd.	66,056	1,198,256
Six Flags Entertainment Corp.	17,133	905,136
Skechers U.S.A., Inc., Class A(b)	26,819	1,017,513
Starbucks Corp.	120,422	11,402,759
Tapestry, Inc.	81,080	2,507,804
Target Corp.	253,035	21,862,224
Taylor Morrison Home Corp., Class A(b)	60,205	1,355,817
Tempur Sealy International, Inc.(b)	11,500	922,530
Tenneco, Inc., Class A	25,574	231,189
Tesla, Inc.(b)(c)	4,693	1,133,876
	Shares	Value
Consumer Discretionary-(continued)
Thor Industries, Inc.	17,116	$ 1,020,114
Tiffany & Co.	23,770	2,232,478
TJX Cos., Inc. (The)	174,140	9,501,078
Toll Brothers, Inc.	36,018	1,295,567
Tractor Supply Co.	17,442	1,897,864
TRI Pointe Group, Inc.(b)	62,108	850,259
Tupperware Brands Corp.	32,683	500,377
Ulta Beauty, Inc.(b)	4,806	1,678,496
Under Armour, Inc., Class A(b)	26,219	604,872
Under Armour, Inc., Class C(b)	27,167	552,577
Urban Outfitters, Inc.(b)	25,876	616,108
Vail Resorts, Inc.	4,967	1,224,465
VF Corp.	45,649	3,989,266
Visteon Corp.(b)(c)	23,245	1,531,381
Whirlpool Corp.	33,937	4,937,155
Williams-Sonoma, Inc.	27,663	1,844,569
Wyndham Destinations, Inc.	19,605	922,611
Wyndham Hotels & Resorts, Inc.	15,592	881,728
Wynn Resorts, Ltd.	22,465	2,922,023
Yum China Holdings, Inc. (China)	38,180	1,737,190
Yum! Brands, Inc.	48,936	5,506,279
		496,904,368
Consumer Staples-8.51%
Altria Group, Inc.	501,859	23,622,503
Archer-Daniels-Midland Co.	344,274	14,142,776
Avon Products, Inc. (United Kingdom)(b)	477,285	2,028,461
B&G Foods, Inc.(c)	25,877	473,032
BJs Wholesale Club Holdings, Inc.(b)	72,029	1,697,003
Brown-Forman Corp., Class B	36,405	1,995,358
Bunge Ltd.	151,713	8,864,591
Campbell Soup Co.	57,419	2,373,701
Casey’s General Stores, Inc.	10,515	1,702,484
Church & Dwight Co., Inc.	27,510	2,075,354
Clorox Co. (The)	17,671	2,873,305
Coca-Cola Co. (The)	663,944	34,943,373
Coca-Cola European Partners PLC (United Kingdom)	35,046	1,937,343
Colgate-Palmolive Co.	127,649	9,157,539
Conagra Brands, Inc.	135,399	3,908,969
Constellation Brands, Inc., Class A	18,789	3,698,051
Costco Wholesale Corp.	114,808	31,644,529
Coty, Inc., Class A	100,806	1,099,793
Darling Ingredients, Inc.(b)	56,669	1,152,081
Dean Foods Co.	209,554	303,853
Edgewell Personal Care Co.(b)	18,433	560,916
Estee Lauder Cos., Inc. (The), Class A	17,041	3,138,782
Flowers Foods, Inc.	50,864	1,205,477
General Mills, Inc.	182,149	9,673,933
Herbalife Nutrition Ltd.(b)	12,842	526,779
Hershey Co. (The)	21,436	3,252,699
Hormel Foods Corp.	39,924	1,636,485
Ingredion, Inc.	21,982	1,698,989
JM Smucker Co. (The)	35,109	3,903,770
Kellogg Co.	70,012	4,076,099
Kimberly-Clark Corp.	74,458	10,100,228
Kraft Heinz Co. (The)	226,362	7,245,848
Kroger Co. (The)	595,246	12,595,405
Lamb Weston Holdings, Inc.	11,500	771,880
McCormick & Co., Inc.	14,301	2,267,281
Molson Coors Brewing Co., Class B	62,180	3,357,098
Mondelez International, Inc., Class A	289,653	15,493,539
Monster Beverage Corp.(b)	23,918	1,541,993

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Nomad Foods Ltd. (United Kingdom)(b)	46,555	$ 1,036,780
Nu Skin Enterprises, Inc., Class A	13,839	553,283
PepsiCo, Inc.	259,596	33,178,965
Performance Food Group Co.(b)	50,459	2,212,627
Philip Morris International, Inc.	388,449	32,478,221
Post Holdings, Inc.(b)	12,855	1,378,313
Procter & Gamble Co. (The)	506,517	59,789,267
Rite Aid Corp.(b)(c)	115,662	806,164
Sanderson Farms, Inc.	6,524	854,774
Spectrum Brands Holdings, Inc.	19,785	991,426
Sprouts Farmers Market, Inc.(b)	34,540	584,762
Sysco Corp.	124,706	8,551,090
TreeHouse Foods, Inc.(b)	19,425	1,152,680
Tyson Foods, Inc., Class A	101,658	8,081,811
United Natural Foods, Inc.(b)	109,546	1,080,124
Universal Corp.	12,658	753,151
US Foods Holding Corp.(b)	125,428	4,436,388
Walgreens Boots Alliance, Inc.	270,414	14,734,859
Walmart, Inc.	514,267	56,764,791
		462,160,776
Energy-8.10%
Anadarko Petroleum Corp.	143,394	10,562,402
Antero Resources Corp.(b)(c)	225,299	1,038,628
Apache Corp.	96,140	2,347,739
Baker Hughes, a GE Co., Class A	378,053	9,598,766
Cabot Oil & Gas Corp.	41,860	802,038
Chesapeake Energy Corp.(b)(c)	693,542	1,255,311
Chevron Corp.	677,737	83,436,202
Cimarex Energy Co.	11,182	566,592
CNX Resources Corp.(b)	95,046	781,278
Concho Resources, Inc.	25,964	2,536,163
ConocoPhillips	332,675	19,654,439
Continental Resources, Inc.(b)	13,993	520,120
Cosan Ltd., Class A (Brazil)(b)	96,837	1,420,599
Delek US Holdings, Inc.	31,479	1,356,115
Devon Energy Corp.	138,288	3,733,776
Diamond Offshore Drilling, Inc.(b)(c)	83,988	759,251
Diamondback Energy, Inc.	13,093	1,354,209
EOG Resources, Inc.	72,644	6,236,487
EQT Corp.	84,487	1,276,599
Exxon Mobil Corp.	1,593,805	118,515,340
Gulfport Energy Corp.(b)	83,867	317,017
Halliburton Co.	226,449	5,208,327
Helmerich & Payne, Inc.	41,035	2,038,619
Hess Corp.	73,200	4,746,288
HollyFrontier Corp.	71,365	3,551,836
Kinder Morgan, Inc.	748,721	15,438,627
Marathon Oil Corp.	307,188	4,322,135
Marathon Petroleum Corp.	233,692	13,177,892
McDermott International, Inc.(b)	114,011	731,951
Murphy Oil Corp.	86,755	2,085,590
Nabors Industries Ltd.	465,916	1,379,111
National Oilwell Varco, Inc.	193,160	4,601,071
Noble Corp. PLC(b)	691,312	1,541,626
Noble Energy, Inc.	158,840	3,507,187
Oasis Petroleum, Inc.(b)	180,308	878,100
Occidental Petroleum Corp.	220,796	11,340,083
Oceaneering International, Inc.(b)	71,853	1,110,129
ONEOK, Inc.	67,773	4,749,532
Parsley Energy, Inc., Class A(b)	51,027	846,538
Patterson-UTI Energy, Inc.	90,803	1,056,039
PBF Energy, Inc., Class A	84,147	2,350,226
	Shares	Value
Energy-(continued)
PDC Energy, Inc.(b)	20,304	$ 583,334
Peabody Energy Corp.	31,254	658,209
Phillips 66	204,257	20,948,598
Pioneer Natural Resources Co.	21,859	3,017,416
QEP Resources, Inc.(b)	139,659	691,312
Range Resources Corp.(c)	124,880	710,567
Schlumberger Ltd.	493,804	19,737,346
SemGroup Corp., Class A	44,274	560,952
SM Energy Co.	51,241	510,873
Targa Resources Corp.	70,290	2,734,984
Transocean Ltd.(b)	420,918	2,559,181
Valaris plc(c)	216,384	1,772,185
Valero Energy Corp.	247,711	21,117,363
Whiting Petroleum Corp.(b)	41,206	728,522
Williams Cos., Inc. (The)	293,155	7,223,339
World Fuel Services Corp.	62,602	2,443,982
WPX Energy, Inc.(b)	98,916	1,032,683
		439,760,824
Financials-19.43%
Affiliated Managers Group, Inc.	12,827	1,100,428
Aflac, Inc.	220,652	11,615,121
AGNC Investment Corp.	154,791	2,653,118
Alleghany Corp.(b)	4,731	3,244,189
Allstate Corp. (The)	117,565	12,626,481
Ally Financial, Inc.	226,064	7,439,766
American Equity Investment Life Holding Co.	37,396	964,817
American Express Co.	126,080	15,680,570
American Financial Group, Inc.	25,182	2,578,133
American International Group, Inc.	610,420	34,177,416
Ameriprise Financial, Inc.	39,801	5,791,444
Annaly Capital Management, Inc.	486,333	4,644,480
Aon PLC	24,368	4,611,644
Arch Capital Group Ltd.(b)	91,658	3,546,248
Arthur J. Gallagher & Co.	29,878	2,701,868
Associated Banc-Corp.	43,016	932,157
Assurant, Inc.	20,249	2,295,427
Assured Guaranty Ltd.	48,379	2,113,679
Athene Holding Ltd., Class A(b)	61,733	2,522,410
AXA Equitable Holdings, Inc.	111,615	2,509,105
Axis Capital Holdings Ltd.	32,660	2,079,462
Bank of America Corp.	2,202,343	67,567,883
Bank of Hawaii Corp.	8,340	710,985
Bank of New York Mellon Corp. (The)	236,362	11,090,105
Bank OZK	26,628	814,284
BankUnited, Inc.	30,059	1,034,330
BB&T Corp.	201,485	10,382,522
Berkshire Hathaway, Inc., Class B(b)	505,755	103,897,250
BlackRock, Inc.	24,737	11,569,000
Blackstone Mortgage Trust, Inc., Class A	27,140	964,013
Brighthouse Financial, Inc.(b)	89,263	3,496,432
Brown & Brown, Inc.	31,731	1,140,095
Capital One Financial Corp.	247,076	22,834,764
Cboe Global Markets, Inc.	10,814	1,182,078
Charles Schwab Corp. (The)	114,291	4,939,657
Chemical Financial Corp.	14,550	611,682
Chimera Investment Corp.	86,839	1,674,256
Chubb Ltd.	120,299	18,386,499
Cincinnati Financial Corp.	37,319	4,005,448
CIT Group, Inc.	47,650	2,408,707
Citigroup, Inc.	916,627	65,227,177
Citizens Financial Group, Inc.	168,148	6,265,194

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
CME Group, Inc., Class A	45,075	$ 8,763,481
CNO Financial Group, Inc.	103,111	1,743,607
Comerica, Inc.	30,812	2,255,438
Commerce Bancshares, Inc.	15,549	945,846
Cullen/Frost Bankers, Inc.	11,155	1,059,056
Discover Financial Services	103,002	9,243,399
E*TRADE Financial Corp.	45,567	2,223,214
East West Bancorp, Inc.	26,768	1,285,132
Eaton Vance Corp.	24,938	1,109,741
Everest Re Group, Ltd.	14,260	3,517,086
F.N.B. Corp.	100,938	1,216,303
Federated Investors, Inc., Class B	27,470	954,583
Fidelity National Financial, Inc.	66,470	2,850,234
Fifth Third Bancorp	258,767	7,682,792
First American Financial Corp.	33,427	1,932,749
First Hawaiian, Inc.	24,488	655,299
First Horizon National Corp.	71,346	1,170,074
First Republic Bank	21,364	2,122,727
Franklin Resources, Inc.	115,100	3,755,713
Fulton Financial Corp.	46,291	786,947
Genworth Financial, Inc., Class A(b)	622,036	2,481,924
Goldman Sachs Group, Inc. (The)	122,776	27,026,681
Hancock Whitney Corp.	23,442	973,312
Hanover Insurance Group, Inc. (The)	12,628	1,637,978
Hartford Financial Services Group, Inc. (The)	153,756	8,860,958
Huntington Bancshares, Inc.	249,265	3,552,026
IBERIABANK Corp.	11,951	938,990
Intercontinental Exchange, Inc.	64,602	5,675,932
Invesco Ltd.(d)	217,940	4,182,269
Invesco Mortgage Capital, Inc.(d)	53,891	888,124
Investors Bancorp, Inc.	62,404	708,909
Janus Henderson Group PLC (United Kingdom)	68,438	1,373,551
Jefferies Financial Group, Inc.	140,267	2,991,895
JPMorgan Chase & Co.	874,248	101,412,768
Kemper Corp.	9,048	796,405
KeyCorp	265,558	4,878,300
Legg Mason, Inc.	45,235	1,703,550
Lincoln National Corp.	92,579	6,049,112
Loews Corp.	119,110	6,377,149
LPL Financial Holdings, Inc.	15,468	1,297,301
M&T Bank Corp.	32,660	5,364,405
Markel Corp.(b)	3,112	3,466,550
Marsh & McLennan Cos., Inc.	70,760	6,991,088
MetLife, Inc.	445,762	22,029,558
MFA Financial, Inc.	148,736	1,067,924
MGIC Investment Corp.(b)	90,290	1,160,226
Moody’s Corp.	11,078	2,374,459
Morgan Stanley	416,262	18,548,635
MSCI, Inc.	4,062	923,049
Nasdaq, Inc.	17,719	1,707,580
Navient Corp.	268,429	3,798,270
New Residential Investment Corp.	123,632	1,939,786
New York Community Bancorp, Inc.	228,815	2,638,237
Northern Trust Corp.	40,540	3,972,920
Old Republic International Corp.	115,065	2,624,633
OneMain Holdings, Inc.	35,109	1,455,268
PacWest Bancorp	40,020	1,545,973
PennyMac Mortgage Investment Trust	36,611	806,540
People’s United Financial, Inc.	112,270	1,843,473
Pinnacle Financial Partners, Inc.	12,420	754,391
	Shares	Value
Financials-(continued)
PNC Financial Services Group, Inc. (The)	130,509	$ 18,649,736
Popular, Inc.	26,282	1,512,792
Primerica, Inc.	6,663	817,483
Principal Financial Group, Inc.	114,942	6,671,234
ProAssurance Corp.	26,364	1,030,569
Progressive Corp. (The)	97,172	7,868,989
Prosperity Bancshares, Inc.	14,496	1,005,877
Prudential Financial, Inc.	223,563	22,649,168
Radian Group, Inc.	40,235	917,358
Raymond James Financial, Inc.	24,952	2,012,878
Regions Financial Corp.	329,200	5,244,156
Reinsurance Group of America, Inc.	24,672	3,846,858
RenaissanceRe Holdings Ltd. (Bermuda)	8,746	1,584,338
S&P Global, Inc.	16,260	3,982,887
Santander Consumer USA Holdings, Inc.	58,244	1,567,346
SEI Investments Co.	13,536	806,610
Selective Insurance Group, Inc.	11,501	864,875
Signature Bank	10,448	1,331,702
SLM Corp.	81,914	746,237
Starwood Property Trust, Inc.	90,047	2,091,792
State Street Corp.	105,561	6,132,038
Sterling Bancorp	40,111	876,425
Stifel Financial Corp.	19,435	1,162,407
SunTrust Banks, Inc.	122,036	8,127,598
SVB Financial Group(b)	7,598	1,762,508
Synchrony Financial	265,050	9,509,994
Synovus Financial Corp.	24,911	950,853
T. Rowe Price Group, Inc.	45,976	5,213,219
TCF Financial Corp.	41,860	894,967
TD Ameritrade Holding Corp.	32,482	1,659,830
Texas Capital Bancshares, Inc.(b)	12,364	778,067
Torchmark Corp.	26,515	2,421,350
Travelers Cos., Inc. (The)	117,183	17,181,371
Two Harbors Investment Corp.	89,069	1,198,869
U.S. Bancorp	383,087	21,893,422
UMB Financial Corp.	9,659	659,323
Umpqua Holdings Corp.	73,968	1,291,481
United Bankshares, Inc.	25,091	943,171
Unum Group	104,361	3,334,334
Valley National Bancorp	85,672	956,100
Voya Financial, Inc.	69,485	3,902,972
W.R. Berkley Corp.	38,197	2,650,490
Waddell & Reed Financial, Inc., Class A	54,831	959,543
Washington Federal, Inc.	23,005	841,523
Webster Financial Corp.	17,457	890,307
Wells Fargo & Co.	1,559,472	75,494,040
Western Alliance Bancorp(b)	15,519	767,259
White Mountains Insurance Group Ltd.	764	822,064
Willis Towers Watson PLC	20,600	4,021,532
Wintrust Financial Corp.	10,929	781,861
Zions Bancorp. N.A.	37,460	1,688,322
		1,055,093,969
Health Care-10.48%
Abbott Laboratories	186,332	16,229,517
AbbVie, Inc.	252,435	16,817,220
Acadia Healthcare Co., Inc.(b)	35,246	1,125,757
Agilent Technologies, Inc.	26,100	1,811,601
Alexion Pharmaceuticals, Inc.(b)	20,884	2,365,948
Allergan PLC	93,256	14,967,588
AmerisourceBergen Corp.	129,585	11,293,333
Amgen, Inc.	109,472	20,425,286
Anthem, Inc.	58,997	17,381,106

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Baxter International, Inc.	59,227	$ 4,973,291
Becton, Dickinson and Co.	22,807	5,765,610
Biogen, Inc.(b)	24,447	5,813,986
BioMarin Pharmaceutical, Inc.(b)	7,064	560,316
Bio-Rad Laboratories, Inc., Class A(b)	2,935	924,231
Boston Scientific Corp.(b)	83,262	3,535,304
Bristol-Myers Squibb Co.	283,194	12,576,646
Brookdale Senior Living, Inc.(b)	179,116	1,395,314
Cardinal Health, Inc.	287,783	13,160,317
Catalent, Inc.(b)	17,309	977,785
Celgene Corp.(b)	61,180	5,619,995
Centene Corp.(b)	92,424	4,814,366
Cerner Corp.	42,132	3,018,758
Charles River Laboratories International, Inc.(b)	4,815	647,810
Cigna Corp.	41,589	7,066,803
Community Health Systems, Inc.(b)(c)	277,063	567,979
Cooper Cos., Inc. (The)	3,442	1,161,331
CVS Health Corp.	499,431	27,903,210
Danaher Corp.	65,212	9,162,286
DaVita, Inc.(b)	59,159	3,540,666
DENTSPLY SIRONA, Inc.	36,253	1,973,976
Edwards Lifesciences Corp.(b)	9,655	2,055,067
Eli Lilly and Co.	105,241	11,466,007
Encompass Health Corp.	17,528	1,118,988
Gilead Sciences, Inc.	275,157	18,028,287
HCA Healthcare, Inc.	66,919	8,934,356
Henry Schein, Inc.(b)	45,813	3,048,397
Hill-Rom Holdings, Inc.	7,328	781,458
Hologic, Inc.(b)	33,142	1,698,527
Humana, Inc.	30,572	9,072,241
ICON PLC (Ireland)(b)	4,953	773,510
Illumina, Inc.(b)	4,536	1,357,988
Intuitive Surgical, Inc.(b)	3,736	1,940,889
IQVIA Holdings, Inc.(b)	18,549	2,952,444
Jazz Pharmaceuticals PLC(b)	9,171	1,278,254
Johnson & Johnson	436,466	56,836,602
Laboratory Corp. of America Holdings(b)	24,941	4,178,116
Magellan Health, Inc.(b)	16,586	1,166,659
Mallinckrodt PLC(b)	105,911	721,254
McKesson Corp.	181,056	25,157,731
MEDNAX, Inc.(b)	39,547	971,670
Medtronic PLC	227,736	23,215,408
Merck & Co., Inc.	435,745	36,162,478
Mettler-Toledo International, Inc.(b)	1,439	1,088,963
Molina Healthcare, Inc.(b)	17,565	2,332,281
Mylan N.V.(b)	183,310	3,831,179
Owens & Minor, Inc.	192,413	521,439
Patterson Cos., Inc.	46,256	915,869
PerkinElmer, Inc.	9,768	841,220
Perrigo Co. PLC	35,365	1,910,064
Pfizer, Inc.	1,215,755	47,219,924
Quest Diagnostics, Inc.	36,664	3,742,661
Regeneron Pharmaceuticals, Inc.(b)	5,164	1,573,781
ResMed, Inc.	12,662	1,629,599
Select Medical Holdings Corp.(b)	43,494	728,090
STERIS PLC	9,656	1,437,392
Stryker Corp.	28,061	5,886,637
Teleflex, Inc.	3,545	1,204,378
Tenet Healthcare Corp.(b)	129,779	3,058,891
Thermo Fisher Scientific, Inc.	34,997	9,717,967
United Therapeutics Corp.(b)	10,114	801,433
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	142,170	$ 35,401,752
Universal Health Services, Inc., Class B	18,705	2,821,836
Varian Medical Systems, Inc.(b)	7,981	936,730
Waters Corp.(b)	5,559	1,170,503
WellCare Health Plans, Inc.(b)	9,955	2,859,574
Zimmer Biomet Holdings, Inc.	31,609	4,271,324
Zoetis, Inc.	23,459	2,695,204
		569,092,358
Industrials-10.11%
3M Co.	87,566	15,299,532
A.O. Smith Corp.	16,640	756,288
ABM Industries, Inc.	26,173	1,101,622
Acuity Brands, Inc.	6,758	907,059
AECOM(b)	108,187	3,889,323
AerCap Holdings N.V. (Ireland)(b)	70,547	3,846,928
AGCO Corp.	26,053	2,006,081
Air Lease Corp.	26,898	1,124,067
Allegion PLC	7,484	774,893
Allison Transmission Holdings, Inc.	18,974	871,855
American Airlines Group, Inc.	64,660	1,972,777
AMETEK, Inc.	23,999	2,150,550
Arconic, Inc.	176,993	4,431,905
Arcosa, Inc.	22,983	861,862
Avis Budget Group, Inc.(b)	111,156	4,044,967
Beacon Roofing Supply, Inc.(b)	25,790	934,372
Boeing Co. (The)	56,243	19,188,987
Builders FirstSource, Inc.(b)	58,381	1,002,986
C.H. Robinson Worldwide, Inc.	32,463	2,718,127
Carlisle Cos., Inc.	10,915	1,574,052
Caterpillar, Inc.	123,306	16,235,701
Cintas Corp.	8,367	2,179,101
Clean Harbors, Inc.(b)	15,918	1,238,580
Colfax Corp.(b)(c)	43,042	1,191,403
CoStar Group, Inc.(b)	1,451	892,945
Covanta Holding Corp.	46,974	808,892
Crane Co.	9,813	821,348
CSX Corp.	114,083	8,031,443
Cummins, Inc.	41,074	6,736,136
Curtiss-Wright Corp.	6,547	830,880
Deere & Co.	71,414	11,829,729
Delta Air Lines, Inc.	60,029	3,664,170
Deluxe Corp.	16,220	723,736
Donaldson Co., Inc.	18,234	910,788
Dover Corp.	26,595	2,575,726
Dycom Industries, Inc.(b)	10,450	576,422
Eaton Corp. PLC	125,808	10,340,160
EMCOR Group, Inc.	18,510	1,562,059
Emerson Electric Co.	139,999	9,083,135
EnerSys	9,395	639,893
Equifax, Inc.	16,810	2,338,103
Expeditors International of Washington, Inc.	25,465	1,944,253
Fastenal Co.	74,872	2,306,058
FedEx Corp.	72,677	12,393,609
Flowserve Corp.	29,880	1,494,896
Fluor Corp.	104,326	3,391,638
Fortive Corp.	24,122	1,834,478
Fortune Brands Home & Security, Inc.	32,845	1,804,504
GATX Corp.	13,102	1,007,020
General Dynamics Corp.	52,988	9,852,589
General Electric Co.	5,666,467	59,214,580
Genesee & Wyoming, Inc., Class A(b)	17,168	1,885,218

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Graco, Inc.	14,478	$ 696,102
HD Supply Holdings, Inc.(b)	39,672	1,607,113
Hertz Global Holdings, Inc.(b)	201,164	3,122,065
Hexcel Corp.	10,580	865,021
Honeywell International, Inc.	108,254	18,669,485
Hub Group, Inc., Class A(b)	16,520	749,182
Hubbell, Inc.	11,975	1,555,313
Huntington Ingalls Industries, Inc.	8,288	1,892,150
IAA, Inc.(b)	26,220	1,225,785
IDEX Corp.	8,372	1,408,338
IHS Markit Ltd.(b)	38,885	2,504,972
Illinois Tool Works, Inc.	49,037	7,562,977
Ingersoll-Rand PLC	44,314	5,479,869
ITT, Inc.	15,755	983,427
J.B. Hunt Transport Services, Inc.	13,195	1,350,772
Jacobs Engineering Group, Inc.	40,591	3,349,163
JetBlue Airways Corp.(b)	40,443	777,719
Johnson Controls International PLC	240,948	10,225,833
Kansas City Southern	19,113	2,365,043
KAR Auction Services, Inc.	26,220	701,123
Kennametal, Inc.	18,454	638,139
Kirby Corp.(b)	17,102	1,340,113
Knight-Swift Transportation Holdings, Inc.	31,150	1,116,416
L3Harris Technologies, Inc.	35,469	7,363,364
Landstar System, Inc.	6,541	727,817
Lennox International, Inc.	3,193	818,941
Lincoln Electric Holdings, Inc.	10,301	870,641
Lockheed Martin Corp.	43,517	15,760,552
Macquarie Infrastructure Corp.	41,648	1,725,893
ManpowerGroup, Inc.	41,776	3,816,238
Masco Corp.	48,226	1,966,174
MasTec, Inc.(b)	24,352	1,249,745
Meritor, Inc.(b)	32,147	794,995
Middleby Corp. (The)(b)	6,786	911,903
Moog, Inc., Class A	8,292	675,466
MRC Global, Inc.(b)	46,787	731,749
MSC Industrial Direct Co., Inc., Class A	11,225	797,536
Mueller Industries, Inc.	24,172	729,753
Navistar International Corp.(b)	21,577	674,065
Nielsen Holdings PLC	138,187	3,200,411
Nordson Corp.	5,851	828,853
Norfolk Southern Corp.	46,977	8,978,244
Northrop Grumman Corp.	25,951	8,967,887
NOW, Inc.(b)	44,667	547,171
nVent Electric PLC	44,650	1,106,873
Old Dominion Freight Line, Inc.	5,908	986,518
Oshkosh Corp.	21,706	1,813,970
Owens Corning	35,893	2,081,794
PACCAR, Inc.	103,476	7,257,807
Parker-Hannifin Corp.	24,203	4,237,461
Pentair PLC	36,618	1,421,145
Pitney Bowes, Inc.	200,625	812,531
Quanta Services, Inc.	64,230	2,403,487
Raytheon Co.	52,975	9,656,813
Regal Beloit Corp.	12,713	1,012,209
Republic Services, Inc.	43,942	3,895,458
Resideo Technologies, Inc.(b)	54,049	1,019,364
Rexnord Corp.(b)	27,732	812,270
Robert Half International, Inc.	20,355	1,229,646
Rockwell Automation, Inc.	17,014	2,735,511
Roper Technologies, Inc.	8,098	2,944,838
Rush Enterprises, Inc., Class A	18,206	685,638
	Shares	Value
Industrials-(continued)
Ryder System, Inc.	37,978	$ 2,022,708
Sensata Technologies Holding PLC(b)	28,742	1,363,233
Snap-on, Inc.	11,224	1,712,895
Southwest Airlines Co.	29,704	1,530,647
Spirit AeroSystems Holdings, Inc., Class A	14,588	1,120,942
Stanley Black & Decker, Inc.	33,238	4,905,596
Stericycle, Inc.(b)	26,659	1,225,248
Teledyne Technologies, Inc.(b)	4,338	1,263,573
Terex Corp.	29,411	895,565
Textron, Inc.	60,088	2,962,338
Timken Co. (The)	19,398	886,683
Toro Co. (The)	11,500	837,430
TransDigm Group, Inc.(b)	8,116	3,939,831
TransUnion	15,418	1,276,456
Trinity Industries, Inc.	61,569	1,206,752
Tutor Perini Corp.(b)	52,357	683,782
Union Pacific Corp.	108,221	19,474,369
United Airlines Holdings, Inc.(b)	32,790	3,013,729
United Parcel Service, Inc., Class B	153,874	18,383,327
United Rentals, Inc.(b)	28,535	3,611,104
United Technologies Corp.	178,249	23,814,066
Univar, Inc.(b)	65,785	1,455,164
Valmont Industries, Inc.	5,899	811,702
Verisk Analytics, Inc., Class A	10,865	1,648,438
W.W. Grainger, Inc.	8,231	2,395,468
WABCO Holdings, Inc.(b)	8,632	1,142,963
Wabtec Corp.(c)	14,169	1,100,648
Waste Management, Inc.	70,029	8,193,393
Watsco, Inc.	6,893	1,120,940
WESCO International, Inc.(b)	33,580	1,703,849
XPO Logistics, Inc.(b)	43,790	2,954,949
Xylem, Inc.	20,606	1,654,456
YRC Worldwide, Inc.(b)(c)	119,848	390,704
		548,937,225
Information Technology-13.95%
Accenture PLC, Class A	79,768	15,361,721
Adobe, Inc.(b)	13,768	4,114,704
Advanced Micro Devices, Inc.(b)	33,146	1,009,296
Akamai Technologies, Inc.(b)	21,558	1,899,907
Alliance Data Systems Corp.	11,499	1,804,423
Amdocs Ltd.	29,795	1,906,582
Amphenol Corp., Class A	28,726	2,680,710
Analog Devices, Inc.	39,969	4,694,759
Anixter International, Inc.(b)	17,651	1,136,018
ANSYS, Inc.(b)	5,380	1,092,786
Apple, Inc.	733,630	156,292,535
Applied Materials, Inc.	140,838	6,953,172
Arrow Electronics, Inc.(b)	62,621	4,546,911
Automatic Data Processing, Inc.	40,684	6,774,700
Avaya Holdings Corp.(b)	40,976	493,351
Avnet, Inc.	88,226	4,007,225
Belden, Inc.	11,950	543,247
Benchmark Electronics, Inc.	26,023	704,182
Black Knight, Inc.(b)	15,736	996,404
Booz Allen Hamilton Holding Corp.	28,119	1,933,181
Broadcom, Inc.	28,637	8,304,444
Broadridge Financial Solutions, Inc.	12,289	1,562,178
CACI International, Inc., Class A(b)	6,346	1,365,342
Cadence Design Systems, Inc.(b)	14,086	1,041,096
CDK Global, Inc.	11,275	584,834
CDW Corp.	24,045	2,841,157

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Check Point Software Technologies Ltd. (Israel)(b)	10,093	$ 1,129,911
Ciena Corp.(b)	21,534	973,767
Cisco Systems, Inc.	772,345	42,787,913
Citrix Systems, Inc.	9,920	934,861
Cognizant Technology Solutions Corp., Class A	61,462	4,003,635
CommScope Holding Co., Inc.(b)	66,403	948,235
Conduent, Inc.(b)	131,344	1,195,230
CoreLogic, Inc.(b)	18,395	838,260
Corning, Inc.	182,950	5,625,713
Cree, Inc.(b)	15,308	951,851
Cypress Semiconductor Corp.	50,035	1,149,304
Dell Technologies, Inc., Class C(b)	53,103	3,066,167
Diebold Nixdorf, Inc.(b)	84,728	1,178,566
DXC Technology Co.	69,149	3,856,440
EchoStar Corp., Class A(b)	20,863	949,684
Euronet Worldwide, Inc.(b)	5,379	838,640
F5 Networks, Inc.(b)	5,812	852,737
Fidelity National Information Services, Inc.	56,162	7,483,587
First Solar, Inc.(b)	28,972	1,868,404
Fiserv, Inc.(b)	58,569	6,174,930
FleetCor Technologies, Inc.(b)	7,729	2,196,350
Flex Ltd.(b)	498,115	5,553,982
FLIR Systems, Inc.	16,241	806,528
Gartner, Inc.(b)	5,356	746,251
Global Payments, Inc.	10,412	1,748,383
Hewlett Packard Enterprise Co.	652,739	9,379,859
HP, Inc.	395,541	8,322,183
Insight Enterprises, Inc.(b)	19,981	1,099,355
Intel Corp.	911,567	46,079,712
International Business Machines Corp.	295,712	43,836,347
Intuit, Inc.	10,318	2,861,285
Jabil, Inc.	106,407	3,285,848
Jack Henry & Associates, Inc.	6,524	911,403
Juniper Networks, Inc.	74,569	2,014,854
KBR, Inc.	52,155	1,375,849
Keysight Technologies, Inc.(b)	16,404	1,468,486
KLA Corp.	37,100	5,057,472
Lam Research Corp.	16,023	3,342,558
Leidos Holdings, Inc.	42,668	3,503,043
Marvell Technology Group Ltd.	64,603	1,696,475
Mastercard, Inc., Class A	30,101	8,195,599
Maxim Integrated Products, Inc.	37,305	2,208,083
Microchip Technology, Inc.(c)	25,196	2,379,006
Micron Technology, Inc.(b)	240,964	10,816,874
Microsoft Corp.	702,706	95,757,747
Motorola Solutions, Inc.	16,099	2,671,790
NCR Corp.(b)	62,204	2,103,117
NetApp, Inc.	35,592	2,081,776
Nuance Communications, Inc.(b)	53,294	886,812
NVIDIA Corp.	22,589	3,811,216
NXP Semiconductors N.V. (Netherlands)	59,800	6,182,722
ON Semiconductor Corp.(b)	70,510	1,516,670
Oracle Corp.	390,055	21,960,096
Paychex, Inc.	41,338	3,433,121
PayPal Holdings, Inc.(b)	65,813	7,265,755
Perspecta, Inc.	50,831	1,185,887
Plexus Corp.(b)	11,413	681,470
Qorvo, Inc.(b)	26,042	1,908,618
QUALCOMM, Inc.	409,242	29,940,145
Sabre Corp.	54,392	1,278,756
	Shares	Value
Information Technology-(continued)
salesforce.com, inc.(b)	20,508	$ 3,168,486
Sanmina Corp.(b)	44,816	1,422,908
Science Applications International Corp.	9,252	789,843
Seagate Technology PLC	113,844	5,272,116
Skyworks Solutions, Inc.	23,444	1,999,304
SS&C Technologies Holdings, Inc.	12,069	578,709
Symantec Corp.	190,011	4,096,637
SYNNEX Corp.	17,123	1,687,300
Synopsys, Inc.(b)	13,370	1,775,001
TE Connectivity Ltd.	69,937	6,462,179
Tech Data Corp.(b)	47,357	4,799,158
Teradata Corp.(b)	17,373	636,199
Teradyne, Inc.	20,286	1,130,539
Texas Instruments, Inc.	110,594	13,825,356
Total System Services, Inc.	15,562	2,112,075
Trimble, Inc.(b)	29,174	1,232,893
ViaSat, Inc.(b)	9,560	780,000
Visa, Inc., Class A	83,147	14,800,166
Vishay Intertechnology, Inc.	31,935	542,895
VMware, Inc., Class A	3,928	685,397
Western Digital Corp.	135,158	7,283,665
Western Union Co. (The)	131,261	2,756,481
WEX, Inc.(b)	4,270	931,159
Xerox Corp.	94,145	3,022,055
Xilinx, Inc.	18,236	2,082,734
Zebra Technologies Corp., Class A(b)	4,149	874,983
		757,752,421
Materials-3.53%
Air Products and Chemicals, Inc.	33,907	7,739,951
AK Steel Holding Corp.(b)(c)	404,067	1,139,469
Albemarle Corp.(c)	21,498	1,568,494
Alcoa Corp.(b)	107,207	2,411,085
Allegheny Technologies, Inc.(b)	28,797	626,911
AptarGroup, Inc.	9,698	1,173,652
Ashland Global Holdings, Inc.	15,045	1,195,777
Avery Dennison Corp.	17,584	2,019,874
Axalta Coating Systems Ltd.(b)	46,059	1,364,728
Ball Corp.	46,079	3,293,727
Berry Global Group, Inc.(b)	34,434	1,551,252
Cabot Corp.	20,380	911,394
Carpenter Technology Corp.	14,669	660,252
Celanese Corp., Series A	23,993	2,691,295
CF Industries Holdings, Inc.	72,340	3,585,170
Chemours Co. (The)	34,737	662,435
Cleveland-Cliffs, Inc.(c)	75,128	800,864
Commercial Metals Co.	73,150	1,280,856
Compass Minerals International, Inc.	13,197	737,052
Constellium S.E.(b)	93,406	1,121,806
Corteva, Inc.	241,767	7,132,126
Crown Holdings, Inc.(b)	42,432	2,716,072
Domtar Corp.	29,825	1,266,071
Dow, Inc.	244,189	11,828,515
DuPont de Nemours, Inc.	241,767	17,445,907
Eastman Chemical Co.	47,134	3,551,547
Ecolab, Inc.	30,011	6,054,119
Element Solutions, Inc.(b)	85,944	861,159
FMC Corp.	14,059	1,214,979
Freeport-McMoRan, Inc.	587,234	6,494,808
Graphic Packaging Holding Co.	95,921	1,425,386
Huntsman Corp.	96,376	1,980,527
International Flavors & Fragrances, Inc.	11,243	1,618,880
International Paper Co.	157,141	6,900,061

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Linde PLC (United Kingdom)	105,503	$ 20,180,614
Louisiana-Pacific Corp.	31,394	820,639
LyondellBasell Industries N.V., Class A	130,069	10,885,475
Martin Marietta Materials, Inc.	9,554	2,367,003
Mosaic Co. (The)	128,778	3,243,918
Newmont Goldcorp Corp.	107,626	3,930,502
Nucor Corp.	101,920	5,542,410
Olin Corp.	55,621	1,116,313
Owens-Illinois, Inc.	102,693	1,742,700
Packaging Corp. of America	24,084	2,431,761
PolyOne Corp.	24,145	791,232
PPG Industries, Inc.	47,250	5,546,677
Reliance Steel & Aluminum Co.	29,615	2,960,019
Royal Gold, Inc.	7,427	850,020
RPM International, Inc.	27,407	1,859,017
Scotts Miracle-Gro Co. (The)	10,210	1,145,358
Sealed Air Corp.	38,643	1,614,891
Sherwin-Williams Co. (The)	7,788	3,995,555
Silgan Holdings, Inc.	23,682	711,881
Sonoco Products Co.	27,285	1,637,919
Steel Dynamics, Inc.	58,568	1,845,478
Trinseo SA	18,175	705,372
United States Steel Corp.(c)	92,142	1,384,894
Vulcan Materials Co.	15,918	2,202,255
Warrior Met Coal, Inc.	25,822	638,836
Westlake Chemical Corp.	8,214	555,020
WestRock Co.	112,151	4,043,044
		191,775,004
Real Estate-3.36%
Alexandria Real Estate Equities, Inc.	15,109	2,211,353
American Campus Communities, Inc.	31,532	1,474,121
American Homes 4 Rent, Class A	36,195	876,281
American Tower Corp.	31,311	6,626,034
Apartment Investment & Management Co., Class A	25,377	1,257,177
Apple Hospitality REIT, Inc.	87,313	1,371,687
AvalonBay Communities, Inc.	21,114	4,408,392
Boston Properties, Inc.	31,612	4,202,815
Brandywine Realty Trust	53,008	781,868
Brixmor Property Group, Inc.	98,760	1,874,465
Brookfield Property REIT, Inc., Class A	35,605	687,533
Camden Property Trust	16,557	1,717,126
CBL & Associates Properties, Inc.(c)	475,394	499,164
CBRE Group, Inc., Class A(b)	61,462	3,258,101
Colony Capital, Inc.	277,705	1,569,033
Columbia Property Trust, Inc.	45,949	1,007,662
CoreCivic, Inc.	86,083	1,460,829
Corporate Office Properties Trust	27,714	773,775
Cousins Properties, Inc.	18,421	648,051
Crown Castle International Corp.	51,651	6,883,012
CubeSmart	26,953	915,054
CyrusOne, Inc.	11,548	662,855
DiamondRock Hospitality Co.	74,209	747,285
Digital Realty Trust, Inc.	34,074	3,896,703
Douglas Emmett, Inc.	26,118	1,066,137
Duke Realty Corp.	61,870	2,062,127
EPR Properties	12,981	966,176
Equinix, Inc.	8,427	4,231,197
Equity Commonwealth	21,926	736,275
Equity LifeStyle Properties, Inc.	7,830	972,877
Equity Residential	68,019	5,366,019
Essex Property Trust, Inc.	8,783	2,654,398
	Shares	Value
Real Estate-(continued)
Extra Space Storage, Inc.	13,940	$ 1,566,717
Federal Realty Investment Trust	10,107	1,334,225
Gaming and Leisure Properties, Inc.	32,403	1,221,917
GEO Group, Inc. (The)	52,845	941,169
HCP, Inc.	110,298	3,521,815
Healthcare Realty Trust, Inc.	24,380	779,672
Healthcare Trust of America, Inc., Class A	38,098	1,025,979
Highwoods Properties, Inc.	24,679	1,118,699
Hospitality Properties Trust	73,948	1,827,255
Host Hotels & Resorts, Inc.	228,596	3,975,284
Howard Hughes Corp. (The)(b)	7,116	960,660
Hudson Pacific Properties, Inc.	27,816	981,905
Invitation Homes, Inc.	43,758	1,202,032
Iron Mountain, Inc.	89,623	2,635,812
Jones Lang LaSalle, Inc.	9,560	1,392,796
Kilroy Realty Corp.	16,114	1,280,418
Kimco Realty Corp.	117,341	2,254,121
Lamar Advertising Co., Class A	15,856	1,283,068
Lexington Realty Trust	70,723	698,036
Liberty Property Trust	31,556	1,650,379
Life Storage, Inc.	8,460	824,765
Macerich Co. (The)(c)	46,379	1,532,826
Mack-Cali Realty Corp.	31,743	754,849
Medical Properties Trust, Inc.	64,507	1,128,872
Mid-America Apartment Communities, Inc.	21,128	2,489,724
National Retail Properties, Inc.	21,930	1,145,623
Omega Healthcare Investors, Inc.	40,896	1,484,525
Outfront Media, Inc.	65,824	1,789,096
Paramount Group, Inc.	65,830	910,429
Park Hotels & Resorts, Inc.	60,439	1,596,194
Piedmont Office Realty Trust, Inc., Class A	45,577	948,457
Prologis, Inc.	74,763	6,026,645
Public Storage	16,819	4,082,980
Rayonier, Inc.	35,665	1,035,712
Realogy Holdings Corp.(c)	81,206	423,083
Realty Income Corp.	35,803	2,477,926
Regency Centers Corp.	25,300	1,687,510
Retail Properties of America, Inc., Class A	74,029	900,193
RLJ Lodging Trust	67,322	1,163,324
Ryman Hospitality Properties, Inc.	8,209	615,675
Sabra Health Care REIT, Inc.	41,674	860,151
SBA Communications Corp., Class A(b)	4,868	1,194,656
Senior Housing Properties Trust	126,473	1,037,079
Simon Property Group, Inc.	42,717	6,928,697
SITE Centers Corp.	78,770	1,122,472
SL Green Realty Corp.	24,675	2,000,649
Spirit Realty Capital, Inc.	29,328	1,293,951
STORE Capital Corp.	23,737	812,043
Sun Communities, Inc.	9,618	1,277,367
Sunstone Hotel Investors, Inc.	77,470	1,023,379
Taubman Centers, Inc.	18,045	731,183
UDR, Inc.	37,259	1,716,150
Uniti Group, Inc.	57,299	482,458
Ventas, Inc.	89,879	6,047,958
VEREIT, Inc.	328,839	2,999,012
VICI Properties, Inc.	46,546	993,292
Vornado Realty Trust	34,727	2,233,641
Washington Prime Group, Inc.(c)	179,263	650,725
Weingarten Realty Investors	30,995	865,070
Welltower, Inc.	93,152	7,742,794
Weyerhaeuser Co.	202,424	5,143,594

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
WP Carey, Inc.	21,620	$ 1,870,995
Xenia Hotels & Resorts, Inc.	45,726	979,908
		182,543,173
Utilities-4.61%
AES Corp. (The)	292,042	4,903,385
ALLETE, Inc.	12,396	1,077,832
Alliant Energy Corp.	53,933	2,671,841
Ameren Corp.	63,725	4,823,345
American Electric Power Co., Inc.	138,506	12,162,212
American Water Works Co., Inc.	29,477	3,383,370
Aqua America, Inc.	29,051	1,218,689
Atmos Energy Corp.	19,863	2,165,862
Avangrid, Inc.	14,803	748,292
Avista Corp.	22,859	1,052,200
Black Hills Corp.	11,973	947,663
CenterPoint Energy, Inc.	141,220	4,096,792
CMS Energy Corp.	69,955	4,072,780
Consolidated Edison, Inc.	106,467	9,045,436
Dominion Energy, Inc.	162,709	12,087,652
DTE Energy Co.	49,204	6,254,320
Duke Energy Corp.	252,727	21,916,485
Edison International	120,073	8,950,241
Entergy Corp.	69,144	7,302,989
Evergy, Inc.	12,541	758,605
Eversource Energy	82,906	6,289,249
Exelon Corp.	347,749	15,669,570
FirstEnergy Corp.	120,725	5,308,278
Hawaiian Electric Industries, Inc.	36,197	1,621,626
IDACORP, Inc.	10,803	1,102,554
National Fuel Gas Co.	18,618	888,823
New Jersey Resources Corp.	18,991	947,081
NextEra Energy, Inc.	83,445	17,287,301
NiSource, Inc.	86,969	2,582,110
NorthWestern Corp.	13,801	964,966
NRG Energy, Inc.	55,457	1,893,302
OGE Energy Corp.	48,792	2,095,616
ONE Gas, Inc.	10,453	953,105
PG&E Corp.(b)	680,486	12,337,211
Pinnacle West Capital Corp.	32,303	2,946,680
PNM Resources, Inc.	21,416	1,063,733
Portland General Electric Co.	26,227	1,438,551
	Shares	Value
Utilities-(continued)
PPL Corp.	263,252	$ 7,800,157
Public Service Enterprise Group, Inc.	145,045	8,289,322
Sempra Energy	63,750	8,633,663
South Jersey Industries, Inc.	20,947	713,245
Southern Co. (The)	339,568	19,083,722
Southwest Gas Holdings, Inc.	12,376	1,100,350
Spire, Inc.	11,802	972,603
UGI Corp.	47,272	2,415,126
Vistra Energy Corp.	114,565	2,458,565
WEC Energy Group, Inc.	66,186	5,656,256
Xcel Energy, Inc.	134,628	8,025,175
		250,177,931
Total Common Stocks & Other Equity Interests (Cost $4,653,029,496)		5,426,255,729
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $3,892,667)	3,892,667	3,892,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $4,656,922,163)		5,430,148,396
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.53%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	22,182,302	22,182,302
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	6,876,911	6,879,661
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,061,928)		29,061,963
TOTAL INVESTMENTS IN SECURITIES-100.52% (Cost $4,685,984,091)		5,459,210,359
OTHER ASSETS LESS LIABILITIES-(0.52)%		(28,370,440)
NET ASSETS-100.00%		$5,430,839,919

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2019	Dividend Income
Invesco Ltd.	$4,939,142	$48,348	$(189,619)	$(637,002)	$21,400	$4,182,269	$69,398
Invesco Mortgage Capital, Inc.	907,425	9,406	(37,381)	2,134	6,540	888,124	24,888
Total Investments in Affiliates	$5,846,567	$57,754	$(227,000)	$(634,868)	$27,940	$5,070,393	$94,286

Invesco FTSE RAFI US 1000 ETF (PRF)—(continued)
July 31, 2019
(Unaudited)
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-3.82%
AMC Entertainment Holdings, Inc., Class A(b)	269,568	$ 3,188,989
ATN International, Inc.	14,836	834,822
Boingo Wireless, Inc.(c)	14,117	212,037
Cable One, Inc.	2,223	2,704,946
Cars.com, Inc.(c)	146,279	2,779,301
Cincinnati Bell, Inc.(c)	275,144	1,051,050
Cogent Communications Holdings, Inc.	38,437	2,421,915
Consolidated Communications Holdings, Inc.	342,706	1,614,145
E.W. Scripps Co. (The), Class A	58,856	902,262
Emerald Expositions Events, Inc.	35,827	381,916
Entercom Communications Corp., Class A	270,286	1,535,225
Entravision Communications Corp., Class A	207,522	676,522
Eros International PLC (India)(c)	94,941	157,602
GCI Liberty, Inc.(c)	41,915	2,503,583
Global Eagle Entertainment, Inc.(b)(c)	77,671	55,900
Glu Mobile, Inc.(c)	29,272	218,369
Gogo, Inc.(b)(c)	116,964	490,079
Gray Television, Inc.(c)	133,113	2,362,756
IDT Corp., Class B(c)	107,575	1,092,962
IMAX Corp.(c)	58,131	1,275,975
Intelsat S.A.(c)	126,966	2,874,510
Iridium Communications, Inc.(c)	123,244	3,135,327
John Wiley & Sons, Inc., Class A	74,635	3,396,639
Liberty Media Corp.-Liberty Braves, Class A(c)	5,158	149,066
Liberty Media Corp.-Liberty Braves, Class C(c)	18,363	528,304
Liberty TripAdvisor Holdings, Inc., Class A(c)	100,762	1,163,801
Madison Square Garden Co. (The), Class A(c)	11,949	3,465,688
Marcus Corp. (The)	25,227	882,693
MDC Partners, Inc., Class A(c)	387,634	969,085
Meet Group, Inc. (The)(c)	46,182	158,866
MSG Networks, Inc., Class A(c)	47,970	910,950
National CineMedia, Inc.	323,094	2,300,429
New Media Investment Group, Inc.	174,170	1,875,811
New York Times Co. (The), Class A	76,992	2,747,075
ORBCOMM, Inc.(c)	49,613	290,732
QuinStreet, Inc.(c)	24,881	405,312
Reading International, Inc., Class A(c)	27,792	362,686
Rosetta Stone, Inc.(c)	10,342	237,452
Scholastic Corp.	60,022	2,050,952
Shenandoah Telecommunications Co.	26,788	1,054,376
Sirius XM Holdings, Inc.(b)	484,198	3,031,080
Spok Holdings, Inc.	50,043	650,059
TechTarget, Inc.(c)	13,470	310,079
Townsquare Media, Inc., Class A	44,106	237,731
Tribune Publishing Co.	76,005	628,561
TripAdvisor, Inc.(c)	59,428	2,623,746
TrueCar, Inc.(c)	65,563	333,060
United States Cellular Corp.(c)	27,896	1,335,939
Vonage Holdings Corp.(c)	182,439	2,262,244
WideOpenWest, Inc.(c)	134,206	1,018,624
World Wrestling Entertainment, Inc., Class A	9,954	724,452
Yelp, Inc.(c)	48,741	1,708,372
Zillow Group, Inc., Class A(c)	27,196	1,355,449
	Shares	Value
Communication Services-(continued)
Zillow Group, Inc., Class C(b)(c)	61,279	$ 3,061,499
Zynga, Inc., Class A(c)	430,833	2,748,715
		77,449,720
Consumer Discretionary-13.60%
1-800-Flowers.com, Inc., Class A(c)	37,275	729,844
Acushnet Holdings Corp.	50,445	1,289,374
Adtalem Global Education, Inc.(c)	78,128	3,700,923
American Outdoor Brands Corp.(c)	150,240	1,448,314
American Public Education, Inc.(c)	29,692	980,430
America’s Car-Mart, Inc.(c)	7,043	634,997
At Home Group, Inc.(c)	50,287	301,219
Barnes & Noble Education, Inc.(c)	276,334	967,169
Barnes & Noble, Inc.	499,854	3,259,048
Bassett Furniture Industries, Inc.	26,429	337,763
BBX Capital Corp.	146,220	630,208
Beazer Homes USA, Inc.(c)	186,820	2,189,530
Big 5 Sporting Goods Corp.(b)	239,891	510,968
Biglari Holdings, Inc., Class B(c)	3,570	324,156
BJ’s Restaurants, Inc.	22,783	904,485
Blue Apron Holdings, Inc., Class A(b)(c)	9,239	81,118
Boot Barn Holdings, Inc.(c)	33,211	1,039,172
Boyd Gaming Corp.	121,700	3,223,833
Bright Horizons Family Solutions, Inc.(c)	28,176	4,284,724
Buckle, Inc. (The)(b)	147,391	2,999,407
Build-A-Bear Workshop, Inc.(c)	51,172	218,504
Caleres, Inc.	109,779	2,061,650
Callaway Golf Co.	84,568	1,550,977
Camping World Holdings, Inc., Class A(b)	78,205	917,345
Career Education Corp.(c)	72,133	1,367,642
Carriage Services, Inc.	27,943	534,270
Carrols Restaurant Group, Inc.(c)	124,824	1,163,360
Cato Corp. (The), Class A	105,108	1,510,402
Cavco Industries, Inc.(c)	9,325	1,653,789
Century Casinos, Inc.(c)	44,676	440,952
Century Communities, Inc.(c)	63,775	1,758,277
Cheesecake Factory, Inc. (The)	72,009	3,102,148
Chegg, Inc.(c)	17,552	788,436
Chico’s FAS, Inc.	699,882	2,232,624
Children’s Place, Inc. (The)	27,254	2,661,898
Choice Hotels International, Inc.	18,311	1,571,267
Churchill Downs, Inc.	22,450	2,686,142
Chuy’s Holdings, Inc.(c)	27,086	640,584
Citi Trends, Inc.	34,585	530,880
Collectors Universe, Inc.	16,611	393,847
Columbia Sportswear Co.	20,518	2,174,498
Conn’s, Inc.(c)	73,881	1,536,725
Container Store Group, Inc. (The)(b)(c)	64,350	393,179
Crocs, Inc.(c)	46,722	1,067,598
CSS Industries, Inc.	39,905	204,713
Dave & Buster’s Entertainment, Inc.	47,076	1,913,639
Deckers Outdoor Corp.(c)	25,614	4,002,956
Del Friscos Restaurant Group, Inc.(c)	76,568	609,481
Del Taco Restaurants, Inc.(c)	79,386	962,158
Denny’s Corp.(c)	45,714	1,032,679
Despegar.com Corp. (Argentina)(c)	18,839	245,095
Dillard’s, Inc., Class A(b)	56,116	4,084,122
Dine Brands Global, Inc.	23,448	1,924,846
Dorman Products, Inc.(c)	20,409	1,466,999
Drive Shack, Inc.(c)	195,322	1,019,581
El Pollo Loco Holdings, Inc.(c)	32,022	315,096
Eldorado Resorts, Inc.(c)	46,167	2,083,055
Ethan Allen Interiors, Inc.	69,020	1,420,432

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Etsy, Inc.(c)	14,850	$ 995,247
Everi Holdings, Inc.(c)	140,693	1,689,723
Express, Inc.(c)	692,222	1,709,788
Fiesta Restaurant Group, Inc.(c)	65,097	621,676
Five Below, Inc.(c)	14,756	1,733,240
Flexsteel Industries, Inc.	21,610	396,976
Floor & Decor Holdings, Inc., Class A(b)(c)	23,793	931,496
Fox Factory Holding Corp.(c)	13,436	1,075,955
Francesca’s Holdings Corp.(b)(c)	76,380	239,069
Freds, Inc., Class A(b)(c)	362,514	123,327
frontdoor, Inc.(c)	78,936	3,602,639
Funko, Inc., Class A(b)(c)	9,300	232,593
Gentherm, Inc.(c)	49,336	2,018,336
G-III Apparel Group Ltd.(c)	103,061	2,953,728
GNC Holdings, Inc.(b)(c)	1,197,676	2,491,166
Golden Entertainment, Inc.(c)	25,269	354,271
GoPro, Inc., Class A(c)	180,988	957,427
Grand Canyon Education, Inc.(c)	31,848	3,464,107
Groupon, Inc.(c)	770,504	2,427,088
GrubHub, Inc.(b)(c)	24,892	1,683,446
Guess?, Inc.	159,093	2,680,717
Habit Restaurants, Inc. (The), Class A(c)	30,609	306,090
Hamilton Beach Brands Holding Co., Class A	17,435	286,108
Haverty Furniture Cos., Inc.	56,446	1,022,237
Helen of Troy Ltd.(c)	29,077	4,311,538
Hibbett Sports, Inc.(c)	103,455	1,903,572
Hilton Grand Vacations, Inc.(c)	114,202	3,734,405
Hooker Furniture Corp.	20,983	437,496
Horizon Global Corp.(b)(c)	310,546	1,782,534
Houghton Mifflin Harcourt Co.(c)	279,543	1,635,327
Hovnanian Enterprises Inc., Class A(b)(c)	57,584	345,504
Installed Building Products, Inc.(c)	19,048	1,014,877
International Speedway Corp., Class A	34,487	1,554,674
iRobot Corp.(b)(c)	11,825	864,407
J. Jill, Inc.(b)	71,150	152,261
Jack in the Box, Inc.	32,023	2,300,212
Johnson Outdoors, Inc., Class A	5,290	359,667
K12, Inc.(c)	55,829	1,666,496
Kirkland’s, Inc.(b)(c)	68,167	116,566
Lands’ End, Inc.(b)(c)	34,218	372,976
Laureate Education, Inc., Class A(c)	243,947	3,998,291
La-Z-Boy, Inc.	77,248	2,548,412
LCI Industries	37,395	3,426,504
LGI Homes, Inc.(c)	21,018	1,477,355
Libbey, Inc.(c)	89,332	150,971
Lindblad Expeditions Holdings, Inc.(c)	17,359	326,870
Liquidity Services, Inc.(c)	58,950	384,354
Lumber Liquidators Holdings, Inc.(b)(c)	99,762	874,913
M/I Homes, Inc.(c)	96,719	3,420,951
MakeMyTrip Ltd. (India)(c)	28,437	727,703
Malibu Boats, Inc., Class A(c)	9,497	286,145
MarineMax, Inc.(c)	45,583	703,802
Marriott Vacations Worldwide Corp.	30,135	3,080,701
MasterCraft Boat Holdings, Inc.(c)	24,925	413,755
MDC Holdings, Inc.	108,699	3,928,382
MercadoLibre, Inc. (Argentina)(c)	4,886	3,036,258
Modine Manufacturing Co.(c)	158,027	2,168,130
Monarch Casino & Resort, Inc.(c)	10,861	511,227
Monro, Inc.	27,783	2,339,606
Motorcar Parts of America, Inc.(c)	39,944	714,199
Movado Group, Inc.	25,149	662,173
	Shares	Value
Consumer Discretionary-(continued)
Nathan’s Famous, Inc.	6,750	$ 476,617
National Vision Holdings, Inc.(c)	56,440	1,782,940
Nautilus, Inc.(c)	83,567	161,284
New Home Co., Inc. (The)(c)	67,979	282,793
Ollie’s Bargain Outlet Holdings, Inc.(c)	18,856	1,596,915
Overstock.com, Inc.(b)(c)	60,658	1,366,018
Oxford Industries, Inc.	22,445	1,642,750
Papa John’s International, Inc.(b)	34,032	1,511,701
Party City Holdco, Inc.(b)(c)	249,555	1,592,161
PetMed Express, Inc.(b)	28,632	497,338
Pier 1 Imports, Inc.(b)(c)	128,287	493,905
Planet Fitness, Inc., Class A(c)	13,746	1,081,260
Playa Hotels & Resorts N.V.(c)	87,684	642,724
PlayAGS, Inc.(c)	10,048	188,500
Pool Corp.	23,126	4,379,371
Potbelly Corp.(c)	63,106	262,521
Quotient Technology, Inc.(c)	54,356	571,825
RCI Hospitality Holdings, Inc.	12,203	206,841
Red Lion Hotels Corp.(c)	31,207	211,896
Red Robin Gourmet Burgers, Inc.(c)	65,374	2,158,649
Red Rock Resorts, Inc., Class A	73,296	1,527,489
Regis Corp.(c)	80,017	1,464,311
Rent-A-Center, Inc.(c)	135,283	3,656,699
RH(c)	16,325	2,275,705
Rocky Brands, Inc.	13,962	440,082
Roku, Inc.(c)	3,954	408,567
RTW RetailWinds, Inc.(c)	114,596	249,819
Rubicon Project, Inc. (The)(c)	61,660	469,233
Ruth’s Hospitality Group, Inc.	25,904	576,882
Scientific Games Corp.(c)	106,054	2,168,804
SeaWorld Entertainment, Inc.(c)	78,499	2,399,714
Shake Shack, Inc., Class A(c)	6,322	472,001
Shiloh Industries, Inc.(c)	42,053	211,947
Shoe Carnival, Inc.(b)	21,456	544,553
Shutterfly, Inc.(c)	48,662	2,466,677
Shutterstock, Inc.	12,630	484,613
Sleep Number Corp.(c)	42,054	2,067,795
Sonic Automotive, Inc., Class A	143,632	3,959,934
Sotheby’s(c)	61,785	3,689,182
Speedway Motorsports, Inc.	31,896	631,541
Sportsmans Warehouse Holdings, Inc.(c)	151,271	679,207
Stage Stores, Inc.(b)	197,805	144,398
Stamps.com, Inc.(c)	5,767	275,374
Standard Motor Products, Inc.	33,314	1,532,777
Stein Mart, Inc.(c)	161,427	131,531
Steven Madden Ltd.	92,279	3,184,548
Stitch Fix, Inc., Class A(b)(c)	11,790	307,483
Stoneridge, Inc.(c)	41,060	1,337,324
Strategic Education, Inc.	8,549	1,521,637
Strattec Security Corp.	5,948	123,659
Sturm Ruger & Co., Inc.	28,209	1,593,808
Superior Group of Cos.Inc.	13,385	227,813
Superior Industries International, Inc.	236,912	606,495
Tailored Brands, Inc.(b)	226,173	1,101,463
Texas Roadhouse, Inc.	54,750	3,023,842
Tile Shop Holdings, Inc.	55,825	144,587
Tilly’s, Inc., Class A	43,303	354,652
TopBuild Corp.(c)	54,474	4,419,476
Tower International, Inc.	86,813	2,673,840
Town Sports International Holdings, Inc.(c)	51,439	78,702
Unifi, Inc.(c)	46,886	877,237
Universal Electronics, Inc.(c)	36,595	1,566,998

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Veoneer, Inc. (Sweden)(b)(c)	92,991	$ 1,687,787
Vera Bradley, Inc.(c)	75,695	889,416
Vista Outdoor, Inc.(c)	397,169	2,859,617
Vitamin Shoppe, Inc.(c)	188,003	830,973
Wayfair, Inc., Class A(c)	11,116	1,457,975
Weight Watchers International, Inc.(c)	43,818	948,660
Wendy’s Co. (The)	203,495	3,701,574
Weyco Group, Inc.	13,636	375,263
William Lyon Homes, Class A(c)	143,491	2,818,163
Wingstop, Inc.	9,348	893,575
Winnebago Industries, Inc.	46,929	1,891,239
Wolverine World Wide, Inc.	95,330	2,588,209
ZAGG, Inc.(b)(c)	47,945	317,875
Zovio Inc.(c)	77,104	293,766
Zumiez, Inc.(c)	46,321	1,147,371
		275,690,063
Consumer Staples-3.05%
Adecoagro S.A. (Argentina)(c)	289,812	1,956,231
Amira Nature Foods Ltd. (United Arab Emirates)(c)	308,478	198,968
Andersons, Inc. (The)	84,487	2,268,476
Boston Beer, Co., Inc. (The), Class A(c)	5,780	2,267,610
Calavo Growers, Inc.	13,107	1,159,183
Cal-Maine Foods, Inc.	52,031	2,069,273
Central Garden & Pet Co., Class A(c)	79,523	2,190,859
Chefs’ Warehouse, Inc. (The)(c)	30,224	1,102,269
Coca-Cola Consolidated, Inc.	6,786	1,991,895
Craft Brew Alliance, Inc.(c)	15,269	239,876
elf Beauty, Inc.(c)	32,540	539,839
Energizer Holdings, Inc.(b)	55,985	2,355,849
Farmer Brothers Co.(c)	21,887	355,445
Fresh Del Monte Produce, Inc.	98,264	2,980,347
Freshpet, Inc.(c)	4,551	205,478
Hain Celestial Group, Inc. (The)(c)	219,645	4,781,672
Hostess Brands, Inc.(c)	156,250	2,206,250
Ingles Markets, Inc., Class A	47,662	1,500,400
Inter Parfums, Inc.	11,756	814,456
J & J Snack Foods Corp.	12,094	2,247,549
John B. Sanfilippo & Son, Inc.	15,883	1,380,391
Keurig Dr Pepper, Inc.	111,602	3,140,480
Lancaster Colony Corp.	17,944	2,796,034
Limoneira Co.	9,790	193,744
Medifast, Inc.	3,887	433,984
MGP Ingredients, Inc.(b)	6,037	301,790
National Beverage Corp.(b)	8,102	352,680
Natural Grocers by Vitamin Cottage, Inc.(c)	23,865	218,842
Natural Health Trends Corp.	17,999	135,172
Pilgrim’s Pride Corp.(c)	158,308	4,283,814
PriceSmart, Inc.	40,718	2,483,798
Primo Water Corp.(b)(c)	17,881	264,102
Pyxus International, Inc.(b)(c)	113,195	1,615,293
Revlon, Inc., Class A(b)(c)	18,300	364,536
Seneca Foods Corp., Class A(c)	14,810	467,700
Simply Good Foods Co. (The)(c)	29,780	810,909
SpartanNash Co.	134,407	1,588,691
Tootsie Roll Industries, Inc.	13,039	487,137
Turning Point Brands, Inc.(b)	5,179	192,296
USANA Health Sciences, Inc.(c)	9,510	647,155
Vector Group Ltd.	320,217	3,698,506
Village Super Market, Inc., Class A	17,479	437,499
	Shares	Value
Consumer Staples-(continued)
WD-40 Co.	6,181	$ 1,122,222
Weis Markets, Inc.	27,113	988,269
		61,836,969
Energy-5.39%
Abraxas Petroleum Corp.(c)	182,228	158,611
Alta Mesa Resources, Inc., Class A(c)	295,300	44,295
Apergy Corp.(c)	99,004	3,220,600
Approach Resources, Inc.(c)	208,312	56,223
Arch Coal, Inc., Class A	25,802	2,300,506
Archrock, Inc.	289,620	3,180,028
Ardmore Shipping Corp. (Ireland)(c)	121,362	890,797
Basic Energy Services, Inc.(c)	235,399	419,010
Berry Petroleum Corp.	19,051	186,700
Bonanza Creek Energy, Inc.(c)	40,596	884,993
C&J Energy Services, Inc.(c)	144,284	1,578,467
Cactus, Inc., Class A(c)	7,155	210,142
California Resources Corp.(b)(c)	82,465	1,262,539
Callon Petroleum Co.(c)	329,130	1,619,320
CARBO Ceramics, Inc.(b)(c)	145,932	186,793
Carrizo Oil & Gas, Inc.(c)	96,666	921,227
Centennial Resource Development, Inc., Class A(c)	205,484	1,222,630
Cheniere Energy, Inc.(c)	33,772	2,200,246
Clean Energy Fuels Corp.(c)	287,485	767,585
CONSOL Energy, Inc.(c)	91,677	1,970,139
Contango Oil & Gas Co.(c)	79,106	105,211
Core Laboratories N.V.	49,277	2,472,227
CVR Energy, Inc.	70,271	3,729,282
Denbury Resources, Inc.(c)	1,059,024	1,196,697
DHT Holdings, Inc.	315,263	1,781,236
DMC Global, Inc.	7,380	385,531
Dorian LPG Ltd.(c)	124,952	1,143,311
Dril-Quip, Inc.(c)	79,598	4,188,447
Equitrans Midstream Corp.	190,240	3,156,082
Era Group, Inc.(c)	40,749	420,530
Exterran Corp.(c)	125,309	1,710,468
Extraction Oil & Gas, Inc.(b)(c)	391,086	1,450,929
Forum Energy Technologies, Inc.(c)	332,613	871,446
Frank’s International N.V.(b)(c)	169,838	968,077
FTS International, Inc.(c)	39,050	155,029
GasLog Ltd. (Monaco)	70,961	1,010,485
Geopark Ltd. (Colombia)(c)	33,848	644,804
Geospace Technologies Corp.(c)	27,043	422,141
Golar LNG Ltd. (Bermuda)	92,860	1,573,048
Green Plains, Inc.	247,255	2,494,803
Gulf Island Fabrication, Inc.(c)	33,303	238,450
Hallador Energy Co.	40,038	214,604
Helix Energy Solutions Group, Inc.(c)	403,970	3,538,777
HighPoint Resources Corp.(c)	232,488	290,610
Hornbeck Offshore Services, Inc.(c)	215,079	223,682
Independence Contract Drilling, Inc.(c)	62,117	81,994
International Seaways, Inc.(c)	86,189	1,466,075
ION Geophysical Corp.(c)	27,003	260,849
Jagged Peak Energy, Inc.(c)	24,059	176,593
Keane Group, Inc.(c)	61,700	388,093
Key Energy Services, Inc.(b)(c)	168,341	513,440
KLX Energy Services Holdings, Inc.(c)	14,499	227,924
Kosmos Energy Ltd. (Ghana)	264,865	1,591,839
Laredo Petroleum, Inc.(c)	265,768	882,350
Liberty Oilfield Services, Inc., Class A(b)	37,044	524,173
Lonestar Resources US Inc., Class A(c)	62,136	154,097
Mammoth Energy Services, Inc.(b)	15,859	102,766

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Energy-(continued)
Matador Resources Co.(b)(c)	83,142	$ 1,465,793
Matrix Service Co.(c)	77,274	1,419,523
Midstates Petroleum Co., Inc.(c)	57,948	263,663
Montage Resources Corp.(b)(c)	14,967	49,990
NACCO Industries, Inc., Class A	9,175	487,651
Navigator Holdings Ltd.(c)	104,090	1,071,086
Newpark Resources, Inc.(c)	171,054	1,305,142
Nine Energy Service, Inc.(c)	18,944	243,809
Nordic American Tankers Ltd.	983,652	1,986,977
Oil States International, Inc.(c)	173,200	2,584,144
Overseas Shipholding Group, Inc., Class A(c)	298,868	582,793
Pacific Ethanol, Inc.(c)	380,941	206,203
Par Pacific Holdings, Inc.(c)	99,433	2,292,925
Penn Virginia Corp.(c)	8,002	273,989
Pioneer Energy Services Corp.(c)	468,506	97,918
ProPetro Holding Corp.(c)	36,433	660,530
Renewable Energy Group, Inc.(c)	85,390	1,160,450
REX American Resources Corp.(c)	13,731	1,024,333
RigNet, Inc.(c)	25,590	223,401
Ring Energy, Inc.(c)	68,230	167,164
RPC, Inc.(b)	103,174	637,615
SandRidge Energy, Inc.(c)	187,907	1,268,372
Scorpio Tankers, Inc. (Monaco)	146,090	3,829,019
SEACOR Holdings, Inc.(c)	39,199	1,867,440
SEACOR Marine Holdings, Inc.(c)	30,018	422,653
Select Energy Services, Inc., Class A(c)	53,135	540,383
Ship Finance International Ltd. (Norway)	228,967	3,010,916
SilverBow Resources, Inc.(c)	13,567	140,961
Smart Sand, Inc.(b)(c)	76,203	179,077
Southwestern Energy Co.(c)	752,818	1,656,200
SRC Energy, Inc.(c)	444,484	1,813,495
Superior Energy Services, Inc.(c)	800,154	725,900
Talos Energy, Inc.(c)	14,605	300,571
Teekay Corp. (Bermuda)	595,449	2,715,247
Teekay Tankers Ltd., Class A (Bermuda)(c)	1,191,384	1,465,402
TETRA Technologies, Inc.(c)	535,949	836,080
Tidewater, Inc.(c)	71,535	1,644,590
Ultra Petroleum Corp.(c)	848,099	135,696
Unit Corp.(c)	164,009	1,066,059
US Silica Holdings, Inc.	192,178	2,663,587
W&T Offshore, Inc.(c)	157,211	705,877
		109,229,575
Financials-18.14%
1st Source Corp.	20,568	965,668
AG Mortgage Investment Trust, Inc.	79,321	1,297,692
Allegiance Bancshares, Inc.(c)	8,948	300,295
Ambac Financial Group, Inc.(c)	200,610	3,655,114
American National Insurance Co.	18,394	2,226,042
Ameris Bancorp	51,639	2,053,683
AMERISAFE, Inc.	32,737	2,129,869
Anworth Mortgage Asset Corp.	333,749	1,284,934
Apollo Commercial Real Estate Finance, Inc.	164,274	3,091,637
Arbor Realty Trust, Inc.(b)	73,006	889,943
Ares Commercial Real Estate Corp.	71,431	1,083,608
Argo Group International Holdings Ltd.	55,140	3,773,782
Arlington Asset Investment Corp., Class A	66,356	436,622
ARMOUR Residential REIT, Inc.	52,180	932,457
Artisan Partners Asset Management, Inc., Class A	83,279	2,464,226
Atlantic Capital Bancshares, Inc.(c)	25,921	476,687
	Shares	Value
Financials-(continued)
Atlantic Union Bankshares Corp.	61,005	$ 2,320,020
Axos Financial, Inc.(c)	56,226	1,647,984
Banc of California, Inc.	80,679	1,261,013
BancFirst Corp.	17,207	1,003,856
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	89,370	1,878,557
Bancorp, Inc. (The)(c)	57,299	554,654
BancorpSouth Bank	104,183	3,114,030
Bank of Marin Bancorp	11,774	514,759
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	66,431	2,087,926
BankFinancial Corp.	16,574	222,257
Banner Corp.	36,033	2,135,316
Baycom Corp.(c)	8,730	199,917
Berkshire Hills Bancorp, Inc.	70,419	2,309,743
BGC Partners, Inc., Class A	348,898	1,922,428
Blucora, Inc.(c)	44,934	1,345,324
BOK Financial Corp.	41,886	3,505,020
Boston Private Financial Holdings, Inc.	154,644	1,784,592
Bridge Bancorp, Inc.	21,508	628,249
Brookline Bancorp, Inc.	106,590	1,580,730
Bryn Mawr Bank Corp.	25,218	935,083
Byline Bancorp, Inc.(c)	17,509	334,597
Cadence BanCorp	69,247	1,186,894
Cannae Holdings, Inc.(c)	116,915	3,384,689
Capitol Federal Financial, Inc.	274,643	3,751,623
Capstead Mortgage Corp.	354,041	2,984,566
Carolina Financial Corp.	14,960	525,395
Cathay General Bancorp	93,502	3,480,144
CBTX, Inc.	15,912	479,588
CenterState Bank Corp.	70,482	1,714,122
Central Pacific Financial Corp.	38,568	1,136,599
Central Valley Community Bancorp	15,018	311,323
Cherry Hill Mortgage Investment Corp.	29,350	454,632
City Holding Co.	17,319	1,341,357
Civista Bancshares, Inc.	12,967	287,478
CNA Financial Corp.	82,604	3,955,906
Cohen & Steers, Inc.	29,292	1,534,022
Columbia Banking System, Inc.	102,016	3,847,023
Columbia Financial, Inc.(c)	26,774	409,374
Community Bank System, Inc.	54,132	3,572,171
Community Trust Bancorp, Inc.	26,765	1,131,892
ConnectOne Bancorp, Inc.	38,190	873,023
Cowen, Inc., Class A(c)	76,655	1,346,062
Credit Acceptance Corp.(c)	6,446	3,081,381
Curo Group Holdings Corp.(b)(c)	36,660	455,317
Customers Bancorp, Inc.(c)	68,758	1,417,790
CVB Financial Corp.	97,595	2,148,066
Diamond Hill Investment Group, Inc.	4,885	688,541
Dime Community Bancshares, Inc.	60,771	1,226,359
Donegal Group, Inc., Class A	13,020	193,347
Donnelley Financial Solutions, Inc.(c)	115,615	1,575,832
Dynex Capital, Inc.	56,772	925,384
Eagle Bancorp, Inc.	32,167	1,296,652
eHealth, Inc.(c)	3,166	328,473
Elevate Credit, Inc.(c)	52,337	217,722
Ellington Residential Mortgage REIT	23,936	271,913
EMC Insurance Group, Inc.	18,840	677,110
Employers Holdings, Inc.	44,653	1,960,267
Encore Capital Group, Inc.(b)(c)	61,649	2,218,131
Enova International, Inc.(c)	72,612	1,956,893
Enstar Group Ltd. (Bermuda)(c)	19,103	3,384,096

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Entegra Financial Corp.(c)	11,299	$ 336,823
Enterprise Financial Services Corp.	21,194	883,366
Equity Bancshares, Inc., Class A(c)	15,563	412,264
Essent Group Ltd.(c)	76,111	3,513,284
Evercore, Inc., Class A	34,587	2,987,279
Exantas Capital Corp. REIT	121,407	1,358,544
FactSet Research Systems, Inc.	17,457	4,840,826
FB Financial Corp.	19,003	722,304
FBL Financial Group, Inc., Class A	19,285	1,209,169
Federal Agricultural Mortgage Corp., Class C	14,590	1,127,369
FedNat Holding Co.	25,006	312,325
FGL Holdings	413,968	3,373,839
Financial Institutions, Inc.	27,421	844,293
First BanCorp	334,199	3,595,981
First Bancorp/Southern Pines NC	27,213	1,005,248
First Bancshares, Inc. (The)	7,692	255,451
First Busey Corp.	55,012	1,486,974
First Choice Bancorp	8,506	188,833
First Citizens BancShares, Inc., Class A	9,139	4,268,096
First Commonwealth Financial Corp.	130,783	1,800,882
First Defiance Financial Corp.	22,989	660,244
First Financial Bancorp	85,362	2,175,877
First Financial Bankshares, Inc.(b)	74,668	2,445,377
First Financial Corp.	22,176	962,660
First Financial Northwest, Inc.	12,241	180,922
First Foundation, Inc.	40,585	610,398
First Internet Bancorp	14,326	301,992
First Interstate BancSystem, Inc., Class A	36,916	1,477,747
First Merchants Corp.	52,554	2,071,153
First Mid-Illinois Bancshares, Inc.	12,419	423,240
First Midwest Bancorp, Inc.	139,460	3,016,520
First of Long Island Corp. (The)	32,604	721,200
FirstCash, Inc.	32,264	3,247,049
Flagstar Bancorp, Inc.	49,667	1,712,518
Flushing Financial Corp.	44,558	907,201
Focus Financial Partners, Inc., Class A(c)	7,483	208,851
Franklin Financial Network, Inc.	15,588	459,846
FS Bancorp, Inc.	3,640	179,452
GAIN Capital Holdings, Inc.(b)	76,565	326,167
German American Bancorp, Inc.	20,934	660,468
Glacier Bancorp, Inc.	83,265	3,489,636
Granite Point Mortgage Trust, Inc.	64,589	1,233,650
Great Ajax Corp.	33,273	462,827
Great Southern Bancorp, Inc.	15,340	919,786
Great Western Bancorp, Inc.	84,622	2,861,916
Green Dot Corp., Class A(c)	25,507	1,292,950
Greenhill & Co., Inc.	62,800	1,042,480
Greenlight Capital Re Ltd., Class A(c)	96,958	809,599
Guaranty Bancshares, Inc.	9,595	295,718
Hanmi Financial Corp.	53,356	1,146,620
HarborOne Bancorp, Inc.(c)	16,007	306,534
HCI Group, Inc.	14,600	585,314
Health Insurance Innovations, Inc., Class A(b)(c)	4,990	109,730
Heartland Financial USA, Inc.	31,056	1,493,483
Heritage Commerce Corp.	40,341	499,018
Heritage Financial Corp.	32,481	926,358
Heritage Insurance Holdings, Inc.	57,347	770,744
Hilltop Holdings, Inc.	142,664	3,235,620
Home Bancorp, Inc.	9,938	371,284
Home BancShares, Inc.	180,267	3,545,852
	Shares	Value
Financials-(continued)
HomeStreet, Inc.(c)	40,039	$ 1,161,932
Hope Bancorp, Inc.	230,126	3,394,358
Horace Mann Educators Corp.	89,182	3,874,066
Horizon Bancorp, Inc.	42,279	736,500
Houlihan Lokey, Inc.	25,819	1,187,674
Independent Bank Corp.	29,166	2,267,948
Independent Bank Corp.	19,286	419,278
Independent Bank Group, Inc.	22,271	1,265,216
Interactive Brokers Group, Inc., Class A	16,525	847,072
International Bancshares Corp.	82,250	3,095,067
INTL. FCStone, Inc.(c)	26,119	1,065,133
James River Group Holdings Ltd.	64,108	3,066,286
Kearny Financial Corp.	80,925	1,080,349
Kingstone Cos.Inc.	10,203	86,521
Kinsale Capital Group, Inc.	6,408	575,823
KKR Real Estate Finance Trust, Inc.	25,393	508,622
Ladder Capital Corp.	148,426	2,498,010
Lakeland Financial Corp.	22,920	1,054,091
LCNB Corp.	14,138	254,625
LegacyTexas Financial Group, Inc.	46,896	2,004,335
LendingClub Corp.(c)	74,202	1,096,706
LendingTree, Inc.(b)(c)	1,475	475,747
Live Oak Bancshares, Inc.(b)	36,482	710,305
Luther Burbank Corp.	48,371	539,820
Maiden Holdings Ltd.	604,927	299,439
MarketAxess Holdings, Inc.	8,379	2,824,058
MBIA, Inc.(c)	401,355	3,744,642
Mercantile Bank Corp.	24,463	821,957
Mercury General Corp.	65,744	3,728,342
Meridian Bancorp, Inc.	50,108	918,981
Meta Financial Group, Inc.	22,593	697,446
Metropolitan Bank Holding Corp.(c)	8,828	370,511
Midland States Bancorp, Inc.	29,130	790,006
MidWestOne Financial Group, Inc.	19,860	617,050
Moelis & Co., Class A	35,861	1,306,775
Morningstar, Inc.	9,412	1,430,436
National Bank Holdings Corp., Class A	25,053	908,923
National General Holdings Corp.	95,402	2,359,291
National Western Life Group, Inc., Class A	5,454	1,467,126
NBT Bancorp, Inc.	63,494	2,457,218
Nelnet, Inc., Class A	44,534	2,786,047
New York Mortgage Trust, Inc.	465,728	2,845,598
Nicolet Bankshares, Inc.(c)	10,041	659,794
NMI Holdings, Inc., Class A(c)	25,544	635,535
Northfield Bancorp, Inc.	66,358	1,038,503
Northrim BanCorp, Inc.	11,475	447,181
Northwest Bancshares, Inc.	171,889	2,947,896
OceanFirst Financial Corp.	36,194	883,134
Ocwen Financial Corp.(c)	1,023,414	1,944,487
OFG Bancorp	81,977	1,855,140
Ohio Valley Banc Corp.	4,808	173,376
Old Line Bancshares, Inc.	11,730	331,255
Old National Bancorp	206,580	3,637,874
On Deck Capital, Inc.(c)	107,385	384,438
Opus Bank	37,834	847,860
Orchid Island Capital, Inc.(b)	84,096	520,554
Origin Bancorp, Inc.	17,222	599,498
Oritani Financial Corp.	87,820	1,589,542
Pacific Premier Bancorp, Inc.	44,457	1,406,175
PCSB Financial Corp.	17,053	331,510
Peapack-Gladstone Financial Corp.	21,879	622,020
PennyMac Financial Services, Inc.	31,479	755,811

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Peoples Bancorp, Inc.	24,186	$ 783,868
Piper Jaffray Cos.	17,480	1,351,204
PJT Partners, Inc., Class A	4,235	178,548
PRA Group, Inc.(c)	103,338	3,216,912
Preferred Bank	12,389	671,360
Provident Financial Services, Inc.	95,566	2,310,786
QCR Holdings, Inc.	13,001	497,418
RBB Bancorp	15,777	317,118
Ready Capital Corp.	46,014	707,235
Redwood Trust, Inc.	203,513	3,443,440
Regional Management Corp.(c)	27,744	669,463
Renasant Corp.	56,764	2,037,260
Republic Bancorp, Inc., Class A	14,661	700,356
RLI Corp.	55,335	4,987,344
S&T Bancorp, Inc.	43,812	1,667,923
Safety Insurance Group, Inc.	24,581	2,425,161
Sandy Spring Bancorp, Inc.	39,219	1,429,140
Seacoast Banking Corp. of Florida(c)	35,205	951,943
ServisFirst Bancshares, Inc.	28,561	972,788
Sierra Bancorp	16,717	435,812
Simmons First National Corp., Class A	112,558	2,898,368
SmartFinancial, Inc.(c)	12,834	278,369
South State Corp.	50,439	4,038,651
Southern First Bancshares, Inc.(c)	7,637	311,437
Southern National Bancorp of Virginia, Inc.	24,750	394,020
Southside Bancshares, Inc.	41,005	1,419,593
State Auto Financial Corp.	24,259	838,876
Stewart Information Services Corp.	59,640	2,256,181
Stock Yards Bancorp, Inc.	23,720	907,290
TFS Financial Corp.	39,423	708,037
Third Point Reinsurance Ltd. (Bermuda)(c)	202,599	2,042,198
Towne Bank	71,872	2,022,478
TPG RE Finance Trust, Inc.	63,752	1,259,102
TriCo Bancshares	22,193	837,786
TriState Capital Holdings, Inc.(c)	29,027	609,567
Triumph Bancorp, Inc.(c)	21,998	686,558
TrustCo Bank Corp. NY	155,129	1,256,545
Trustmark Corp.	110,478	3,926,388
United Community Banks, Inc.	80,686	2,315,688
United Financial Bancorp, Inc.	85,252	1,222,514
United Fire Group, Inc.	34,696	1,813,560
United Insurance Holdings Corp.	28,395	321,715
Universal Insurance Holdings, Inc.	40,067	994,062
Univest Financial Corp.	44,572	1,223,947
Veritex Holdings, Inc.	10,938	279,903
Virtus Investment Partners, Inc.	12,241	1,311,746
Walker & Dunlop, Inc.	43,973	2,565,385
Washington Trust Bancorp, Inc.	19,915	1,000,330
WesBanco, Inc.	62,141	2,273,118
Westamerica Bancorp.	27,640	1,771,724
Western Asset Mortgage Capital Corp.	165,634	1,682,841
Westwood Holdings Group, Inc.	16,182	506,497
WisdomTree Investments, Inc.	163,319	1,012,578
World Acceptance Corp.(c)	13,823	1,751,789
WSFS Financial Corp.	29,984	1,270,422
		367,765,877
Health Care-8.59%
AAC Holdings, Inc.(b)(c)	77,278	75,964
ABIOMED, Inc.(c)	3,903	1,087,220
ACADIA Pharmaceuticals, Inc.(c)	11,877	291,937
Acceleron Pharma, Inc.(c)	7,692	335,833
Accuray, Inc.(c)	72,369	299,608
	Shares	Value
Health Care-(continued)
Achillion Pharmaceuticals, Inc.(c)	157,075	$ 692,701
Aclaris Therapeutics, Inc.(c)	29,687	37,999
Acorda Therapeutics, Inc.(c)	63,678	441,289
Addus HomeCare Corp.(c)	6,712	540,920
Aduro Biotech, Inc.(c)	59,251	78,211
Adverum Biotechnologies, Inc.(c)	47,960	643,144
Agios Pharmaceuticals, Inc.(b)(c)	6,988	336,193
Akorn, Inc.(c)	471,022	1,752,202
Alder Biopharmaceuticals, Inc.(c)	19,676	199,121
Align Technology, Inc.(c)	13,278	2,776,164
Alkermes PLC(c)	59,820	1,385,431
Allscripts Healthcare Solutions, Inc.(c)	289,120	2,977,936
Alnylam Pharmaceuticals, Inc.(c)	20,689	1,605,260
AMAG Pharmaceuticals, Inc.(b)(c)	84,842	700,795
Amedisys, Inc.(c)	11,374	1,568,361
American Renal Associates Holdings, Inc.(c)	36,730	282,821
Amicus Therapeutics, Inc.(c)	35,699	442,668
AMN Healthcare Services, Inc.(c)	49,641	2,649,837
Amneal Pharmaceuticals, Inc.(c)	49,658	181,748
Amphastar Pharmaceuticals, Inc.(c)	20,775	418,616
AnaptysBio, Inc.(c)	4,145	222,628
AngioDynamics, Inc.(c)	45,903	935,503
ANI Pharmaceuticals, Inc.(c)	4,991	422,189
Anika Therapeutics, Inc.(c)	15,770	868,769
Arena Pharmaceuticals, Inc.(c)	5,650	354,142
Assertio Therapeutics, Inc.(c)	210,666	722,584
Atara Biotherapeutics, Inc.(c)	4,589	65,485
AtriCure, Inc.(c)	8,453	271,172
Atrion Corp.	585	450,157
Avanos Medical, Inc.(c)	54,138	2,204,499
BioScrip, Inc.(c)	205,315	581,041
Bio-Techne Corp.	14,444	3,035,407
BioTelemetry, Inc.(c)	6,985	327,946
Bluebird Bio, Inc.(c)	14,111	1,851,787
Blueprint Medicines Corp.(c)	8,869	888,230
Bruker Corp.	48,749	2,332,640
Cambrex Corp.(c)	43,972	1,925,974
Cantel Medical Corp.	13,907	1,283,338
Capital Senior Living Corp.(c)	95,892	512,063
Cardiovascular Systems, Inc.(c)	7,846	359,582
Celldex Therapeutics, Inc.(b)(c)	42,956	93,644
Chemed Corp.	7,897	3,201,365
Chimerix, Inc.(c)	111,571	401,656
Clovis Oncology, Inc.(c)	15,185	160,202
Computer Programs & Systems, Inc.	20,990	541,752
Concert Pharmaceuticals, Inc.(c)	18,279	183,887
CONMED Corp.	23,831	2,081,638
Corcept Therapeutics, Inc.(c)	19,483	219,379
CorVel Corp.(c)	7,051	600,745
Cross Country Healthcare, Inc.(c)	90,388	857,782
CryoLife, Inc.(c)	16,124	464,694
Cutera, Inc.(c)	10,093	257,977
DexCom, Inc.(c)	5,820	912,983
Diplomat Pharmacy, Inc.(c)	215,131	1,133,740
Dynavax Technologies Corp.(b)(c)	20,858	57,568
Eagle Pharmaceuticals, Inc.(c)	6,774	371,622
Editas Medicine, Inc.(b)(c)	11,533	291,208
Elanco Animal Health, Inc.(c)	18,444	607,914
Emergent BioSolutions, Inc.(c)	27,790	1,226,651
Enanta Pharmaceuticals, Inc.(c)	5,368	402,707
Endo International PLC(c)	296,498	939,899
Endologix, Inc.(b)(c)	40,527	279,636

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Ensign Group, Inc. (The)	32,459	$ 1,955,979
Enzo Biochem, Inc.(c)	58,632	229,251
Epizyme, Inc.(c)	16,815	222,967
Esperion Therapeutics, Inc.(c)	5,180	205,594
Evolent Health, Inc., Class A(c)	64,099	437,155
Exact Sciences Corp.(c)	7,342	845,138
Exelixis, Inc.(c)	19,945	424,230
FibroGen, Inc.(c)	11,614	548,878
Five Prime Therapeutics, Inc.(c)	31,041	158,620
Flexion Therapeutics, Inc.(b)(c)	17,903	179,746
FONAR Corp.(c)	9,398	230,627
Genesis Healthcare, Inc.(c)	184,008	215,289
Genomic Health, Inc.(c)	3,296	240,509
Glaukos Corp.(c)	3,082	251,738
Global Blood Therapeutics, Inc.(c)	6,216	340,637
Globus Medical, Inc., Class A(c)	37,948	1,729,670
Haemonetics Corp.(c)	25,496	3,112,552
Halozyme Therapeutics, Inc.(c)	18,247	310,017
HealthEquity, Inc.(c)	8,121	665,760
HealthStream, Inc.(c)	19,613	553,871
Heska Corp.(c)	2,471	198,026
HMS Holdings Corp.(c)	50,851	1,774,700
Horizon Therapeutics plc(c)	81,582	2,030,576
ICU Medical, Inc.(c)	6,673	1,697,878
IDEXX Laboratories, Inc.(c)	16,602	4,682,594
Incyte Corp.(c)	27,872	2,366,890
Innoviva, Inc.(c)	33,122	393,489
Inogen, Inc.(c)	3,161	194,401
Inovio Pharmaceuticals, Inc.(b)(c)	45,557	125,737
Insmed, Inc.(c)	15,134	332,191
Insulet Corp.(c)	5,152	633,387
Integer Holdings Corp.(c)	31,928	2,794,658
Integra LifeSciences Holdings Corp.(c)	42,222	2,676,453
Intellia Therapeutics, Inc.(b)(c)	19,472	352,443
Intersect ENT, Inc.(c)	5,369	106,145
Intra-Cellular Therapies, Inc.(b)(c)	30,131	251,594
Intrexon Corp.(b)(c)	48,085	384,199
Invacare Corp.	115,106	615,817
Ionis Pharmaceuticals, Inc.(c)	9,737	641,279
Lannett Co., Inc.(b)(c)	129,273	913,960
Lantheus Holdings, Inc.(c)	29,683	671,429
LeMaitre Vascular, Inc.	8,546	282,787
LHC Group, Inc.(c)	13,556	1,715,918
Ligand Pharmaceuticals, Inc.(c)	6,181	565,623
LivaNova PLC(c)	32,149	2,477,080
Luminex Corp.	33,415	726,108
MacroGenics, Inc.(c)	17,667	254,228
Masimo Corp.(c)	16,680	2,632,938
Medicines Co. (The)(c)	12,850	460,544
Medidata Solutions, Inc.(c)	14,631	1,336,834
Medpace Holdings, Inc.(c)	12,164	958,037
Meridian Bioscience, Inc.	66,275	791,986
Merit Medical Systems, Inc.(c)	26,774	1,056,502
Merrimack Pharmaceuticals, Inc.(b)(c)	55,259	339,290
Mesa Laboratories, Inc.	990	249,163
Momenta Pharmaceuticals, Inc.(c)	28,533	322,423
MyoKardia, Inc.(c)	5,703	310,414
Myriad Genetics, Inc.(c)	76,870	2,239,992
National Research Corp.	10,139	683,571
Natus Medical, Inc.(c)	39,238	1,219,125
Nektar Therapeutics(c)	6,436	183,169
Neogen Corp.(c)	19,735	1,409,079
	Shares	Value
Health Care-(continued)
NeoGenomics, Inc.(c)	12,085	$ 294,511
Neurocrine Biosciences, Inc.(c)	5,373	517,903
Nevro Corp.(c)	7,950	531,537
NewLink Genetics Corp.(b)(c)	114,209	202,150
NextGen Healthcare, Inc.(c)	62,102	1,015,989
NuVasive, Inc.(c)	44,090	2,936,394
Omnicell, Inc.(c)	16,490	1,240,213
OPKO Health, Inc.(b)(c)	529,221	1,116,656
OraSure Technologies, Inc.(c)	41,436	345,991
Orthofix Medical, Inc.(c)	12,635	675,341
Pacira BioSciences, Inc.(c)	12,075	529,972
PDL BioPharma, Inc.(c)	929,927	2,678,190
Penumbra, Inc.(c)	3,678	616,433
PetIQ, Inc.(b)(c)	5,839	199,927
Phibro Animal Health Corp., Class A	21,654	674,089
Portola Pharmaceuticals, Inc.(b)(c)	13,015	347,240
PRA Health Sciences, Inc.(c)	27,311	2,728,642
Premier, Inc., Class A(c)	47,144	1,826,830
Prestige Consumer Healthcare Inc.(c)	118,725	4,107,885
Prothena Corp. PLC (Ireland)(c)	36,351	340,245
Providence Service Corp. (The)(c)	22,377	1,247,294
PTC Therapeutics, Inc.(c)	6,393	307,951
Quidel Corp.(c)	7,631	450,458
Quorum Health Corp.(c)	172,614	286,539
R1 RCM, Inc.(c)	57,423	722,381
Radius Health, Inc.(c)	13,489	289,474
RadNet, Inc.(c)	77,855	1,146,804
REGENXBIO, Inc.(c)	3,948	175,331
Repligen Corp.(c)	12,718	1,200,452
Retrophin, Inc.(c)	18,652	369,123
Revance Therapeutics, Inc.(c)	12,890	162,156
Sage Therapeutics, Inc.(c)	3,287	527,038
Sangamo Therapeutics, Inc.(c)	27,314	328,041
Sarepta Therapeutics, Inc.(c)	6,337	943,262
SeaSpine Holdings Corp.(c)	11,410	145,021
Seattle Genetics, Inc.(c)	10,196	771,939
Sorrento Therapeutics, Inc.(b)(c)	102,113	274,684
Spark Therapeutics, Inc.(c)	9,407	940,888
Spectrum Pharmaceuticals, Inc.(c)	42,984	325,819
Supernus Pharmaceuticals, Inc.(c)	14,372	479,594
Surgery Partners, Inc.(b)(c)	68,836	525,219
SurModics, Inc.(c)	4,934	205,748
Syneos Health, Inc.(c)	63,209	3,229,348
Tabula Rasa HealthCare, Inc.(b)(c)	3,878	233,727
Tactile Systems Technology, Inc.(c)	2,223	128,356
Taro Pharmaceutical Industries Ltd.	14,415	1,164,300
Teladoc Health, Inc.(b)(c)	9,926	677,350
Tivity Health, Inc.(b)(c)	67,947	1,185,675
TransEnterix, Inc.(b)(c)	56,461	77,352
Triple-S Management Corp., Class B(c)	134,185	3,217,756
Ultragenyx Pharmaceutical, Inc.(c)	7,232	435,800
US Physical Therapy, Inc.	6,585	849,992
Utah Medical Products, Inc.	2,532	230,387
Vanda Pharmaceuticals, Inc.(c)	10,915	135,892
Varex Imaging Corp.(c)	54,329	1,727,119
Veeva Systems, Inc., Class A(c)	13,463	2,233,512
Vertex Pharmaceuticals, Inc.(c)	19,104	3,183,108
Vocera Communications, Inc.(c)	7,156	183,695
West Pharmaceutical Services, Inc.	37,246	5,112,758
Wright Medical Group N.V.(c)	33,939	979,480

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Xencor, Inc.(c)	7,923	$ 348,770
Zogenix, Inc.(b)(c)	6,849	329,916
		174,032,296
Industrials-19.18%
AAON, Inc.	19,624	996,899
AAR Corp.	65,192	2,728,937
ACCO Brands Corp.	385,107	3,766,346
Actuant Corp., Class A	69,682	1,595,718
ADT, Inc.(b)	156,602	994,423
Advanced Disposal Services, Inc.(c)	121,592	3,935,933
Advanced Drainage Systems, Inc.	47,421	1,561,574
Aegion Corp.(c)	94,888	1,788,639
Aerojet Rocketdyne Holdings, Inc.(c)	51,170	2,185,982
Aerovironment, Inc.(c)	8,581	470,668
Air Transport Services Group, Inc.(c)	84,388	1,967,084
Aircastle Ltd.	179,715	3,736,275
Alamo Group, Inc.	12,235	1,197,684
Alaska Air Group, Inc.	56,451	3,576,735
Albany International Corp.	23,763	2,043,380
Allegiant Travel Co.	6,392	957,841
Allied Motion Technologies, Inc.	5,704	226,107
Altra Industrial Motion Corp.	43,902	1,261,304
AMERCO	9,931	3,843,297
Ameresco, Inc., Class A(c)	30,866	439,841
American Woodmark Corp.(c)	23,157	1,964,871
Apogee Enterprises, Inc.	52,073	2,112,081
Applied Industrial Technologies, Inc.	66,290	4,033,084
ARC Document Solutions, Inc.(c)	175,871	332,396
ArcBest Corp.	77,775	2,327,806
Argan, Inc.	24,296	999,780
Armstrong Flooring, Inc.(c)	104,854	876,579
Armstrong World Industries, Inc.	39,980	3,906,446
Arotech Corp.(c)	52,068	112,727
ASGN, Inc.(c)	59,331	3,740,820
Astec Industries, Inc.	45,245	1,479,059
Astronics Corp.(c)	26,264	967,566
Atento S.A. (Spain)(c)	106,775	248,786
Atkore International Group, Inc.(c)	86,404	2,357,965
Atlas Air Worldwide Holdings, Inc.(c)	24,757	1,130,157
Axon Enterprise, Inc.(c)	9,892	694,616
AZZ, Inc.	41,784	1,946,299
Babcock & Wilcox Enterprises, Inc.(b)(c)	48,211	170,185
Barnes Group, Inc.	53,305	2,773,992
Barrett Business Services, Inc.	10,069	881,038
BG Staffing, Inc.	9,948	165,336
Blue Bird Corp.(c)	19,140	396,581
BlueLinx Holdings, Inc.(b)(c)	54,895	1,164,323
BMC Stock Holdings, Inc.(c)	174,865	3,698,395
Brady Corp., Class A	51,938	2,686,753
Briggs & Stratton Corp.	182,881	1,742,856
BrightView Holdings, Inc.(c)	48,070	949,863
Brink’s Co. (The)	49,972	4,505,476
BWX Technologies, Inc.	64,614	3,483,341
Caesarstone Ltd.	49,241	692,821
CAI International, Inc.(c)	53,118	1,211,090
Casella Waste Systems, Inc., Class A(c)	22,326	973,414
CBIZ, Inc.(c)	74,514	1,741,392
CECO Environmental Corp.(c)	57,717	532,728
Chart Industries, Inc.(c)	25,961	1,960,834
China Yuchai International Ltd. (China)	49,815	679,477
Cimpress NV (Netherlands)(c)	20,271	1,955,138
CIRCOR International, Inc.(c)	32,938	1,251,644
	Shares	Value
Industrials-(continued)
Civeo Corp.(c)	399,465	$ 659,117
Columbus McKinnon Corp.	27,649	1,062,828
Comfort Systems USA, Inc.	38,998	1,637,916
Commercial Vehicle Group, Inc.(c)	111,716	907,134
Continental Building Products, Inc.(c)	48,503	1,192,204
Copa Holdings SA, Class A (Panama)	16,051	1,622,756
Copart, Inc.(c)	72,477	5,619,142
Cornerstone Building Brands, Inc.(c)	97,505	567,479
Corporacion America Airports S.A. (Argentina)(c)	91,611	700,824
Costamare, Inc. (Monaco)	315,207	1,900,698
Covenant Transportation Group, Inc., Class A(c)	39,821	670,984
CRA International, Inc.	14,246	618,561
CSW Industrials, Inc.	14,028	990,517
Cubic Corp.	25,659	1,698,626
Daseke, Inc.(b)(c)	272,095	1,006,752
Diana Shipping, Inc. (Greece)(c)	196,323	649,829
Douglas Dynamics, Inc.	31,112	1,278,703
DryShips, Inc. (Greece)(c)	177,523	688,789
Ducommun, Inc.(c)	22,488	947,869
DXP Enterprises, Inc.(c)	41,683	1,415,138
Eagle Bulk Shipping, Inc.(c)	89,321	413,556
Echo Global Logistics, Inc.(c)	72,277	1,522,154
Encore Wire Corp.	28,336	1,556,213
Ennis, Inc.	54,733	1,112,722
Enphase Energy, Inc.(c)	27,513	774,491
EnPro Industries, Inc.	30,327	2,154,430
ESCO Technologies, Inc.	20,703	1,729,943
Evoqua Water Technologies Corp.(c)	90,028	1,280,198
Exponent, Inc.	18,433	1,268,190
Federal Signal Corp.	67,851	2,113,559
Forrester Research, Inc.	8,312	393,407
Forward Air Corp.	26,104	1,644,552
Foundation Building Materials, Inc.(c)	63,486	1,092,594
Franklin Covey Co.(c)	10,158	370,767
Franklin Electric Co., Inc.	43,616	2,043,846
FreightCar America, Inc.(b)(c)	78,222	427,874
FTI Consulting, Inc.(c)	54,020	5,642,389
FuelCell Energy, Inc.(c)	27,660	9,371
Gardner Denver Holdings, Inc.(c)	110,962	3,658,417
Gates Industrial Corp. PLC(c)	58,467	641,968
Genco Shipping & Trading Ltd.(c)	35,810	344,492
Generac Holdings, Inc.(c)	74,826	5,409,920
General Finance Corp.(c)	24,519	198,114
Gibraltar Industries, Inc.(c)	44,589	1,847,768
GMS, Inc.(c)	115,027	2,589,258
Gorman-Rupp Co. (The)	18,925	628,689
GP Strategies Corp.(c)	38,593	612,857
GrafTech International Ltd.	19,948	228,405
Graham Corp.	10,755	232,846
Granite Construction, Inc.	69,788	2,477,474
Greenbrier Cos., Inc. (The)	89,574	2,589,584
Griffon Corp.	96,036	1,570,189
H&E Equipment Services, Inc.	82,486	2,524,896
Harsco Corp.(c)	140,283	3,291,039
Hawaiian Holdings, Inc.(b)	43,199	1,122,742
HC2 Holdings, Inc.(b)(c)	303,980	659,637
Healthcare Services Group, Inc.	69,076	1,651,607
Heartland Express, Inc.	50,485	1,001,622
HEICO Corp.	13,013	1,779,528
HEICO Corp., Class A	25,313	2,667,737

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Heidrick & Struggles International, Inc.	24,740	$ 734,778
Helios Technologies, Inc.	23,716	1,113,703
Herc Holdings, Inc.(c)	57,693	2,604,262
Heritage-Crystal Clean, Inc.(c)	16,858	472,867
Herman Miller, Inc.	95,078	4,310,837
Hillenbrand, Inc.	81,171	2,734,651
HNI Corp.	86,568	2,964,088
Hudson Technologies, Inc.(b)(c)	189,693	116,301
Huron Consulting Group, Inc.(c)	32,186	1,962,380
Hyster-Yale Materials Handling, Inc.	25,940	1,604,130
ICF International, Inc.	29,085	2,477,751
InnerWorkings, Inc.(c)	166,293	608,632
Insperity, Inc.	21,224	2,257,172
Insteel Industries, Inc.	37,047	722,787
Interface, Inc.	92,175	1,277,546
JELD-WEN Holding, Inc.(c)	183,020	4,009,968
John Bean Technologies Corp.	21,629	2,566,497
Kadant, Inc.	10,300	962,638
Kaman Corp.	35,894	2,275,680
Kelly Services, Inc., Class A	87,342	2,430,728
Kforce, Inc.	31,808	1,084,335
Kimball International, Inc., Class B	54,989	953,509
Knoll, Inc.	92,239	2,236,796
Korn Ferry	58,876	2,312,649
Kornit Digital Ltd. (Israel)(c)	8,663	270,286
Kratos Defense & Security Solutions, Inc.(c)	69,906	1,723,183
Lawson Products, Inc.(c)	7,710	322,818
LB Foster Co., Class A(c)	24,733	597,797
Lindsay Corp.	12,708	1,159,224
LSC Communications, Inc.	341,761	341,761
LSI Industries, Inc.	56,900	225,324
Lydall, Inc.(c)	42,533	1,003,779
Manitex International, Inc.(c)	34,704	225,576
Manitowoc Co., Inc. (The)(c)	73,318	1,316,058
Marten Transport Ltd.	55,385	1,111,577
Masonite International Corp.(c)	56,926	3,034,156
Matson, Inc.	20,860	853,383
Matthews International Corp., Class A	59,172	2,020,724
McGrath RentCorp	36,500	2,486,015
Mercury Systems, Inc.(c)	18,054	1,471,762
Mesa Air Group, Inc.(c)	64,069	656,067
Milacron Holdings Corp.(c)	169,711	2,857,933
Mistras Group, Inc.(c)	46,942	711,641
Mobile Mini, Inc.	61,662	2,094,042
MSA Safety, Inc.	26,820	2,825,487
Mueller Water Products, Inc., Class A	180,032	1,830,925
MYR Group, Inc.(c)	44,111	1,593,289
National Presto Industries, Inc.(b)	7,520	691,614
Navigant Consulting, Inc.	76,329	1,859,374
NN, Inc.	112,219	921,318
Northwest Pipe Co.(c)	19,184	448,138
NV5 Global, Inc.(c)	4,491	356,900
Orion Group Holdings, Inc.(c)	145,310	591,412
PAM Transportation Services, Inc.(c)	5,795	338,486
Park Aerospace Corp.	55,702	1,013,219
Park-Ohio Holdings Corp.	20,791	636,205
Patrick Industries, Inc.(c)	36,260	1,663,246
Performance Shipping Inc. (Greece)(c)	352,192	314,824
PGT Innovations, Inc.(c)	46,333	746,888
PICO Holdings, Inc.(c)	32,870	331,658
Powell Industries, Inc.	22,400	828,576
Preformed Line Products Co.	6,658	384,633
	Shares	Value
Industrials-(continued)
Primoris Services Corp.	101,990	$ 2,137,710
Proto Labs, Inc.(c)	10,273	1,069,419
Quad/Graphics, Inc.	236,817	2,678,400
Quanex Building Products Corp.	69,322	1,290,776
Raven Industries, Inc.	26,333	954,308
RBC Bearings, Inc.(c)	12,293	1,999,948
Resources Connection, Inc.	57,384	1,009,958
REV Group, Inc.	100,878	1,469,792
Roadrunner Transportation Systems, Inc.(c)	12,252	118,722
Rollins, Inc.	54,086	1,813,504
RR Donnelley & Sons Co.	601,693	1,215,420
Safe Bulkers, Inc. (Greece)(c)	285,661	579,892
Saia, Inc.(c)	37,208	2,838,970
Schneider National, Inc., Class B	73,741	1,423,201
Scorpio Bulkers, Inc.	135,490	814,295
Seaspan Corp. (Hong Kong)	319,485	3,242,773
Simpson Manufacturing Co., Inc.	37,110	2,291,914
SiteOne Landscape Supply, Inc.(b)(c)	38,613	2,852,342
SkyWest, Inc.	23,885	1,450,058
SP Plus Corp.(c)	59,345	2,049,183
Spartan Motors, Inc.	66,424	798,417
Spirit Airlines, Inc.(c)	25,801	1,094,736
SPX Corp.(c)	39,496	1,378,410
SPX FLOW, Inc.(c)	109,628	4,446,512
Standex International Corp.	15,820	1,113,253
Star Bulk Carriers Corp. (Greece)(c)	52,141	515,153
Steelcase, Inc., Class A	199,078	3,366,409
Sterling Construction Co.Inc.(c)	54,758	685,570
Sunrun, Inc.(c)	67,339	1,282,808
Systemax, Inc.	22,462	487,425
Team, Inc.(c)	102,359	1,695,065
Tennant Co.	21,981	1,672,974
Tetra Tech, Inc.	51,216	4,056,307
Textainer Group Holdings Ltd. (China)(c)	95,964	933,730
Thermon Group Holdings, Inc.(c)	37,427	948,400
Titan International, Inc.	230,795	872,405
Titan Machinery, Inc.(c)	82,900	1,719,346
TPI Composites, Inc.(c)	11,442	292,572
Trex Co., Inc.(c)	15,102	1,234,589
TriMas Corp.(c)	56,576	1,696,714
TriNet Group, Inc.(c)	29,250	2,151,045
Triton International Ltd. (Bermuda)	107,086	3,542,405
Triumph Group, Inc.	133,593	3,236,958
TrueBlue, Inc.(c)	133,655	2,642,359
Twin Disc, Inc.(c)	14,504	175,063
UniFirst Corp.	17,892	3,522,398
Universal Forest Products, Inc.	113,417	4,585,449
Universal Logistics Holdings, Inc.	17,799	350,462
US Ecology, Inc.	18,949	1,205,725
US Xpress Enterprises, Inc., Class A(b)(c)	75,645	385,033
USA Truck, Inc.(c)	36,769	298,564
Vectrus, Inc.(c)	47,931	1,938,330
Veritiv Corp.(c)	81,596	1,421,402
Viad Corp.	35,246	2,436,908
Vivint Solar, Inc.(c)	51,914	428,291
VSE Corp.	23,440	702,262
Wabash National Corp.	168,435	2,666,326
WageWorks, Inc.(c)	23,637	1,209,505
Watts Water Technologies, Inc., Class A	27,246	2,529,246
Welbilt, Inc.(c)	168,092	2,760,071
Werner Enterprises, Inc.	79,550	2,637,083

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Wesco Aircraft Holdings, Inc.(c)	143,182	$ 1,507,706
Willdan Group, Inc.(c)	6,558	229,399
Willis Lease Finance Corp.(c)	5,329	331,730
Woodward, Inc.	39,249	4,397,458
		388,773,834
Information Technology-13.73%
2U, Inc.(c)	8,090	103,552
3D Systems Corp.(b)(c)	85,982	775,558
8x8, Inc.(c)	21,140	510,954
A10 Networks, Inc.(c)	29,267	221,844
Acacia Communications, Inc.(c)	16,000	1,074,720
ACI Worldwide, Inc.(c)	95,695	3,211,524
ADTRAN, Inc.	95,897	1,065,416
Advanced Energy Industries, Inc.(c)	32,940	1,923,696
Alarm.com Holdings, Inc.(c)	4,796	239,368
Alpha & Omega Semiconductor Ltd.(c)	53,454	542,558
Ambarella, Inc.(c)	25,401	1,268,780
American Software, Inc., Class A	36,925	491,841
Amkor Technology, Inc.(c)	399,995	3,691,954
Applied Optoelectronics, Inc.(b)(c)	47,406	474,534
Arista Networks, Inc.(c)	11,286	3,086,157
Aspen Technology, Inc.(c)	12,191	1,607,627
Atlassian Corp. PLC, Class A(c)	4,881	683,926
Autodesk, Inc.(c)	12,976	2,026,462
Avid Technology, Inc.(c)	89,060	912,865
AVX Corp.	73,677	1,122,101
Axcelis Technologies, Inc.(c)	32,009	513,744
AXT, Inc.(c)	66,005	281,841
Badger Meter, Inc.	15,818	846,105
Bel Fuse, Inc., Class B	16,484	271,821
Blackbaud, Inc.	19,749	1,797,159
Blackline, Inc.(c)	5,512	245,835
Bottomline Technologies (DE), Inc.(c)	14,906	627,394
Box, Inc., Class A(c)	9,229	152,648
Brightcove, Inc.(c)	21,885	273,125
Brooks Automation, Inc.	43,694	1,695,327
Cabot Microelectronics Corp.	13,330	1,621,594
CalAmp Corp.(c)	42,545	474,802
Calix, Inc.(c)	54,419	341,751
Carbonite, Inc.(c)	7,930	142,185
Cardtronics PLC, Class A(c)	79,737	2,270,910
Casa Systems, Inc.(c)	25,729	169,554
Cass Information Systems, Inc.	11,371	578,898
Ceragon Networks Ltd. (Israel)(c)	92,039	279,799
Ceridian HCM Holding, Inc.(b)(c)	11,135	593,607
CEVA, Inc.(c)	13,255	368,224
ChannelAdvisor Corp.(c)	12,906	117,832
Cirrus Logic, Inc.(c)	92,340	4,529,277
Cision Ltd.(c)	38,253	397,449
Cloudera, Inc.(b)(c)	31,019	185,494
Cognex Corp.	41,540	1,828,175
Coherent, Inc.(c)	24,977	3,468,056
Cohu, Inc.	32,538	493,276
CommVault Systems, Inc.(c)	15,075	685,008
Comtech Telecommunications Corp.	43,797	1,303,399
Control4 Corp.(c)	22,779	544,646
Cornerstone OnDemand, Inc.(c)	5,031	297,835
Coupa Software, Inc.(c)	3,596	488,013
Cray, Inc.(c)	45,445	1,574,215
CSG Systems International, Inc.	44,425	2,276,337
CTS Corp.	27,343	861,851
CyberArk Software Ltd. (Israel)(c)	6,647	923,135
	Shares	Value
Information Technology-(continued)
Daktronics, Inc.	96,727	$ 613,249
Digi International, Inc.(c)	44,370	582,578
Diodes, Inc.(c)	48,645	2,072,277
Dolby Laboratories, Inc., Class A	41,867	2,851,143
DSP Group, Inc.(c)	20,490	330,299
Eastman Kodak Co.(b)(c)	218,380	528,480
Ebix, Inc.	15,375	707,711
EMCORE Corp.(c)	73,004	217,552
Endurance International Group Holdings, Inc.(c)	108,126	512,517
Entegris, Inc.	72,003	3,132,851
Envestnet, Inc.(c)	19,232	1,373,357
EPAM Systems, Inc.(c)	16,649	3,226,410
ePlus, Inc.(c)	20,805	1,579,100
EVERTEC, Inc.	42,311	1,354,798
Evo Payments, Inc., Class A(c)	7,253	225,713
ExlService Holdings, Inc.(c)	25,724	1,769,554
Extreme Networks, Inc.(c)	73,209	595,921
Fabrinet (Thailand)(c)	35,619	1,912,028
Fair Isaac Corp.(c)	7,210	2,504,898
FARO Technologies, Inc.(c)	17,612	940,305
Finisar Corp.(c)	163,736	3,852,708
FireEye, Inc.(c)	74,182	1,112,730
Fitbit, Inc., Class A(b)(c)	318,291	1,336,822
Five9, Inc.(c)	3,038	149,986
FormFactor, Inc.(c)	57,446	963,944
Fortinet, Inc.(c)	20,667	1,659,767
Genpact Ltd.	108,009	4,285,797
Globant S.A. (Argentina)(c)	9,203	975,518
GoDaddy, Inc., Class A(c)	36,453	2,674,921
GTT Communications, Inc.(b)(c)	25,333	306,529
Guidewire Software, Inc.(c)	16,361	1,670,131
Hackett Group, Inc. (The)	20,583	337,973
Harmonic, Inc.(c)	105,257	786,270
HubSpot, Inc.(c)	2,341	418,384
Ichor Holdings Ltd.(c)	33,982	856,686
II-VI, Inc.(b)(c)	61,771	2,452,309
Impinj, Inc.(b)(c)	8,854	320,515
Infinera Corp.(b)(c)	250,626	967,416
Inphi Corp.(c)	17,083	1,028,567
InterDigital, Inc.	36,227	2,334,106
Internap Corp.(b)(c)	76,006	226,498
InterXion Holding N.V. (Netherlands)(c)	35,324	2,659,897
IPG Photonics Corp.(c)	22,836	2,991,744
Itron, Inc.(c)	46,662	2,893,044
j2 Global, Inc.	42,615	3,796,570
KEMET Corp.	90,205	1,814,925
Knowles Corp.(c)	178,267	3,627,733
Kulicke & Soffa Industries, Inc. (Singapore)	92,647	2,096,602
Lattice Semiconductor Corp.(c)	56,003	1,083,098
Limelight Networks, Inc.(c)	99,693	270,168
Littelfuse, Inc.	14,153	2,391,291
LivePerson, Inc.(c)	12,895	427,985
LiveRamp Holdings, Inc.(c)	41,156	2,168,510
LogMeIn, Inc.	41,622	3,162,023
Lumentum Holdings, Inc.(c)	39,700	2,248,211
MACOM Technology Solutions Holdings, Inc.(c)	61,673	1,210,024
MagnaChip Semiconductor Corp. (South Korea)(b)(c)	78,008	861,988
Manhattan Associates, Inc.(c)	28,580	2,429,014
ManTech International Corp., Class A	39,262	2,700,440

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
MAXIMUS, Inc.	49,000	$ 3,601,990
MaxLinear, Inc.(c)	31,785	698,634
Mellanox Technologies Ltd.(c)	18,743	2,110,837
Methode Electronics, Inc.	66,414	1,989,099
MicroStrategy, Inc., Class A(c)	10,107	1,381,930
MKS Instruments, Inc.	43,326	3,688,342
MoneyGram International, Inc.(b)(c)	325,146	796,608
Monolithic Power Systems, Inc.	9,561	1,416,558
Monotype Imaging Holdings, Inc.	48,198	962,514
MTS Systems Corp.	27,960	1,611,055
Nanometrics, Inc.(c)	17,246	541,179
National Instruments Corp.	81,587	3,407,073
NeoPhotonics Corp.(c)	54,365	249,535
Net 1 UEPS Technologies, Inc. (South Africa)(c)	233,785	946,829
NETGEAR, Inc.(c)	44,392	1,502,669
NetScout Systems, Inc.(c)	131,581	3,426,369
New Relic, Inc.(c)	3,009	280,349
NIC, Inc.	61,649	1,118,313
Novanta, Inc.(c)	11,723	985,787
Nutanix, Inc., Class A(c)	7,939	180,215
NVE Corp.	3,216	216,180
Okta, Inc.(c)	3,141	410,937
OneSpan, Inc.(c)	29,044	424,623
OSI Systems, Inc.(c)	21,858	2,460,336
Pagseguro Digital Ltd., Class A (Brazil)(c)	22,477	977,300
Palo Alto Networks, Inc.(c)	7,559	1,712,416
PAR Technology Corp.(b)(c)	8,036	208,856
Paycom Software, Inc.(c)	2,911	700,823
Paylocity Holding Corp.(c)	2,316	236,440
PC Connection, Inc.	26,758	875,254
PCM, Inc.(c)	35,264	1,228,245
PDF Solutions, Inc.(c)	30,567	408,069
Pegasystems, Inc.	10,075	761,670
Perficient, Inc.(c)	38,662	1,321,081
Photronics, Inc.(c)	159,357	1,534,608
Plantronics, Inc.	30,885	1,185,984
Power Integrations, Inc.	17,195	1,565,949
Presidio, Inc.	108,922	1,524,908
Progress Software Corp.	25,545	1,105,843
Proofpoint, Inc.(c)	3,933	496,345
PTC, Inc.(c)	31,723	2,150,185
Pure Storage, Inc., Class A(c)	34,435	521,346
Q2 Holdings, Inc.(c)	2,844	227,150
QAD, Inc., Class A	5,355	231,015
Qualys, Inc.(c)	7,675	664,348
Radware Ltd. (Israel)(c)	23,934	631,379
Rambus, Inc.(c)	139,079	1,732,924
RealPage, Inc.(c)	16,592	1,036,668
Ribbon Communications, Inc.(c)	81,945	403,169
RingCentral, Inc., Class A(c)	3,740	531,005
Rogers Corp.(c)	15,368	2,438,287
Rudolph Technologies, Inc.(c)	32,454	873,662
SailPoint Technologies Holding, Inc.(c)	13,841	292,599
ScanSource, Inc.(c)	97,305	3,303,505
Semtech Corp.(c)	30,773	1,626,969
ServiceNow, Inc.(c)	6,725	1,865,448
ServiceSource International, Inc.(c)	246,458	221,837
Silicom Ltd. (Israel)(b)(c)	8,213	263,473
Silicon Laboratories, Inc.(c)	24,944	2,798,966
SMART Global Holdings, Inc.(c)	14,555	443,054
SolarEdge Technologies, Inc.(c)	18,484	1,205,711
	Shares	Value
Information Technology-(continued)
Splunk, Inc.(c)	14,519	$ 1,964,566
SPS Commerce, Inc.(c)	4,771	533,541
Square, Inc., Class A(c)	18,873	1,517,578
Stratasys Ltd.(b)(c)	61,225	1,707,565
SunPower Corp.(b)(c)	156,298	1,827,124
Switch, Inc., Class A(b)	17,885	242,699
Sykes Enterprises, Inc.(c)	90,310	2,554,870
Synaptics, Inc.(c)	70,337	2,263,445
Tableau Software, Inc., Class A(c)	9,056	1,535,264
Telaria, Inc.(c)	48,802	395,296
TiVo Corp.	274,873	2,083,537
Trade Desk, Inc. (The), Class A(c)	3,200	842,592
TTEC Holdings, Inc.	20,015	939,104
TTM Technologies, Inc.(c)	314,628	3,291,009
Tucows, Inc., Class A(b)(c)	4,104	200,809
Twilio, Inc., Class A(c)	3,991	555,188
Tyler Technologies, Inc.(c)	12,212	2,849,670
Ubiquiti Networks, Inc.	2,950	379,754
Ultra Clean Holdings, Inc.(c)	82,931	1,209,963
Unisys Corp.(c)	284,217	3,521,449
Universal Display Corp.	8,078	1,705,104
Varonis Systems, Inc.(c)	4,095	294,471
Veeco Instruments, Inc.(c)	110,183	1,312,280
Verint Systems, Inc.(c)	58,180	3,366,877
VeriSign, Inc.(c)	18,441	3,892,711
Versum Materials, Inc.	44,355	2,305,573
Viavi Solutions, Inc.(c)	140,837	2,066,079
Virtusa Corp.(c)	25,386	1,134,246
Vishay Precision Group, Inc.(c)	12,160	495,398
Workday, Inc., Class A(c)	10,266	2,052,995
Xperi Corp.	77,400	1,652,490
Yext, Inc.(c)	8,722	181,505
Zendesk, Inc.(c)	7,031	587,510
		278,314,057
Materials-5.61%
A. Schulman Inc., CVR(c)(d)	44,161	23,096
Advanced Emissions Solutions, Inc.(b)	13,739	174,897
AdvanSix, Inc.(c)	82,625	2,118,505
AgroFresh Solutions, Inc.(b)(c)	114,651	170,830
American Vanguard Corp.	38,648	551,893
Ampco-Pittsburgh Corp.(c)	50,880	184,186
Balchem Corp.	18,497	1,898,532
Boise Cascade Co.	126,971	3,428,217
Century Aluminum Co.(c)	176,961	1,272,350
Clearwater Paper Corp.(c)	92,472	1,815,225
Coeur Mining, Inc.(c)	266,872	1,227,611
Eagle Materials, Inc.	45,938	3,802,748
Ferro Corp.(c)	117,014	1,723,616
Ferroglobe PLC	470,512	710,473
Flotek Industries, Inc.(c)	259,114	795,480
Forterra, Inc.(c)	62,794	408,161
FutureFuel Corp.	49,028	571,176
GCP Applied Technologies, Inc.(c)	107,888	2,376,773
Gold Resource Corp.	85,999	308,736
Greif, Inc., Class A	83,450	2,917,412
H.B. Fuller Co.	74,715	3,572,124
Hawkins, Inc.	16,703	729,420
Haynes International, Inc.	27,265	811,406
Hecla Mining Co.	779,157	1,441,440
Ingevity Corp.(c)	20,228	1,993,267
Innophos Holdings, Inc.	62,612	1,701,168
Innospec, Inc.	30,620	2,859,296

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Intrepid Potash, Inc.(c)	132,388	$ 495,131
Kaiser Aluminum Corp.	23,603	2,272,261
Koppers Holdings, Inc.(c)	65,376	1,784,765
Kraton Corp.(c)	98,136	3,009,831
Kronos Worldwide, Inc.	46,997	630,230
LSB Industries, Inc.(c)	92,251	460,333
Materion Corp.	27,635	1,716,963
McEwen Mining, Inc.(b)	252,928	437,565
Mercer International, Inc. (Germany)	73,317	955,321
Minerals Technologies, Inc.	56,955	3,032,854
Myers Industries, Inc.	58,121	939,817
Neenah, Inc.	25,053	1,646,233
NewMarket Corp.	7,830	3,301,206
Nexa Resourses S.A. (Peru)	108,588	894,765
Olympic Steel, Inc.	48,791	613,791
Orion Engineered Carbons S.A. (Luxembourg)	45,598	888,249
PH Glatfelter Co.	193,444	3,157,006
PQ Group Holdings, Inc.(c)	64,526	1,005,960
Quaker Chemical Corp.	7,448	1,395,681
Rayonier Advanced Materials, Inc.(b)	146,157	679,630
Resolute Forest Products, Inc.	364,865	2,225,677
Ryerson Holding Corp.(c)	108,632	886,437
Schnitzer Steel Industries, Inc.	89,790	2,391,108
Schweitzer-Mauduit International, Inc.	77,760	2,677,277
Sensient Technologies Corp.	55,644	3,793,251
Southern Copper Corp. (Peru)	88,259	3,158,790
Stepan Co.	29,165	2,891,710
Summit Materials, Inc., Class A(c)	245,010	4,517,984
SunCoke Energy, Inc.(c)	219,945	1,669,383
TimkenSteel Corp.(c)	118,635	829,259
Tredegar Corp.	61,319	1,022,188
Tronox Holdings PLC, Class A(b)	305,453	3,378,310
Universal Stainless & Alloy Products, Inc.(c)	26,002	420,712
US Concrete, Inc.(c)	42,192	1,986,821
Valhi, Inc.	52,181	112,189
Valvoline, Inc.	160,739	3,245,320
Venator Materials PLC(c)	235,335	901,333
Verso Corp., Class A(c)	124,417	2,013,067
W.R. Grace & Co.	44,803	3,038,091
Worthington Industries, Inc.	88,211	3,547,846
		113,612,383
Real Estate-6.86%
Acadia Realty Trust	105,296	2,955,659
Agree Realty Corp.	19,312	1,291,007
Alexander & Baldwin, Inc.	153,142	3,600,368
Alexanders, Inc.	2,402	899,549
Altisource Portfolio Solutions S.A.(c)	49,971	1,049,391
American Assets Trust, Inc.	43,732	2,029,165
Americold Realty Trust	36,896	1,237,123
Armada Hoffler Properties, Inc.	70,839	1,199,304
Ashford Hospitality Trust, Inc.	486,384	1,318,101
Bluerock Residential Growth REIT, Inc.	50,980	601,054
Braemar Hotels & Resorts, Inc.	78,349	714,543
BRT Apartments Corp.	13,769	192,215
CareTrust REIT, Inc.	57,971	1,346,666
CatchMark Timber Trust, Inc., Class A	80,715	820,064
Cedar Realty Trust, Inc.	286,524	796,537
Chatham Lodging Trust	91,465	1,633,565
Chesapeake Lodging Trust	114,367	3,141,662
City Office REIT, Inc.	48,277	597,669
Community Healthcare Trust, Inc.	4,587	188,480
	Shares	Value
Real Estate-(continued)
CorEnergy Infrastructure Trust, Inc.(b)	22,601	$ 914,662
CorePoint Lodging, Inc.	177,362	2,080,456
CoreSite Realty Corp.	16,479	1,727,164
Cushman & Wakefield PLC(c)	66,325	1,315,888
Easterly Government Properties, Inc.	55,630	1,049,738
EastGroup Properties, Inc.	25,023	3,014,771
Empire State Realty Trust, Inc., Class A	179,899	2,520,385
Essential Properties Realty Trust, Inc.	12,405	261,994
Farmland Partners, Inc.(b)	76,234	468,839
First Industrial Realty Trust, Inc.	102,514	3,915,010
Forestar Group, Inc.(c)	18,951	391,528
Four Corners Property Trust, Inc.	36,091	972,292
Franklin Street Properties Corp.	351,057	2,829,519
Front Yard Residential Corp. REIT	142,404	1,710,272
Getty Realty Corp.	34,382	1,030,772
Gladstone Commercial Corp.	41,274	877,485
Global Medical REIT, Inc.	18,090	186,870
Global NET Lease, Inc.	125,307	2,445,993
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,884	985,016
Hersha Hospitality Trust	103,691	1,619,653
Independence Realty Trust, Inc.	124,244	1,534,413
Industrial Logistics Properties Trust	16,878	360,852
Investors Real Estate Trust	33,164	2,114,205
iStar, Inc.	139,829	1,845,743
JBG SMITH Properties	92,186	3,607,238
Jernigan Capital, Inc.	11,557	229,291
Kennedy-Wilson Holdings, Inc.	143,656	3,091,477
Kite Realty Group Trust	216,516	3,444,770
LTC Properties, Inc.	38,438	1,771,607
Marcus & Millichap, Inc.(c)	17,086	567,255
Monmouth Real Estate Investment Corp.	74,166	1,022,749
National Health Investors, Inc.	34,671	2,752,184
National Storage Affiliates Trust	31,862	965,100
New Senior Investment Group, Inc.	412,883	2,943,856
NexPoint Residential Trust, Inc.	14,556	628,237
NorthStar Realty Europe Corp.	62,275	1,058,675
Office Properties Income Trust	110,450	3,111,377
One Liberty Properties, Inc. REIT	22,899	656,285
Pebblebrook Hotel Trust	117,717	3,294,899
Pennsylvania Real Estate Investment Trust(b)	330,783	1,978,082
Physicians Realty Trust	187,930	3,234,275
PotlatchDeltic Corp.	64,038	2,357,879
Preferred Apartment Communities, Inc., Class A	113,238	1,640,819
PS Business Parks, Inc.	16,361	2,863,175
QTS Realty Trust, Inc., Class A	54,771	2,534,802
RE/MAX Holdings, Inc., Class A	15,301	444,953
Redfin Corp.(b)(c)	20,863	376,369
Retail Opportunity Investments Corp.	154,138	2,796,063
Retail Value, Inc. REIT	7,158	269,427
Rexford Industrial Realty, Inc.	51,439	2,129,575
RMR Group, Inc. (The), Class A	2,599	127,975
RPT Realty	190,840	2,337,790
Safehold, Inc.(b)	10,855	356,804
Saul Centers, Inc.	13,998	766,950
Seritage Growth Properties, Class A(b)	44,143	1,843,853
Spirit MTA REIT	166,272	1,398,348
St. Joe Co. (The)(c)	51,338	987,743
STAG Industrial, Inc.	93,078	2,766,278
Summit Hotel Properties, Inc.	224,965	2,499,361

Invesco FTSE RAFI US 1500 Small-Mid ETF (PRFZ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Tanger Factory Outlet Centers, Inc.(b)	176,741	$ 2,806,647
Tejon Ranch Co.(c)	20,751	384,516
Terreno Realty Corp.	40,708	1,988,993
UMH Properties, Inc. REIT	48,443	637,025
Universal Health Realty Income Trust	8,948	824,648
Urban Edge Properties	144,735	2,421,417
Urstadt Biddle Properties, Inc., Class A	46,777	1,009,915
Washington REIT	128,169	3,454,155
Whitestone REIT	71,276	908,769
		139,077,248
Utilities-2.01%
American States Water Co.	30,055	2,328,361
AquaVenture Holdings Ltd.(c)	11,537	198,783
Artesian Resources Corp., Class A	10,183	366,384
Atlantica Yield PLC (Spain)	170,759	3,959,901
California Water Service Group	46,480	2,481,567
Chesapeake Utilities Corp.	16,486	1,540,782
Clearway Energy, Inc., Class A	65,647	1,127,159
Clearway Energy, Inc., Class C	140,325	2,528,657
Connecticut Water Service, Inc.	10,398	726,820
Consolidated Water Co. Ltd. (Cayman Islands)	22,456	315,058
El Paso Electric Co.	69,378	4,596,986
MGE Energy, Inc.	40,416	2,996,846
Middlesex Water Co.	12,383	775,547
Northwest Natural Holding Co.	45,594	3,256,324
Ormat Technologies, Inc.	39,406	2,583,063
Otter Tail Corp.	55,123	2,942,466
Pattern Energy Group, Inc., Class A	159,047	3,646,948
SJW Group	14,745	956,803
Spark Energy, Inc., Class A	26,336	288,116
TerraForm Power, Inc., Class A	110,469	1,702,327
Unitil Corp.	24,962	1,462,024
		40,780,922
Total Common Stocks & Other Equity Interests (Cost $1,948,360,750)		2,026,562,944
	Shares	Value
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $1,241,491)	1,241,491	$ 1,241,491
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,949,602,241)		2,027,804,435
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.58%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	54,564,739	54,564,739
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	18,099,244	18,106,484
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,670,426)		72,671,223
TOTAL INVESTMENTS IN SECURITIES-103.62% (Cost $2,022,272,667)		2,100,475,658
OTHER ASSETS LESS LIABILITIES-(3.62)%		(73,452,611)
NET ASSETS-100.00%		$2,027,023,047

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-11.21%
Alphabet, Inc., Class A(b)	21,955	$ 26,745,581
Charter Communications, Inc., Class A(b)	27,822	10,722,042
Facebook, Inc., Class A(b)	134,526	26,128,985
T-Mobile US, Inc.(b)	138,777	11,064,690
Twitter, Inc.(b)	284,095	12,020,060
		86,681,358
Consumer Discretionary-15.87%
AutoZone, Inc.(b)	10,093	11,334,843
Booking Holdings, Inc.(b)	6,306	11,896,963
Dollar General Corp.	83,080	11,134,381
McDonald’s Corp.	123,569	26,038,460
NIKE, Inc., Class B	310,618	26,722,466
O’Reilly Automotive, Inc.(b)	28,340	10,790,738
Starbucks Corp.	138,523	13,116,743
Yum! Brands, Inc.	103,902	11,691,053
		122,725,647
Consumer Staples-7.82%
Costco Wholesale Corp.	101,927	28,094,139
Estee Lauder Cos., Inc. (The), Class A	63,711	11,734,929
Monster Beverage Corp.(b)	169,418	10,922,379
Sysco Corp.	141,590	9,708,826
		60,460,273
Energy-2.72%
Anadarko Petroleum Corp.	148,778	10,958,988
Pioneer Natural Resources Co.	73,054	10,084,374
		21,043,362
Financials-2.76%
Charles Schwab Corp. (The)	247,973	10,717,393
TD Ameritrade Holding Corp.	208,071	10,632,428
		21,349,821
Health Care-19.13%
Abbott Laboratories	321,741	28,023,641
Anthem, Inc.	37,980	11,189,288
Baxter International, Inc.	141,874	11,913,160
Celgene Corp.(b)	111,572	10,249,004
Edwards Lifesciences Corp.(b)	62,059	13,209,258
IQVIA Holdings, Inc.(b)	77,510	12,337,266
Thermo Fisher Scientific, Inc.	91,872	25,511,017
UnitedHealth Group, Inc.	101,107	25,176,654
Vertex Pharmaceuticals, Inc.(b)	61,971	10,325,608
		147,934,896
	Shares	Value
Industrials-7.29%
Boeing Co. (The)	70,368	$ 24,008,154
Lockheed Martin Corp.	30,856	11,175,118
Norfolk Southern Corp.	53,254	10,177,904
Roper Technologies, Inc.	30,387	11,050,233
		56,411,409
Information Technology-26.89%
Accenture PLC, Class A	137,677	26,513,837
Automatic Data Processing, Inc.	65,572	10,919,050
Intuit, Inc.	42,531	11,794,272
Mastercard, Inc., Class A	96,856	26,370,983
Microsoft Corp.	195,813	26,683,438
Motorola Solutions, Inc.	69,743	11,574,548
PayPal Holdings, Inc.(b)	220,983	24,396,523
QUALCOMM, Inc.	158,451	11,592,275
Visa, Inc., Class A	151,263	26,924,814
VMware, Inc., Class A	55,217	9,634,814
Workday, Inc., Class A(b)	50,748	10,148,585
Xilinx, Inc.	100,059	11,427,738
		207,980,877
Materials-6.34%
Air Products and Chemicals, Inc.	51,660	11,792,428
Ecolab, Inc.	57,538	11,607,141
Linde PLC (United Kingdom)	134,233	25,676,088
		49,075,657
Total Common Stocks & Other Equity Interests (Cost $691,700,694)		773,663,300
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $314,559)	314,559	314,559
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $692,015,253)		773,977,859
OTHER ASSETS LESS LIABILITIES-(0.07)%		(542,653)
NET ASSETS-100.00%		$773,435,206
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-6.34%
AT&T, Inc.	927,523	$ 31,582,158
Verizon Communications, Inc.	519,976	28,739,074
		60,321,232
Consumer Discretionary-4.27%
Ford Motor Co.	1,300,257	12,391,449
General Motors Co.	363,707	14,671,941
Target Corp.	157,535	13,611,024
		40,674,414
Consumer Staples-7.50%
Kimberly-Clark Corp.	97,258	13,193,048
Mondelez International, Inc., Class A	247,119	13,218,395
Tyson Foods, Inc., Class A	165,037	13,120,442
Walmart, Inc.	289,175	31,919,136
		71,451,021
Energy-6.20%
Chevron Corp.	256,119	31,530,810
ConocoPhillips	214,838	12,692,629
Valero Energy Corp.	173,805	14,816,876
		59,040,315
Financials-16.98%
Aflac, Inc.	245,591	12,927,910
Allstate Corp. (The)	132,082	14,185,607
Bank of America Corp.	1,088,014	33,380,270
Capital One Financial Corp.	143,340	13,247,483
Citigroup, Inc.	464,557	33,057,876
Discover Financial Services	166,787	14,967,465
MetLife, Inc.	267,475	13,218,614
Prudential Financial, Inc.	132,251	13,398,349
Synchrony Financial	369,984	13,275,026
		161,658,600
Health Care-15.69%
Amgen, Inc.	174,824	32,618,662
Biogen, Inc.(b)	56,596	13,459,661
Johnson & Johnson	223,692	29,129,172
McKesson Corp.	102,257	14,208,610
Medtronic PLC	319,194	32,538,636
Pfizer, Inc.	705,260	27,392,299
		149,347,040
Industrials-8.56%
Cummins, Inc.	79,887	13,101,468
	Shares	Value
Industrials-(continued)
Delta Air Lines, Inc.	238,824	$ 14,577,817
Eaton Corp. PLC	166,970	13,723,264
Johnson Controls International PLC	325,320	13,806,581
PACCAR, Inc.	186,129	13,055,088
Southwest Airlines Co.	256,417	13,213,168
		81,477,386
Information Technology-20.24%
Apple, Inc.	165,728	35,306,693
Broadcom, Inc.	115,157	33,394,378
Dell Technologies, Inc., Class C(b)	190,697	11,010,845
HP, Inc.	661,682	13,921,789
Intel Corp.	660,646	33,395,655
International Business Machines Corp.	228,069	33,808,949
Lam Research Corp.	70,907	14,791,909
Micron Technology, Inc.(b)	380,084	17,061,971
		192,692,189
Materials-1.46%
PPG Industries, Inc.	118,095	13,863,172
Utilities-12.69%
American Electric Power Co., Inc.	148,466	13,036,799
DTE Energy Co.	101,959	12,960,009
Eversource Energy	173,085	13,130,228
Exelon Corp.	263,623	11,878,852
NextEra Energy, Inc.	148,538	30,772,617
Public Service Enterprise Group, Inc.	215,864	12,336,628
WEC Energy Group, Inc.	158,245	13,523,618
Xcel Energy, Inc.	220,788	13,161,173
		120,799,924
Total Common Stocks & Other Equity Interests (Cost $903,951,857)		951,325,293
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $588,678)	588,678	588,678
TOTAL INVESTMENTS IN SECURITIES-99.99% (Cost $904,540,535)		951,913,971
OTHER ASSETS LESS LIABILITIES-0.01%		134,017
NET ASSETS-100.00%		$952,047,988
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-7.90%
Alphabet, Inc., Class A(b)	264	$ 321,605
Alphabet, Inc., Class C(b)	271	329,720
AT&T, Inc.	17,981	612,253
Charter Communications, Inc., Class A(b)	1,484	571,904
Comcast Corp., Class A	13,748	593,501
Facebook, Inc., Class A(b)	3,226	626,586
Netflix, Inc.(b)	1,722	556,189
Verizon Communications, Inc.	9,981	551,650
Walt Disney Co. (The)	4,130	590,631
		4,754,039
Consumer Discretionary-10.05%
Amazon.com, Inc.(b)	313	584,302
Booking Holdings, Inc.(b)	328	618,808
Ford Motor Co.	58,284	555,447
General Motors Co.	16,404	661,737
Home Depot, Inc. (The)	2,827	604,102
Lowe’s Cos., Inc.	5,872	595,421
McDonald’s Corp.	2,849	600,341
NIKE, Inc., Class B	7,012	603,242
Starbucks Corp.	6,905	653,835
Target Corp.	6,626	572,486
		6,049,721
Consumer Staples-10.80%
Altria Group, Inc.	11,437	538,340
Coca-Cola Co. (The)	11,337	596,666
Colgate-Palmolive Co.	7,930	568,898
Costco Wholesale Corp.	2,236	616,309
Kraft Heinz Co. (The)	19,191	614,304
Mondelez International, Inc., Class A	10,566	565,175
PepsiCo, Inc.	4,408	563,387
Philip Morris International, Inc.	7,535	630,001
Procter & Gamble Co. (The)	5,231	617,467
Walgreens Boots Alliance, Inc.	11,065	602,932
Walmart, Inc.	5,333	588,657
		6,502,136
Energy-5.98%
Chevron Corp.	4,815	592,775
ConocoPhillips	9,889	584,242
Exxon Mobil Corp.	7,824	581,793
Kinder Morgan, Inc.	28,333	584,226
Occidental Petroleum Corp.	11,796	605,842
Schlumberger Ltd.	16,278	650,632
		3,599,510
Financials-15.30%
Allstate Corp. (The)	5,695	611,643
American Express Co.	4,768	592,996
American International Group, Inc.	10,911	610,907
Bank of America Corp.	20,745	636,457
Bank of New York Mellon Corp. (The)	13,074	613,432
Berkshire Hathaway, Inc., Class B(b)	2,851	585,681
BlackRock, Inc.	1,309	612,193
Capital One Financial Corp.	6,460	597,033
Citigroup, Inc.	8,669	616,886
Goldman Sachs Group, Inc. (The)	3,052	671,837
JPMorgan Chase & Co.	5,297	614,452
MetLife, Inc.	11,917	588,938
Morgan Stanley	13,584	605,303
	Shares	Value
Financials-(continued)
U.S. Bancorp	11,054	$ 631,736
Wells Fargo & Co.	12,759	617,663
		9,207,157
Health Care-15.65%
Abbott Laboratories	7,075	616,233
AbbVie, Inc.	7,392	492,455
Allergan PLC	5,042	809,241
Amgen, Inc.	3,322	619,819
Biogen, Inc.(b)	2,555	607,630
Bristol-Myers Squibb Co.	12,230	543,134
Celgene Corp.(b)	6,027	553,640
CVS Health Corp.	10,738	599,932
Danaher Corp.	4,166	585,323
Eli Lilly and Co.	5,206	567,194
Gilead Sciences, Inc.	8,766	574,348
Johnson & Johnson	4,152	540,673
Medtronic PLC	5,966	608,174
Merck & Co., Inc.	7,027	583,171
Pfizer, Inc.	13,682	531,409
UnitedHealth Group, Inc.	2,371	590,403
		9,422,779
Industrials-13.18%
3M Co.	3,490	609,773
Boeing Co. (The)	1,676	571,818
Caterpillar, Inc.	4,572	601,995
Emerson Electric Co.	9,267	601,243
FedEx Corp.	3,535	602,824
General Dynamics Corp.	3,397	631,638
General Electric Co.	56,860	594,187
Honeywell International, Inc.	3,366	580,500
Lockheed Martin Corp.	1,670	604,824
Raytheon Co.	3,280	597,911
Union Pacific Corp.	3,503	630,365
United Parcel Service, Inc., Class B	5,724	683,846
United Technologies Corp.	4,668	623,645
		7,934,569
Information Technology-14.50%
Accenture PLC, Class A	3,145	605,664
Adobe, Inc.(b)	2,121	633,882
Apple, Inc.	3,018	642,955
Cisco Systems, Inc.	10,624	588,569
Intel Corp.	12,665	640,216
International Business Machines Corp.	4,304	638,025
Mastercard, Inc., Class A	2,249	612,335
Microsoft Corp.	4,392	598,498
NVIDIA Corp.	4,044	682,304
Oracle Corp.	10,976	617,949
PayPal Holdings, Inc.(b)	5,007	552,773
QUALCOMM, Inc.	8,510	622,591
Texas Instruments, Inc.	5,421	677,679
Visa, Inc., Class A	3,448	613,744
		8,727,184
Materials-1.84%
Dow, Inc.	11,372	550,860
DuPont de Nemours, Inc.	7,747	559,023
		1,109,883
Real Estate-0.97%
Simon Property Group, Inc.	3,591	582,460

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-3.75%
Duke Energy Corp.	6,620	$ 574,086
Exelon Corp.	11,450	515,937
NextEra Energy, Inc.	2,811	582,355
Southern Co. (The)	10,452	587,403
		2,259,781
Total Common Stocks & Other Equity Interests (Cost $55,412,907)		60,149,219
Money Market Funds-0.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $104,838)	104,838	104,838
TOTAL INVESTMENTS IN SECURITIES-100.09% (Cost $55,517,745)		60,254,057
OTHER ASSETS LESS LIABILITIES-(0.09)%		(53,178)
NET ASSETS-100.00%		$60,200,879
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Communication Services-5.31%
Alphabet, Inc., Class A(b)	3,852	$ 4,692,506
CBS Corp., Class B	63,768	3,284,690
Facebook, Inc., Class A(b)	33,314	6,470,578
		14,447,774
Consumer Discretionary-14.55%
Best Buy Co., Inc.	42,952	3,287,117
Booking Holdings, Inc.(b)	2,101	3,963,768
BorgWarner, Inc.	70,154	2,651,821
Carnival Corp.	48,549	2,292,969
D.R. Horton, Inc.	67,048	3,079,515
eBay, Inc.	85,285	3,512,889
Lennar Corp., Class A	58,702	2,792,454
Norwegian Cruise Line Holdings Ltd.(b)	56,361	2,786,488
PulteGroup, Inc.	163,651	5,156,643
Ross Stores, Inc.	27,471	2,912,750
TJX Cos., Inc. (The)	50,179	2,737,766
Ulta Beauty, Inc.(b)	12,660	4,421,505
		39,595,685
Consumer Staples-3.76%
Constellation Brands, Inc., Class A	14,725	2,898,174
Kroger Co. (The)	103,424	2,188,452
Molson Coors Brewing Co., Class B	95,188	5,139,200
		10,225,826
Energy-6.45%
Chevron Corp.	22,692	2,793,612
HollyFrontier Corp.	73,947	3,680,342
Marathon Petroleum Corp.	65,872	3,714,522
Phillips 66	37,539	3,850,000
Valero Energy Corp.	41,213	3,513,408
		17,551,884
Financials-17.94%
Ameriprise Financial, Inc.	16,804	2,445,150
Capital One Financial Corp.	28,149	2,601,531
Charles Schwab Corp. (The)	84,835	3,666,569
Citizens Financial Group, Inc.	89,146	3,321,580
Comerica, Inc.	41,062	3,005,738
Discover Financial Services	33,186	2,978,112
E*TRADE Financial Corp.	106,556	5,198,867
Hartford Financial Services Group, Inc. (The)	46,944	2,705,383
Lincoln National Corp.	44,636	2,916,516
Progressive Corp. (The)	41,945	3,396,706
Raymond James Financial, Inc.	32,667	2,635,247
Regions Financial Corp.	185,219	2,950,539
SVB Financial Group(b)	20,352	4,721,053
T. Rowe Price Group, Inc.	24,305	2,755,944
Zions Bancorp. N.A.	77,615	3,498,108
		48,797,043
Health Care-8.46%
Align Technology, Inc.(b)	17,044	3,563,560
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)	11,894	$ 2,828,631
Bristol-Myers Squibb Co.	66,386	2,948,202
Celgene Corp.(b)	46,487	4,270,296
Mettler-Toledo International, Inc.(b)	3,196	2,418,573
Regeneron Pharmaceuticals, Inc.(b)	12,689	3,867,100
Stryker Corp.	14,921	3,130,127
		23,026,489
Industrials-10.56%
Allegion PLC	27,517	2,849,110
Cummins, Inc.	16,455	2,698,620
Expeditors International of Washington, Inc.	33,605	2,565,742
FedEx Corp.	22,653	3,863,016
Huntington Ingalls Industries, Inc.	11,937	2,725,217
J.B. Hunt Transport Services, Inc.	32,622	3,339,514
Quanta Services, Inc.	112,117	4,195,418
United Airlines Holdings, Inc.(b)	29,927	2,750,591
United Rentals, Inc.(b)	29,664	3,753,979
		28,741,207
Information Technology-27.25%
Applied Materials, Inc.	128,299	6,334,122
Broadcom, Inc.	18,968	5,500,530
Cognizant Technology Solutions Corp., Class A	41,061	2,674,714
Corning, Inc.	130,220	4,004,265
DXC Technology Co.	64,309	3,586,513
Fortinet, Inc.(b)	63,929	5,134,138
Intel Corp.	55,659	2,813,562
Intuit, Inc.	14,839	4,115,003
IPG Photonics Corp.(b)	25,881	3,390,670
KLA Corp.	29,824	4,065,608
Lam Research Corp.	29,853	6,227,634
Mastercard, Inc., Class A	14,215	3,870,318
Micron Technology, Inc.(b)	138,947	6,237,331
NetApp, Inc.	52,021	3,042,708
NVIDIA Corp.	39,316	6,633,396
Texas Instruments, Inc.	22,611	2,826,601
Visa, Inc., Class A	20,762	3,695,636
		74,152,749
Materials-3.98%
Celanese Corp., Series A	33,354	3,741,318
LyondellBasell Industries N.V., Class A	32,140	2,689,797
Nucor Corp.	80,866	4,397,493
		10,828,608
Real Estate-1.81%
CBRE Group, Inc., Class A(b)	92,599	4,908,673
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $263,546,358)		272,275,938
OTHER ASSETS LESS LIABILITIES-(0.07)%		(184,010)
NET ASSETS-100.00%		$272,091,928
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-6.75%
AT&T, Inc.	19,950	$ 679,297
CBS Corp., Class B	12,458	641,712
Comcast Corp., Class A	8,780	379,033
DISH Network Corp., Class A(b)	13,691	463,577
Interpublic Group of Cos., Inc. (The)	20,362	466,697
Omnicom Group, Inc.	4,632	371,579
Viacom, Inc., Class B	27,444	832,925
		3,834,820
Consumer Discretionary-15.85%
Best Buy Co., Inc.	10,912	835,095
CarMax, Inc.(b)	5,596	491,105
D.R. Horton, Inc.	13,811	634,339
Foot Locker, Inc.	19,362	795,004
Gap, Inc. (The)	53,637	1,045,922
General Motors Co.	33,839	1,365,065
Genuine Parts Co.	4,068	395,084
H&R Block, Inc.	14,658	405,880
Kohl’s Corp.	19,399	1,044,830
Norwegian Cruise Line Holdings Ltd.(b)	8,265	408,622
PulteGroup, Inc.	21,799	686,887
Royal Caribbean Cruises Ltd.	3,030	352,510
Target Corp.	6,310	545,184
		9,005,527
Consumer Staples-6.33%
Archer-Daniels-Midland Co.	24,810	1,019,195
JM Smucker Co. (The)	3,007	334,348
Kroger Co. (The)	42,806	905,775
Sysco Corp.	5,307	363,901
Tyson Foods, Inc., Class A	7,238	575,421
Walmart, Inc.	3,603	397,699
		3,596,339
Energy-4.05%
Chevron Corp.	4,243	522,356
ConocoPhillips	9,034	533,729
Exxon Mobil Corp.	6,879	511,522
Marathon Oil Corp.	52,033	732,104
		2,299,711
Financials-26.42%
Aflac, Inc.	9,509	500,554
Allstate Corp. (The)	6,148	660,295
Ameriprise Financial, Inc.	3,008	437,694
Assurant, Inc.	6,213	704,306
Bank of America Corp.	23,143	710,027
BB&T Corp.	10,540	543,126
Berkshire Hathaway, Inc., Class B(b)	2,249	462,012
Capital One Financial Corp.	10,430	963,941
Chubb Ltd.	3,159	482,822
Cincinnati Financial Corp.	3,719	399,160
Citigroup, Inc.	11,864	844,242
Discover Financial Services	6,760	606,642
Everest Re Group, Ltd.	1,722	424,714
Franklin Resources, Inc.	15,108	492,974
Huntington Bancshares, Inc.	42,308	602,889
JPMorgan Chase & Co.	4,511	523,276
Morgan Stanley	17,923	798,649
PNC Financial Services Group, Inc. (The)	3,891	556,024
Prudential Financial, Inc.	10,164	1,029,715
Raymond James Financial, Inc.	5,902	476,114
SunTrust Banks, Inc.	9,208	613,253
Synchrony Financial	20,326	729,297
Torchmark Corp.	5,244	478,882
	Shares	Value
Financials-(continued)
Travelers Cos., Inc. (The)	3,403	$ 498,948
U.S. Bancorp	8,275	472,916
		15,012,472
Health Care-5.39%
Anthem, Inc.	1,711	504,078
Centene Corp.(b)	13,162	685,608
HCA Healthcare, Inc.	3,021	403,334
Henry Schein, Inc.(b)	6,035	401,569
Universal Health Services, Inc., Class B	4,078	615,207
WellCare Health Plans, Inc.(b)	1,584	455,004
		3,064,800
Industrials-15.01%
Arconic, Inc.	24,347	609,649
Cummins, Inc.	3,348	549,072
Deere & Co.	2,693	446,095
Delta Air Lines, Inc.	11,868	724,423
Eaton Corp. PLC	5,611	461,168
Fastenal Co.	12,475	384,230
Fortive Corp.	5,043	383,520
Jacobs Engineering Group, Inc.	6,119	504,879
Johnson Controls International PLC	12,695	538,776
PACCAR, Inc.	8,191	574,517
Parker-Hannifin Corp.	2,358	412,839
Quanta Services, Inc.	21,909	819,835
Robert Half International, Inc.	6,640	401,122
Snap-on, Inc.	2,379	363,059
Southwest Airlines Co.	9,567	492,987
United Airlines Holdings, Inc.(b)	9,430	866,711
		8,532,882
Information Technology-8.09%
Corning, Inc.	14,119	434,159
Hewlett Packard Enterprise Co.	45,282	650,702
HP, Inc.	35,172	740,019
Intel Corp.	9,436	476,990
Juniper Networks, Inc.	15,682	423,728
Lam Research Corp.	1,981	413,257
Skyworks Solutions, Inc.	5,354	456,589
TE Connectivity Ltd.	4,790	442,596
Xerox Corp.	17,393	558,315
		4,596,355
Materials-4.05%
Celanese Corp., Series A	3,916	439,258
Mosaic Co. (The)	35,190	886,436
Nucor Corp.	17,919	974,435
		2,300,129
Real Estate-3.07%
Apartment Investment & Management Co., Class A	7,570	375,018
CBRE Group, Inc., Class A(b)	10,510	557,135
Host Hotels & Resorts, Inc.	23,717	412,439
Kimco Realty Corp.	20,764	398,876
		1,743,468
Utilities-4.91%
AES Corp. (The)	24,908	418,205
Consolidated Edison, Inc.	4,374	371,615
Duke Energy Corp.	4,573	396,571
Entergy Corp.	3,703	391,111
Exelon Corp.	9,058	408,154

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
PPL Corp.	14,853	$ 440,094
Southern Co. (The)	6,491	364,794
		2,790,544
Total Common Stocks & Other Equity Interests (Cost $55,320,355)		56,777,047
Money Market Funds-0.27%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $152,033)	152,033	152,033
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $55,472,388)		56,929,080
OTHER ASSETS LESS LIABILITIES-(0.19)%		(105,786)
NET ASSETS-100.00%		$56,823,294
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-6.08%
AMC Networks, Inc., Class A(b)	54,562	$ 2,912,519
Cable One, Inc.	7,461	9,078,545
Cinemark Holdings, Inc.	118,735	4,739,901
Live Nation Entertainment, Inc.(b)	150,449	10,841,355
Telephone & Data Systems, Inc.	129,237	4,179,525
World Wrestling Entertainment, Inc., Class A	102,110	7,431,566
		39,183,411
Consumer Discretionary-12.25%
Aaron’s, Inc.	76,722	4,837,322
American Eagle Outfitters, Inc.	180,809	3,198,511
Deckers Outdoor Corp.(b)	50,208	7,846,506
Domino’s Pizza, Inc.	62,172	15,202,919
Dunkin’ Brands Group, Inc.	77,979	6,250,797
Eldorado Resorts, Inc.(b)(c)	78,535	3,543,499
Five Below, Inc.(b)	123,922	14,555,878
Graham Holdings Co., Class B	5,186	3,851,798
Helen of Troy Ltd.(b)	33,270	4,933,276
Ollie’s Bargain Outlet Holdings, Inc.(b)	78,678	6,663,240
Pool Corp.	42,205	7,992,361
		78,876,107
Consumer Staples-3.49%
Boston Beer, Co., Inc. (The), Class A(b)	11,148	4,373,583
Lancaster Colony Corp.	30,691	4,782,272
Post Holdings, Inc.(b)	87,374	9,368,240
TreeHouse Foods, Inc.(b)	66,571	3,950,323
		22,474,418
Energy-0.52%
PBF Energy, Inc., Class A	120,994	3,379,362
Financials-3.73%
Green Dot Corp., Class A(b)	50,338	2,551,633
Kemper Corp.	66,150	5,822,523
Primerica, Inc.	42,353	5,196,290
W.R. Berkley Corp.	150,151	10,418,978
		23,989,424
Health Care-19.43%
Amedisys, Inc.(b)	67,801	9,349,080
Bio-Techne Corp.	50,784	10,672,258
Charles River Laboratories International, Inc.(b)	53,289	7,169,502
Chemed Corp.	17,954	7,278,372
Encompass Health Corp.	153,742	9,814,889
Haemonetics Corp.(b)	98,689	12,047,953
HealthEquity, Inc.(b)	57,233	4,691,961
Hill-Rom Holdings, Inc.	81,197	8,658,848
Masimo Corp.(b)	74,909	11,824,386
Molina Healthcare, Inc.(b)	96,220	12,776,092
PRA Health Sciences, Inc.(b)	61,366	6,131,077
STERIS PLC	140,630	20,934,182
Syneos Health, Inc.(b)	74,038	3,782,601
		125,131,201
Industrials-5.83%
EnerSys	52,047	3,544,921
Insperity, Inc.	86,771	9,228,096
MSA Safety, Inc.	51,265	5,400,768
Teledyne Technologies, Inc.(b)	43,263	12,601,647
Woodward, Inc.	60,655	6,795,786
		37,571,218
	Shares	Value
Information Technology-12.98%
ACI Worldwide, Inc.(b)	149,311	$ 5,010,877
CACI International, Inc., Class A(b)	30,358	6,531,524
Ciena Corp.(b)	335,061	15,151,458
CommVault Systems, Inc.(b)	50,231	2,282,497
Cree, Inc.(b)	158,485	9,854,597
Fair Isaac Corp.(b)	42,851	14,887,294
LiveRamp Holdings, Inc.(b)	114,927	6,055,504
PTC, Inc.(b)	112,626	7,633,790
Zebra Technologies Corp., Class A(b)	76,778	16,191,713
		83,599,254
Materials-2.88%
AptarGroup, Inc.	76,118	9,211,800
RPM International, Inc.	137,870	9,351,722
		18,563,522
Real Estate-19.60%
American Campus Communities, Inc.	228,670	10,690,322
Brixmor Property Group, Inc.	314,802	5,974,942
Camden Property Trust	124,809	12,943,941
EPR Properties	138,072	10,276,699
Healthcare Realty Trust, Inc.	139,616	4,464,920
JBG SMITH Properties	145,931	5,710,280
Liberty Property Trust	202,990	10,616,377
Life Storage, Inc.	74,906	7,302,586
Medical Properties Trust, Inc.	889,128	15,559,740
National Retail Properties, Inc.	344,180	17,979,963
Omega Healthcare Investors, Inc.	476,639	17,301,996
Sabra Health Care REIT, Inc.	242,537	5,005,964
Uniti Group, Inc.	283,079	2,383,525
		126,211,255
Utilities-13.06%
Black Hills Corp.	91,894	7,273,410
Hawaiian Electric Industries, Inc.	141,602	6,343,769
IDACORP, Inc.	65,828	6,718,406
New Jersey Resources Corp.	143,901	7,176,343
NorthWestern Corp.	78,955	5,520,534
OGE Energy Corp.	398,899	17,132,712
ONE Gas, Inc.	71,765	6,543,533
PNM Resources, Inc.	93,260	4,632,224
Spire, Inc.	77,498	6,386,610
UGI Corp.	320,588	16,378,841
		84,106,382
Total Common Stocks & Other Equity Interests (Cost $639,833,703)		643,085,554
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $841,207)	841,207	841,207
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $640,674,910)		643,926,761
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,184,822	1,184,822

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	394,783	$ 394,941
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,579,761)		1,579,763
TOTAL INVESTMENTS IN SECURITIES-100.22% (Cost $642,254,671)		645,506,524
OTHER ASSETS LESS LIABILITIES-(0.22)%		(1,444,449)
NET ASSETS-100.00%		$644,062,075
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Consumer Discretionary-15.66%
Adtalem Global Education, Inc.(b)	3,607	$ 170,864
American Eagle Outfitters, Inc.	10,121	179,041
Churchill Downs, Inc.	2,063	246,838
Cracker Barrel Old Country Store, Inc.	1,507	261,781
Deckers Outdoor Corp.(b)	2,262	353,505
Dick’s Sporting Goods, Inc.	4,882	181,464
Dillard’s, Inc., Class A(c)	1,087	79,112
Five Below, Inc.(b)	3,688	433,192
Gentex Corp.	15,222	417,387
Helen of Troy Ltd.(b)	1,491	221,085
NVR, Inc.(b)	229	765,808
Texas Roadhouse, Inc.	3,682	203,357
Urban Outfitters, Inc.(b)	4,420	105,240
Williams-Sonoma, Inc.	5,654	377,009
		3,995,683
Consumer Staples-1.60%
Boston Beer, Co., Inc. (The), Class A(b)	558	218,915
Lancaster Colony Corp.	1,222	190,412
		409,327
Energy-2.05%
Core Laboratories N.V.	2,528	126,830
EQT Corp.	18,901	285,594
Southwestern Energy Co.(b)	49,933	109,852
		522,276
Financials-20.84%
Bank of Hawaii Corp.	2,590	220,797
Cathay General Bancorp	4,772	177,614
East West Bancorp, Inc.	9,296	446,301
Eaton Vance Corp.	6,654	296,103
Evercore, Inc., Class A	2,695	232,767
FactSet Research Systems, Inc.	3,011	834,950
First Horizon National Corp.	21,957	360,095
Hanover Insurance Group, Inc. (The)	3,100	402,101
International Bancshares Corp.	3,576	134,565
Janus Henderson Group PLC (United Kingdom)	9,558	191,829
Mercury General Corp.	1,646	93,345
Old Republic International Corp.	16,723	381,452
Reinsurance Group of America, Inc.	4,002	623,992
SEI Investments Co.	8,054	479,938
Stifel Financial Corp.	4,415	264,061
Trustmark Corp.	4,988	177,273
		5,317,183
Health Care-9.91%
Allscripts Healthcare Solutions, Inc.(b)	12,190	125,557
Amedisys, Inc.(b)	1,893	261,026
Avanos Medical, Inc.(b)	2,951	120,165
Chemed Corp.	1,049	425,254
Covetrus, Inc.(b)(c)	5,800	137,286
HealthEquity, Inc.(b)	4,122	337,922
Masimo Corp.(b)	2,864	452,082
Molina Healthcare, Inc.(b)	5,050	670,539
		2,529,831
Industrials-22.82%
Carlisle Cos., Inc.	3,456	498,390
Donaldson Co., Inc.	8,347	416,933
Graco, Inc.	11,828	568,690
Healthcare Services Group, Inc.	4,548	108,743
Herman Miller, Inc.	3,138	142,277
	Shares	Value
Industrials-(continued)
IDEX Corp.	4,497	$ 756,485
Insperity, Inc.	3,393	360,845
ITT, Inc.	5,085	317,406
Landstar System, Inc.	2,515	279,844
Lincoln Electric Holdings, Inc.	4,460	376,959
MSA Safety, Inc.	2,182	229,874
MSC Industrial Direct Co., Inc., Class A	2,566	182,314
Old Dominion Freight Line, Inc.	3,659	610,980
Resideo Technologies, Inc.(b)	7,586	143,072
Toro Co. (The)	7,685	559,622
Trex Co., Inc.(b)	3,319	271,328
		5,823,762
Information Technology-17.26%
Ciena Corp.(b)	8,315	376,004
Cognex Corp.	9,718	427,689
CommVault Systems, Inc.(b)	2,298	104,421
LiveRamp Holdings, Inc.(b)	6,020	317,194
Manhattan Associates, Inc.(b)	5,710	485,293
MAXIMUS, Inc.	4,185	307,639
MKS Instruments, Inc.	3,177	270,458
Teradyne, Inc.	15,045	838,458
Universal Display Corp.	2,419	510,603
Vishay Intertechnology, Inc.	7,417	126,089
Zebra Technologies Corp., Class A(b)	3,036	640,262
		4,404,110
Materials-6.43%
Cabot Corp.	3,199	143,059
Eagle Materials, Inc.	2,953	244,450
Louisiana-Pacific Corp.	6,718	175,609
NewMarket Corp.	538	226,826
Royal Gold, Inc.	3,936	450,475
Steel Dynamics, Inc.	12,749	401,721
		1,642,140
Real Estate-3.32%
Medical Properties Trust, Inc.	25,045	438,287
PS Business Parks, Inc.	1,236	216,300
Weingarten Realty Investors	6,892	192,356
		846,943
Total Common Stocks & Other Equity Interests (Cost $24,488,784)		25,491,255
Money Market Funds-0.52%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $133,174)	133,174	133,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.41% (Cost $24,621,958)		25,624,429
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.78%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	147,919	147,919

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	50,557	$ 50,577
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,496)		198,496
TOTAL INVESTMENTS IN SECURITIES-101.19% (Cost $24,820,454)		25,822,925
OTHER ASSETS LESS LIABILITIES-(1.19)%		(303,893)
NET ASSETS-100.00%		$25,519,032
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.
	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.*	$14,764	$9,539	$(23,481)	$5,973	$(6,795)	$-	$208

*	At July 31, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-3.30%
AMC Networks, Inc., Class A(b)	8,534	$ 455,545
TEGNA, Inc.	32,700	496,713
Telephone & Data Systems, Inc.	22,431	725,418
		1,677,676
Consumer Discretionary-16.09%
Aaron’s, Inc.	6,319	398,413
American Eagle Outfitters, Inc.	27,127	479,876
AutoNation, Inc.(b)	26,332	1,281,842
Bed Bath & Beyond, Inc.(c)	71,426	693,546
Brinker International, Inc.	9,742	388,219
Dick’s Sporting Goods, Inc.	18,405	684,114
Dillard’s, Inc., Class A(c)	17,256	1,255,892
Graham Holdings Co., Class B	721	535,508
KB Home	27,658	726,576
Murphy USA, Inc.(b)	8,635	762,988
Sally Beauty Holdings, Inc.(b)(c)	33,516	460,510
Skechers U.S.A., Inc., Class A(b)	13,503	512,304
		8,179,788
Energy-8.66%
Chesapeake Energy Corp.(b)(c)	664,037	1,201,907
PBF Energy, Inc., Class A	44,752	1,249,923
Southwestern Energy Co.(b)	343,254	755,159
World Fuel Services Corp.	30,604	1,194,780
		4,401,769
Financials-21.63%
Alleghany Corp.(b)	586	401,838
American Financial Group, Inc.	4,458	456,410
First American Financial Corp.	9,310	538,304
Fulton Financial Corp.	28,245	480,165
Genworth Financial, Inc., Class A(b)	480,749	1,918,188
Hanover Insurance Group, Inc. (The)	3,668	475,776
International Bancshares Corp.	12,475	469,434
Kemper Corp.	4,589	403,924
Mercury General Corp.	6,642	376,668
Navient Corp.	47,260	668,729
New York Community Bancorp, Inc.	59,544	686,542
Old Republic International Corp.	26,679	608,548
Prosperity Bancshares, Inc.	6,579	456,517
Reinsurance Group of America, Inc.	4,137	645,041
Signature Bank	3,923	500,026
Stifel Financial Corp.	9,080	543,075
Trustmark Corp.	12,632	448,941
United Bankshares, Inc.	11,814	444,088
Washington Federal, Inc.	12,994	475,321
		10,997,535
Health Care-4.25%
Mallinckrodt PLC(b)	81,666	556,145
Molina Healthcare, Inc.(b)	3,077	408,564
Patterson Cos., Inc.(c)	26,820	531,036
Tenet Healthcare Corp.(b)	28,073	661,681
		2,157,426
Industrials-19.28%
AECOM(b)	23,168	832,890
AGCO Corp.	6,895	530,915
Colfax Corp.(b)(c)	20,129	557,171
EMCOR Group, Inc.	5,417	457,141
EnerSys	7,226	492,163
GATX Corp.	5,532	425,190
Herman Miller, Inc.	9,798	444,241
HNI Corp.	11,489	393,383
Kennametal, Inc.	14,130	488,615
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	8,345	$ 762,316
MasTec, Inc.(b)	10,063	516,433
NOW, Inc.(b)	43,240	529,690
Oshkosh Corp.	6,845	572,037
Regal Beloit Corp.	6,576	523,581
Ryder System, Inc.	14,951	796,290
Timken Co. (The)	9,588	438,267
Trinity Industries, Inc.	23,908	468,597
Werner Enterprises, Inc.	17,242	571,572
		9,800,492
Information Technology-13.84%
Arrow Electronics, Inc.(b)	16,538	1,200,824
Avnet, Inc.	19,189	871,564
Jabil, Inc.	30,955	955,891
KBR, Inc.	19,698	519,633
LiveRamp Holdings, Inc.(b)	11,442	602,879
SYNNEX Corp.	10,612	1,045,707
Tech Data Corp.(b)	10,850	1,099,539
Vishay Intertechnology, Inc.	43,445	738,565
		7,034,602
Materials-7.90%
Allegheny Technologies, Inc.(b)	21,041	458,063
Carpenter Technology Corp.	12,149	546,826
Domtar Corp.	16,990	721,226
Owens-Illinois, Inc.	34,640	587,841
Reliance Steel & Aluminum Co.	7,814	781,009
Silgan Holdings, Inc.	12,721	382,393
Worthington Industries, Inc.	13,439	540,517
		4,017,875
Real Estate-4.18%
Hospitality Properties Trust	17,805	439,962
Jones Lang LaSalle, Inc.	4,062	591,793
Mack-Cali Realty Corp.	23,321	554,573
Medical Properties Trust, Inc.	30,880	540,400
		2,126,728
Utilities-0.79%
MDU Resources Group, Inc.	14,948	399,710
Total Common Stocks & Other Equity Interests (Cost $50,231,850)		50,793,601
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $154,563)	154,563	154,563
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $50,386,413)		50,948,164
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.33%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	2,415,130	2,415,130

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	804,721	$ 805,043
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,220,163)		3,220,173
TOTAL INVESTMENTS IN SECURITIES-106.55% (Cost $53,606,576)		54,168,337
OTHER ASSETS LESS LIABILITIES-(6.55)%		(3,331,415)
NET ASSETS-100.00%		$50,836,922
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.
	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.*	$274,295	$158,652	$(417,979)	$61,462	$(76,430)	$-	$3,749

*	At July 31, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Communication Services-2.32%
Iridium Communications, Inc.(b)	41,188	$ 1,047,823
Marcus Corp. (The)	15,732	550,462
QuinStreet, Inc.(b)	19,548	318,437
		1,916,722
Consumer Discretionary-12.57%
Barnes & Noble, Inc.	18,629	121,461
BJ’s Restaurants, Inc.	7,821	310,494
Cato Corp. (The), Class A	7,340	105,476
Crocs, Inc.(b)	43,433	992,444
Designer Brands Inc., Class A	26,474	486,592
Dine Brands Global, Inc.	6,837	561,249
El Pollo Loco Holdings, Inc.(b)	11,624	114,380
Fossil Group, Inc.(b)	17,495	193,145
Fox Factory Holding Corp.(b)	16,488	1,320,359
Genesco, Inc.(b)	6,891	271,368
Gentherm, Inc.(b)	13,439	549,789
Liquidity Services, Inc.(b)	11,610	75,697
Monro, Inc.	11,469	965,805
Regis Corp.(b)	8,442	154,489
Rent-A-Center, Inc.(b)	20,583	556,358
RH(b)	6,151	857,449
Shoe Carnival, Inc.(c)	4,613	117,078
Strategic Education, Inc.	6,598	1,174,378
Wingstop, Inc.	13,949	1,333,385
Zumiez, Inc.(b)	5,447	134,922
		10,396,318
Consumer Staples-3.80%
Chefs’ Warehouse, Inc. (The)(b)	10,912	397,960
Inter Parfums, Inc.	9,157	634,397
Medifast, Inc.	5,438	607,153
WD-40 Co.	8,277	1,502,772
		3,142,282
Energy-0.45%
Renewable Energy Group, Inc.(b)	27,247	370,287
Financials-12.19%
Apollo Commercial Real Estate Finance, Inc.	40,160	755,811
eHealth, Inc.(b)	13,399	1,390,146
Enova International, Inc.(b)	10,137	273,192
First BanCorp	158,687	1,707,472
FirstCash, Inc.	12,706	1,278,732
Granite Point Mortgage Trust, Inc.	26,453	505,252
Greenhill & Co., Inc.	6,308	104,713
HCI Group, Inc.	3,219	129,050
New York Mortgage Trust, Inc.	95,006	580,487
OFG Bancorp	26,306	595,305
PennyMac Mortgage Investment Trust	41,560	915,567
Redwood Trust, Inc.	39,083	661,284
Safety Insurance Group, Inc.	4,174	411,807
United Fire Group, Inc.	8,920	466,248
Universal Insurance Holdings, Inc.	12,466	309,282
		10,084,348
Health Care-26.95%
Addus HomeCare Corp.(b)	5,762	464,360
AMN Healthcare Services, Inc.(b)	13,505	720,897
BioTelemetry, Inc.(b)	22,353	1,049,473
CONMED Corp.	9,425	823,274
CryoLife, Inc.(b)	15,367	442,877
Emergent BioSolutions, Inc.(b)	15,999	706,196
	Shares	Value
Health Care-(continued)
Ensign Group, Inc. (The)	35,710	$ 2,151,885
HMS Holdings Corp.(b)	51,208	1,787,159
Integer Holdings Corp.(b)	15,848	1,387,175
LHC Group, Inc.(b)	20,034	2,535,904
Luminex Corp.	15,385	334,316
Medpace Holdings, Inc.(b)	12,486	983,397
Merit Medical Systems, Inc.(b)	18,487	729,497
NeoGenomics, Inc.(b)	69,077	1,683,406
NextGen Healthcare, Inc.(b)	17,438	285,286
Omnicell, Inc.(b)	16,129	1,213,062
REGENXBIO, Inc.(b)	11,201	497,436
Repligen Corp.(b)	20,658	1,949,909
SurModics, Inc.(b)	9,015	375,926
Tabula Rasa HealthCare, Inc.(b)(c)	7,456	449,373
Tactile Systems Technology, Inc.(b)	10,620	613,199
US Physical Therapy, Inc.	6,192	799,263
Vanda Pharmaceuticals, Inc.(b)	24,701	307,527
		22,290,797
Industrials-11.10%
Aerojet Rocketdyne Holdings, Inc.(b)	29,100	1,243,152
Aerovironment, Inc.(b)	8,448	463,373
Brady Corp., Class A	17,176	888,514
Chart Industries, Inc.(b)	14,444	1,090,955
Exponent, Inc.	25,341	1,743,461
FTI Consulting, Inc.(b)	21,152	2,209,326
Heidrick & Struggles International, Inc.	5,565	165,281
National Presto Industries, Inc.	1,863	171,340
Navigant Consulting, Inc.	14,463	352,319
Park Aerospace Corp.	7,097	129,094
US Ecology, Inc.	7,482	476,080
Vicor Corp.(b)	8,398	248,245
		9,181,140
Information Technology-14.45%
Agilysys, Inc.(b)	8,307	203,771
Alarm.com Holdings, Inc.(b)	18,202	908,462
Bottomline Technologies (DE), Inc.(b)	15,444	650,038
EVERTEC, Inc.	39,712	1,271,578
Fabrinet (Thailand)(b)	26,917	1,444,904
Harmonic, Inc.(b)	32,923	245,935
Insight Enterprises, Inc.(b)	11,642	640,543
LivePerson, Inc.(b)	40,967	1,359,695
OSI Systems, Inc.(b)	6,755	760,343
Perficient, Inc.(b)	14,725	503,153
Photronics, Inc.(b)	21,530	207,334
Qualys, Inc.(b)	12,682	1,097,754
SPS Commerce, Inc.(b)	10,606	1,186,069
Unisys Corp.(b)	19,987	247,639
Viavi Solutions, Inc.(b)	83,615	1,226,632
		11,953,850
Materials-1.40%
FutureFuel Corp.	10,815	125,995
Quaker Chemical Corp.	5,507	1,031,957
		1,157,952
Real Estate-12.19%
Acadia Realty Trust	30,345	851,784
Agree Realty Corp.	23,350	1,560,948
American Assets Trust, Inc.	16,745	776,968
CareTrust REIT, Inc.	49,402	1,147,608
Community Healthcare Trust, Inc.	8,092	332,500
Four Corners Property Trust, Inc.	31,231	841,363

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.	15,363	$ 460,583
Independence Realty Trust, Inc.	36,307	448,391
Innovative Industrial Properties, Inc.	7,141	754,590
Lexington Realty Trust	69,318	684,169
LTC Properties, Inc.	15,488	713,842
Marcus & Millichap, Inc.(b)	7,850	260,620
National Storage Affiliates Trust	19,608	593,926
NorthStar Realty Europe Corp.	26,451	449,667
Urstadt Biddle Properties, Inc., Class A	9,588	207,005
		10,083,964
Utilities-2.60%
American States Water Co.	15,296	1,184,981
California Water Service Group	18,162	969,669
		2,154,650
Total Common Stocks & Other Equity Interests (Cost $79,207,969)		82,732,310
Money Market Funds-0.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $145,182)	145,182	145,182
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $79,353,151)		82,877,492
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.62%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	386,309	$ 386,309
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	128,718	128,770
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $515,079)		515,079
TOTAL INVESTMENTS IN SECURITIES-100.82% (Cost $79,868,230)		83,392,571
OTHER ASSETS LESS LIABILITIES-(0.82)%		(676,679)
NET ASSETS-100.00%		$82,715,892

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-2.32%
E.W. Scripps Co. (The), Class A	28,826	$ 441,902
Gannett Co., Inc.	75,388	772,727
Scholastic Corp.	16,552	565,582
		1,780,211
Consumer Discretionary-26.38%
Abercrombie & Fitch Co., Class A	42,644	807,251
American Axle & Manufacturing Holdings, Inc.(b)	66,318	800,458
Asbury Automotive Group, Inc.(b)	7,559	696,033
Barnes & Noble, Inc.	166,414	1,085,019
Buckle, Inc. (The)(c)	29,247	595,176
Cato Corp. (The), Class A	53,927	774,931
Conn’s, Inc.(b)	39,981	831,605
Cooper Tire & Rubber Co.	17,548	472,392
Core-Mark Holding Co., Inc.	17,584	658,169
Ethan Allen Interiors, Inc.	22,024	453,254
Genesco, Inc.(b)	10,521	414,317
G-III Apparel Group Ltd.(b)	25,001	716,529
Group 1 Automotive, Inc.	12,157	1,020,702
Haverty Furniture Cos., Inc.	32,343	585,732
Hibbett Sports, Inc.(b)	26,890	494,776
Lithia Motors, Inc., Class A	5,076	669,423
MarineMax, Inc.(b)	43,341	669,185
MDC Holdings, Inc.	16,553	598,225
Meritage Homes Corp.(b)	11,019	692,103
Motorcar Parts of America, Inc.(b)	23,718	424,078
Office Depot, Inc.	675,818	1,378,669
Shoe Carnival, Inc.(c)	22,602	573,639
Sonic Automotive, Inc., Class A	54,755	1,509,595
Vera Bradley, Inc.(b)	40,640	477,520
Vitamin Shoppe, Inc.(b)(c)	379,998	1,679,591
Winnebago Industries, Inc.	13,908	560,492
Zumiez, Inc.(b)	23,883	591,582
		20,230,446
Consumer Staples-5.44%
Andersons, Inc. (The)	28,006	751,961
B&G Foods, Inc.(c)	20,899	382,034
Seneca Foods Corp., Class A(b)	34,868	1,101,131
SpartanNash Co.	118,080	1,395,706
Universal Corp.	9,129	543,175
		4,174,007
Energy-9.88%
CONSOL Energy, Inc.(b)	20,732	445,531
Denbury Resources, Inc.(b)	784,221	886,170
Era Group, Inc.(b)	136,129	1,404,851
Green Plains, Inc.	82,439	831,809
Helix Energy Solutions Group, Inc.(b)	85,600	749,856
Matrix Service Co.(b)	25,952	476,738
Par Pacific Holdings, Inc.(b)	32,528	750,096
Penn Virginia Corp.(b)	21,899	749,822
Renewable Energy Group, Inc.(b)	52,278	710,458
REX American Resources Corp.(b)	7,690	573,674
		7,579,005
Financials-21.10%
Ambac Financial Group, Inc.(b)	40,734	742,174
American Equity Investment Life Holding Co.	22,032	568,426
Apollo Commercial Real Estate Finance, Inc.	26,416	497,149
Brookline Bancorp, Inc.	29,349	435,246
Capstead Mortgage Corp.	60,272	508,093
Columbia Banking System, Inc.	12,928	487,515
	Shares	Value
Financials-(continued)
Dime Community Bancshares, Inc.	25,651	$ 517,637
Employers Holdings, Inc.	11,857	520,522
Enova International, Inc.(b)	19,097	514,664
First BanCorp	49,710	534,880
First Commonwealth Financial Corp.	35,429	487,857
First Midwest Bancorp, Inc.	24,910	538,803
Flagstar Bancorp, Inc.	15,712	541,750
Granite Point Mortgage Trust, Inc.	25,912	494,919
Great Western Bancorp, Inc.	15,814	534,829
HomeStreet, Inc.(b)	15,381	446,357
Horace Mann Educators Corp.	10,568	459,074
INTL. FCStone, Inc.(b)	34,055	1,388,763
New York Mortgage Trust, Inc.	82,870	506,336
Northfield Bancorp, Inc.	30,218	472,912
OFG Bancorp	25,207	570,434
Old National Bancorp	29,831	525,324
PennyMac Mortgage Investment Trust	24,307	535,483
Piper Jaffray Cos.	5,871	453,828
Provident Financial Services, Inc.	19,450	470,301
Redwood Trust, Inc.	30,763	520,510
Stewart Information Services Corp.	11,557	437,201
United Fire Group, Inc.	9,204	481,093
Virtus Investment Partners, Inc.	4,376	468,932
Waddell & Reed Financial, Inc., Class A(c)	29,499	516,233
		16,177,245
Health Care-0.88%
Magellan Health, Inc.(b)	9,552	671,888
Industrials-14.19%
ABM Industries, Inc.	12,324	518,717
ArcBest Corp.	29,343	878,236
DXP Enterprises, Inc.(b)	13,968	474,214
Echo Global Logistics, Inc.(b)	30,314	638,413
Encore Wire Corp.	8,783	482,362
EnPro Industries, Inc.	7,216	512,625
Greenbrier Cos., Inc. (The)	26,782	774,268
Griffon Corp.	35,448	579,575
Hub Group, Inc., Class A(b)	15,438	700,113
Matson, Inc.	11,918	487,565
MYR Group, Inc.(b)	16,074	580,593
Navigant Consulting, Inc.	21,889	533,216
Quanex Building Products Corp.	27,722	516,184
Resources Connection, Inc.	27,361	481,553
SkyWest, Inc.	7,933	481,612
TrueBlue, Inc.(b)	26,631	526,495
Universal Forest Products, Inc.	13,578	548,958
Veritiv Corp.(b)	67,111	1,169,074
		10,883,773
Information Technology-12.98%
Anixter International, Inc.(b)	12,555	808,040
Axcelis Technologies, Inc.(b)	33,042	530,324
Bel Fuse, Inc., Class B	34,984	576,886
Benchmark Electronics, Inc.	28,383	768,044
Digi International, Inc.(b)	45,659	599,503
Insight Enterprises, Inc.(b)	10,675	587,339
KEMET Corp.	29,527	594,083
Knowles Corp.(b)	26,062	530,362
Photronics, Inc.(b)	73,452	707,343
Plexus Corp.(b)	9,234	551,362
Sanmina Corp.(b)	23,394	742,759
ScanSource, Inc.(b)	26,218	890,101
Sykes Enterprises, Inc.(b)	18,338	518,782

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
TTM Technologies, Inc.(b)	85,244	$ 891,652
Unisys Corp.(b)(c)	52,612	651,863
		9,948,443
Materials-2.56%
FutureFuel Corp.	42,785	498,445
H.B. Fuller Co.	10,162	485,845
Mercer International, Inc. (Germany)	35,855	467,191
Tredegar Corp.	30,482	508,135
		1,959,616
Real Estate-4.27%
Chatham Lodging Trust	22,673	404,940
DiamondRock Hospitality Co.	44,657	449,696
Franklin Street Properties Corp.	60,462	487,324
Hersha Hospitality Trust	30,130	470,630
Kite Realty Group Trust	27,977	445,114
NorthStar Realty Europe Corp.	33,991	577,847
Xenia Hotels & Resorts, Inc.	20,476	438,801
		3,274,352
Total Common Stocks & Other Equity Interests (Cost $73,859,382)		76,678,986
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $99,548)	99,548	99,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $73,958,930)		76,778,534
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.72%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	2,717,389	$ 2,717,389
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	905,434	905,796
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,623,184)		3,623,185
TOTAL INVESTMENTS IN SECURITIES-104.85% (Cost $77,582,114)		80,401,719
OTHER ASSETS LESS LIABILITIES-(4.85)%		(3,722,758)
NET ASSETS-100.00%		$76,678,961

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.
	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.*	$228,121	$70,973	$(299,819)	$(7,090)	$7,815	$-	$-

*	At July 31, 2019, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Consumer Discretionary-9.64%
Columbia Sportswear Co.	16,878	$ 1,788,730
Garmin Ltd.	48,755	3,831,655
Genuine Parts Co.	35,710	3,468,155
Levi Strauss & Co., Class A(b)(c)	100,040	1,906,762
NVR, Inc.(b)	884	2,956,220
Royal Caribbean Cruises Ltd.	50,428	5,866,794
Tractor Supply Co.	29,358	3,194,444
Yum China Holdings, Inc. (China)	92,113	4,191,142
		27,203,902
Energy-5.00%
Continental Resources, Inc.(b)	94,265	3,503,830
Enable Midstream Partners, L.P.	109,076	1,519,429
Pembina Pipeline Corp. (Canada)	126,227	4,580,778
Phillips 66 Partners L.P.	31,648	1,653,924
Western Midstream Partners, L.P.	105,687	2,853,549
		14,111,510
Financials-30.66%
American Financial Group, Inc.	21,918	2,243,965
Arch Capital Group Ltd.(b)	99,592	3,853,215
Arthur J. Gallagher & Co.	45,203	4,087,707
Axis Capital Holdings Ltd.	20,353	1,295,876
BOK Financial Corp.	17,580	1,471,094
Brown & Brown, Inc.	67,992	2,442,953
Citizens Financial Group, Inc.	112,863	4,205,275
CNA Financial Corp.	65,746	3,148,576
Credicorp Ltd. (Peru)	19,284	4,203,719
Discover Financial Services	79,658	7,148,509
E*TRADE Financial Corp.	61,820	3,016,198
East West Bancorp, Inc.	35,161	1,688,080
Essent Group Ltd.(b)	25,014	1,154,646
Hartford Financial Services Group, Inc. (The)	87,375	5,035,421
Huntington Bancshares, Inc.	252,819	3,602,671
KeyCorp	245,351	4,507,098
Lazard Ltd., Class A	33,177	1,284,282
Lincoln National Corp.	49,909	3,261,054
M&T Bank Corp.	33,212	5,455,071
MGIC Investment Corp.(b)	89,313	1,147,672
Northern Trust Corp.	53,480	5,241,040
Radian Group, Inc.	51,827	1,181,656
Regions Financial Corp.	250,370	3,988,394
Santander Consumer USA Holdings, Inc.	86,085	2,316,547
SEI Investments Co.	37,338	2,224,971
Western Alliance Bancorp(b)	25,380	1,254,787
Willis Towers Watson PLC	31,332	6,116,633
		86,577,110
Health Care-6.65%
Charles River Laboratories International, Inc.(b)	13,944	1,876,026
Chemed Corp.	3,957	1,604,128
Encompass Health Corp.	23,929	1,527,627
Hill-Rom Holdings, Inc.	16,248	1,732,687
ICON PLC (Ireland)(b)	13,089	2,044,109
Integra LifeSciences Holdings Corp.(b)	20,487	1,298,671
Laboratory Corp. of America Holdings(b)	24,137	4,043,430
Mylan N.V.(b)	123,066	2,572,080
QIAGEN N.V.(b)	55,271	2,084,822
		18,783,580
Industrials-14.34%
AMETEK, Inc.	55,503	4,973,624
Crane Co.	14,527	1,215,910
	Shares	Value
Industrials-(continued)
Dover Corp.	34,824	$ 3,372,704
Graco, Inc.	40,424	1,943,586
Hubbell, Inc.	13,181	1,711,948
IDEX Corp.	18,414	3,097,603
IHS Markit Ltd.(b)	98,175	6,324,434
ITT, Inc.	21,782	1,359,632
Masco Corp.	70,789	2,886,068
Parker-Hannifin Corp.	31,637	5,539,006
Stanley Black & Decker, Inc.	37,285	5,502,893
Teledyne Technologies, Inc.(b)	8,767	2,553,652
		40,481,060
Information Technology-3.71%
ASE Technology Holding Co. Ltd., ADR (Taiwan)(b)	535,969	2,347,544
CDK Global, Inc.	30,258	1,569,482
Dolby Laboratories, Inc., Class A	24,820	1,690,242
Genpact Ltd.	46,316	1,837,819
SS&C Technologies Holdings, Inc.	63,285	3,034,516
		10,479,603
Materials-4.55%
Avery Dennison Corp.	20,543	2,359,774
Berry Global Group, Inc.(b)	31,250	1,407,813
Celanese Corp., Series A	31,144	3,493,422
W.R. Grace & Co.	15,955	1,081,909
Westlake Chemical Corp.	31,415	2,122,712
WestRock Co.	66,206	2,386,726
		12,852,356
Real Estate-15.31%
American Homes 4 Rent, Class A	74,761	1,809,964
Apartment Investment & Management Co., Class A	36,573	1,811,826
Camden Property Trust	23,578	2,445,274
CBRE Group, Inc., Class A(b)	83,872	4,446,055
Douglas Emmett, Inc.	42,224	1,723,584
Duke Realty Corp.	89,004	2,966,503
Equity LifeStyle Properties, Inc.	22,212	2,759,841
Essex Property Trust, Inc.	16,280	4,920,142
First Industrial Realty Trust, Inc.	31,139	1,189,198
Gaming and Leisure Properties, Inc.	53,816	2,029,401
Healthcare Trust of America, Inc., Class A	50,907	1,370,926
Hudson Pacific Properties, Inc.	38,871	1,372,146
Liberty Property Trust	36,695	1,919,149
Mid-America Apartment Communities, Inc.	28,093	3,310,479
PS Business Parks, Inc.	6,751	1,181,425
STORE Capital Corp.	56,349	1,927,699
Sun Communities, Inc.	22,298	2,961,397
Vornado Realty Trust	47,964	3,085,045
		43,230,054
Utilities-10.09%
AES Corp. (The)	162,384	2,726,428
Ameren Corp.	60,370	4,569,405
Avangrid, Inc.	76,087	3,846,198
Brookfield Infrastructure Partners L.P. (Canada)	84,774	3,753,793
Evergy, Inc.	59,231	3,582,883
Fortis Inc. (Canada)	105,929	4,175,721
MDU Resources Group, Inc.	49,064	1,311,971
Portland General Electric Co.	21,919	1,202,257

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
Southwest Gas Holdings, Inc.	13,041	$ 1,159,475
UGI Corp.	42,210	2,156,509
		28,484,640
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $255,525,058)		282,203,815
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.37%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	772,461	772,461
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	257,384	$ 257,487
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,029,948)		1,029,948
TOTAL INVESTMENTS IN SECURITIES-100.32% (Cost $256,555,006)		283,233,763
OTHER ASSETS LESS LIABILITIES-(0.32)%		(902,041)
NET ASSETS-100.00%		$282,331,722

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-80.52%
Communication Services-0.53%
Telefonica S.A., ADR (Spain)(b)	154,082	$ 1,172,564
Consumer Discretionary-9.17%
Bed Bath & Beyond, Inc.(b)	102,841	998,586
Best Buy Co., Inc.	21,230	1,624,732
Dick’s Sporting Goods, Inc.	58,604	2,178,311
General Motors Co.	60,128	2,425,563
Goodyear Tire & Rubber Co. (The)	97,021	1,332,098
Hanesbrands, Inc.	44,075	709,167
Magna International, Inc. (Canada)	46,876	2,363,488
MDC Holdings, Inc.	43,361	1,567,067
Office Depot, Inc.	694,188	1,416,143
Penske Automotive Group, Inc.	47,890	2,201,503
Whirlpool Corp.	11,333	1,648,725
Williams-Sonoma, Inc.	13,222	881,643
Wyndham Destinations, Inc.	16,828	791,926
		20,138,952
Consumer Staples-1.01%
Walgreens Boots Alliance, Inc.	40,559	2,210,060
Energy-16.39%
BP PLC, ADR (United Kingdom)	38,286	1,521,486
Crestwood Equity Partners L.P.	42,766	1,603,297
Delek US Holdings, Inc.	62,529	2,693,749
Ecopetrol S.A., ADR (Colombia)	88,265	1,582,591
Enterprise Products Partners L.P.	48,909	1,472,650
Equinor ASA, ADR (Norway)	51,681	920,439
Genesis Energy, L.P.	100,228	2,290,210
HollyFrontier Corp.	51,225	2,549,468
Magellan Midstream Partners, L.P.	23,770	1,572,148
Marathon Petroleum Corp.	28,332	1,597,642
NGL Energy Partners L.P.	162,300	2,505,912
NuStar Energy L.P.	72,991	2,116,739
Phillips 66	25,380	2,602,973
Phillips 66 Partners L.P.	31,668	1,654,970
Plains All American Pipeline, L.P.	57,454	1,366,256
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	21,974	1,381,945
Teekay LNG Partners L.P. (Bermuda)	85,364	1,234,363
TOTAL S.A., ADR (France)	22,595	1,169,065
USA Compression Partners L.P.	146,605	2,591,976
Western Midstream Partners, L.P.	59,132	1,596,564
		36,024,443
Financials-23.06%
Arbor Realty Trust, Inc.(b)	51,335	625,774
Associated Banc-Corp.	66,779	1,447,101
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	253,799	1,296,913
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, ADR (Mexico)	151,226	1,073,705
Banco Santander S.A., ADR (Spain)(b)	286,034	1,212,784
Bank OZK	68,569	2,096,840
Banner Corp.	13,225	783,714
Barclays PLC, ADR (United Kingdom)	188,225	1,407,923
BB&T Corp.	14,579	751,256
Cadence BanCorp	70,082	1,201,205
Cathay General Bancorp	19,929	741,757
Chemical Financial Corp.	17,715	744,739
Citizens Financial Group, Inc.	20,562	766,140
Comerica, Inc.	9,722	711,650
	Shares	Value
Financials-(continued)
Fifth Third Bancorp	51,306	$ 1,523,275
First Financial Bancorp	30,026	765,363
First Horizon National Corp.	50,195	823,198
First Interstate BancSystem, Inc., Class A	18,259	730,908
First Merchants Corp.(b)	61,923	2,440,385
Franklin Resources, Inc.	21,250	693,388
Great Western Bancorp, Inc.	43,062	1,456,357
HSBC Holdings PLC, ADR (United Kingdom)(b)	32,199	1,293,112
ING Groep N.V., ADR (Netherlands)	182,590	2,026,749
JPMorgan Chase & Co.	6,395	741,820
KeyCorp	42,456	779,917
Lloyds Banking Group PLC, ADR (United Kingdom)	723,797	1,860,158
MetLife, Inc.	29,428	1,454,332
Navient Corp.	105,101	1,487,179
OneMain Holdings, Inc.	67,280	2,788,756
PNC Financial Services Group, Inc. (The)	5,356	765,372
PPDAI Group, Inc., ADR (China)	198,741	771,115
Prudential Financial, Inc.	7,204	729,837
Regions Financial Corp.	49,798	793,282
Santander Consumer USA Holdings, Inc.	61,569	1,656,822
State Street Corp.	36,042	2,093,680
Synovus Financial Corp.	41,320	1,577,184
T. Rowe Price Group, Inc.	6,809	772,073
Toronto-Dominion Bank (The) (Canada)	12,307	719,221
U.S. Bancorp	13,700	782,955
Unum Group	63,342	2,023,777
Webster Financial Corp.	29,761	1,517,811
Wells Fargo & Co.	15,225	737,042
		50,666,569
Health Care-2.05%
AstraZeneca PLC, ADR (United Kingdom)	36,126	1,568,230
CVS Health Corp.	39,781	2,222,564
Gilead Sciences, Inc.	10,854	711,154
		4,501,948
Industrials-2.20%
Deluxe Corp.	55,797	2,489,662
GrafTech International Ltd.	205,452	2,352,426
		4,842,088
Information Technology-6.16%
Hewlett Packard Enterprise Co.	147,998	2,126,731
HP, Inc.	70,621	1,485,866
Intel Corp.	48,089	2,430,899
KLA Corp.	13,622	1,856,951
Western Digital Corp.	52,890	2,850,242
Xerox Corp.	65,162	2,091,700
Xperi Corp.	32,624	696,523
		13,538,912
Materials-8.60%
Cabot Corp.	33,594	1,502,324
Chemours Co. (The)	91,340	1,741,854
Commercial Metals Co.	96,345	1,687,001
Domtar Corp.	32,979	1,399,959
Eastman Chemical Co.	20,452	1,541,058
Huntsman Corp.	113,107	2,324,349
Nucor Corp.	41,095	2,234,746
Packaging Corp. of America	7,743	781,811
PolyOne Corp.	56,190	1,841,346

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Materials-(continued)
Steel Dynamics, Inc.	76,999	$ 2,426,238
Trinseo SA	36,308	1,409,113
		18,889,799
Real Estate-10.65%
American Campus Communities, Inc.	33,005	1,542,984
Americold Realty Trust	65,503	2,196,316
CoreSite Realty Corp.	11,576	1,213,280
EPR Properties	19,360	1,440,965
Gaming and Leisure Properties, Inc.	52,776	1,990,183
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,771	515,264
Lexington Realty Trust	82,149	810,811
Medical Properties Trust, Inc.	116,286	2,035,005
MGM Growth Properties LLC REIT, Class A	35,149	1,049,549
Newmark Group, Inc., Class A	240,601	2,372,326
Outfront Media, Inc.	46,022	1,250,878
Piedmont Office Realty Trust, Inc., Class A	35,710	743,125
QTS Realty Trust, Inc., Class A	22,987	1,063,838
Realogy Holdings Corp.(b)	191,766	999,101
Realty Income Corp.	30,078	2,081,698
STORE Capital Corp.	61,011	2,087,186
		23,392,509
Utilities-0.70%
Brookfield Renewable Partners L.P. (Canada)	43,192	1,548,433
Total Common Stocks & Other Equity Interests (Cost $170,171,944)		176,926,277
Preferred Stocks-9.74%
Financials-8.73%
American International Group, Inc., Series A, Pfd., 5.85%	87,486	2,380,494
Bank of America Corp., Series HH, Pfd., 5.88%	48,698	1,309,489
Brighthouse Financial, Inc., Series A, Pfd., 6.60%	85,841	2,338,309
Citigroup, Inc., Series K, Pfd., 6.88%	52,132	1,485,762
Citizens Financial Group, Inc., Series D, Pfd., 6.35%	75,693	2,087,613
KeyCorp, Series F, Pfd., 5.65%	51,034	1,321,270
Morgan Stanley, Series K, Pfd., 5.85%	46,384	1,274,168
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	55,963	1,506,524
US Bancorp, Series F, Pfd., 6.50%	80,236	2,167,977
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	1,734	2,411,231
Wells Fargo & Co., Series R, Pfd., 6.63%	31,368	897,752
		19,180,589
Industrials-1.01%
Air Lease Corp., Series A, Pfd., 6.15%	82,703	2,225,538
Total Preferred Stocks (Cost $20,399,012)		21,406,127

Closed-End Funds-9.72%
AllianceBernstein Global High Income Fund, Inc.	118,593	1,425,488
	Shares	Value

Ares Dynamic Credit Allocation Fund, Inc.	46,219	$ 707,151
Barings Global Short Duration High Yield Fund	42,047	760,210
BlackRock Multi-Sector Income Trust	68,211	1,183,461
Blackstone / GSO Strategic Credit Fund(b)	95,961	1,438,455
First Trust Intermediate Duration Preferred & Income Fund	102,185	2,368,648
KKR Income Opportunities Fund	59,162	931,210
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	138,269	977,562
NexPoint Strategic Opportunities Fund	122,404	2,266,922
Nuveen Global High Income Fund	33,059	513,076
Nuveen Preferred & Income Opportunities Fund	129,662	1,284,950
Nuveen Preferred & Income Term Fund	38,901	944,127
PGIM Global Short Duration High Yield Fund, Inc.	64,425	935,451
PGIM Short Duration High Yield Fund, Inc.	71,879	1,053,746
Templeton Emerging Markets Income Fund	63,486	654,541
Wells Fargo Advantage Income Opportunities Fund	140,250	1,159,867
Wells Fargo Multi-Sector Income Fund	64,979	824,584
Western Asset Global High Income Fund, Inc.	45,239	448,771
Western Asset High Income Fund II, Inc.	95,715	667,134
Western Asset High Yield Defined Opportunity Fund, Inc.	52,445	809,226
Total Closed-End Funds (Cost $20,829,596)		21,354,580
Money Market Funds-0.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $528,668)	528,668	528,668
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $211,929,220)		220,215,652
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	3,368,853	3,368,853
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	1,122,502	1,122,951
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,491,768)		4,491,804
TOTAL INVESTMENTS IN SECURITIES-102.27% (Cost $216,420,988)		224,707,456
OTHER ASSETS LESS LIABILITIES-(2.27)%		(4,978,683)
NET ASSETS-100.00%		$219,728,773

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.35%
Aerospace & Defense-69.67%
AAR Corp.	73,799	$ 3,089,226
Aerojet Rocketdyne Holdings, Inc.(b)	161,553	6,901,544
Aerovironment, Inc.(b)	50,823	2,787,642
Axon Enterprise, Inc.(b)	125,019	8,778,834
Boeing Co. (The)	197,155	67,265,343
BWX Technologies, Inc.(c)	202,465	10,914,888
Cubic Corp.	57,938	3,835,496
Curtiss-Wright Corp.	90,917	11,538,276
Ducommun, Inc.(b)	24,274	1,023,149
Elbit Systems Ltd. (Israel)(c)	90,877	14,503,969
General Dynamics Corp.	268,938	50,006,332
HEICO Corp.	282,576	38,642,268
Hexcel Corp.	180,265	14,738,466
Huntington Ingalls Industries, Inc.	89,062	20,332,855
Kratos Defense & Security Solutions, Inc.(b)	220,584	5,437,396
L3Harris Technologies, Inc.	410,506	85,221,046
Lockheed Martin Corp.	204,834	74,184,730
Maxar Technologies, Inc.(c)	126,268	929,332
Mercury Systems, Inc.(b)	99,753	8,131,865
Moog, Inc., Class A	73,975	6,026,003
Northrop Grumman Corp.	173,223	59,860,672
Parsons Corp.(b)	205,467	7,542,694
Raytheon Co.	274,991	50,128,109
Teledyne Technologies, Inc.(b)	76,718	22,346,419
Textron, Inc.	500,808	24,689,834
TransDigm Group, Inc.(b)	82,448	40,023,557
Triumph Group, Inc.	106,045	2,569,470
United Technologies Corp.	566,396	75,670,506
Vectrus, Inc.(b)	23,959	968,902
		718,088,823
Communications Equipment-1.17%
Comtech Telecommunications Corp.	50,646	1,507,225
ViaSat, Inc.(b)	128,714	10,501,775
		12,009,000
Construction & Engineering-3.19%
Jacobs Engineering Group, Inc.	302,310	24,943,598
KBR, Inc.	299,513	7,901,153
		32,844,751
Containers & Packaging-4.18%
Ball Corp.	602,606	43,074,277
Diversified Telecommunication Services-0.64%
Intelsat S.A.(b)	293,342	6,641,263
Electronic Equipment, Instruments & Components-1.82%
FLIR Systems, Inc.	288,061	14,305,109
OSI Systems, Inc.(b)	39,735	4,472,572
		18,777,681
	Shares	Value
Industrial Conglomerates-7.07%
Honeywell International, Inc.	422,273	$ 72,825,202
IT Services-7.96%
Booz Allen Hamilton Holding Corp.	297,655	20,463,781
CACI International, Inc., Class A(b)	52,512	11,297,957
Leidos Holdings, Inc.	310,360	25,480,556
ManTech International Corp., Class A	84,527	5,813,767
Perspecta, Inc.	346,694	8,088,371
Science Applications International Corp.	127,543	10,888,346
		82,032,778
Machinery-2.67%
Oshkosh Corp.	153,836	12,856,075
Woodward, Inc.	131,285	14,709,171
		27,565,246
Software-0.62%
FireEye, Inc.(b)	424,311	6,364,665
Trading Companies & Distributors-0.36%
Kaman Corp.	59,253	3,756,640
Total Common Stocks & Other Equity Interests (Cost $782,419,736)		1,023,980,326

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $573,697)	573,697	573,697
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.40% (Cost $782,993,433)		1,024,554,023
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.00%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	7,731,456	7,731,456
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	2,576,122	2,577,152
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,308,608)		10,308,608
TOTAL INVESTMENTS IN SECURITIES-100.40% (Cost $793,302,041)		1,034,862,631
OTHER ASSETS LESS LIABILITIES-(0.40)%		(4,143,206)
NET ASSETS-100.00%		$1,030,719,425
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BRIC ETF (EEB)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Communication Services-16.60%
58.com, Inc., ADR (China)(b)	6,417	$ 361,790
Autohome, Inc., ADR (China)(b)(c)	3,883	330,055
Baidu, Inc., ADR (China)(b)	19,355	2,161,953
Bilibili, Inc., ADR (China)(b)(c)	5,528	83,749
Bitauto Holdings Ltd., ADR (China)(b)	2,490	28,411
China Mobile Ltd. (China)	385,944	3,291,018
China Telecom Corp. Ltd., Class H (China)	967,470	435,046
China Unicom Hong Kong Ltd. (China)	406,696	397,973
HUYA, Inc., ADR (China)(b)	3,899	88,390
iQIYI, Inc., ADR (China)(b)(c)	9,018	167,645
Mail.Ru Group Ltd., GDR, REGS (Russia)(b)(d)	7,296	186,194
Mobile TeleSystems PJSC, ADR (Russia)	33,471	273,458
Momo, Inc., ADR (China)	10,241	347,887
NetEase, Inc., ADR (China)	5,001	1,154,331
Oi S.A., ADR (Brazil)(b)	27,528	54,505
Qutoutiao Inc., ADR (China)(b)(c)	7,225	29,189
Rostelecom PJSC, ADR (Russia)	2,350	18,353
Sistema PJSFC, GDR, REGS (Russia)(d)	8,346	32,149
Sogou, Inc., ADR (China)(b)(c)	4,074	15,359
Sohu.com Ltd., ADR (China)(b)	2,156	26,282
Telefonica Brasil S.A., ADR, Preference Shares (Brazil)	28,903	394,237
Tencent Music Entertainment Group, ADR (China)(b)(c)	2,991	42,682
TIM Participacoes S.A., ADR (Brazil)	11,151	177,970
VEON Ltd., ADR (Russia)	52,559	164,510
Weibo Corp., ADR (China)(b)(c)	4,473	175,207
YY, Inc., ADR (China)(b)	3,426	219,915
		10,658,258
Consumer Discretionary-18.99%
Alibaba Group Holding Ltd., ADR (China)(b)	39,362	6,813,956
Baozun, Inc., ADR (China)(b)(c)	2,142	106,265
Ctrip.com International, Ltd., ADR (China)(b)	27,039	1,053,980
Huazhu Group Ltd., ADR (China)	7,322	239,869
JD.com, Inc., ADR (China)(b)	58,161	1,739,596
Mahindra & Mahindra Ltd., GDR, REGS (India)(d)	2,305	18,186
New Oriental Education & Technology Group, Inc., ADR (China)(b)	8,166	851,795
NIO, Inc., ADR (China)(b)(c)	11,282	39,149
Pinduoduo, Inc., ADR (China)(b)	6,719	149,632
TAL Education Group, ADR (China)(b)	25,561	823,064
Tata Motors Ltd., ADR (India)(b)	14,063	136,552
Vipshop Holdings Ltd., ADR (China)(b)	29,292	222,619
		12,194,663
Consumer Staples-4.64%
Ambev S.A., ADR (Brazil)	307,318	1,619,566
BRF S.A., ADR (Brazil)(b)	52,731	458,232
Cia Brasileira de Distribuicao, ADR, Preference Shares (Brazil)	10,967	267,156
Lenta Ltd., GDR, REGS (Russia)(b)(d)	7,060	24,216
Magnit PJSC, GDR, REGS (Russia)(d)	24,181	350,624
X5 Retail Group N.V., GDR, REGS (Russia)(d)	7,770	259,829
		2,979,623
Energy-22.39%
China Petroleum & Chemical Corp., Class H (China)	1,780,634	1,151,012
CNOOC Ltd., ADR (China)	1,730	286,021
Gazprom Neft PJSC, ADR (Russia)	1,265	42,694
Gazprom PJSC, ADR (Russia)	421,289	3,093,946
	Shares	Value
Energy-(continued)
LUKOIL PJSC, ADR (Russia)	26,170	$ 2,154,314
Novatek PJSC, GDR, REGS (Russia)(d)	5,865	1,230,477
PetroChina Co., Ltd., Class H (China)	1,472,557	782,564
Petroleo Brasileiro S.A., ADR (Brazil)	103,878	1,563,364
Petroleo Brasileiro S.A., Preference Shares, ADR (Brazil)	152,471	2,091,902
Reliance Industries Ltd., GDR, REGS (India)(d)	9,854	331,587
Rosneft Oil Co. PJSC, GDR, REGS (Russia)(d)	81,358	539,078
Surgutneftegas PJSC, ADR (Russia)	45,682	191,408
Tatneft PJSC, ADR (Russia)	9,920	692,218
TMK PJSC, GDR, REGS (Russia)(d)	6,307	22,737
Ultrapar Participacoes S.A., ADR (Brazil)	39,228	204,378
		14,377,700
Financials-20.48%
Axis Bank Ltd., GDR, REGS (India)(d)	1,856	90,944
Banco Bradesco S.A., ADR (Brazil)	275,750	2,492,780
Banco Santander Brasil S.A., ADR (Brazil)	19,042	214,794
China Life Insurance Co., Ltd., Class H (China)	519,708	1,337,794
HDFC Bank Ltd., ADR (India)	11,918	1,370,332
ICICI Bank Ltd., ADR (India)	109,675	1,339,132
Itau Unibanco Holding S.A., ADR, Preference Shares (Brazil)	338,179	3,094,338
LexinFintech Holdings Ltd., ADR (China)(b)	3,721	39,443
PPDAI Group, Inc., ADR (China)	4,304	16,699
Qudian, Inc., ADR (China)(b)(c)	3,692	33,745
Sberbank of Russia PJSC, ADR (Russia)	188,312	2,815,264
State Bank of India, GDR, REGS (India)(b)(d)	2,894	140,069
TCS Group Holding PLC, GDR, REGS (Russia)(d)	2,879	57,350
VTB Bank PJSC, GDR, REGS (Russia)(d)	82,503	109,976
		13,152,660
Health Care-0.89%
BeiGene Ltd., ADR (China)(b)	2,713	372,604
Dr. Reddys Laboratories Ltd., ADR (India)	3,235	119,080
Zai Lab Ltd., ADR (China)(b)	2,533	81,360
		573,044
Industrials-2.36%
Azul S.A., ADR (Brazil)(b)	5,708	232,316
BEST, Inc., ADR (China)(b)	11,618	58,090
China Eastern Airlines Corp. Ltd., Class H (China)(b)	110,794	61,569
China Southern Airlines Co., Ltd., Class H (China)	137,485	89,047
Embraer S.A., ADR (Brazil)	12,273	247,915
Globaltrans Investment PLC, GDR, REGS (Russia)(d)	7,338	64,428
Gol Linhas Aereas Inteligentes S.A., ADR (Brazil)	4,203	90,280
Guangshen Railway Co. Ltd., ADR (China)	399	6,703
Larsen & Toubro Ltd., GDR, REGS (India)(d)	2,636	52,667
ZTO Express Cayman, Inc., ADR (China)	31,133	611,763
		1,514,778
Information Technology-3.76%
21Vianet Group, Inc., ADR (China)(b)	4,056	29,852
Daqo New Energy Corp., ADR (China)(b)	653	27,393
GDS Holdings Ltd., ADR (China)(b)(c)	4,450	183,251
Infosys Ltd., ADR (India)	147,867	1,673,854
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	1,910	37,417
Semiconductor Manufacturing International Corp. (China)(b)	218,607	259,439

Invesco BRIC ETF (EEB)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Wipro Ltd., ADR (India)	25,162	$ 102,913
WNS (Holdings) Ltd., ADR (India)(b)	1,570	98,941
		2,413,060
Materials-8.11%
Aluminum Corp.of China Ltd., Class H (China)(b)	275,607	91,189
Cia Siderurgica Nacional S.A., ADR (Brazil)	43,574	186,061
Gerdau S.A., ADR (Brazil)	72,780	259,097
Magnitogorsk Iron & Steel Works PJSC, GDR, REGS (Russia)(d)	4,733	41,366
MMC Norilsk Nickel PJSC, ADR (Russia)	41,965	970,231
Novolipetsk Steel PJSC, GDR, REGS (Russia)(d)	6,672	157,593
PhosAgro PJSC, GDR, REGS (Russia)(d)	7,029	87,652
Polyus PJSC, GDR, REGS (Russia)(d)	3,356	171,156
Severstal PJSC, GDR, REGS (Russia)(d)	13,446	216,346
Sinopec Shanghai Petrochemical Co. Ltd., Class H (China)	215,449	75,413
Suzano Papel e Celulose S.A., ADR (Brazil)	1,738	27,704
Tata Steel Ltd., GDR, REGS (India)(c)(d)	1,727	10,673
Vale S.A., ADR (Brazil)	217,586	2,826,442
Vedanta Ltd., ADR (India)	9,986	87,178
		5,208,101
Real Estate-0.04%
LSR Group PJSC, GDR, REGS (Russia)(d)	10,035	25,389
Utilities-1.51%
Centrais Eletricas Brasileiras S.A., ADR (Brazil)	9,886	101,430
Cia de Saneamento Basico Do Estado de Sao Paulo, ADR (Brazil)	23,850	331,754
Cia Energetica de Minas Gerais, ADR (Brazil)	67,773	248,049
Cia Paranaense de Energia, Class B, ADR (Brazil)	7,052	91,041
GAIL (India) Ltd., GDR, REGS (India)(d)	888	9,369
Huaneng Power International, Inc., Class H (China)	294,315	172,200
RusHydro PJSC, ADR (Russia)	16,450	14,147
		967,990
Total Common Stocks & Other Equity Interests (Cost $58,867,628)		64,065,266
	Shares	Value
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $42,581)	42,581	$ 42,581
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $58,910,209)		64,107,847
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.55%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	704,130	704,130
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	289,104	289,220
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $993,329)		993,350
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $59,903,538)		65,101,197
OTHER ASSETS LESS LIABILITIES-(1.38)%		(887,290)
NET ASSETS-100.00%		$64,213,907

Investment Abbreviations:
ADR	-American Depositary Receipt
GDR	-Global Depositary Receipt
REGS	-Regulation S

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $4,230,055, which represented 6.59% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	42.36%
Brazil	26.90%
Russia	21.82%

Invesco BRIC ETF (EEB)—(continued)
July 31, 2019
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco CleantechTM ETF (PZD)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.63%
Aerospace & Defense-2.90%
Hexcel Corp.	65,401	$ 5,347,186
Auto Components-2.73%
BorgWarner, Inc.	133,088	5,030,726
Building Products-6.12%
Johnson Controls International PLC	141,534	6,006,703
Kingspan Group PLC (Ireland)	107,021	5,250,410
		11,257,113
Chemicals-8.18%
Gurit Holding AG, Bearer Shares (Switzerland)	1,181	1,300,293
Novozymes A/S, Class B (Denmark)	119,544	5,584,478
PQ Group Holdings, Inc.(b)	166,709	2,598,993
Umicore S.A. (Belgium)	177,731	5,577,262
		15,061,026
Commercial Services & Supplies-2.42%
Tomra Systems ASA (Norway)	149,819	4,453,608
Communications Equipment-0.67%
Digi International, Inc.(b)	93,338	1,225,528
Electrical Equipment-19.71%
ABB Ltd. (Switzerland)	284,305	5,368,335
EnerSys	54,422	3,706,683
Schneider Electric S.E. (France)	63,556	5,503,623
Sensata Technologies Holding PLC(b)	115,998	5,501,785
SGL Carbon S.E. (Germany)(b)(c)	187,041	1,279,705
Siemens Gamesa Renewable Energy S.A. (Spain)(c)	320,960	4,507,393
Sunrun, Inc.(b)	173,813	3,311,138
TPI Composites, Inc.(b)	74,830	1,913,403
Vestas Wind Systems A/S (Denmark)	62,739	5,171,676
		36,263,741
Electronic Equipment, Instruments & Components-10.14%
Badger Meter, Inc.	54,229	2,900,709
Hollysys Automation Technologies Ltd. (China)	99,099	1,713,422
Horiba Ltd. (Japan)	63,498	3,417,056
Itron, Inc.(b)	52,135	3,232,370
Opus Group AB (Sweden)	1,300,535	835,645
Trimble, Inc.(b)	128,493	5,430,114
Vaisala Oyj, Class A (Finland)	50,312	1,139,920
		18,669,236
Equity REITs-1.72%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	115,480	3,169,926
Independent Power and Renewable Electricity Producers-2.83%
Ormat Technologies, Inc.	56,016	3,671,849
Scatec Solar ASA, REGS (Norway)(d)	148,246	1,540,006
		5,211,855
Industrial Conglomerates-4.08%
Raven Industries, Inc.	53,759	1,948,226
Roper Technologies, Inc.	15,285	5,558,390
		7,506,616
Life Sciences Tools & Services-3.06%
Eurofins Scientific S.E. (Luxembourg)	13,132	5,626,015
	Shares	Value
Machinery-11.79%
Donaldson Co., Inc.	101,865	$ 5,088,157
Kadant, Inc.	20,598	1,925,089
Kornit Digital Ltd. (Israel)(b)	67,886	2,118,043
Lindsay Corp.	23,236	2,119,588
Woodward, Inc.	44,829	5,022,641
Xylem, Inc.	67,454	5,415,882
		21,689,400
Professional Services-7.07%
Intertek Group PLC (United Kingdom)	78,554	5,467,663
Ricardo PLC (United Kingdom)	130,241	1,125,884
SGS S.A. (Switzerland)	2,142	5,307,653
Willdan Group, Inc.(b)	31,513	1,102,325
		13,003,525
Semiconductors & Semiconductor Equipment-10.35%
Advanced Energy Industries, Inc.(b)	60,475	3,531,740
Cree, Inc.(b)	88,712	5,516,112
Meyer Burger Technology AG (Switzerland)(b)(c)	2,124,489	863,787
Power Integrations, Inc.	43,904	3,998,337
SMA Solar Technology AG (Germany)(b)(c)	51,198	1,247,831
SolarEdge Technologies, Inc.(b)	59,629	3,889,600
		19,047,407
Software-5.86%
ANSYS, Inc.(b)	27,584	5,602,862
Autodesk, Inc.(b)	33,159	5,178,441
		10,781,303
Total Common Stocks & Other Equity Interests (Cost $134,214,617)		183,344,211

Exchange-Traded Funds-0.46%
Invesco India ETF(e) (Cost $906,496)	35,842	852,681
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $135,121,113)		184,196,892
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.20%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	1,650,881	1,650,881
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	550,074	550,294
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,201,175)		2,201,175
TOTAL INVESTMENTS IN SECURITIES-101.29% (Cost $137,322,288)		186,398,067
OTHER ASSETS LESS LIABILITIES-(1.29)%		(2,372,036)
NET ASSETS-100.00%		$184,026,031

Invesco CleantechTM ETF (PZD)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ETF	-Exchange-Traded Fund
REGS	-Regulation S
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $1,540,006, which represented less than 1% of the Fund’s Net Assets.
(e)	The Fund’s Adviser also serves as the adviser for the Invesco India ETF and therefore, Invesco India ETF is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco India ETF	$800,368	$181,633	$(67,472)	$(61,013)	$(835)	$852,681	$-

(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-1.75%
Charter Communications, Inc., Class A(b)	22,054	$ 8,499,171
Live Nation Entertainment, Inc.(b)	121,861	8,781,304
Match Group, Inc.(c)	135,298	10,186,586
		27,467,061
Consumer Discretionary-14.82%
AutoZone, Inc.(b)	10,546	11,843,580
Churchill Downs, Inc.	72,950	8,728,468
Domino’s Pizza, Inc.	146,428	35,806,039
Eldorado Resorts, Inc.(b)(c)	401,033	18,094,609
Grand Canyon Education, Inc.(b)	71,177	7,741,922
Home Depot, Inc. (The)	40,416	8,636,495
NIKE, Inc., Class B	304,072	26,159,314
NVR, Inc.(b)	2,525	8,443,954
Ollie’s Bargain Outlet Holdings, Inc.(b)	91,561	7,754,301
O’Reilly Automotive, Inc.(b)	114,441	43,574,555
Planet Fitness, Inc., Class A(b)	110,709	8,708,370
Pool Corp.	49,588	9,390,480
Service Corp. International	274,630	12,671,428
TJX Cos., Inc. (The)	164,322	8,965,408
VF Corp.	192,755	16,844,859
		233,363,782
Consumer Staples-3.01%
Church & Dwight Co., Inc.	393,243	29,666,252
Costco Wholesale Corp.	31,252	8,613,988
Estee Lauder Cos., Inc. (The), Class A	49,273	9,075,594
		47,355,834
Energy-0.79%
Cheniere Energy, Inc.(b)	191,883	12,501,177
Financials-5.84%
Credit Acceptance Corp.(b)	64,509	30,837,237
LendingTree, Inc.(b)(c)	21,883	7,058,143
Moody’s Corp.	40,884	8,763,077
MSCI, Inc.	44,936	10,211,257
W.R. Berkley Corp.	504,624	35,015,859
		91,885,573
Health Care-11.83%
Align Technology, Inc.(b)	53,296	11,143,128
Becton, Dickinson and Co.	40,029	10,119,331
Boston Scientific Corp.(b)	198,834	8,442,492
Cooper Cos., Inc. (The)	50,757	17,125,412
Danaher Corp.	142,512	20,022,936
Edwards Lifesciences Corp.(b)	42,377	9,019,944
IDEXX Laboratories, Inc.(b)	41,473	11,697,460
Masimo Corp.(b)	63,155	9,969,017
Mettler-Toledo International, Inc.(b)	24,126	18,257,350
Novocure Ltd.(b)	248,379	20,670,100
Sage Therapeutics, Inc.(b)	49,490	7,935,227
Veeva Systems, Inc., Class A(b)	70,769	11,740,577
West Pharmaceutical Services, Inc.	219,807	30,172,907
		186,315,881
Industrials-16.57%
Cintas Corp.	35,059	9,130,766
Copart, Inc.(b)	334,605	25,941,926
CoStar Group, Inc.(b)	25,138	15,469,925
HEICO Corp.	105,752	14,461,586
Hexcel Corp.	105,752	8,646,283
IDEX Corp.	92,472	15,555,640
Lennox International, Inc.	31,510	8,081,685
	Shares	Value
Industrials-(continued)
Lockheed Martin Corp.	66,580	$ 24,113,278
Rollins, Inc.	923,775	30,974,176
Roper Technologies, Inc.	99,292	36,107,536
Teledyne Technologies, Inc.(b)	69,797	20,330,470
Toro Co. (The)	117,855	8,582,201
TransDigm Group, Inc.(b)	46,998	22,814,709
Union Pacific Corp.	114,623	20,626,409
		260,836,590
Information Technology-29.91%
Adobe, Inc.(b)	31,540	9,426,044
Amphenol Corp., Class A	227,741	21,252,790
ANSYS, Inc.(b)	159,141	32,324,720
Apple, Inc.	224,914	47,915,679
Aspen Technology, Inc.(b)	98,971	13,051,306
Broadridge Financial Solutions, Inc.	62,347	7,925,551
Cadence Design Systems, Inc.(b)	248,782	18,387,478
Coupa Software, Inc.(b)	68,839	9,342,141
Entegris, Inc.	213,792	9,302,090
EPAM Systems, Inc.(b)	46,178	8,948,835
Euronet Worldwide, Inc.(b)	56,409	8,794,727
Fair Isaac Corp.(b)	46,700	16,224,514
Fiserv, Inc.(b)	246,156	25,952,227
Gartner, Inc.(b)	100,836	14,049,480
Global Payments, Inc.	51,785	8,695,737
HubSpot, Inc.(b)	45,686	8,165,002
Intuit, Inc.	38,973	10,807,603
Jack Henry & Associates, Inc.	64,197	8,968,321
Mastercard, Inc., Class A	148,396	40,403,779
MAXIMUS, Inc.	137,848	10,133,206
Okta, Inc.(b)	72,112	9,434,413
Paycom Software, Inc.(b)	121,072	29,148,084
Paylocity Holding Corp.(b)	85,761	8,755,340
RingCentral, Inc., Class A(b)	122,214	17,351,944
ServiceNow, Inc.(b)	38,008	10,543,039
Trade Desk, Inc. (The), Class A(b)	69,998	18,431,173
Twilio, Inc., Class A(b)	68,364	9,510,116
Universal Display Corp.	52,249	11,028,719
VeriSign, Inc.(b)	39,106	8,254,885
Visa, Inc., Class A	62,273	11,084,594
Zendesk, Inc.(b)	88,611	7,404,335
		471,017,872
Materials-7.57%
Air Products and Chemicals, Inc.	37,856	8,641,389
AptarGroup, Inc.	93,002	11,255,102
Ball Corp.	565,132	40,395,635
Ecolab, Inc.	69,481	14,016,402
Graphic Packaging Holding Co.	908,615	13,502,019
Sherwin-Williams Co. (The)	61,312	31,455,509
		119,266,056
Real Estate-6.21%
American Tower Corp.	215,202	45,541,047
Crown Castle International Corp.	59,223	7,892,057
CubeSmart	333,455	11,320,797
Equity LifeStyle Properties, Inc.	82,914	10,302,065
Extra Space Storage, Inc.	92,979	10,449,910
SBA Communications Corp., Class A	50,044	12,281,298
		97,787,174
Utilities-1.73%
Atmos Energy Corp.	76,437	8,334,690

Invesco DWA Momentum ETF (PDP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
CMS Energy Corp.	154,712	$ 9,007,333
NextEra Energy, Inc.	48,049	9,954,311
		27,296,334
Total Common Stocks & Other Equity Interests (Cost $1,226,603,468)		1,575,093,334
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $1,309,382)	1,309,382	1,309,382
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $1,227,912,850)		1,576,402,716
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	4,080,320	$ 4,080,320
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,359,563	1,360,107
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,440,427)		5,440,427
TOTAL INVESTMENTS IN SECURITIES-100.46% (Cost $1,233,353,277)		1,581,843,143
OTHER ASSETS LESS LIABILITIES-(0.46)%		(7,246,006)
NET ASSETS-100.00%		$1,574,597,137

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-93.66%
Capital Markets-58.13%
3i Group PLC (United Kingdom)	817,433	$ 11,095,150
Alaris Royalty Corp. (Canada)(b)	103,374	1,598,060
Allied Minds PLC (United Kingdom)(c)	1,072,497	881,170
Altamir (France)	52,592	943,595
Apollo Global Management LLC, Class A	150,880	4,979,040
Apollo Investment Corp.(b)	96,407	1,576,254
Ares Capital Corp.	312,686	5,806,579
AURELIUS Equity Opportunities S.E. & Co. KGaA (Germany)	59,397	2,402,474
Bain Capital Specialty Finance, Inc.(b)	81,803	1,480,634
BlackRock Capital Investment Corp.	169,344	1,016,064
BlackRock TCP Capital Corp.	106,145	1,493,460
Blackstone Group, Inc. (The), Class A	173,323	8,316,038
Brait S.E. (South Africa)(c)	1,208,483	1,014,570
Bure Equity AB (Sweden)	118,866	2,229,409
Carlyle Group L.P. (The)	251,010	5,986,588
Deutsche Beteiligungs AG (Germany)	40,986	1,442,028
FS KKR Capital Corp.	423,351	2,425,801
Georgia Capital PLC (Georgia)(c)	75,608	907,267
Gimv N.V. (Belgium)	41,127	2,429,264
Goldman Sachs BDC, Inc.(b)	76,534	1,536,803
Golub Capital BDC, Inc.(b)	87,405	1,584,653
Gozde Girisim Sermayesi Yatirim Ortakligi A.S. (Turkey)(c)	1,096,436	543,406
Hamilton Lane, Inc., Class A	45,610	2,677,307
HBM Healthcare Investments AG, Class A (Switzerland)	10,993	2,167,509
Hercules Capital, Inc.	120,372	1,562,429
Intermediate Capital Group PLC (United Kingdom)	271,704	4,630,006
IP Group PLC (United Kingdom)(c)	2,202,973	1,850,438
Jafco Co. Ltd. (Japan)	56,842	2,112,455
KKR & Co., Inc., Class A	322,679	8,631,663
Main Street Capital Corp.(b)	61,755	2,636,938
Mutares SE & Co. KGaA (Germany)	44,139	488,003
New Mountain Finance Corp.	109,072	1,501,921
Oaktree Specialty Lending Corp.	284,946	1,518,762
Oxford Square Capital Corp.(b)	78,689	527,216
Partners Group Holding AG (Switzerland)	13,337	10,679,369
Princess Private Equity Holding Ltd. (Guernsey)(b)	196,577	2,109,175
Prospect Capital Corp.(b)	393,577	2,605,480
Ratos AB, Class B (Sweden)	754,377	1,934,471
Solar Capital Ltd.	75,043	1,557,893
Sutter Rock Capital Corp.(b)(c)	76,039	491,212
Syncona Ltd. (United Kingdom)	897,690	2,791,909
Tamburi Investment Partners S.p.A. (Italy)	310,139	1,975,645
TCG BDC, Inc.(b)	99,765	1,508,447
TPG Specialty Lending, Inc.	76,456	1,492,421
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	360,667	1,536,834
Woodford Patient Capital Trust PLC (United Kingdom)(b)	3,030,118	1,756,793
		122,432,603
Diversified Financial Services-15.85%
Ackermans & van Haaren N.V. (Belgium)	23,918	3,505,651
Apax Global Alpha Ltd., REGS (Guernsey)(d)	1,124,276	2,154,411
	Shares	Value
Diversified Financial Services-(continued)
Cannae Holdings, Inc.(c)	87,192	$ 2,524,209
Compass Diversified Holdings	109,769	2,107,565
Eurazeo S.E. (France)	72,855	4,913,167
HgCapital Trust PLC (United Kingdom)	758,235	1,978,777
Kinnevik AB, Class B (Sweden)	159,527	4,092,434
NB Private Equity Partners Ltd. (Guernsey)	148,195	2,077,687
Onex Corp. (Canada)	78,707	4,778,821
Wendel S.A. (France)	38,028	5,243,743
		33,376,465
Diversified Telecommunication Services-0.69%
ATN International, Inc.	25,808	1,452,216
Electrical Equipment-4.76%
Melrose Industries PLC (United Kingdom)	4,433,699	10,015,995
Food Products-0.97%
Schouw & Co. A/S (Denmark)	27,285	2,046,380
Industrial Conglomerates-2.22%
Fosun International Ltd. (China)	3,560,765	4,684,682
Interactive Media & Services-5.45%
IAC/InterActiveCorp.(c)	47,968	11,466,750
Internet & Direct Marketing Retail-2.05%
Rocket Internet S.E., REGS (Germany)(c)(d)	152,112	4,322,105
IT Services-1.02%
Digital Garage, Inc. (Japan)	63,348	2,156,385
Media-2.52%
Naspers Ltd., Class N (South Africa)	21,580	5,313,220
Total Common Stocks & Other Equity Interests (Cost $183,799,322)		197,266,801

Money Market Funds-5.89%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $12,401,199)	12,401,199	12,401,199
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $196,200,521)		209,668,000
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.52%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	10,291,849	10,291,849
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	3,429,245	3,430,616
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,722,410)		13,722,465
TOTAL INVESTMENTS IN SECURITIES-106.07% (Cost $209,922,931)		223,390,465
OTHER ASSETS LESS LIABILITIES-(6.07)%		(12,778,854)
NET ASSETS-100.00%		$210,611,611

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
REGS	-Regulation S

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $6,476,516, which represented 3.08% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
United Kingdom	16.63%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(a)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019		$2,192,256	$-	$(52,256)	$(52,256)
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2019		2,238,478	-	(57,778)	(57,778)
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2019	CAD	6,028,111	-	(124,945)	(124,945)
Morgan Stanley Capital Services LLC	Receive	Riverstone Energy Ltd.	1-Month LIBOR plus 85 basis points	Monthly	August-2020	GBP	1,472,350	-	(2,558)	(2,558)
Total Over-The-Counter Total Return Swap Agreements								$—	$(237,537)	$(237,537)

Abbreviations:
CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
GBP	-British Pound Sterling
LIBOR	-London Interbank Offered Rate

(a)	Notional Value is denominated in U.S. Dollars unless otherwise noted.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-36.16%
58.com, Inc., ADR (China)(b)	112,842	$ 6,362,032
Autohome, Inc., ADR (China)(b)(c)	60,618	5,152,530
Baidu, Inc., ADR (China)(b)	126,018	14,076,211
Bilibili, Inc., ADR (China)(b)(c)	151,880	2,300,982
Bitauto Holdings Ltd., ADR (China)(b)	34,862	397,775
Changyou.com Ltd., ADR (China)	21,282	167,915
China Mobile Ltd., ADR (China)	107,896	4,596,370
China Telecom Corp. Ltd., ADR (China)	5,346	239,180
China Unicom Hong Kong Ltd., ADR (China)	40,198	393,940
Fang Holdings Ltd., ADR (China)(b)	64,729	133,989
iQIYI, Inc., ADR (China)(b)(c)	314,789	5,851,927
Momo, Inc., ADR (China)	168,510	5,724,285
NetEase, Inc., ADR (China)	55,758	12,870,062
Phoenix New Media Ltd., ADR (China)(b)(c)	35,424	100,958
SINA Corp. (China)(b)	73,532	2,876,572
Sohu.com Ltd., ADR (China)(b)	41,795	509,481
Weibo Corp., ADR (China)(b)	78,854	3,088,711
YY, Inc., ADR (China)(b)	53,191	3,414,330
		68,257,250
Consumer Discretionary-45.60%
500.com Ltd., ADR (China)(c)	32,492	362,936
Alibaba Group Holding Ltd., ADR (China)(b)	113,286	19,610,939
Baozun, Inc., ADR (China)(b)(c)	45,803	2,272,287
Bright Scholar Education Holdings Ltd., ADR (China)(b)	29,640	272,688
Ctrip.com International, Ltd., ADR (China)(b)	401,099	15,634,839
Hailiang Education Group, Inc., ADR (China)(b)(c)	3,226	204,206
Huazhu Group Ltd., ADR (China)	154,148	5,049,888
JD.com, Inc., ADR (China)(b)	538,121	16,095,199
Jumei International Holding Ltd., ADR (China)(b)	109,454	248,461
Kaixin Auto Holdings (Hong Kong)(b)	66,734	110,111
Kandi Technologies Group, Inc. (China)(b)(c)	57,192	304,261
New Oriental Education & Technology Group, Inc., ADR (China)(b)	80,922	8,440,974
Pinduoduo, Inc., ADR (China)(b)(c)	268,254	5,974,017
RISE Education Cayman Ltd., ADR (China)(b)(c)	25,378	215,713
Secoo Holding Ltd., ADR (China)(c)	16,037	128,136
TAL Education Group, ADR (China)(b)	201,424	6,485,853
Tarena International, Inc., ADR (China)(b)	39,090	62,153
Tuniu Corp., ADR (China)(b)(c)	38,735	119,691
Uxin Ltd., ADR (China)(b)(c)	191,915	422,213
Viomi Technology Co. Ltd., ADR (China)(c)	32,790	310,521
Vipshop Holdings Ltd., ADR (China)(b)	493,360	3,749,536
		86,074,622
Consumer Staples-0.03%
China SXT Pharmaceuticals, Inc. (China)(b)	24,481	58,265
Energy-1.76%
China Petroleum & Chemical Corp., ADR (China)	16,859	1,081,842
CNOOC Ltd., ADR (China)	10,806	1,786,556
PetroChina Co., Ltd., ADR (China)	8,404	446,000
Sino Clean Energy, Inc., Rts. (China)(b)(d)	26,179	0
		3,314,398
Financials-3.12%
China Life Insurance Co., Ltd., ADR (China)	28,379	361,549
Fanhua, Inc., ADR (China)(c)	35,430	1,200,014
	Shares	Value
Financials-(continued)
LexinFintech Holdings Ltd., ADR (China)(b)	92,928	$ 985,037
Noah Holdings Ltd., ADR (China)(b)(c)	34,213	1,106,448
Qudian, Inc., ADR (China)(b)(c)	228,753	2,090,802
Yirendai Ltd., ADR (China)(b)(c)	13,910	155,653
		5,899,503
Health Care-2.72%
China Biologic Products Holdings, Inc. (China)(b)(c)	41,193	3,951,644
Zai Lab Ltd., ADR (China)(b)	36,863	1,184,040
		5,135,684
Industrials-5.79%
51job, Inc., ADR (China)(b)	41,699	3,233,758
China Customer Relations Centers, Inc. (China)(b)(c)	19,937	206,547
ZTO Express Cayman, Inc., ADR (China)	381,702	7,500,444
		10,940,749
Information Technology-4.61%
21Vianet Group, Inc., ADR (China)(b)	66,075	486,312
Aurora Mobile Ltd., ADR (China)(b)	38,847	206,666
Canadian Solar, Inc. (Canada)(b)	62,837	1,339,685
Cheetah Mobile, Inc., ADR (China)(b)	49,107	160,089
CLPS, Inc. (China)(b)	15,026	81,892
Daqo New Energy Corp., ADR (China)(b)	10,650	446,767
GDS Holdings Ltd., ADR (China)(b)(c)	93,516	3,850,989
Hollysys Automation Technologies Ltd. (China)	63,794	1,102,998
Huami Corp., ADR (China)(b)	23,445	276,417
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	36,264	710,412
Senmiao Technology Ltd. (China)(b)(c)	28,149	36,312
		8,698,539
Materials-0.08%
Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)	4,373	153,055
Real Estate-0.09%
Xinyuan Real Estate Co. Ltd., ADR (China)	40,466	169,552
Utilities-0.05%
Huaneng Power International, Inc., ADR (China)(c)	3,776	88,170
Total Common Stocks & Other Equity Interests (Cost $199,398,208)		188,789,787
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $246,043)	246,043	246,043
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $199,644,251)		189,035,830
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.61%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	16,108,317	16,108,317

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	5,809,633	$ 5,811,957
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,920,140)		21,920,274
TOTAL INVESTMENTS IN SECURITIES-111.75% (Cost $221,564,391)		210,956,104
OTHER ASSETS LESS LIABILITIES-(11.75)%		(22,180,647)
NET ASSETS-100.00%		$188,775,457
Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.24%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Insider Sentiment ETF (NFO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-6.31%
Liberty Broadband Corp., Class A(b)	7,317	$ 718,456
Liberty Media Corp.-Liberty Braves, Class A(b)	23,999	693,571
Madison Square Garden Co. (The), Class A(b)	2,287	663,322
Match Group, Inc.(c)	11,845	891,810
Verizon Communications, Inc.	11,341	626,817
Zynga, Inc., Class A(b)	125,806	802,642
		4,396,618
Consumer Discretionary-4.05%
Dollar General Corp.	5,621	753,326
Genuine Parts Co.	5,986	581,360
McDonald’s Corp.	3,532	744,263
Tractor Supply Co.	6,859	746,328
		2,825,277
Consumer Staples-3.95%
Clorox Co. (The)	4,179	679,506
Mondelez International, Inc., Class A	13,432	718,478
PepsiCo, Inc.	5,472	699,376
Post Holdings, Inc.(b)	6,129	657,151
		2,754,511
Financials-7.47%
Assured Guaranty Ltd.	15,092	659,370
Erie Indemnity Co., Class A	3,757	836,947
First Republic Bank	6,675	663,228
Hartford Financial Services Group, Inc. (The)	13,486	777,198
S&P Global, Inc.	3,184	779,921
Starwood Property Trust, Inc.	30,002	696,946
U.S. Bancorp	13,915	795,242
		5,208,852
Health Care-12.40%
Agilent Technologies, Inc.	8,342	579,018
Baxter International, Inc.	8,247	692,501
Becton, Dickinson and Co.	2,685	678,768
DENTSPLY SIRONA, Inc.	13,522	736,273
Hologic, Inc.(b)	13,854	710,018
Ionis Pharmaceuticals, Inc.(b)	8,261	544,070
Johnson & Johnson	4,797	624,665
Merck & Co., Inc.	8,062	669,065
Pfizer, Inc.	15,788	613,206
Syneos Health, Inc.(b)	12,955	661,871
Universal Health Services, Inc., Class B	5,013	756,261
Wright Medical Group N.V.(b)	21,321	615,324
Zoetis, Inc.	6,661	765,282
		8,646,322
Industrials-11.29%
Carlisle Cos., Inc.	5,469	788,685
Fastenal Co.	20,853	642,272
Honeywell International, Inc.	4,220	727,781
IDEX Corp.	4,419	743,364
Illinois Tool Works, Inc.	4,672	720,563
Ingersoll-Rand PLC	6,212	768,176
Republic Services, Inc.	8,342	739,518
Spirit AeroSystems Holdings, Inc., Class A	7,326	562,930
TransDigm Group, Inc.(b)	1,477	716,995
United Technologies Corp.	5,203	695,121
Verisk Analytics, Inc., Class A	5,042	764,972
		7,870,377
Information Technology-17.93%
Accenture PLC, Class A	3,810	733,730
	Shares	Value
Information Technology-(continued)
ACI Worldwide, Inc.(b)	20,400	$ 684,624
Arrow Electronics, Inc.(b)	8,701	631,780
Automatic Data Processing, Inc.	4,198	699,051
Broadcom, Inc.	2,230	646,678
Dell Technologies, Inc., Class C(b)	11,426	659,737
Fair Isaac Corp.(b)	2,468	857,433
FleetCor Technologies, Inc.(b)	2,719	772,658
Global Payments, Inc.	4,912	824,823
j2 Global, Inc.	7,743	689,824
Jack Henry & Associates, Inc.	4,833	675,170
MAXIMUS, Inc.	9,448	694,523
Okta, Inc.(b)	8,105	1,060,377
Teradata Corp.(b)	15,362	562,556
Trade Desk, Inc. (The), Class A(b)	3,387	891,831
Twilio, Inc., Class A(b)	5,191	722,120
Workday, Inc., Class A(b)	3,477	695,330
		12,502,245
Materials-3.09%
Air Products and Chemicals, Inc.	3,511	801,456
Ecolab, Inc.	3,799	766,372
W.R. Grace & Co.	8,592	582,624
		2,150,452
Real Estate-12.67%
Alexandria Real Estate Equities, Inc.	4,704	688,478
American Campus Communities, Inc.	14,093	658,848
American Homes 4 Rent, Class A	29,513	714,510
American Tower Corp.	3,402	719,931
Apartment Investment & Management Co., Class A	13,334	660,566
Digital Realty Trust, Inc.	5,635	644,419
EPR Properties	8,719	648,955
Equity Commonwealth	20,512	688,793
Essex Property Trust, Inc.	2,318	700,546
Gaming and Leisure Properties, Inc.	17,385	655,588
Lamar Advertising Co., Class A	8,460	684,583
STORE Capital Corp.	20,016	684,747
UDR, Inc.	14,750	679,385
		8,829,349
Utilities-20.87%
AES Corp. (The)	37,088	622,708
ALLETE, Inc.	8,154	708,990
Ameren Corp.	9,118	690,141
American Electric Power Co., Inc.	8,006	703,007
American Water Works Co., Inc.	6,432	738,265
Aqua America, Inc.	18,402	771,964
Dominion Energy, Inc.	8,747	649,815
DTE Energy Co.	5,376	683,343
Duke Energy Corp.	7,450	646,064
Entergy Corp.	7,012	740,607
Exelon Corp.	13,376	602,723
FirstEnergy Corp.	16,115	708,577
OGE Energy Corp.	15,550	667,872
ONE Gas, Inc.	7,532	686,768
PNM Resources, Inc.	14,164	703,526
Portland General Electric Co.	12,935	709,485
PPL Corp.	21,126	625,963
Sempra Energy	5,328	721,571
Southern Co. (The)	12,975	729,195

Invesco Insider Sentiment ETF (NFO)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	8,479	$ 724,615
Xcel Energy, Inc.	11,930	711,147
		14,546,346
Total Common Stocks & Other Equity Interests (Cost $62,341,969)		69,730,349
Money Market Funds-0.20%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $141,566)	141,566	141,566
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $62,483,535)		69,871,915
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.15%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	596,986	$ 596,986
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	204,511	204,593
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $801,579)		801,579
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $63,285,114)		70,673,494
OTHER ASSETS LESS LIABILITIES-(1.38)%		(962,073)
NET ASSETS-100.00%		$69,711,421

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-3.91%
Charter Communications, Inc., Class A(b)	2,692	$ 1,037,443
Netflix, Inc.(b)	3,534	1,141,447
ORBCOMM, Inc.(b)	142,007	832,161
Spotify Technology S.A.(b)	7,480	1,158,951
T-Mobile US, Inc.(b)	14,135	1,126,983
WideOpenWest, Inc.(b)(c)	150,371	1,141,316
		6,438,301
Consumer Discretionary-7.41%
Aaron’s, Inc.	17,416	1,098,079
Alibaba Group Holding Ltd., ADR (China)(b)	6,309	1,092,151
Bed Bath & Beyond, Inc.(c)	117,276	1,138,750
Best Buy Co., Inc.	14,501	1,109,762
Dine Brands Global, Inc.	11,739	963,654
Dollar General Corp.	7,952	1,065,727
Everi Holdings, Inc.(b)	94,386	1,133,576
O’Reilly Automotive, Inc.(b)	2,780	1,058,513
Polaris Industries, Inc.	13,284	1,257,596
Rent-A-Center, Inc.(b)	41,612	1,124,772
Tempur Sealy International, Inc.(b)	14,336	1,150,034
		12,192,614
Energy-20.50%
Brigham Minerals, Inc., Class A(b)	54,913	1,177,884
Cactus, Inc., Class A(b)	35,026	1,028,714
Concho Resources, Inc.	10,902	1,064,907
Continental Resources, Inc.(b)	30,281	1,125,545
Delek US Holdings, Inc.	28,081	1,209,729
Diamondback Energy, Inc.	10,607	1,097,082
Energy Transfer L.P.	72,841	1,047,453
Enterprise Products Partners L.P.	35,780	1,077,336
Green Plains Partners L.P.	32,088	463,672
Halliburton Co.	46,239	1,063,497
Helix Energy Solutions Group, Inc.(b)	132,414	1,159,947
Kimbell Royalty Partners L.P.	68,479	1,099,088
Marathon Oil Corp.	80,301	1,129,835
Marathon Petroleum Corp.	19,879	1,120,977
Newpark Resources, Inc.(b)	160,719	1,226,286
Nine Energy Service, Inc.(b)	79,487	1,022,998
Oasis Petroleum, Inc.(b)	237,599	1,157,107
Occidental Petroleum Corp.	20,905	1,073,681
Oil States International, Inc.(b)	77,687	1,159,090
Parsley Energy, Inc., Class A(b)	66,207	1,098,374
Patterson-UTI Energy, Inc.	100,339	1,166,942
Pioneer Natural Resources Co.	7,941	1,096,176
Plains All American Pipeline, L.P.	43,838	1,042,468
Plains GP Holdings LP, Class A	43,629	1,054,077
QEP Resources, Inc.(b)	213,148	1,055,083
SRC Energy, Inc.(b)	282,187	1,151,323
Viper Energy Partners L.P.	37,085	1,196,362
Whiting Petroleum Corp.(b)(c)	69,564	1,229,891
Williams Cos., Inc. (The)	39,743	979,267
WPX Energy, Inc.(b)	106,990	1,116,975
YPF S.A., ADR (Argentina)	64,609	1,062,818
		33,754,584
Financials-19.00%
Aflac, Inc.	19,937	1,049,484
Allstate Corp. (The)	10,846	1,164,860
Ares Commercial Real Estate Corp.	73,672	1,117,604
Argo Group International Holdings Ltd.	15,615	1,068,691
Atlantic Union Bankshares Corp.	30,603	1,163,832
	Shares	Value
Financials-(continued)
Axos Financial, Inc.(b)	41,786	$ 1,224,748
Bancorp, Inc. (The)(b)	121,968	1,180,650
BGC Partners, Inc., Class A	197,075	1,085,883
Cadence BanCorp	69,213	1,186,311
Chemical Financial Corp.	26,787	1,126,126
ConnectOne Bancorp, Inc.	48,917	1,118,243
FedNat Holding Co.	61,103	763,176
Fidus Investment Corp.	67,634	1,096,347
Granite Point Mortgage Trust, Inc.	57,143	1,091,431
Kemper Corp.	12,775	1,124,456
Ladder Capital Corp.	65,574	1,103,610
Meta Financial Group, Inc.	41,533	1,282,124
Old Republic International Corp.	47,789	1,090,067
Origin Bancorp, Inc.	32,135	1,118,619
Progressive Corp. (The)	13,549	1,097,198
Regions Financial Corp.	72,600	1,156,518
Signature Bank	8,838	1,126,492
State Street Corp.	18,533	1,076,582
Synovus Financial Corp.	30,680	1,171,056
TCF Financial Corp.	52,572	1,123,989
Willis Towers Watson PLC	5,611	1,095,379
Wintrust Financial Corp.	16,554	1,184,273
Zions Bancorp. N.A.	24,270	1,093,849
		31,281,598
Health Care-13.15%
Acadia Healthcare Co., Inc.(b)(c)	35,026	1,118,730
Antares Pharma, Inc.(b)	346,281	1,104,636
Becton, Dickinson and Co.	4,347	1,098,922
Bluebird Bio, Inc.(b)	7,849	1,030,024
Boston Scientific Corp.(b)	25,828	1,096,657
CareDx, Inc.(b)	33,244	1,089,406
ChemoCentryx, Inc.(b)	132,414	1,056,664
CVS Health Corp.	19,786	1,105,444
Cymabay Therapeutics, Inc.(b)	168,878	1,043,666
Flexion Therapeutics, Inc.(b)(c)	103,950	1,043,658
G1 Therapeutics, Inc.(b)	41,786	1,036,711
Gilead Sciences, Inc.	16,911	1,108,009
ICU Medical, Inc.(b)	4,382	1,114,956
Intercept Pharmaceuticals, Inc.(b)(c)	16,372	1,028,980
Quidel Corp.(b)	19,574	1,155,453
Ra Pharmaceuticals, Inc.(b)	30,500	1,038,220
Sol-Gel Technologies Ltd. (Israel)(b)(c)	20,722	211,157
Teleflex, Inc.	3,236	1,099,399
UnitedHealth Group, Inc.	4,299	1,070,494
Viking Therapeutics, Inc.(b)(c)	133,541	1,026,930
Voyager Therapeutics, Inc.(b)	43,926	966,811
		21,644,927
Industrials-13.63%
Alaska Air Group, Inc.	17,460	1,106,266
Axon Enterprise, Inc.(b)	16,782	1,178,432
Casella Waste Systems, Inc., Class A(b)	26,086	1,137,349
Construction Partners, Inc.(b)	78,689	1,229,909
Covanta Holding Corp.	63,895	1,100,272
Cubic Corp.	16,284	1,078,001
Evoqua Water Technologies Corp.(b)	80,008	1,137,714
Fastenal Co.	35,826	1,103,441
Foundation Building Materials, Inc.(b)	66,127	1,138,046
GMS, Inc.(b)	50,516	1,137,115
Kansas City Southern	8,758	1,083,715
Knoll, Inc.	47,977	1,163,442
Masco Corp.	29,218	1,191,218

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Mesa Air Group, Inc.(b)	108,255	$ 1,108,531
SkyWest, Inc.	18,153	1,102,069
Spirit Airlines, Inc.(b)	20,957	889,205
Steelcase, Inc., Class A	65,223	1,102,921
Union Pacific Corp.	6,324	1,138,004
United Parcel Service, Inc., Class B	10,554	1,260,886
Waste Connections, Inc.	11,582	1,050,719
		22,437,255
Information Technology-15.98%
Alarm.com Holdings, Inc.(b)	21,311	1,063,632
Avnet, Inc.	24,914	1,131,594
Carbon Black, Inc.(b)	58,358	1,086,042
EchoStar Corp., Class A(b)	24,068	1,095,575
Envestnet, Inc.(b)	15,380	1,098,286
Fidelity National Information Services, Inc.	16,064	2,140,528
GDS Holdings Ltd., ADR (China)(b)(c)	27,443	1,130,103
Internap Corp.(b)(c)	397,721	1,185,209
IPG Photonics Corp.(b)	8,132	1,065,373
Itron, Inc.(b)	18,096	1,121,952
Jabil, Inc.	36,026	1,112,483
Lumentum Holdings, Inc.(b)	20,127	1,139,792
Microsoft Corp.	7,930	1,080,621
MiX Telematics Ltd., ADR (South Africa)	71,887	1,075,430
nLight, Inc.(b)	67,843	1,115,339
QUALCOMM, Inc.	14,453	1,057,382
Rapid7, Inc.(b)	17,382	1,054,218
RingCentral, Inc., Class A(b)	9,074	1,288,327
salesforce.com, inc.(b)	6,961	1,075,475
ServiceNow, Inc.(b)	3,736	1,036,329
SS&C Technologies Holdings, Inc.	19,011	911,577
Switch, Inc., Class A(c)	83,097	1,127,626
SYNNEX Corp.	11,399	1,123,257
		26,316,150
Materials-0.29%
Tecnoglass, Inc.	67,706	482,067
Real Estate-6.10%
Agree Realty Corp.	17,474	1,168,137
	Shares	Value
Real Estate-(continued)
CBRE Group, Inc., Class A(b)	21,025	$ 1,114,535
CyrusOne, Inc.	18,697	1,073,208
Equinix, Inc.	2,168	1,088,553
Invitation Homes, Inc.	40,417	1,110,255
Landmark Infrastructure Partners L.P.	65,418	1,096,406
NexPoint Residential Trust, Inc.	26,677	1,151,379
Retail Opportunity Investments Corp.	62,726	1,137,849
Weyerhaeuser Co.	43,664	1,109,502
		10,049,824
Total Common Stocks & Other Equity Interests (Cost $150,613,727)		164,597,320
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $38,782)	38,782	38,782
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $150,652,509)		164,636,102
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.42%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	6,694,829	6,694,829
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	2,230,718	2,231,610
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,926,385)		8,926,439
TOTAL INVESTMENTS IN SECURITIES-105.42% (Cost $159,578,894)		173,562,541
OTHER ASSETS LESS LIABILITIES-(5.42)%		(8,917,483)
NET ASSETS-100.00%		$164,645,058

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.82%(b)
Communication Services-10.50%
Activision Blizzard, Inc.	10,119	$ 493,200
Alphabet, Inc., Class A(c)	3,941	4,800,926
Alphabet, Inc., Class C(c)	4,032	4,905,654
AT&T, Inc.	95,996	3,268,664
CBS Corp., Class B	4,649	239,470
CenturyLink, Inc.	12,676	153,253
Charter Communications, Inc., Class A(c)	2,273	875,969
Comcast Corp., Class A	59,514	2,569,219
Discovery, Inc., Class A(c)	2,085	63,196
Discovery, Inc., Class C(c)	4,763	134,507
DISH Network Corp., Class A(c)	3,049	103,239
Electronic Arts, Inc.(c)	3,919	362,508
Facebook, Inc., Class A(c)	31,631	6,143,689
Fox Corp., Class A	4,681	174,695
Fox Corp., Class B	2,145	79,794
Interpublic Group of Cos., Inc. (The)	5,113	117,190
Netflix, Inc.(c)	5,775	1,865,267
News Corp., Class A	5,094	67,037
News Corp., Class B	1,635	22,007
Omnicom Group, Inc.	2,909	233,360
Take-Two Interactive Software, Inc.(c)	1,486	182,065
T-Mobile US, Inc.(c)	4,176	332,953
TripAdvisor, Inc.(c)	1,367	60,353
Twitter, Inc.(c)	9,646	408,122
Verizon Communications, Inc.	54,387	3,005,970
Viacom, Inc., Class B	4,672	141,795
Walt Disney Co. (The)	22,908	3,276,073
		34,080,175
Consumer Discretionary-10.22%
Advance Auto Parts, Inc.	948	142,807
Amazon.com, Inc.(c)	5,446	10,166,484
Aptiv PLC	3,405	298,448
AutoZone, Inc.(c)	324	363,865
Best Buy Co., Inc.	3,069	234,871
Booking Holdings, Inc.(c)	572	1,079,141
BorgWarner, Inc.	2,738	103,496
Capri Holdings Ltd.(c)	1,995	71,002
CarMax, Inc.(c)	2,195	192,633
Carnival Corp.	5,290	249,847
Chipotle Mexican Grill, Inc.(c)	322	256,161
D.R. Horton, Inc.	4,486	206,042
Darden Restaurants, Inc.	1,624	197,413
Dollar General Corp.	3,413	457,410
Dollar Tree, Inc.(c)	3,139	319,393
eBay, Inc.	10,823	445,799
Expedia Group, Inc.	1,830	242,914
Foot Locker, Inc.	1,483	60,892
Ford Motor Co.	51,768	493,349
Gap, Inc. (The)	2,796	54,522
Garmin Ltd.	1,601	125,823
General Motors Co.	17,426	702,965
Genuine Parts Co.	1,929	187,344
H&R Block, Inc.	2,686	74,375
Hanesbrands, Inc.	4,775	76,830
Harley-Davidson, Inc.	2,101	75,174
Hasbro, Inc.	1,529	185,254
Hilton Worldwide Holdings, Inc.	3,846	371,331
Home Depot, Inc. (The)	14,473	3,092,735
Kohl’s Corp.	2,141	115,314
L Brands, Inc.	3,030	78,628
Leggett & Platt, Inc.	1,734	69,308
	Shares	Value
Consumer Discretionary-(continued)
Lennar Corp., Class A	3,770	$ 179,339
LKQ Corp.(c)	4,148	111,706
Lowe’s Cos., Inc.	10,343	1,048,780
Macy’s, Inc.	4,081	92,761
Marriott International, Inc., Class A	3,651	507,708
McDonald’s Corp.	10,087	2,125,533
MGM Resorts International	6,743	202,425
Mohawk Industries, Inc.(c)	814	101,498
Newell Brands, Inc.	5,142	72,965
NIKE, Inc., Class B	16,602	1,428,270
Nordstrom, Inc.	1,390	46,023
Norwegian Cruise Line Holdings Ltd.(c)	2,846	140,706
O’Reilly Automotive, Inc.(c)	1,034	393,706
PulteGroup, Inc.	3,368	106,126
PVH Corp.	989	87,942
Ralph Lauren Corp.	690	71,919
Ross Stores, Inc.	4,853	514,564
Royal Caribbean Cruises Ltd.	2,271	264,208
Starbucks Corp.	16,002	1,515,229
Tapestry, Inc.	3,833	118,555
Target Corp.	6,769	584,842
Tiffany & Co.	1,428	134,118
TJX Cos., Inc. (The)	16,021	874,106
Tractor Supply Co.	1,593	173,334
Ulta Beauty, Inc.(c)	734	256,349
Under Armour, Inc., Class A(c)	2,483	57,283
Under Armour, Inc., Class C(c)	2,566	52,192
VF Corp.	4,302	375,952
Whirlpool Corp.	838	121,912
Wynn Resorts, Ltd.	1,280	166,490
Yum! Brands, Inc.	4,043	454,918
		33,173,029
Consumer Staples-7.39%
Altria Group, Inc.	24,716	1,163,382
Archer-Daniels-Midland Co.	7,400	303,992
Brown-Forman Corp., Class B	2,197	120,418
Campbell Soup Co.	2,546	105,252
Church & Dwight Co., Inc.	3,253	245,406
Clorox Co. (The)	1,683	273,656
Coca-Cola Co. (The)	50,459	2,655,657
Colgate-Palmolive Co.	11,341	813,603
Conagra Brands, Inc.	6,420	185,345
Constellation Brands, Inc., Class A	2,209	434,775
Costco Wholesale Corp.	5,810	1,601,410
Coty, Inc., Class A	3,971	43,324
Estee Lauder Cos., Inc. (The), Class A	2,898	533,783
General Mills, Inc.	7,911	420,153
Hershey Co. (The)	1,840	279,202
Hormel Foods Corp.	3,596	147,400
JM Smucker Co. (The)	1,502	167,007
Kellogg Co.	3,284	191,195
Kimberly-Clark Corp.	4,542	616,122
Kraft Heinz Co. (The)	8,221	263,154
Kroger Co. (The)	10,657	225,502
Lamb Weston Holdings, Inc.	1,933	129,743
McCormick & Co., Inc.	1,617	256,359
Molson Coors Brewing Co., Class B	2,480	133,895
Mondelez International, Inc., Class A	19,029	1,017,861
Monster Beverage Corp.(c)	5,170	333,310
PepsiCo, Inc.	18,410	2,352,982
Philip Morris International, Inc.	20,553	1,718,436
Procter & Gamble Co. (The)	32,991	3,894,258

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	6,247	$ 428,357
Tyson Foods, Inc., Class A	3,895	309,653
Walgreens Boots Alliance, Inc.	10,267	559,449
Walmart, Inc.	18,479	2,039,712
		23,963,753
Energy-4.91%
Anadarko Petroleum Corp.	6,633	488,587
Apache Corp.	4,967	121,294
Baker Hughes, a GE Co., Class A	6,802	172,703
Cabot Oil & Gas Corp.	5,592	107,143
Chevron Corp.	25,052	3,084,152
Cimarex Energy Co.	1,340	67,898
Concho Resources, Inc.	2,649	258,754
ConocoPhillips	14,931	882,123
Devon Energy Corp.	5,485	148,095
Diamondback Energy, Inc.	2,045	211,514
EOG Resources, Inc.	7,667	658,212
Exxon Mobil Corp.	55,652	4,138,283
Halliburton Co.	11,547	265,581
Helmerich & Payne, Inc.	1,460	72,533
Hess Corp.	3,367	218,316
HollyFrontier Corp.	2,075	103,273
Kinder Morgan, Inc.	25,718	530,305
Marathon Oil Corp.	10,805	152,026
Marathon Petroleum Corp.	8,753	493,582
National Oilwell Varco, Inc.	5,099	121,458
Noble Energy, Inc.	6,317	139,479
Occidental Petroleum Corp.	9,882	507,540
ONEOK, Inc.	5,453	382,146
Phillips 66	5,518	565,926
Pioneer Natural Resources Co.	2,224	307,001
Schlumberger Ltd.	18,299	731,411
TechnipFMC PLC (United Kingdom)	5,564	153,233
Valero Energy Corp.	5,513	469,983
Williams Cos., Inc. (The)	16,009	394,462
		15,947,013
Financials-13.32%
Affiliated Managers Group, Inc.	677	58,080
Aflac, Inc.	9,848	518,399
Allstate Corp. (The)	4,401	472,667
American Express Co.	9,045	1,124,927
American International Group, Inc.	11,490	643,325
Ameriprise Financial, Inc.	1,770	257,553
Aon PLC	3,178	601,436
Arthur J. Gallagher & Co.	2,447	221,282
Assurant, Inc.	812	92,048
Bank of America Corp.	116,298	3,568,023
Bank of New York Mellon Corp. (The)	11,638	546,055
BB&T Corp.	10,118	521,381
Berkshire Hathaway, Inc., Class B(c)	25,513	5,241,136
BlackRock, Inc.	1,572	735,193
Capital One Financial Corp.	6,205	573,466
Cboe Global Markets, Inc.	1,475	161,232
Charles Schwab Corp. (The)	15,696	678,381
Chubb Ltd.	6,049	924,529
Cincinnati Financial Corp.	2,005	215,197
Citigroup, Inc.	30,550	2,173,938
Citizens Financial Group, Inc.	6,055	225,609
CME Group, Inc., Class A	4,729	919,412
Comerica, Inc.	2,037	149,108
Discover Financial Services	4,276	383,728
	Shares	Value
Financials-(continued)
E*TRADE Financial Corp.	3,233	$ 157,738
Everest Re Group, Ltd.	539	132,939
Fifth Third Bancorp	9,606	285,202
First Republic Bank	2,177	216,307
Franklin Resources, Inc.	3,889	126,898
Goldman Sachs Group, Inc. (The)	4,494	989,264
Hartford Financial Services Group, Inc. (The)	4,775	275,183
Huntington Bancshares, Inc.	13,825	197,006
Intercontinental Exchange, Inc.	7,449	654,469
Invesco Ltd.(d)	5,320	102,091
Jefferies Financial Group, Inc.	3,347	71,392
JPMorgan Chase & Co.	42,689	4,951,924
KeyCorp	13,320	244,688
Lincoln National Corp.	2,672	174,588
Loews Corp.	3,544	189,746
M&T Bank Corp.	1,805	296,471
MarketAxess Holdings, Inc.	498	167,846
Marsh & McLennan Cos., Inc.	6,756	667,493
MetLife, Inc.	12,554	620,419
Moody’s Corp.	2,179	467,047
Morgan Stanley	16,890	752,618
MSCI, Inc.	1,119	254,282
Nasdaq, Inc.	1,531	147,542
Northern Trust Corp.	2,877	281,946
People’s United Financial, Inc.	5,210	85,548
PNC Financial Services Group, Inc. (The)	5,963	852,113
Principal Financial Group, Inc.	3,423	198,671
Progressive Corp. (The)	7,715	624,761
Prudential Financial, Inc.	5,364	543,427
Raymond James Financial, Inc.	1,670	134,719
Regions Financial Corp.	13,386	213,239
S&P Global, Inc.	3,251	796,332
State Street Corp.	4,930	286,384
SunTrust Banks, Inc.	5,863	390,476
SVB Financial Group(c)	692	160,523
Synchrony Financial	8,378	300,603
T. Rowe Price Group, Inc.	3,125	354,344
Torchmark Corp.	1,335	121,912
Travelers Cos., Inc. (The)	3,460	507,305
U.S. Bancorp	19,771	1,129,913
Unum Group	2,799	89,428
Wells Fargo & Co.	53,147	2,572,846
Willis Towers Watson PLC	1,708	333,436
Zions Bancorp. N.A.	2,411	108,664
		43,235,848
Health Care-13.86%
Abbott Laboratories	23,305	2,029,865
AbbVie, Inc.	19,530	1,301,089
ABIOMED, Inc.(c)	596	166,022
Agilent Technologies, Inc.	4,175	289,787
Alexion Pharmaceuticals, Inc.(c)	2,963	335,678
Align Technology, Inc.(c)	961	200,926
Allergan PLC	4,071	653,395
AmerisourceBergen Corp.	2,055	179,093
Amgen, Inc.	8,058	1,503,462
Anthem, Inc.	3,397	1,000,790
Baxter International, Inc.	6,268	526,324
Becton, Dickinson and Co.	3,563	900,726
Biogen, Inc.(c)	2,562	609,295
Boston Scientific Corp.(c)	18,372	780,075
Bristol-Myers Squibb Co.	21,609	959,656
Cardinal Health, Inc.	3,937	180,039

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
Celgene Corp.(c)	9,318	$ 855,951
Centene Corp.(c)	5,423	282,484
Cerner Corp.	4,298	307,952
Cigna Corp.	5,013	851,809
Cooper Cos., Inc. (The)	654	220,660
CVS Health Corp.	17,162	958,841
Danaher Corp.	8,323	1,169,381
DaVita, Inc.(c)	1,671	100,009
DENTSPLY SIRONA, Inc.	3,091	168,305
Edwards Lifesciences Corp.(c)	2,755	586,402
Eli Lilly and Co.	11,414	1,243,555
Gilead Sciences, Inc.	16,798	1,100,605
HCA Healthcare, Inc.	3,527	470,890
Henry Schein, Inc.(c)	1,970	131,084
Hologic, Inc.(c)	3,541	181,476
Humana, Inc.	1,785	529,699
IDEXX Laboratories, Inc.(c)	1,136	320,409
Illumina, Inc.(c)	1,943	581,695
Incyte Corp.(c)	2,351	199,647
Intuitive Surgical, Inc.(c)	1,524	791,733
IQVIA Holdings, Inc.(c)	2,084	331,710
Johnson & Johnson	34,952	4,551,449
Laboratory Corp. of America Holdings(c)	1,301	217,944
McKesson Corp.	2,509	348,626
Medtronic PLC	17,712	1,805,561
Merck & Co., Inc.	33,847	2,808,963
Mettler-Toledo International, Inc.(c)	327	247,457
Mylan N.V.(c)	6,810	142,329
Nektar Therapeutics(c)	2,302	65,515
PerkinElmer, Inc.	1,465	126,166
Perrigo Co. PLC	1,654	89,333
Pfizer, Inc.	72,989	2,834,893
Quest Diagnostics, Inc.	1,776	181,294
Regeneron Pharmaceuticals, Inc.(c)	1,040	316,950
ResMed, Inc.	1,894	243,758
Stryker Corp.	4,091	858,210
Teleflex, Inc.	611	207,581
Thermo Fisher Scientific, Inc.	5,285	1,467,539
UnitedHealth Group, Inc.	12,499	3,112,376
Universal Health Services, Inc., Class B	1,095	165,192
Varian Medical Systems, Inc.(c)	1,202	141,079
Vertex Pharmaceuticals, Inc.(c)	3,383	563,675
Waters Corp.(c)	918	193,294
WellCare Health Plans, Inc.(c)	665	191,021
Zimmer Biomet Holdings, Inc.	2,705	365,527
Zoetis, Inc.	6,323	726,449
		44,972,700
Industrials-9.38%
3M Co.	7,615	1,330,493
A.O. Smith Corp.	1,864	84,719
Alaska Air Group, Inc.	1,631	103,340
Allegion PLC	1,241	128,493
American Airlines Group, Inc.	5,230	159,567
AMETEK, Inc.	3,010	269,726
Arconic, Inc.	5,276	132,111
Boeing Co. (The)	6,911	2,357,895
C.H. Robinson Worldwide, Inc.	1,805	151,133
Caterpillar, Inc.	7,555	994,767
Cintas Corp.	1,119	291,432
Copart, Inc.(c)	2,663	206,462
CSX Corp.	10,155	714,912
Cummins, Inc.	1,914	313,896
	Shares	Value
Industrials-(continued)
Deere & Co.	4,188	$ 693,742
Delta Air Lines, Inc.	7,871	480,446
Dover Corp.	1,919	185,855
Eaton Corp. PLC	5,589	459,360
Emerson Electric Co.	8,119	526,761
Equifax, Inc.	1,596	221,988
Expeditors International of Washington, Inc.	2,272	173,467
Fastenal Co.	7,560	232,848
FedEx Corp.	3,167	540,068
Flowserve Corp.	1,733	86,702
Fortive Corp.	3,896	296,291
Fortune Brands Home & Security, Inc.	1,848	101,529
General Dynamics Corp.	3,586	666,781
General Electric Co.	115,208	1,203,924
Honeywell International, Inc.	9,614	1,658,030
Huntington Ingalls Industries, Inc.	550	125,565
IHS Markit Ltd.(c)	4,805	309,538
Illinois Tool Works, Inc.	3,959	610,597
Ingersoll-Rand PLC	3,186	393,981
J.B. Hunt Transport Services, Inc.	1,149	117,623
Jacobs Engineering Group, Inc.	1,515	125,003
Johnson Controls International PLC	10,513	446,172
Kansas City Southern	1,328	164,327
L3Harris Technologies, Inc.	2,926	607,438
Lockheed Martin Corp.	3,248	1,176,328
Masco Corp.	3,878	158,106
Nielsen Holdings PLC	4,696	108,759
Norfolk Southern Corp.	3,514	671,596
Northrop Grumman Corp.	2,243	775,113
PACCAR, Inc.	4,576	320,961
Parker-Hannifin Corp.	1,695	296,761
Pentair PLC	2,089	81,074
Quanta Services, Inc.	1,877	70,237
Raytheon Co.	3,679	670,645
Republic Services, Inc.	2,847	252,386
Robert Half International, Inc.	1,565	94,542
Rockwell Automation, Inc.	1,562	251,138
Rollins, Inc.	1,948	65,316
Roper Technologies, Inc.	1,372	498,928
Snap-on, Inc.	732	111,710
Southwest Airlines Co.	6,457	332,729
Stanley Black & Decker, Inc.	2,002	295,475
Textron, Inc.	3,075	151,597
TransDigm Group, Inc.(c)	647	314,080
Union Pacific Corp.	9,351	1,682,712
United Airlines Holdings, Inc.(c)	2,921	268,469
United Parcel Service, Inc., Class B	9,214	1,100,797
United Rentals, Inc.(c)	1,040	131,612
United Technologies Corp.	10,716	1,431,658
Verisk Analytics, Inc., Class A	2,162	328,019
W.W. Grainger, Inc.	594	172,872
Wabtec Corp.	2,138	166,080
Waste Management, Inc.	5,161	603,837
Xylem, Inc.	2,377	190,849
		30,441,368
Information Technology-22.11%
Accenture PLC, Class A	8,426	1,622,679
Adobe, Inc.(c)	6,447	1,926,750
Advanced Micro Devices, Inc.(c)	11,717	356,783
Akamai Technologies, Inc.(c)	2,168	191,066
Alliance Data Systems Corp.	595	93,367
Amphenol Corp., Class A	3,946	368,241

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.	4,883	$ 573,557
ANSYS, Inc.(c)	1,109	225,260
Apple, Inc.	57,571	12,264,926
Applied Materials, Inc.	12,367	610,559
Arista Networks, Inc.(c)	699	191,142
Autodesk, Inc.(c)	2,902	453,205
Automatic Data Processing, Inc.	5,749	957,323
Broadcom, Inc.	5,230	1,516,648
Broadridge Financial Solutions, Inc.	1,533	194,875
Cadence Design Systems, Inc.(c)	3,713	274,428
Cisco Systems, Inc.	56,268	3,117,247
Citrix Systems, Inc.	1,653	155,779
Cognizant Technology Solutions Corp., Class A	7,521	489,918
Corning, Inc.	10,367	318,785
DXC Technology Co.	3,544	197,649
F5 Networks, Inc.(c)	789	115,762
Fidelity National Information Services, Inc.	8,076	1,076,127
Fiserv, Inc.(c)	7,526	793,466
FleetCor Technologies, Inc.(c)	1,139	323,670
FLIR Systems, Inc.	1,790	88,891
Fortinet, Inc.(c)	1,917	153,954
Gartner, Inc.(c)	1,190	165,803
Global Payments, Inc.	2,070	347,594
Hewlett Packard Enterprise Co.	17,691	254,220
HP, Inc.	19,899	418,675
Intel Corp.	58,873	2,976,030
International Business Machines Corp.	11,714	1,736,483
Intuit, Inc.	3,426	950,064
IPG Photonics Corp.(c)	471	61,706
Jack Henry & Associates, Inc.	1,020	142,494
Juniper Networks, Inc.	4,549	122,914
Keysight Technologies, Inc.(c)	2,485	222,457
KLA Corp.	2,135	291,043
Lam Research Corp.	1,981	413,256
Mastercard, Inc., Class A	11,818	3,217,687
Maxim Integrated Products, Inc.	3,599	213,025
Microchip Technology, Inc.	3,144	296,856
Micron Technology, Inc.(c)	14,619	656,247
Microsoft Corp.	100,939	13,754,958
Motorola Solutions, Inc.	2,177	361,295
NetApp, Inc.	3,263	190,853
NVIDIA Corp.	8,045	1,357,352
Oracle Corp.	32,056	1,804,753
Paychex, Inc.	4,226	350,969
PayPal Holdings, Inc.(c)	15,521	1,713,518
Qorvo, Inc.(c)	1,574	115,358
QUALCOMM, Inc.	16,060	1,174,950
salesforce.com, inc.(c)	10,259	1,585,016
Seagate Technology PLC	3,328	154,120
Skyworks Solutions, Inc.	2,281	194,524
Symantec Corp.	8,166	176,059
Synopsys, Inc.(c)	1,981	262,998
TE Connectivity Ltd.	4,450	411,180
Texas Instruments, Inc.	12,394	1,549,374
Total System Services, Inc.	2,151	291,934
VeriSign, Inc.(c)	1,386	292,571
Visa, Inc., Class A	22,873	4,071,394
Western Digital Corp.	3,871	208,608
Western Union Co. (The)	5,690	119,490
Xerox Corp.	2,582	82,882
Xilinx, Inc.	3,354	383,060
		71,745,827
	Shares	Value
Materials-2.76%
Air Products and Chemicals, Inc.	2,909	$ 664,037
Albemarle Corp.	1,400	102,144
Amcor PLC (United Kingdom)(c)	21,442	227,285
Avery Dennison Corp.	1,115	128,080
Ball Corp.	4,422	316,085
Celanese Corp., Series A	1,673	187,660
CF Industries Holdings, Inc.	2,921	144,765
Corteva, Inc.	9,892	291,814
Dow, Inc.	9,893	479,217
DuPont de Nemours, Inc.	9,892	713,807
Eastman Chemical Co.	1,831	137,966
Ecolab, Inc.	3,350	675,795
FMC Corp.	1,739	150,284
Freeport-McMoRan, Inc.	19,165	211,965
International Flavors & Fragrances, Inc.	1,339	192,803
International Paper Co.	5,249	230,484
Linde PLC (United Kingdom)	7,171	1,371,669
LyondellBasell Industries N.V., Class A	3,631	303,878
Martin Marietta Materials, Inc.	826	204,641
Mosaic Co. (The)	4,688	118,091
Newmont Goldcorp Corp.	10,828	395,438
Nucor Corp.	4,027	218,988
Packaging Corp. of America	1,248	126,011
PPG Industries, Inc.	3,120	366,257
Sealed Air Corp.	2,057	85,962
Sherwin-Williams Co. (The)	1,074	551,005
Vulcan Materials Co.	1,745	241,421
WestRock Co.	3,395	122,390
		8,959,942
Real Estate-3.09%
Alexandria Real Estate Equities, Inc.	1,491	218,223
American Tower Corp.	5,840	1,235,861
Apartment Investment & Management Co., Class A	1,967	97,445
AvalonBay Communities, Inc.	1,842	384,591
Boston Properties, Inc.	2,042	271,484
CBRE Group, Inc., Class A(c)	4,131	218,984
Crown Castle International Corp.	5,492	731,864
Digital Realty Trust, Inc.	2,752	314,719
Duke Realty Corp.	4,748	158,251
Equinix, Inc.	1,111	557,833
Equity Residential	4,894	386,088
Essex Property Trust, Inc.	869	262,629
Extra Space Storage, Inc.	1,684	189,265
Federal Realty Investment Trust	989	130,558
HCP, Inc.	6,314	201,606
Host Hotels & Resorts, Inc.	9,788	170,213
Iron Mountain, Inc.	3,790	111,464
Kimco Realty Corp.	5,575	107,096
Macerich Co. (The)	1,400	46,270
Mid-America Apartment Communities, Inc.	1,505	177,349
Prologis, Inc.	8,333	671,723
Public Storage	1,984	481,636
Realty Income Corp.	4,160	287,914
Regency Centers Corp.	2,207	147,207
SBA Communications Corp., Class A	1,496	367,133
Simon Property Group, Inc.	4,082	662,100
SL Green Realty Corp.	1,114	90,323
UDR, Inc.	3,723	171,481
Ventas, Inc.	4,879	328,308
Vornado Realty Trust	2,293	147,486

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	5,350	$ 444,692
Weyerhaeuser Co.	9,839	250,009
		10,021,805
Utilities-3.28%
AES Corp. (The)	8,769	147,231
Alliant Energy Corp.	3,122	154,664
Ameren Corp.	3,245	245,614
American Electric Power Co., Inc.	6,518	572,346
American Water Works Co., Inc.	2,385	273,750
Atmos Energy Corp.	1,545	168,467
CenterPoint Energy, Inc.	6,634	192,452
CMS Energy Corp.	3,748	218,209
Consolidated Edison, Inc.	4,321	367,112
Dominion Energy, Inc.	10,600	787,474
DTE Energy Co.	2,420	307,606
Duke Energy Corp.	9,618	834,073
Edison International	4,303	320,746
Entergy Corp.	2,509	265,001
Evergy, Inc.	3,224	195,020
	Shares	Value
Utilities-(continued)
Eversource Energy	4,242	$ 321,798
Exelon Corp.	12,828	578,030
FirstEnergy Corp.	6,669	293,236
NextEra Energy, Inc.	6,327	1,310,765
NiSource, Inc.	4,929	146,342
NRG Energy, Inc.	3,529	120,480
Pinnacle West Capital Corp.	1,483	135,279
PPL Corp.	9,535	282,522
Public Service Enterprise Group, Inc.	6,676	381,533
Sempra Energy	3,625	490,934
Southern Co. (The)	13,751	772,806
WEC Energy Group, Inc.	4,168	356,197
Xcel Energy, Inc.	6,799	405,288
		10,644,975
TOTAL INVESTMENTS IN SECURITIES-100.82% (Cost $259,526,041)		327,186,435
OTHER ASSETS LESS LIABILITIES-(0.82)%		(2,657,799)
NET ASSETS-100.00%		$324,528,636

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of the securities in the Fund are subject to covered call options written.
(c)	Non-income producing security.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.	$116,221	$6,910	$(6,216)	$(14,760)	$(64)	$102,091	$1,640
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation
Equity Risk
S&P 500 Index	Call	08/16/2019	1,096	$ 3,000	$ (3,673,913)	$328,800,000	$(2,372,840)	$ 1,301,073

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-0.07%
TripAdvisor, Inc.(b)(c)	24,113	$ 1,064,589
Consumer Discretionary-9.30%
Advance Auto Parts, Inc.	17,290	2,604,566
Best Buy Co., Inc.	82,184	6,289,542
Booking Holdings, Inc.(b)	12,874	24,288,217
Darden Restaurants, Inc.	28,515	3,466,283
Dollar General Corp.	57,200	7,665,944
eBay, Inc.	205,955	8,483,286
Foot Locker, Inc.	27,057	1,110,960
Garmin Ltd.	27,742	2,180,244
NIKE, Inc., Class B	411,711	35,419,497
PulteGroup, Inc.	56,386	1,776,723
Ross Stores, Inc.	102,494	10,867,439
TJX Cos., Inc. (The)	382,842	20,887,860
Ulta Beauty, Inc.(b)	16,026	5,597,081
Under Armour, Inc., Class A(b)	37,762	871,169
VF Corp.	72,679	6,351,418
		137,860,229
Consumer Staples-10.40%
Costco Wholesale Corp.	91,294	25,163,365
Estee Lauder Cos., Inc. (The), Class A	55,954	10,306,167
Monster Beverage Corp.(b)	110,865	7,147,467
PepsiCo, Inc.	385,625	49,286,731
Procter & Gamble Co. (The)	526,609	62,160,927
		154,064,657
Energy-5.43%
Cabot Oil & Gas Corp.	116,905	2,239,900
Chevron Corp.	397,624	48,951,490
ConocoPhillips	283,850	16,769,858
Devon Energy Corp.	135,557	3,660,039
Occidental Petroleum Corp.	172,102	8,839,159
		80,460,446
Financials-4.67%
Aflac, Inc.	162,853	8,572,582
Ameriprise Financial, Inc.	32,970	4,797,465
Charles Schwab Corp. (The)	402,205	17,383,300
Cincinnati Financial Corp.	35,404	3,799,911
E*TRADE Financial Corp.	74,722	3,645,686
Everest Re Group, Ltd.	9,174	2,262,675
Franklin Resources, Inc.	90,023	2,937,451
Hartford Financial Services Group, Inc. (The)	80,165	4,619,909
Huntington Bancshares, Inc.	229,505	3,270,446
Lincoln National Corp.	47,717	3,117,829
Principal Financial Group, Inc.	62,079	3,603,065
SVB Financial Group(b)	12,502	2,900,089
T. Rowe Price Group, Inc.	53,956	6,118,071
Torchmark Corp.	23,724	2,166,476
		69,194,955
Health Care-19.76%
Agilent Technologies, Inc.	72,980	5,065,542
Align Technology, Inc.(b)	19,707	4,120,340
Amgen, Inc.	178,087	33,227,472
Biogen, Inc.(b)	45,247	10,760,642
Bristol-Myers Squibb Co.	396,945	17,628,327
Edwards Lifesciences Corp.(b)	49,276	10,488,397
Gilead Sciences, Inc.	366,209	23,994,014
Johnson & Johnson	515,461	67,123,331
Merck & Co., Inc.	660,866	54,845,269
	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(b)	6,316	$ 4,779,633
Pfizer, Inc.	1,244,516	48,337,001
ResMed, Inc.	31,661	4,074,771
Varian Medical Systems, Inc.(b)	23,239	2,727,561
Waters Corp.(b)	26,746	5,631,638
		292,803,938
Industrials-8.53%
3M Co.	136,176	23,792,671
A.O. Smith Corp.	32,424	1,473,671
C.H. Robinson Worldwide, Inc.	32,503	2,721,476
Copart, Inc.(b)	43,504	3,372,865
Cummins, Inc.	31,727	5,203,228
Dover Corp.	34,707	3,361,373
Expeditors International of Washington, Inc.	36,716	2,803,267
Fastenal Co.	127,843	3,937,564
Honeywell International, Inc.	179,894	31,024,519
Huntington Ingalls Industries, Inc.	9,517	2,172,731
Illinois Tool Works, Inc.	74,752	11,529,001
Pentair PLC	50,338	1,953,618
Raytheon Co.	61,508	11,212,293
Robert Half International, Inc.	32,760	1,979,032
Rockwell Automation, Inc.	33,423	5,373,750
Rollins, Inc.	34,995	1,173,382
Snap-on, Inc.	12,429	1,896,790
Southwest Airlines Co.	113,890	5,868,752
Textron, Inc.	50,747	2,501,827
W.W. Grainger, Inc.	10,212	2,971,998
		126,323,808
Information Technology-40.52%
Accenture PLC, Class A	149,851	28,858,306
Apple, Inc.	357,840	76,234,234
Applied Materials, Inc.	236,343	11,668,254
Automatic Data Processing, Inc.	94,884	15,800,084
Broadridge Financial Solutions, Inc.	23,632	3,004,100
Cisco Systems, Inc.	1,246,200	69,039,480
Citrix Systems, Inc.	25,721	2,423,947
Fortinet, Inc.(b)	48,056	3,859,377
Intel Corp.	893,430	45,162,886
Intuit, Inc.	63,801	17,692,655
Juniper Networks, Inc.	66,299	1,791,399
KLA Corp.	43,127	5,879,073
Lam Research Corp.	50,472	10,528,964
Mastercard, Inc., Class A	253,494	69,018,811
Microsoft Corp.	528,470	72,014,607
NetApp, Inc.	88,806	5,194,263
Paychex, Inc.	80,152	6,656,624
PayPal Holdings, Inc.(b)	328,381	36,253,262
Qorvo, Inc.(b)	23,964	1,756,321
QUALCOMM, Inc.	268,625	19,652,605
Texas Instruments, Inc.	256,022	32,005,310
Visa, Inc., Class A	370,210	65,897,380
		600,391,942
Materials-0.44%
Corteva, Inc.	221,207	6,525,607

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-0.84%
HCP, Inc.	110,680	$ 3,534,012
Public Storage	36,850	8,945,706
		12,479,718
Total Common Stocks & Other Equity Interests (Cost $1,291,306,592)		1,481,169,889
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $452,192)	452,192	452,192
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,291,758,784)		1,481,622,081
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	738,140	$ 738,140
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	245,948	246,047
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $984,187)		984,187
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $1,292,742,971)		1,482,606,268
OTHER ASSETS LESS LIABILITIES-(0.05)%		(800,023)
NET ASSETS-100.00%		$1,481,806,245

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-5.98%
Cars.com, Inc.(b)	39,809	$ 756,371
Madison Square Garden Co. (The), Class A(b)	11,239	3,259,759
Zillow Group, Inc., Class C(b)(c)	75,808	3,787,368
		7,803,498
Consumer Discretionary-11.23%
Adient PLC	56,493	1,341,709
Delphi Technologies PLC	57,124	1,070,504
frontdoor, Inc.(b)	54,966	2,508,648
Garrett Motion, Inc. (Switzerland)(b)	48,435	686,324
Hilton Grand Vacations, Inc.(b)	58,952	1,927,730
Kontoor Brands, Inc.(b)	30,163	884,681
Penn National Gaming, Inc.(b)	69,229	1,351,350
Veoneer, Inc. (Sweden)(b)(c)	72,314	1,312,499
Wyndham Hotels & Resorts, Inc.	63,188	3,573,281
		14,656,726
Consumer Staples-4.88%
Lamb Weston Holdings, Inc.	94,998	6,376,266
Energy-3.12%
Apergy Corp.(b)	50,263	1,635,055
Equitrans Midstream Corp.	132,497	2,198,125
KLX Energy Services Holdings, Inc.(b)	15,034	236,335
		4,069,515
Financials-9.94%
Brighthouse Financial, Inc.(b)	75,213	2,946,093
Synchrony Financial	279,545	10,030,075
		12,976,168
Health Care-1.74%
Covetrus, Inc.(b)(c)	62,387	1,476,700
Varex Imaging Corp.(b)	24,874	790,745
		2,267,445
Industrials-17.05%
Arcosa, Inc.	31,401	1,177,538
Fortive Corp.	125,072	9,511,726
Hertz Global Holdings, Inc.(b)	59,952	930,455
IAA, Inc.(b)	86,559	4,046,633
nVent Electric PLC	103,227	2,558,997
Resideo Technologies, Inc.(b)	79,688	1,502,916
SPX FLOW, Inc.(b)	27,624	1,120,429
Welbilt, Inc.(b)(c)	85,163	1,398,376
		22,247,070
	Shares	Value
Information Technology-19.70%
Conduent, Inc.(b)	118,885	$ 1,081,853
Hewlett Packard Enterprise Co.	672,270	9,660,520
PayPal Holdings, Inc.(b)	82,994	9,162,538
Perspecta, Inc.	90,890	2,120,464
Versum Materials, Inc.	70,947	3,687,825
		25,713,200
Materials-21.14%
Alcoa Corp.(b)	120,486	2,709,730
Corteva, Inc.	374,696	11,053,532
Dow, Inc.	208,821	10,115,289
GCP Applied Technologies, Inc.(b)	47,119	1,038,032
Ingevity Corp.(b)	27,177	2,678,022
		27,594,605
Real Estate-5.23%
CorePoint Lodging, Inc.	25,312	296,910
JBG SMITH Properties	78,379	3,066,970
Park Hotels & Resorts, Inc.	130,915	3,457,465
		6,821,345
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $127,232,192)		130,525,838
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.16%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	3,710,145	3,710,145
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,718,161	1,718,848
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,428,962)		5,428,993
TOTAL INVESTMENTS IN SECURITIES-104.17% (Cost $132,661,154)		135,954,831
OTHER ASSETS LESS LIABILITIES-(4.17)%		(5,442,812)
NET ASSETS-100.00%		$130,512,019
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Building Products-5.13%
A.O. Smith Corp.	892,777	$ 40,576,714
Advanced Drainage Systems, Inc.	301,774	9,937,418
		50,514,132
Chemicals-8.05%
Ecolab, Inc.	392,829	79,245,394
Commercial Services & Supplies-2.70%
Tetra Tech, Inc.	335,634	26,582,213
Construction & Engineering-3.72%
Aegion Corp.(b)	274,764	5,179,301
Valmont Industries, Inc.	228,703	31,469,533
		36,648,834
Electronic Equipment, Instruments & Components-4.38%
Badger Meter, Inc.	232,071	12,413,478
Itron, Inc.(b)	495,385	30,713,870
		43,127,348
Health Care Equipment & Supplies-7.82%
Danaher Corp.	547,823	76,969,132
Industrial Conglomerates-7.76%
Roper Technologies, Inc.	210,281	76,468,686
Life Sciences Tools & Services-7.70%
Waters Corp.(b)	360,295	75,863,715
Machinery-28.20%
Energy Recovery, Inc.(b)(c)	322,273	3,538,558
Evoqua Water Technologies Corp.(b)	927,068	13,182,907
Franklin Electric Co., Inc.	249,696	11,700,755
Gorman-Rupp Co. (The)	74,804	2,484,989
IDEX Corp.	236,772	39,829,786
Lindsay Corp.(c)	161,229	14,707,309
Mueller Industries, Inc.	340,128	10,268,464
Mueller Water Products, Inc., Class A	1,489,945	15,152,741
Pentair PLC	1,038,413	40,300,808
Rexnord Corp.(b)	990,161	29,001,816
Toro Co. (The)	554,905	40,408,182
Watts Water Technologies, Inc., Class A	194,244	18,031,670
Xylem, Inc.	487,167	39,114,638
		277,722,623
Trading Companies & Distributors-3.58%
HD Supply Holdings, Inc.(b)	871,474	35,303,412
	Shares	Value
Water Utilities-20.94%
American States Water Co.	204,252	$ 15,823,403
American Water Works Co., Inc.	639,852	73,442,213
Aqua America, Inc.	914,473	38,362,142
AquaVenture Holdings Ltd.(b)	90,187	1,553,922
Artesian Resources Corp., Class A	17,228	619,863
California Water Service Group	322,734	17,230,768
Cia de Saneamento Basico Do Estado de Sao Paulo, ADR (Brazil)	3,094,823	43,048,988
Consolidated Water Co. Ltd. (Cayman Islands)	56,497	792,653
Middlesex Water Co.	65,164	4,081,221
SJW Group	173,912	11,285,150
		206,240,323
Total Common Stocks & Other Equity Interests (Cost $706,124,651)		984,685,812

Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $1,019,670)	1,019,670	1,019,670
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $707,144,321)		985,705,482
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	2,651,991	2,651,991
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	883,644	883,997
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,535,949)		3,535,988
TOTAL INVESTMENTS IN SECURITIES-100.44% (Cost $710,680,270)		989,241,470
OTHER ASSETS LESS LIABILITIES-(0.44)%		(4,313,487)
NET ASSETS-100.00%		$984,927,983
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Aerospace & Defense-2.62%
Hexcel Corp.	58,250	$ 4,762,520
Auto Components-2.48%
Gentherm, Inc.(b)	109,931	4,497,277
Automobiles-5.99%
NIO, Inc., ADR (China)(b)(c)	1,720,586	5,970,433
Tesla, Inc.(b)(c)	20,310	4,907,099
		10,877,532
Chemicals-9.89%
Air Products and Chemicals, Inc.	19,382	4,424,329
Albemarle Corp.(c)	66,791	4,873,071
Livent Corp.(b)	667,992	4,301,869
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	147,527	4,350,571
		17,949,840
Construction & Engineering-8.36%
Ameresco, Inc., Class A(b)	353,210	5,033,243
MYR Group, Inc.(b)	143,711	5,190,841
Quanta Services, Inc.	132,500	4,958,150
		15,182,234
Electrical Equipment-20.34%
American Superconductor Corp.(b)(c)	104,372	927,867
Ballard Power Systems, Inc. (Canada)(c)	1,224,353	4,958,630
Bloom Energy Corp., Class A(b)(c)	392,937	4,106,192
Enphase Energy, Inc.(b)	259,712	7,310,893
Hydrogenics Corp. (Canada)(b)	349,951	5,221,269
Plug Power, Inc.(b)(c)	2,173,374	4,803,156
Sunrun, Inc.(b)	255,210	4,861,750
TPI Composites, Inc.(b)	184,724	4,723,393
		36,913,150
Electronic Equipment, Instruments & Components-2.84%
Itron, Inc.(b)	83,263	5,162,306
Independent Power and Renewable Electricity Producers-10.64%
Atlantica Yield PLC (Spain)	203,905	4,728,557
Ormat Technologies, Inc.	73,158	4,795,507
Pattern Energy Group, Inc., Class A	204,431	4,687,603
TerraForm Power, Inc., Class A	330,834	5,098,152
		19,309,819
Machinery-5.25%
ESCO Technologies, Inc.	59,838	5,000,064
Woodward, Inc.	40,407	4,527,200
		9,527,264
	Shares	Value
Oil, Gas & Consumable Fuels-2.00%
Renewable Energy Group, Inc.(b)	267,408	$ 3,634,075
Professional Services-2.76%
Willdan Group, Inc.(b)	143,224	5,009,975
Semiconductors & Semiconductor Equipment-26.75%
Advanced Energy Industries, Inc.(b)	84,952	4,961,197
Canadian Solar, Inc. (Canada)(b)	204,795	4,366,229
Cree, Inc.(b)	79,329	4,932,677
Daqo New Energy Corp., ADR (China)(b)	106,704	4,476,233
First Solar, Inc.(b)	72,469	4,673,526
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	202,332	3,963,684
SolarEdge Technologies, Inc.(b)	75,031	4,894,272
SunPower Corp.(b)(c)	439,724	5,140,374
Universal Display Corp.	27,286	5,759,529
Veeco Instruments, Inc.(b)	452,729	5,392,002
		48,559,723
Total Common Stocks & Other Equity Interests (Cost $156,492,646)		181,385,715

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $137,364)	137,364	137,364
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $156,630,010)		181,523,079
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.49%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	26,546,696	26,546,696
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	8,834,565	8,838,098
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,384,416)		35,384,794
TOTAL INVESTMENTS IN SECURITIES-119.48% (Cost $192,014,426)		216,907,873
OTHER ASSETS LESS LIABILITIES-(19.48)%		(35,371,646)
NET ASSETS-100.00%		$181,536,227
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.17%
AMC Entertainment Holdings, Inc., Class A(b)	22,874	$ 270,599
AMC Networks, Inc., Class A(c)	20,610	1,100,162
CBS Corp., Class B	160,031	8,243,197
Charter Communications, Inc., Class A(c)	101,582	39,147,671
		48,761,629
Consumer Discretionary-20.42%
America’s Car-Mart, Inc.(c)	2,992	269,759
Asbury Automotive Group, Inc.(c)	8,660	797,413
AutoZone, Inc.(c)	11,152	12,524,142
BBX Capital Corp.	35,179	151,621
Best Buy Co., Inc.	121,422	9,292,426
Booking Holdings, Inc.(c)	19,683	37,134,145
Brinker International, Inc.(b)	17,018	678,167
Build-A-Bear Workshop, Inc.(c)	6,619	28,263
Children’s Place, Inc. (The)(b)	7,155	698,829
Churchill Downs, Inc.	18,279	2,187,082
Citi Trends, Inc.	5,712	87,679
Dave & Buster’s Entertainment, Inc.	17,111	695,562
Deckers Outdoor Corp.(c)	13,251	2,070,866
Dick’s Sporting Goods, Inc.	30,706	1,141,342
Dillard’s, Inc., Class A(b)	9,987	726,854
Dunkin’ Brands Group, Inc.	37,578	3,012,252
eBay, Inc.	396,277	16,322,650
Express, Inc.(c)	30,257	74,735
Foot Locker, Inc.	49,957	2,051,234
Gentex Corp.	115,943	3,179,157
Goodyear Tire & Rubber Co. (The)	105,702	1,451,288
Group 1 Automotive, Inc.	8,478	711,813
Hilton Worldwide Holdings, Inc.	132,345	12,777,910
Hyatt Hotels Corp., Class A	17,527	1,355,713
Jack in the Box, Inc.	11,378	817,282
Kirkland’s, Inc.(c)	6,591	11,271
Lear Corp.	28,310	3,589,142
Lithia Motors, Inc., Class A	9,962	1,313,789
Marriott International, Inc., Class A	151,406	21,054,518
MGM Resorts International	244,262	7,332,745
Michaels Cos., Inc. (The)	69,819	479,657
Murphy USA, Inc.(c)	14,309	1,264,343
O’Reilly Automotive, Inc.(c)	35,593	13,552,391
Papa John’s International, Inc.(b)	13,971	620,592
Sally Beauty Holdings, Inc.(c)	53,363	733,208
Shoe Carnival, Inc.(b)	6,818	173,041
Signet Jewelers Ltd.	22,951	416,331
Sleep Number Corp.(c)	13,737	675,448
Sotheby’s(c)	21,196	1,265,613
Starbucks Corp.	550,721	52,147,772
Toll Brothers, Inc.	65,417	2,353,049
TRI Pointe Group, Inc.(c)	62,915	861,306
Visteon Corp.(b)(c)	12,791	842,671
Whirlpool Corp.	28,799	4,189,679
Yum! Brands, Inc.	139,124	15,654,232
Zovio Inc.(c)	12,016	45,781
		238,814,763
Consumer Staples-0.90%
Herbalife Nutrition Ltd.(c)	69,005	2,830,585
Kroger Co. (The)	363,207	7,685,460
		10,516,045
Energy-3.57%
Arch Coal, Inc., Class A	7,249	646,321
Cabot Oil & Gas Corp.	192,465	3,687,629
CNX Resources Corp.(c)	89,824	738,353
Devon Energy Corp.	188,788	5,097,276
Dril-Quip, Inc.(c)	16,473	866,809
Gulfport Energy Corp.(c)	76,183	287,972
Hess Corp.	137,971	8,946,040
	Shares	Value
Energy-(continued)
Keane Group, Inc.(c)	46,680	$ 293,617
Phillips 66	206,225	21,150,436
		41,714,453
Financials-16.69%
Affiliated Managers Group, Inc.	23,275	1,996,762
Ally Financial, Inc.	180,586	5,943,085
Ameriprise Financial, Inc.	60,884	8,859,231
Assured Guaranty Ltd.	46,179	2,017,561
BankFinancial Corp.	7,464	100,092
Capstead Mortgage Corp.	39,988	337,099
CIT Group, Inc.	43,812	2,214,697
Citigroup, Inc.	824,312	58,658,042
Comerica, Inc.	70,316	5,147,131
Cowen, Inc., Class A(c)	12,920	226,875
Discover Financial Services	147,197	13,209,459
E*TRADE Financial Corp.	111,249	5,427,839
Ellington Residential Mortgage REIT	5,566	63,230
Fifth Third Bancorp	333,918	9,914,025
FirstCash, Inc.	19,370	1,949,397
Franklin Resources, Inc.	230,783	7,530,449
Greenhill & Co., Inc.	9,064	150,462
HCI Group, Inc.	4,010	160,761
Jefferies Financial Group, Inc.	132,172	2,819,229
Legg Mason, Inc.	39,377	1,482,938
Loews Corp.	139,019	7,443,077
M&T Bank Corp.	62,122	10,203,538
MetLife, Inc.	432,124	21,355,568
Och-Ziff Capital Management Group Inc., Class A	8,517	198,276
Oxford Square Capital Corp.(b)	21,402	143,393
PacWest Bancorp	53,866	2,080,844
PennyMac Mortgage Investment Trust	34,743	765,388
Regions Financial Corp.	460,705	7,339,031
Synchrony Financial	313,427	11,245,761
Third Point Reinsurance Ltd. (Bermuda)(c)	41,660	419,933
Voya Financial, Inc.	65,145	3,659,195
Waddell & Reed Financial, Inc., Class A(b)	35,633	623,577
White Mountains Insurance Group Ltd.	1,401	1,507,476
		195,193,421
Health Care-10.51%
AbbVie, Inc.	672,183	44,780,831
Amedisys, Inc.(c)	14,572	2,009,333
Amgen, Inc.	277,331	51,744,418
Cardinal Health, Inc.	135,524	6,197,513
DaVita, Inc.(c)	75,662	4,528,371
Innoviva, Inc.(c)	44,689	530,905
McKesson Corp.	84,743	11,775,040
Medpace Holdings, Inc.(c)	16,286	1,282,685
PDL BioPharma, Inc.(c)	45,870	132,106
		122,981,202
Industrials-13.43%
Allison Transmission Holdings, Inc.	56,965	2,617,542
Armstrong World Industries, Inc.	22,260	2,175,025
Atkore International Group, Inc.(c)	20,826	568,342
Avis Budget Group, Inc.(c)	34,158	1,243,010
CSX Corp.	367,920	25,901,568
Dover Corp.	66,081	6,399,945
Fortune Brands Home & Security, Inc.	63,603	3,494,349
Genesee & Wyoming, Inc., Class A(c)	25,698	2,821,897
Hawaiian Holdings, Inc.(b)	21,799	566,556
Huntington Ingalls Industries, Inc.	18,892	4,313,044
InnerWorkings, Inc.(c)	22,931	83,927
ManpowerGroup, Inc.	27,200	2,484,720
Navigant Consulting, Inc.	18,744	456,604
PICO Holdings, Inc.(c)	9,358	94,422
Quanta Services, Inc.	64,605	2,417,519
Rockwell Automation, Inc.	53,817	8,652,697

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Southwest Airlines Co.	246,927	$ 12,724,148
Spirit AeroSystems Holdings, Inc., Class A	46,935	3,606,485
Terex Corp.	32,540	990,843
Textron, Inc.	105,836	5,217,715
UniFirst Corp.	6,981	1,374,349
Union Pacific Corp.	321,946	57,934,183
United Airlines Holdings, Inc.(c)	119,642	10,996,296
		157,135,186
Information Technology-27.13%
Apple, Inc.	291,664	62,136,099
Applied Materials, Inc.	425,637	21,013,699
Avnet, Inc.	49,128	2,231,394
Benchmark Electronics, Inc.	17,537	474,551
CDK Global, Inc.	55,538	2,880,756
Cirrus Logic, Inc.(c)	26,521	1,300,855
Cisco Systems, Inc.	1,054,751	58,433,206
Citrix Systems, Inc.	59,862	5,641,395
Corning, Inc.	356,819	10,972,184
Hewlett Packard Enterprise Co.	610,276	8,769,666
HP, Inc.	684,898	14,410,254
Jabil, Inc.	69,848	2,156,906
Juniper Networks, Inc.	156,561	4,230,278
Manhattan Associates, Inc.(c)	29,371	2,496,241
Nanometrics, Inc.(c)	10,754	337,461
NetApp, Inc.	109,137	6,383,423
NetScout Systems, Inc.(c)	34,391	895,542
Oracle Corp.	1,013,278	57,047,551
Plexus Corp.(c)	13,833	825,969
Presidio, Inc.	36,438	510,132
Progress Software Corp.	19,849	859,263
QUALCOMM, Inc.	552,768	40,440,507
Sanmina Corp.(c)	31,375	996,156
Synchronoss Technologies, Inc.(c)	18,782	151,946
Teradyne, Inc.	77,933	4,343,206
Ubiquiti Networks, Inc.	32,092	4,131,203
Xerox Corp.	101,303	3,251,826
Xerox Holdings Corp.	831	26,675
		317,348,344
Materials-1.70%
Advanced Emissions Solutions, Inc.(b)	8,232	104,793
Chemours Co. (The)	74,060	1,412,324
PPG Industries, Inc.	107,335	12,600,056
Sealed Air Corp.	70,796	2,958,565
Valvoline, Inc.	85,569	1,727,638
Worthington Industries, Inc.	25,521	1,026,455
		19,829,831
	Shares	Value
Real Estate-1.07%
Colony Capital, Inc.	216,966	$ 1,225,858
Hersha Hospitality Trust	17,424	272,163
NorthStar Realty Europe Corp.	22,060	375,020
Park Hotels & Resorts, Inc.	91,655	2,420,608
Piedmont Office Realty Trust, Inc., Class A	56,712	1,180,177
Realogy Holdings Corp.(b)	52,103	271,457
Retail Properties of America, Inc., Class A	95,316	1,159,043
SL Green Realty Corp.	38,342	3,108,769
Spirit Realty Capital, Inc.	44,941	1,982,797
St. Joe Co. (The)(b)(c)	26,823	516,074
		12,511,966
Utilities-0.37%
NRG Energy, Inc.	121,472	4,147,054
Star Group L.P.(b)	23,275	223,906
		4,370,960
Total Common Stocks & Other Equity Interests (Cost $1,106,732,013)		1,169,177,800
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $706,760)	706,760	706,760
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,107,438,773)		1,169,884,560
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	3,469,030	3,469,030
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,155,881	1,156,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,625,341)		4,625,373
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $1,112,064,114)		1,174,509,933
OTHER ASSETS LESS LIABILITIES-(0.42)%		(4,862,613)
NET ASSETS-100.00%		$1,169,647,320

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-7.65%
AT&T, Inc.	247,004	$ 8,410,486
Comcast Corp., Class A	153,314	6,618,565
John Wiley & Sons, Inc., Class A	1,618	73,635
Meredith Corp.	1,353	74,226
Telephone & Data Systems, Inc.	3,606	116,618
Verizon Communications, Inc.	139,987	7,737,082
		23,030,612
Consumer Discretionary-7.08%
Aaron’s, Inc.	2,285	144,069
Best Buy Co., Inc.	9,046	692,290
Columbia Sportswear Co.	2,306	244,390
Cracker Barrel Old Country Store, Inc.(b)	812	141,053
Genuine Parts Co.	4,932	478,996
Hasbro, Inc.	4,249	514,809
International Speedway Corp., Class A	805	36,289
Leggett & Platt, Inc.	4,433	177,187
Lowe’s Cos., Inc.	26,875	2,725,125
McDonald’s Corp.	25,859	5,449,008
Monro, Inc.	1,121	94,399
NIKE, Inc., Class B	42,434	3,650,597
Polaris Industries, Inc.	2,062	195,210
Ross Stores, Inc.	12,407	1,315,514
Target Corp.	17,299	1,494,634
Tiffany & Co.	4,100	385,072
TJX Cos., Inc. (The)	40,946	2,234,014
VF Corp.	13,410	1,171,900
Williams-Sonoma, Inc.	2,651	176,769
		21,321,325
Consumer Staples-20.06%
Altria Group, Inc.	63,173	2,973,553
Andersons, Inc. (The)	1,098	29,481
Archer-Daniels-Midland Co.	18,915	777,028
Brown-Forman Corp., Class B	10,402	570,134
Bunge Ltd.	4,777	279,120
Casey’s General Stores, Inc.	1,237	200,283
Church & Dwight Co., Inc.	8,314	627,208
Clorox Co. (The)	4,300	699,180
Coca-Cola Co. (The)	144,426	7,601,140
Colgate-Palmolive Co.	28,988	2,079,599
Costco Wholesale Corp.	14,853	4,093,932
Flowers Foods, Inc.	7,141	169,242
General Mills, Inc.	20,218	1,073,778
Hormel Foods Corp.(b)	18,088	741,427
J & J Snack Foods Corp.	635	118,008
JM Smucker Co. (The)	3,840	426,970
Kellogg Co.	11,497	669,355
Kimberly-Clark Corp.	11,608	1,574,625
Kroger Co. (The)	27,238	576,356
Lancaster Colony Corp.	929	144,757
McCormick & Co., Inc.	4,135	655,563
Nu Skin Enterprises, Inc., Class A	1,874	74,923
PepsiCo, Inc.	47,457	6,065,479
Philip Morris International, Inc.	52,737	4,409,341
Procter & Gamble Co. (The)	84,868	10,017,819
Sysco Corp.	17,354	1,189,964
Tootsie Roll Industries, Inc.(b)	1,331	49,726
Universal Corp.	844	50,218
Vector Group Ltd.	4,760	54,978
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	30,872	$ 1,682,215
Walmart, Inc.	96,996	10,706,419
		60,381,821
Energy-8.35%
Chevron Corp.	64,471	7,937,025
Energy Transfer L.P.	88,455	1,271,983
Enterprise Products Partners L.P.	73,898	2,225,069
Exxon Mobil Corp.	143,138	10,643,741
Helmerich & Payne, Inc.	3,694	183,518
Holly Energy Partners L.P.	3,560	103,667
Magellan Midstream Partners, L.P.	7,712	510,072
Occidental Petroleum Corp.	25,257	1,297,199
ONEOK, Inc.	13,937	976,705
		25,148,979
Financials-6.09%
1st Source Corp.	867	40,706
Aflac, Inc.	25,171	1,325,001
American Equity Investment Life Holding Co.	3,068	79,154
American Financial Group, Inc.	3,028	310,007
Ameriprise Financial, Inc.	4,521	657,851
Assurant, Inc.	2,076	235,335
Axis Capital Holdings Ltd.	2,834	180,441
BancFirst Corp.	1,102	64,291
Bank of Marin Bancorp	464	20,286
Bank OZK	4,355	133,176
BOK Financial Corp.	2,412	201,836
Brown & Brown, Inc.	9,523	342,161
Chubb Ltd.	15,460	2,362,906
Cincinnati Financial Corp.	5,511	591,496
Commerce Bancshares, Inc.	3,731	226,957
Community Bank System, Inc.	1,740	114,823
Community Trust Bancorp, Inc.	600	25,374
Cullen/Frost Bankers, Inc.	2,131	202,317
Eaton Vance Corp.	3,888	173,016
Erie Indemnity Co., Class A	1,559	347,298
Evercore, Inc., Class A	1,386	119,709
FactSet Research Systems, Inc.	1,291	357,994
First of Long Island Corp. (The)	841	18,603
Franklin Resources, Inc.	17,138	559,213
Hanover Insurance Group, Inc. (The)	1,374	178,222
Invesco Ltd.(c)	16,091	308,786
Lazard Ltd., Class A	3,728	144,311
Mercury General Corp.	1,869	105,991
Old Republic International Corp.	10,230	233,346
People’s United Financial, Inc.	13,451	220,865
Principal Financial Group, Inc.	9,406	545,924
Prosperity Bancshares, Inc.	2,359	163,691
Prudential Financial, Inc.	13,709	1,388,859
RenaissanceRe Holdings Ltd. (Bermuda)	1,491	270,095
RLI Corp.	1,505	135,646
S&P Global, Inc.	8,313	2,036,269
SEI Investments Co.	5,150	306,888
Southside Bancshares, Inc.	1,138	39,398
T. Rowe Price Group, Inc.	7,984	905,306
Tompkins Financial Corp.	517	42,378
Torchmark Corp.	3,712	338,980
Travelers Cos., Inc. (The)	8,843	1,296,561
UMB Financial Corp.	1,657	113,107
United Bankshares, Inc.	3,447	129,573
Unum Group	7,154	228,570
W.R. Berkley Corp.	6,183	429,038

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Westamerica Bancorp.	910	$ 58,331
Westwood Holdings Group, Inc.	303	9,484
		18,319,570
Health Care-9.59%
Abbott Laboratories	59,763	5,205,357
AmerisourceBergen Corp.	7,097	618,504
Atrion Corp.	63	48,479
Becton, Dickinson and Co.	9,108	2,302,502
Cardinal Health, Inc.	10,064	460,227
Chemed Corp.	538	218,100
Ensign Group, Inc. (The)	1,790	107,865
Johnson & Johnson	85,269	11,103,729
McKesson Corp.	6,414	891,225
Medtronic PLC	45,452	4,633,377
National HealthCare Corp.	517	45,289
Perrigo Co. PLC	4,592	248,014
Stryker Corp.	12,622	2,647,843
West Pharmaceutical Services, Inc.	2,481	340,567
		28,871,078
Industrials-14.52%
3M Co.	19,463	3,400,575
A.O. Smith Corp.	4,766	216,615
ABM Industries, Inc.	2,236	94,113
Brady Corp., Class A	1,664	86,079
C.H. Robinson Worldwide, Inc.	4,611	386,079
Carlisle Cos., Inc.	1,927	277,893
Caterpillar, Inc.	19,310	2,542,548
Cintas Corp.	3,531	919,614
CSX Corp.	27,322	1,923,469
Cummins, Inc.	5,317	871,988
Donaldson Co., Inc.	4,310	215,284
Dover Corp.	4,907	475,243
Emerson Electric Co.	20,767	1,347,363
Expeditors International of Washington, Inc.	5,808	443,441
Fastenal Co.	19,335	595,518
FedEx Corp.	8,798	1,500,323
Franklin Electric Co., Inc.	1,566	73,383
General Dynamics Corp.	9,754	1,813,659
Gorman-Rupp Co. (The)	882	29,300
Graco, Inc.	5,623	270,354
Healthcare Services Group, Inc.	2,501	59,799
HEICO Corp.	1,817	248,475
Hillenbrand, Inc.	2,115	71,254
Hubbell, Inc.	1,839	238,849
Illinois Tool Works, Inc.	11,000	1,696,530
ITT, Inc.	2,965	185,075
J.B. Hunt Transport Services, Inc.	3,671	375,800
L3Harris Technologies, Inc.	3,989	828,116
Lincoln Electric Holdings, Inc.	2,121	179,267
Lindsay Corp.	364	33,204
Lockheed Martin Corp.	9,540	3,455,102
Matthews International Corp., Class A	1,072	36,609
McGrath RentCorp	818	55,714
MSA Safety, Inc.	1,307	137,692
MSC Industrial Direct Co., Inc., Class A	1,519	107,925
Nordson Corp.	1,936	274,254
Northrop Grumman Corp.	5,733	1,981,153
Raytheon Co.	9,450	1,722,640
Regal Beloit Corp.	1,446	115,131
Republic Services, Inc.	10,859	962,650
Robert Half International, Inc.	4,003	241,821
	Shares	Value
Industrials-(continued)
Rollins, Inc.	11,060	$ 370,842
Roper Technologies, Inc.	3,506	1,274,957
Ryder System, Inc.	1,799	95,815
Stanley Black & Decker, Inc.	5,116	755,070
Tennant Co.	613	46,655
Toro Co. (The)	3,583	260,914
Union Pacific Corp.	23,901	4,300,985
United Technologies Corp.	29,115	3,889,764
W.W. Grainger, Inc.	1,872	544,808
Waste Management, Inc.	14,342	1,678,014
		43,707,725
Information Technology-15.11%
Accenture PLC, Class A	21,537	4,147,595
Analog Devices, Inc.	12,485	1,466,488
Automatic Data Processing, Inc.	14,696	2,447,178
Badger Meter, Inc.	983	52,581
Broadridge Financial Solutions, Inc.	3,921	498,437
Cass Information Systems, Inc.	491	24,997
International Business Machines Corp.	29,938	4,438,009
Jack Henry & Associates, Inc.	2,606	364,058
Maxim Integrated Products, Inc.	9,199	544,489
Microchip Technology, Inc.(b)	8,034	758,570
Microsoft Corp.	90,412	12,320,443
QUALCOMM, Inc.	41,049	3,003,145
Texas Instruments, Inc.	31,679	3,960,192
Visa, Inc., Class A	58,835	10,472,630
Xilinx, Inc.	8,574	979,237
		45,478,049
Materials-3.13%
Air Products and Chemicals, Inc.	7,433	1,696,731
Albemarle Corp.(b)	3,578	261,051
AptarGroup, Inc.	2,134	258,257
Balchem Corp.	1,092	112,083
Ecolab, Inc.	9,733	1,963,438
H.B. Fuller Co.	1,718	82,138
Hawkins, Inc.	358	15,634
International Flavors & Fragrances, Inc.(b)	3,603	518,796
Nucor Corp.	10,291	559,625
PPG Industries, Inc.	7,970	935,598
Quaker Chemical Corp.	450	84,325
Royal Gold, Inc.	2,212	253,163
RPM International, Inc.	4,426	300,216
Sensient Technologies Corp.	1,429	97,415
Sherwin-Williams Co. (The)	3,117	1,599,146
Silgan Holdings, Inc.	3,753	112,815
Sonoco Products Co.	3,378	202,781
Stepan Co.	763	75,651
Westlake Chemical Corp.	4,342	293,389
		9,422,252
Real Estate-1.39%
Digital Realty Trust, Inc.	7,033	804,294
Equity LifeStyle Properties, Inc.	3,039	377,596
Essex Property Trust, Inc.	2,219	670,626
Federal Realty Investment Trust	2,529	333,853
National Health Investors, Inc.	1,459	115,816
National Retail Properties, Inc.	5,492	286,902
Omega Healthcare Investors, Inc.(b)	6,990	253,737
Realty Income Corp.	10,630	735,702
Tanger Factory Outlet Centers, Inc.(b)	3,178	50,467
Universal Health Realty Income Trust	464	42,762

Invesco Dividend AchieversTM ETF (PFM)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Urstadt Biddle Properties, Inc., Class A	1,009	$ 21,784
WP Carey, Inc.	5,753	497,865
		4,191,404
Utilities-6.98%
Alliant Energy Corp.	8,015	397,063
American States Water Co.	1,242	96,218
American Water Works Co., Inc.	6,096	699,699
AmeriGas Partners L.P.	3,140	106,383
Aqua America, Inc.	7,285	305,606
Atmos Energy Corp.	3,950	430,708
Black Hills Corp.	2,038	161,308
Brookfield Infrastructure Partners L.P. (Canada)	9,365	414,682
California Water Service Group	1,625	86,759
CenterPoint Energy, Inc.	16,956	491,894
Chesapeake Utilities Corp.	553	51,683
CMS Energy Corp.	9,581	557,806
Consolidated Edison, Inc.	11,241	955,035
Dominion Energy, Inc.	27,092	2,012,665
Duke Energy Corp.	24,583	2,131,838
Edison International	11,001	820,015
Evergy, Inc.	8,242	498,559
Eversource Energy	10,719	813,143
MDU Resources Group, Inc.	6,689	178,864
MGE Energy, Inc.	1,170	86,756
Middlesex Water Co.	556	34,822
National Fuel Gas Co.	2,914	139,114
New Jersey Resources Corp.	3,012	150,208
NextEra Energy, Inc.	16,172	3,350,353
Northwest Natural Holding Co.	978	69,849
NorthWestern Corp.	1,703	119,074
OGE Energy Corp.	6,759	290,299
Portland General Electric Co.	3,017	165,482
PPL Corp.	24,370	722,083
SJW Group	960	62,294
South Jersey Industries, Inc.	3,120	106,236
	Shares	Value
Utilities-(continued)
Southern Co. (The)	35,126	$ 1,974,081
Southwest Gas Holdings, Inc.	1,803	160,305
Spire, Inc.	1,714	141,251
UGI Corp.	5,882	300,511
WEC Energy Group, Inc.	10,651	910,234
Xcel Energy, Inc.	17,378	1,035,903
		21,028,783
Total Common Stocks & Other Equity Interests (Cost $218,676,175)		300,901,598
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $123,598)	123,598	123,598
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $218,799,773)		301,025,196
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.74%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,668,453	1,668,453
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	555,929	556,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,224,591)		2,224,604
TOTAL INVESTMENTS IN SECURITIES-100.73% (Cost $221,024,364)		303,249,800
OTHER ASSETS LESS LIABILITIES-(0.73)%		(2,207,367)
NET ASSETS-100.00%		$301,042,433

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.	$297,562	$56,695	$(4,176)	$(41,263)	$(32)	$308,786	$4,199

(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-7.86%
Verizon Communications, Inc.	64,888	$ 3,586,360
Walt Disney Co. (The)	11,887	1,699,960
		5,286,320
Consumer Discretionary-9.62%
Home Depot, Inc. (The)	14,043	3,000,849
McDonald’s Corp.	12,196	2,569,941
NIKE, Inc., Class B	10,499	903,229
		6,474,019
Consumer Staples-15.86%
Coca-Cola Co. (The)	68,184	3,588,524
Procter & Gamble Co. (The)	25,626	3,024,893
Walgreens Boots Alliance, Inc.	35,798	1,950,633
Walmart, Inc.	19,034	2,100,973
		10,665,023
Energy-10.22%
Chevron Corp.	28,360	3,491,400
Exxon Mobil Corp.	45,506	3,383,826
		6,875,226
Financials-12.31%
American Express Co.	11,631	1,446,547
Goldman Sachs Group, Inc. (The)	7,227	1,590,880
JPMorgan Chase & Co.	25,785	2,991,060
Travelers Cos., Inc. (The)	15,341	2,249,297
		8,277,784
Health Care-12.91%
Johnson & Johnson	16,552	2,155,402
Merck & Co., Inc.	29,457	2,444,636
Pfizer, Inc.	70,370	2,733,171
UnitedHealth Group, Inc.	5,433	1,352,871
		8,686,080
	Shares	Value
Industrials-11.55%
3M Co.	11,991	$ 2,095,068
Boeing Co. (The)	3,835	1,308,425
Caterpillar, Inc.	16,512	2,174,135
United Technologies Corp.	16,400	2,191,040
		7,768,668
Information Technology-19.50%
Apple, Inc.	8,459	1,802,105
Cisco Systems, Inc.	45,860	2,540,644
Intel Corp.	39,321	1,987,676
International Business Machines Corp.	29,154	4,321,789
Microsoft Corp.	12,891	1,756,657
Visa, Inc., Class A	3,974	707,372
		13,116,243
Total Common Stocks & Other Equity Interests (Cost $65,416,595)		67,149,363
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(b) (Cost $47,220)	47,220	47,220
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $65,463,815)		67,196,583
OTHER ASSETS LESS LIABILITIES-0.10%		70,558
NET ASSETS-100.00%		$67,267,141
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
July 31, 2019
(Unaudited)
	Shares	Value
Preferred Stocks-99.82%
Banks-61.68%
Bank of America Corp.
Series KK, Pfd., 5.38%(b)	873,814	$ 22,404,591
Series HH, Pfd., 5.88%	870,749	23,414,441
Series EE, Pfd., 6.00%	736,219	19,612,874
Series GG, Pfd., 6.00%	1,138,675	30,630,357
Series CC, Pfd., 6.20%	934,652	24,646,773
Series Y, Pfd., 6.50%	840,835	21,819,668
Series W, Pfd., 6.63%	465,441	11,784,966
BB&T Corp.
Series G, Pfd., 5.20%	63,467	1,604,446
Series E, Pfd., 5.63%	1,717,224	43,634,662
Series H, Pfd., 5.63%	428,310	11,405,895
Series D, Pfd., 5.85%	459,494	11,648,173
Citigroup, Inc.
Series S, Pfd., 6.30%(b)	723,650	19,183,961
Series K, Pfd., 6.88%(b)	1,012,857	28,866,424
Series J, Pfd., 7.13%(b)	657,433	18,677,672
Citizens Financial Group, Inc., Series D, Pfd., 6.35%	267,143	7,367,804
Fifth Third Bancorp, Series I, Pfd., 6.63%(b)	432,316	12,178,342
First Republic Bank, Series I, Pfd., 5.50%	273,353	7,093,510
HSBC Holdings PLC, Series A, Pfd., 6.20%	82,644	2,171,884
Huntington Bancshares, Inc., Series D, Pfd., 6.25%	565,137	14,897,011
ING Groep N.V., Pfd., 6.13%	620,255	16,139,035
JPMorgan Chase & Co.
Series P, Pfd., 5.45%(b)	754,325	19,710,512
Series DD, Pfd., 5.75%(b)	1,693,039	46,914,111
Series EE, Pfd., 6.00%(b)	1,271,065	35,348,318
Series AA, Pfd., 6.10%(b)	1,256,634	33,225,403
Series Y, Pfd., 6.13%(b)	1,306,721	34,053,149
Series BB, Pfd., 6.15%(b)	1,490,554	39,723,264
Series W, Pfd., 6.30%	161,915	4,122,356
KeyCorp
Series G, Pfd., 5.63%	351,796	9,206,501
Series F, Pfd., 5.65%(b)	375,629	9,725,035
Series E, Pfd., 6.13%(b)	466,469	13,574,248
People’s United Financial, Inc., Series A, Pfd., 5.63%	223,051	6,004,533
PNC Financial Services Group, Inc. (The)
Series Q, Pfd., 5.38%	149,665	3,819,451
Series P, Pfd., 6.13%	1,558,451	41,953,501
Regions Financial Corp.
Series C, Pfd., 5.70%	380,675	10,255,385
Series A, Pfd., 6.38%	427,691	10,944,613
Series B, Pfd., 6.38%(b)	476,989	13,498,789
Synovus Financial Corp., Series E, Pfd., 5.88%	290,577	7,508,510
US Bancorp
Pfd., 5.15%	418,558	10,614,631
Series K, Pfd., 5.50%	617,732	16,252,529
Series F, Pfd., 6.50%	939,091	25,374,239
Wells Fargo & Co.
Pfd., 5.20%(b)	941,075	24,082,109
Series P, Pfd., 5.25%(b)	459,487	11,762,867
Series X, Pfd., 5.50%	1,126,038	28,950,437
Series Y, Pfd., 5.63%(b)	602,704	15,863,169
Series W, Pfd., 5.70%(b)	924,630	24,391,739
Series Q, Pfd., 5.85%	1,638,148	42,886,715
Series T, Pfd., 6.00%	552,550	14,150,806
	Shares	Value
Banks-(continued)
Series V, Pfd., 6.00%(b)	842,448	$ 21,971,044
Series R, Pfd., 6.63%(b)	716,529	20,507,060
		945,577,513
Capital Markets-17.77%
Bank of New York Mellon Corp. (The), Pfd., 5.20%	549,910	14,000,709
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	705,965	19,061,055
Series C, Pfd., 6.00%	557,387	15,071,744
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)	981,555	25,589,139
Series N, Pfd., 6.30%(b)	520,948	14,164,576
Series K, Pfd., 6.38%(b)	663,559	18,937,974
Morgan Stanley
Series K, Pfd., 5.85%(b)	885,665	24,329,218
Series I, Pfd., 6.38%(b)	841,207	23,436,027
Series G, Pfd., 6.63%	380,663	9,737,359
Series F, Pfd., 6.88%	728,265	20,369,572
Series E, Pfd., 7.13%(b)	720,290	20,521,062
Northern Trust Corp., Series C, Pfd., 5.85%	354,940	8,987,081
State Street Corp.
Series C, Pfd., 5.25%	525,132	13,280,588
Series G, Pfd., 5.35%	383,253	10,290,343
Series D, Pfd., 5.90%	799,169	21,457,688
Series E, Pfd., 6.00%	516,131	13,171,663
		272,405,798
Insurance-14.35%
Aegon N.V., Pfd., 6.38%	840,625	21,898,281
Allstate Corp. (The)
Series A, Pfd., 5.63%	283,666	7,230,646
Series G, Pfd., 5.63%(b)	518,944	13,949,215
Series F, Pfd., 6.25%	133,352	3,417,812
Series E, Pfd., 6.63%(b)	702,884	17,937,600
American International Group, Inc., Series A, Pfd., 5.85%	396,408	10,786,262
Arch Capital Group Ltd.
Series E, Pfd., 5.25%	407,691	10,037,352
Series F, Pfd., 5.45%	278,022	7,159,067
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	233,728	5,896,958
Pfd., 5.95% (Bermuda)(b)	248,033	6,766,340
Athene Holding Ltd., Series A, Pfd., 6.35%	743,160	20,303,131
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	459,707	11,639,781
Brighthouse Financial, Inc., Series A, Pfd., 6.60%	366,307	9,978,203
Enstar Group Ltd., Series D, Pfd., 7.00%	355,685	9,422,096
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	303,137	8,236,232
MetLife, Inc., Series E, Pfd., 5.63%	737,254	19,795,270
PartnerRe Ltd., Series H, Pfd., 7.25%(b)	301,083	8,177,414
Prudential PLC
Pfd., 6.50% (United Kingdom)	348,464	9,415,497
Pfd., 6.75% (United Kingdom)(b)	198,768	5,392,576
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)	284,750	7,215,565
Series F, Pfd., 5.75% (Bermuda)	204,641	5,316,573
		219,971,871

Invesco Financial Preferred ETF (PGF)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Finance-4.53%
Capital One Financial Corp.
Series G, Pfd., 5.20%(b)	457,813	$ 11,779,529
Series B, Pfd., 6.00%	701,765	17,895,008
Series H, Pfd., 6.00%(b)	379,365	10,174,569
Series F, Pfd., 6.20%	452,581	11,785,209
Series C, Pfd., 6.25%	406,728	10,375,631
Series D, Pfd., 6.70%	289,192	7,397,531
		69,407,477
Thrifts & Mortgage Finance-0.86%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)	474,276	13,256,014
Trading Companies & Distributors-0.20%
Air Lease Corp., Series A, Pfd., 6.15%	114,586	3,083,509
Diversified Financial Services-0.43%
Voya Financial, Inc., Series B, Pfd., 5.35%	254,068	6,605,768
Total Preferred Stocks (Cost $1,486,906,290)		1,530,307,950

Money Market Funds-0.35%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $5,427,467)	5,427,467	5,427,467
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $1,492,333,757)		1,535,735,417
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.36%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	4,140,929	$ 4,140,929
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	1,407,105	1,407,668
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,548,597)		5,548,597
TOTAL INVESTMENTS IN SECURITIES-100.53% (Cost $1,497,882,354)		1,541,284,014
OTHER ASSETS LESS LIABILITIES-(0.53)%		(8,158,640)
NET ASSETS-100.00%		$1,533,125,374

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Banks-5.53%
People’s United Financial, Inc.	1,106,942	$ 18,175,988
Southside Bancshares, Inc.	424,596	14,699,514
United Bankshares, Inc.	395,443	14,864,702
		47,740,204
Beverages-2.39%
Coca-Cola Co. (The)	240,135	12,638,305
PepsiCo, Inc.	62,701	8,013,815
		20,652,120
Capital Markets-7.49%
Eaton Vance Corp.	346,564	15,422,098
Invesco Ltd.(b)	1,179,677	22,638,002
Lazard Ltd., Class A	686,253	26,564,853
		64,624,953
Diversified Telecommunication Services-5.11%
AT&T, Inc.	804,088	27,379,196
Verizon Communications, Inc.	302,124	16,698,394
		44,077,590
Electric Utilities-12.83%
Alliant Energy Corp.	228,059	11,298,043
Duke Energy Corp.	188,430	16,340,650
Edison International	257,152	19,168,110
Evergy, Inc.	207,582	12,556,635
OGE Energy Corp.	307,646	13,213,396
PPL Corp.	690,346	20,454,952
Southern Co. (The)	314,726	17,687,601
		110,719,387
Energy Equipment & Services-2.54%
Helmerich & Payne, Inc.	441,927	21,954,933
Food Products-7.13%
Bunge Ltd.	270,049	15,778,963
Flowers Foods, Inc.	531,190	12,589,203
General Mills, Inc.	296,041	15,722,738
Kellogg Co.	299,356	17,428,506
		61,519,410
Gas Utilities-1.67%
South Jersey Industries, Inc.	424,447	14,452,420
Health Care Providers & Services-2.12%
Cardinal Health, Inc.	400,703	18,324,148
Hotels, Restaurants & Leisure-1.52%
Cracker Barrel Old Country Store, Inc.(c)	75,422	13,101,556
Household Durables-2.06%
Leggett & Platt, Inc.	445,034	17,788,009
Household Products-1.43%
Kimberly-Clark Corp.	90,968	12,339,809
Insurance-7.89%
Mercury General Corp.	280,566	15,910,898
Old Republic International Corp.	601,007	13,708,970
Principal Financial Group, Inc.	373,717	21,690,535
Prudential Financial, Inc.	165,750	16,792,132
		68,102,535
	Shares	Value
IT Services-2.51%
International Business Machines Corp.	146,113	$ 21,659,791
Media-1.98%
Meredith Corp.	311,114	17,067,714
Multiline Retail-1.47%
Target Corp.	147,235	12,721,104
Multi-Utilities-7.49%
CenterPoint Energy, Inc.	520,052	15,086,708
Consolidated Edison, Inc.	145,446	12,357,092
Dominion Energy, Inc.	170,413	12,659,982
MDU Resources Group, Inc.	488,908	13,073,400
NorthWestern Corp.	164,579	11,507,364
		64,684,546
Oil, Gas & Consumable Fuels-9.35%
Chevron Corp.	132,679	16,334,112
Exxon Mobil Corp.	247,498	18,403,951
Occidental Petroleum Corp.	467,361	24,003,661
ONEOK, Inc.	313,153	21,945,762
		80,687,486
Road & Rail-1.94%
Ryder System, Inc.	315,281	16,791,866
Semiconductors & Semiconductor Equipment-3.01%
Maxim Integrated Products, Inc.	247,649	14,658,345
QUALCOMM, Inc.	155,070	11,344,921
		26,003,266
Tobacco-12.52%
Altria Group, Inc.	475,506	22,382,067
Philip Morris International, Inc.	282,989	23,660,710
Universal Corp.	346,710	20,629,245
Vector Group Ltd.	3,583,625	41,390,869
		108,062,891
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $832,894,110)		863,075,738
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.40%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	9,090,414	9,090,414
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	3,028,607	3,029,819
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,120,233)		12,120,233
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $845,014,343)		875,195,971
OTHER ASSETS LESS LIABILITIES-(1.38)%		(11,897,979)
NET ASSETS-100.00%		$863,297,992

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
July 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.	$27,692,812	$2,547,896	$(4,233,166)	$(1,215,831)	$(2,153,709)	$22,638,002	$392,460

(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Argentina-0.78%
Grupo Financiero Galicia S.A., ADR	157,641	$ 5,791,730
Brazil-1.17%
Banco Bradesco S.A., ADR	961,376	8,690,839
Canada-43.34%
Algonquin Power & Utilities Corp.	1,273,552	15,855,722
Bank of Montreal	190,084	14,220,184
Bank of Nova Scotia (The)	335,522	17,910,164
BCE, Inc.	385,641	17,396,265
Brookfield Asset Management, Inc., Class A	99,423	4,871,727
Brookfield Infrastructure Partners L.P.(a)	384,385	17,020,568
CAE, Inc.	153,482	4,137,875
Canadian Imperial Bank of Commerce(a)	239,551	18,845,477
Canadian National Railway Co.	61,632	5,831,003
Canadian Natural Resources Ltd.	484,408	12,245,834
Enbridge, Inc.	526,161	17,568,516
Fortis Inc.(a)	315,889	12,452,344
Franco-Nevada Corp.(a)	54,336	4,717,995
Gildan Activewear, Inc.	127,535	5,021,053
Imperial Oil Ltd.	280,648	7,686,949
Magna International, Inc.	254,104	12,811,924
Manulife Financial Corp.	877,009	15,856,323
Methanex Corp.	258,718	10,170,205
Open Text Corp.	167,056	7,121,597
Pembina Pipeline Corp.	457,154	16,590,119
Ritchie Bros. Auctioneers, Inc.	217,941	7,865,491
Royal Bank of Canada	176,649	13,939,373
Suncor Energy, Inc.	405,786	11,646,058
TC Energy Corp.	300,565	14,715,662
TELUS Corp.(a)	400,301	14,374,809
Thomson Reuters Corp.	123,441	8,291,532
Toronto-Dominion Bank (The)(a)	235,868	13,784,126
		322,948,895
Colombia-1.33%
Bancolombia S.A., ADR	199,081	9,930,160
France-1.99%
Sanofi, ADR	355,162	14,810,256
Germany-1.39%
Fresenius Medical Care AG & Co.KGaA, ADR	165,833	5,766,013
SAP S.E., ADR	37,266	4,584,836
		10,350,849
India-1.94%
HDFC Bank Ltd., ADR	12,390	1,424,602
Infosys Ltd., ADR	753,162	8,525,794
Larsen & Toubro Ltd., GDR, REGS(b)	157,253	3,141,915
Reliance Industries Ltd., GDR, REGS(a)(b)	39,767	1,338,160
		14,430,471
Mexico-4.54%
America Movil S.A.B. de C.V., Class L, ADR	560,247	7,837,856
Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR	192,978	19,315,168
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	44,048	6,701,022
		33,854,046
Netherlands-0.67%
ASML Holding N.V., New York Shares	22,338	4,977,130
	Shares	Value
Russia-7.47%
Novolipetsk Steel PJSC, GDR, REGS(b)	1,103,284	$ 26,059,568
Severstal PJSC, GDR, REGS(b)	1,839,970	29,605,117
		55,664,685
South Korea-1.68%
Samsung Electronics Co., Ltd., GDR, REGS(b)	12,947	12,506,802
Switzerland-4.45%
ABB Ltd., ADR(a)	813,028	15,284,926
Logitech International S.A.(a)	178,875	7,376,805
Novartis AG, ADR	114,605	10,495,526
		33,157,257
Taiwan-1.72%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	300,485	12,809,676
United Kingdom-19.26%
Diageo PLC, ADR	41,379	6,905,328
InterContinental Hotels Group PLC, ADR(a)	92,355	6,478,703
Linde PLC	43,687	8,356,449
Micro Focus International PLC, ADR	816,008	17,021,927
National Grid PLC, ADR	411,619	21,173,681
Prudential PLC, ADR(a)	268,011	11,122,457
RELX PLC, ADR(a)	337,216	8,002,136
Unilever N.V., New York Shares	168,626	9,736,465
Vodafone Group PLC, ADR	1,790,028	32,435,307
WPP PLC, ADR(a)	378,294	22,273,951
		143,506,404
United States-8.12%
Amdocs Ltd.	98,807	6,322,660
Aon PLC	17,070	3,230,497
Brookfield Property Partners L.P.(a)	1,273,231	24,598,823
Nielsen Holdings PLC	913,377	21,153,811
Willis Towers Watson PLC	26,821	5,235,996
		60,541,787
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $721,779,877)		743,970,987
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.03%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)(d)	33,696,157	33,696,157
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)(d)	11,227,561	11,232,053
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,927,880)		44,928,210
TOTAL INVESTMENTS IN SECURITIES-105.88% (Cost $766,707,757)		788,899,197
OTHER ASSETS LESS LIABILITIES-(5.88)%		(43,805,902)
NET ASSETS-100.00%		$745,093,295

Invesco International Dividend AchieversTM ETF (PID)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
REGS-Regulation S

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2019.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2019 was $72,651,562, which represented 9.75% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Biotechnology-83.71%
Alkermes PLC(b)	292,633	$ 6,777,380
Amgen, Inc.	69,918	13,045,300
Arena Pharmaceuticals, Inc.(b)	120,409	7,547,236
Biogen, Inc.(b)	52,815	12,560,463
Blueprint Medicines Corp.(b)	82,428	8,255,164
Celgene Corp.(b)	124,976	11,480,295
Emergent BioSolutions, Inc.(b)	157,660	6,959,112
Enanta Pharmaceuticals, Inc.(b)	70,579	5,294,837
Esperion Therapeutics, Inc.(b)(c)	132,566	5,261,545
Exelixis, Inc.(b)	322,658	6,862,936
FibroGen, Inc.(b)	178,234	8,423,339
Genomic Health, Inc.(b)	121,636	8,875,779
Halozyme Therapeutics, Inc.(b)	428,069	7,272,892
Incyte Corp.(b)	150,101	12,746,577
Ionis Pharmaceuticals, Inc.(b)	182,617	12,027,156
Madrigal Pharmaceuticals, Inc.(b)(c)	69,929	6,104,102
Myriad Genetics, Inc.(b)	264,970	7,721,226
Regeneron Pharmaceuticals, Inc.(b)	38,378	11,696,079
Repligen Corp.(b)	89,812	8,477,355
Spark Therapeutics, Inc.(b)	58,341	5,835,267
Vanda Pharmaceuticals, Inc.(b)	433,247	5,393,925
Veracyte, Inc.(b)	257,559	7,306,949
Vertex Pharmaceuticals, Inc.(b)	69,417	11,566,261
Voyager Therapeutics, Inc.(b)	287,415	6,326,004
		203,817,179
Health Care Equipment-3.04%
Cardiovascular Systems, Inc.(b)	161,572	7,404,845
Life Sciences Tools & Services-7.64%
Bio-Techne Corp.	60,626	12,740,554
Fluidigm Corp.(b)	497,816	5,849,338
		18,589,892
	Shares	Value
Pharmaceuticals-5.63%
Catalent, Inc.(b)	141,717	$ 8,005,593
Nektar Therapeutics(b)	200,770	5,713,914
		13,719,507
Total Common Stocks & Other Equity Interests (Cost $236,386,123)		243,531,423
Money Market Funds-4.50%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $10,957,664)	10,957,664	10,957,664
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.52% (Cost $247,343,787)		254,489,087
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.42%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	4,423,160	4,423,160
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,473,797	1,474,387
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,897,510)		5,897,547
TOTAL INVESTMENTS IN SECURITIES-106.94% (Cost $253,241,297)		260,386,634
OTHER ASSETS LESS LIABILITIES-(6.94)%		(16,897,711)
NET ASSETS-100.00%		$243,488,923
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Building Products-17.75%
Advanced Drainage Systems, Inc.	94,817	$ 3,122,324
Armstrong World Industries, Inc.	31,225	3,050,994
Gibraltar Industries, Inc.(b)	77,109	3,195,397
Johnson Controls International PLC	131,052	5,561,847
Lennox International, Inc.	18,483	4,740,520
		19,671,082
Construction & Engineering-15.89%
AECOM(b)	88,541	3,183,049
EMCOR Group, Inc.	34,190	2,885,294
Jacobs Engineering Group, Inc.	67,852	5,598,469
MasTec, Inc.(b)	58,538	3,004,170
Quanta Services, Inc.	78,678	2,944,131
		17,615,113
Construction Machinery & Heavy Trucks-2.79%
Oshkosh Corp.	37,040	3,095,433
Construction Materials-7.91%
Martin Marietta Materials, Inc.	24,002	5,946,495
US Concrete, Inc.(b)	59,887	2,820,079
		8,766,574
Environmental & Facilities Services-2.96%
Tetra Tech, Inc.	41,467	3,284,186
Forest Products-2.88%
Louisiana-Pacific Corp.	122,269	3,196,112
Gas Utilities-2.67%
Southwest Gas Holdings, Inc.	33,207	2,952,434
Home Improvement Retail-5.15%
Home Depot, Inc. (The)	26,700	5,705,523
Homebuilding-27.04%
Installed Building Products, Inc.(b)	53,382	2,844,193
	Shares	Value
Homebuilding-(continued)
KB Home	108,746	$ 2,856,757
M/I Homes, Inc.(b)	100,284	3,547,045
MDC Holdings, Inc.	87,704	3,169,623
Meritage Homes Corp.(b)	54,996	3,454,299
NVR, Inc.(b)	1,583	5,293,774
PulteGroup, Inc.	88,261	2,781,104
Taylor Morrison Home Corp., Class A(b)	139,210	3,135,009
TopBuild Corp.(b)	35,558	2,884,820
		29,966,624
Industrial Conglomerates-2.65%
Carlisle Cos., Inc.	20,320	2,930,347
Industrial Machinery-7.38%
Columbus McKinnon Corp.	75,744	2,911,599
Ingersoll-Rand PLC	42,627	5,271,255
		8,182,854
Specialty Stores-4.97%
Tractor Supply Co.	50,629	5,508,942
Total Common Stocks & Other Equity Interests (Cost $97,820,261)		110,875,224
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $175,933)	175,933	175,933
TOTAL INVESTMENTS IN SECURITIES-100.20% (Cost $97,996,194)		111,051,157
OTHER ASSETS LESS LIABILITIES-(0.20)%		(220,233)
NET ASSETS-100.00%		$110,830,924
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Integrated Oil & Gas-5.00%
Occidental Petroleum Corp.	31,465	$ 1,616,042
Oil & Gas Exploration & Production-69.77%
Anadarko Petroleum Corp.	23,031	1,696,464
Berry Petroleum Corp.	82,878	812,204
Cabot Oil & Gas Corp.	35,396	678,187
Carrizo Oil & Gas, Inc.(b)	85,832	817,979
CNX Resources Corp.(b)	118,318	972,574
ConocoPhillips	27,708	1,636,989
Denbury Resources, Inc.(b)	593,957	671,171
Devon Energy Corp.	34,559	933,093
EOG Resources, Inc.	19,454	1,670,126
EQT Corp.	48,792	737,247
Geopark Ltd. (Colombia)(b)(c)	55,132	1,050,265
Gran Tierra Energy, Inc. (Canada)(b)	452,252	737,171
Gulfport Energy Corp.(b)	159,953	604,622
Hess Corp.	28,264	1,832,638
Magnolia Oil & Gas Corp., Class A(b)	78,914	882,259
Marathon Oil Corp.	65,414	920,375
Oasis Petroleum, Inc.(b)	171,664	836,004
Pioneer Natural Resources Co.	11,309	1,561,094
Range Resources Corp.(c)	114,076	649,092
Southwestern Energy Co.(b)	249,562	549,036
SRC Energy, Inc.(b)	181,453	740,328
Talos Energy, Inc.(b)	36,203	745,058
Whiting Petroleum Corp.(b)(c)	47,189	834,302
		22,568,278
Oil & Gas Refining & Marketing-25.27%
CVR Energy, Inc.	20,322	1,078,489
Delek US Holdings, Inc.	28,140	1,212,271
HollyFrontier Corp.	22,498	1,119,725
Marathon Petroleum Corp.	34,672	1,955,154
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
PBF Energy, Inc., Class A	32,141	$ 897,698
Valero Energy Corp.	22,415	1,910,879
		8,174,216
Total Common Stocks & Other Equity Interests (Cost $42,865,449)		32,358,536
Money Market Funds-0.32%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $102,994)	102,994	102,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.36% (Cost $42,968,443)		32,461,530
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-4.23%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,026,171	1,026,171
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	341,920	342,057
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,368,228)		1,368,228
TOTAL INVESTMENTS IN SECURITIES-104.59% (Cost $44,336,671)		33,829,758
OTHER ASSETS LESS LIABILITIES-(4.59)%		(1,483,231)
NET ASSETS-100.00%		$32,346,527
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Agricultural Products-5.69%
Archer-Daniels-Midland Co.	48,150	$ 1,978,002
Bunge Ltd.	36,183	2,114,173
		4,092,175
Distributors-2.62%
Core-Mark Holding Co., Inc.	50,376	1,885,574
Food Distributors-2.85%
Performance Food Group Co.(b)	46,823	2,053,188
Food Retail-7.04%
Kroger Co. (The)	81,292	1,720,139
Sprouts Farmers Market, Inc.(b)	92,407	1,564,450
Weis Markets, Inc.	48,796	1,778,614
		5,063,203
Packaged Foods & Meats-50.41%
Cal-Maine Foods, Inc.	49,448	1,966,547
Flowers Foods, Inc.	83,191	1,971,627
General Mills, Inc.	69,541	3,693,322
Hershey Co. (The)	25,954	3,938,260
JM Smucker Co. (The)	15,284	1,699,428
John B. Sanfilippo & Son, Inc.	24,072	2,092,098
McCormick & Co., Inc.	11,928	1,891,065
Mondelez International, Inc., Class A	66,244	3,543,392
Nomad Foods Ltd. (United Kingdom)(b)	88,057	1,961,029
Pilgrim’s Pride Corp.(b)	71,197	1,926,591
Post Holdings, Inc.(b)	17,371	1,862,519
Simply Good Foods Co. (The)(b)	84,752	2,307,797
Tootsie Roll Industries, Inc.(c)	48,515	1,812,520
TreeHouse Foods, Inc.(b)	35,239	2,091,082
Tyson Foods, Inc., Class A	44,241	3,517,159
		36,274,436
Restaurants-16.65%
Chipotle Mexican Grill, Inc.(b)	2,731	2,172,592
Starbucks Corp.	44,572	4,220,523
Wendy’s Co. (The)	100,479	1,827,713
Yum! Brands, Inc.	33,432	3,761,769
		11,982,597
	Shares	Value
Soft Drinks-14.71%
Coca-Cola Co. (The)	68,934	$ 3,627,997
Coca-Cola Consolidated, Inc.	5,941	1,743,862
Coca-Cola European Partners PLC (United Kingdom)	33,343	1,843,201
PepsiCo, Inc.	26,398	3,373,928
		10,588,988
Total Common Stocks & Other Equity Interests (Cost $64,604,861)		71,940,161
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $138,441)	138,441	138,441
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $64,743,302)		72,078,602
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.33%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,257,391	1,257,391
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	418,963	419,130
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,676,503)		1,676,521
TOTAL INVESTMENTS IN SECURITIES-102.49% (Cost $66,419,805)		73,755,123
OTHER ASSETS LESS LIABILITIES-(2.49)%		(1,794,788)
NET ASSETS-100.00%		$71,960,335
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Broadcasting-11.07%
AMC Networks, Inc., Class A(b)	28,637	$ 1,528,643
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	420,231	1,975,086
Discovery, Inc., Class A(b)(c)	103,651	3,141,662
		6,645,391
Cable & Satellite-2.34%
MSG Networks, Inc., Class A(b)	74,027	1,405,773
Casinos & Gaming-2.70%
Everi Holdings, Inc.(b)	135,141	1,623,043
Food Distributors-5.35%
Performance Food Group Co.(b)	38,783	1,700,635
US Foods Holding Corp.(b)	42,785	1,513,305
		3,213,940
Hotels, Resorts & Cruise Lines-12.92%
Choice Hotels International, Inc.	18,518	1,589,029
Hilton Worldwide Holdings, Inc.	31,363	3,028,098
Lindblad Expeditions Holdings, Inc.(b)	93,584	1,762,187
Norwegian Cruise Line Holdings Ltd.(b)	27,807	1,374,778
		7,754,092
Interactive Media & Services-5.33%
Liberty TripAdvisor Holdings, Inc., Class A(b)	140,979	1,628,307
TripAdvisor, Inc.(b)(c)	35,646	1,573,771
		3,202,078
Internet & Direct Marketing Retail-5.36%
Expedia Group, Inc.	24,221	3,215,095
Leisure Facilities-5.12%
Planet Fitness, Inc., Class A(b)	20,300	1,596,798
SeaWorld Entertainment, Inc.(b)	48,386	1,479,160
		3,075,958
Movies & Entertainment-20.94%
AMC Entertainment Holdings, Inc., Class A(c)	127,714	1,510,857
Cinemark Holdings, Inc.	40,385	1,612,169
Live Nation Entertainment, Inc.(b)	24,892	1,793,717
Madison Square Garden Co. (The), Class A(b)	5,189	1,505,018
Manchester United PLC, Class A (United Kingdom)	82,910	1,489,064
Viacom, Inc., Class B	53,407	1,620,902
Walt Disney Co. (The)	21,271	3,041,966
		12,573,693
	Shares	Value
Restaurants-28.87%
Chipotle Mexican Grill, Inc.(b)	4,147	$ 3,299,063
Darden Restaurants, Inc.	23,902	2,905,527
Dave & Buster’s Entertainment, Inc.	30,235	1,229,053
Denny’s Corp.(b)	78,538	1,774,173
Starbucks Corp.	36,918	3,495,766
Wendy’s Co. (The)	83,226	1,513,881
Yum! Brands, Inc.	27,691	3,115,791
		17,333,254
Total Common Stocks & Other Equity Interests (Cost $56,433,086)		60,042,317
Money Market Funds-0.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $143,986)	143,986	143,986
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $56,577,072)		60,186,303
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.65%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	4,343,791	4,343,791
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,448,466	1,449,046
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,792,798)		5,792,837
TOTAL INVESTMENTS IN SECURITIES-109.89% (Cost $62,369,870)		65,979,140
OTHER ASSETS LESS LIABILITIES-(9.89)%		(5,936,973)
NET ASSETS-100.00%		$60,042,167
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Advertising-5.42%
Interpublic Group of Cos., Inc. (The)	82,300	$ 1,886,316
Omnicom Group, Inc.	22,872	1,834,792
		3,721,108
Broadcasting-26.42%
AMC Networks, Inc., Class A(b)	33,115	1,767,679
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	485,939	2,283,913
Discovery, Inc., Class A(b)(c)	65,379	1,981,637
E.W. Scripps Co. (The), Class A	113,985	1,747,390
Entercom Communications Corp., Class A	309,539	1,758,182
Gray Television, Inc.(b)	98,922	1,755,866
Nexstar Media Group, Inc., Class A	16,926	1,722,559
Sinclair Broadcast Group, Inc., Class A	31,965	1,606,241
TEGNA, Inc.	115,099	1,748,354
Tribune Media Co., Class A	38,411	1,784,959
		18,156,780
Cable & Satellite-7.88%
MSG Networks, Inc., Class A(b)	85,603	1,625,601
Sirius XM Holdings, Inc.(c)	605,539	3,790,674
		5,416,275
Interactive Media & Services-32.17%
Alphabet, Inc., Class A(b)	2,899	3,531,562
Cars.com, Inc.(b)	84,220	1,600,180
Facebook, Inc., Class A(b)	17,771	3,451,661
IAC/InterActiveCorp.(b)	7,979	1,907,380
Match Group, Inc.	46,671	3,513,860
Snap, Inc., Class A(b)	147,933	2,485,274
Twitter, Inc.(b)	87,552	3,704,325
Yandex N.V., Class A (Russia)(b)	48,739	1,911,544
		22,105,786
Internet & Direct Marketing Retail-5.08%
MercadoLibre, Inc. (Argentina)(b)	5,619	3,491,759
Movies & Entertainment-12.19%
Netflix, Inc.(b)	9,243	2,985,396
Viacom, Inc., Class B	61,756	1,874,295
Walt Disney Co. (The)	24,596	3,517,474
		8,377,165
	Shares	Value
Publishing-10.90%
Meredith Corp.	33,240	$ 1,823,546
New York Times Co. (The), Class A	55,084	1,965,397
News Corp., Class A	154,902	2,038,510
Scholastic Corp.	48,539	1,658,578
		7,486,031
Total Common Stocks & Other Equity Interests (Cost $64,162,278)		68,754,904
Money Market Funds-0.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $126,207)	126,207	126,207
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $64,288,485)		68,881,111
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-6.73%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	3,467,403	3,467,403
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,155,339	1,155,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,623,203)		4,623,204
TOTAL INVESTMENTS IN SECURITIES-106.97% (Cost $68,911,688)		73,504,315
OTHER ASSETS LESS LIABILITIES-(6.97)%		(4,788,024)
NET ASSETS-100.00%		$68,716,291
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Application Software-2.57%
Citrix Systems, Inc.	18,489	$ 1,742,403
Communications Equipment-31.54%
ADTRAN, Inc.	109,275	1,214,045
Arista Networks, Inc.(b)	12,951	3,541,451
Ciena Corp.(b)	49,385	2,233,190
Cisco Systems, Inc.	59,948	3,321,119
F5 Networks, Inc.(b)	12,877	1,889,313
Juniper Networks, Inc.	69,346	1,873,729
Motorola Solutions, Inc.	21,227	3,522,833
Radware Ltd. (Israel)(b)	75,536	1,992,640
Ubiquiti Networks, Inc.	14,149	1,821,401
		21,409,721
Consumer Electronics-2.62%
Garmin Ltd.	22,678	1,782,264
Electronic Components-7.22%
Amphenol Corp., Class A	36,287	3,386,303
Belden, Inc.	33,277	1,512,772
		4,899,075
Internet Services & Infrastructure-6.13%
Akamai Technologies, Inc.(b)	22,805	2,009,805
Okta, Inc.(b)	16,432	2,149,798
		4,159,603
Semiconductors-11.33%
Inphi Corp.(b)	39,461	2,375,947
Mellanox Technologies Ltd.(b)	15,862	1,786,379
QUALCOMM, Inc.	48,227	3,528,287
		7,690,613
Systems Software-32.97%
Check Point Software Technologies Ltd. (Israel)(b)	28,528	3,193,710
CyberArk Software Ltd. (Israel)(b)	13,253	1,840,577
Fortinet, Inc.(b)	23,033	1,849,780
Proofpoint, Inc.(b)	15,268	1,926,822
Qualys, Inc.(b)	19,424	1,681,341
Rapid7, Inc.(b)	33,436	2,027,893
	Shares	Value
Systems Software-(continued)
SecureWorks Corp., Class A(b)(c)	112,215	$ 1,339,847
Symantec Corp.	92,780	2,000,337
Tenable Holdings, Inc.(b)	62,672	1,570,560
VMware, Inc., Class A	16,806	2,932,479
Zscaler, Inc.(b)	23,999	2,022,396
		22,385,742
Technology Hardware, Storage & Peripherals-5.65%
Apple, Inc.	18,011	3,837,063
Total Common Stocks & Other Equity Interests (Cost $62,308,385)		67,906,484
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $127,999)	127,999	127,999
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $62,436,384)		68,034,483
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.51%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	769,045	769,045
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	256,246	256,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,025,390)		1,025,393
TOTAL INVESTMENTS IN SECURITIES-101.73% (Cost $63,461,774)		69,059,876
OTHER ASSETS LESS LIABILITIES-(1.73)%		(1,171,935)
NET ASSETS-100.00%		$67,887,941
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
Israel	10.35%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Oil & Gas Drilling-24.11%
Diamond Offshore Drilling, Inc.(b)(c)	51,101	$ 461,953
Helmerich & Payne, Inc.	14,936	742,021
Nabors Industries Ltd.	177,742	526,116
Patterson-UTI Energy, Inc.	67,337	783,129
Transocean Ltd.(b)	113,043	687,302
Valaris plc(c)	44,727	366,314
		3,566,835
Oil & Gas Equipment & Services-67.82%
Apergy Corp.(b)	23,428	762,113
Archrock, Inc.	45,072	494,891
Baker Hughes, a GE Co., Class A	35,402	898,857
C&J Energy Services, Inc.(b)	32,756	358,351
Cactus, Inc., Class A(b)	12,521	367,742
Core Laboratories N.V.(c)	8,576	430,258
DMC Global, Inc.	5,907	308,582
Dril-Quip, Inc.(b)	9,975	524,884
FTS International, Inc.(b)	62,990	250,070
Halliburton Co.	33,806	777,538
Helix Energy Solutions Group, Inc.(b)	57,986	507,957
Keane Group, Inc.(b)	54,003	339,679
Liberty Oilfield Services, Inc., Class A(c)	30,553	432,325
McDermott International, Inc.(b)	66,798	428,843
National Oilwell Varco, Inc.	35,570	847,277
Oil States International, Inc.(b)	24,233	361,556
ProPetro Holding Corp.(b)	20,783	376,796
RPC, Inc.(c)	53,649	331,551
Schlumberger Ltd.	21,305	851,561
Select Energy Services, Inc., Class A(b)	37,644	382,839
		10,033,670
Oil & Gas Storage & Transportation-8.15%
DHT Holdings, Inc.	73,132	413,196
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
Frontline Ltd. (Norway)(b)	51,879	$ 382,348
Scorpio Tankers, Inc. (Monaco)	15,663	410,527
		1,206,071
Total Common Stocks & Other Equity Interests (Cost $21,310,055)		14,806,576
Money Market Funds-0.77%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $114,511)	114,511	114,511
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.85% (Cost $21,424,566)		14,921,087
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-9.82%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,089,555	1,089,555
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	363,040	363,185
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,452,733)		1,452,740
TOTAL INVESTMENTS IN SECURITIES-110.67% (Cost $22,877,299)		16,373,827
OTHER ASSETS LESS LIABILITIES-(10.67)%		(1,578,399)
NET ASSETS-100.00%		$14,795,428
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-38.54%
AbbVie, Inc.	251,276	$ 16,740,007
Alexion Pharmaceuticals, Inc.(b)	88,285	10,001,808
Amgen, Inc.	115,367	21,525,175
Biogen, Inc.(b)	47,532	11,304,060
Celgene Corp.(b)	112,480	10,332,413
Eagle Pharmaceuticals, Inc.(b)	208,125	11,417,737
Enanta Pharmaceuticals, Inc.(b)	116,461	8,736,904
Gilead Sciences, Inc.	307,891	20,173,018
Ligand Pharmaceuticals, Inc.(b)(c)	96,776	8,855,972
Medicines Co. (The)(b)	305,583	10,952,095
Regeneron Pharmaceuticals, Inc.(b)	34,540	10,526,410
Vanda Pharmaceuticals, Inc.(b)	714,871	8,900,144
		149,465,743
Health Care Equipment-5.72%
Abbott Laboratories	254,859	22,198,219
Pharmaceuticals-55.70%
Allergan PLC	86,892	13,946,166
ANI Pharmaceuticals, Inc.(b)	156,963	13,277,500
Bausch Health Cos. Inc.(b)	495,908	11,886,915
Bristol-Myers Squibb Co.	231,848	10,296,370
Corcept Therapeutics, Inc.(b)(c)	1,063,729	11,977,589
Eli Lilly and Co.	168,263	18,332,254
Endo International PLC(b)	2,053,529	6,509,687
Horizon Therapeutics plc(b)	448,642	11,166,699
Innoviva, Inc.(b)	756,025	8,981,577
Jazz Pharmaceuticals PLC(b)	83,104	11,583,036
Johnson & Johnson	147,618	19,222,816
Mallinckrodt PLC(b)(c)	1,175,394	8,004,433
Merck & Co., Inc.	244,751	20,311,885
Pacira BioSciences, Inc.(b)	239,254	10,500,858
Pfizer, Inc.	465,434	18,077,457
	Shares	Value
Pharmaceuticals-(continued)
Prestige Consumer Healthcare Inc.(b)	366,549	$ 12,682,595
Taro Pharmaceutical Industries Ltd.	115,046	9,292,265
		216,050,102
Total Common Stocks & Other Equity Interests (Cost $395,006,042)		387,714,064
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $211,764)	211,764	211,764
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $395,217,806)		387,925,828
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.27%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	6,613,023	6,613,023
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	2,203,460	2,204,341
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,817,364)		8,817,364
TOTAL INVESTMENTS IN SECURITIES-102.29% (Cost $404,035,170)		396,743,192
OTHER ASSETS LESS LIABILITIES-(2.29)%		(8,865,040)
NET ASSETS-100.00%		$387,878,152
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Retail ETF (PMR)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Apparel Retail-2.93%
Burlington Stores, Inc.(b)	1,218	$ 220,154
Apparel, Accessories & Luxury Goods-5.42%
lululemon athletica, Inc.(b)	2,127	406,448
Automotive Retail-27.56%
Advance Auto Parts, Inc.	1,192	179,563
Asbury Automotive Group, Inc.(b)	2,471	227,530
AutoZone, Inc.(b)	333	373,972
CarMax, Inc.(b)	2,434	213,608
Group 1 Automotive, Inc.	2,516	211,243
Lithia Motors, Inc., Class A	1,635	215,624
O’Reilly Automotive, Inc.(b)	936	356,391
Sonic Automotive, Inc., Class A	10,501	289,513
		2,067,444
Computer & Electronics Retail-5.83%
Best Buy Co., Inc.	2,924	223,774
Rent-A-Center, Inc.(b)	7,887	213,185
		436,959
Food Retail-8.89%
Kroger Co. (The)	15,297	323,684
Sprouts Farmers Market, Inc.(b)	9,484	160,564
Weis Markets, Inc.	5,008	182,542
		666,790
General Merchandise Stores-7.16%
Ollie’s Bargain Outlet Holdings, Inc.(b)	1,920	162,605
Target Corp.	4,335	374,544
		537,149
Homefurnishing Retail-8.12%
Aaron’s, Inc.	3,477	219,225
Bed Bath & Beyond, Inc.(c)	14,884	144,524
Williams-Sonoma, Inc.	3,684	245,649
		609,398
Hypermarkets & Super Centers-15.72%
BJs Wholesale Club Holdings, Inc.(b)	7,548	177,831
Costco Wholesale Corp.	1,443	397,734
PriceSmart, Inc.	3,729	227,469
Walmart, Inc.	3,410	376,396
		1,179,430
	Shares	Value
Internet & Direct Marketing Retail-10.71%
1-800-Flowers.com, Inc., Class A(b)	10,536	$ 206,295
eBay, Inc.	9,578	394,518
Etsy, Inc.(b)	3,019	202,333
		803,146
Specialty Stores-5.04%
Five Below, Inc.(b)	1,470	172,666
Tractor Supply Co.	1,886	205,216
		377,882
Trading Companies & Distributors-2.67%
Rush Enterprises, Inc., Class A	5,320	200,351
Total Common Stocks & Other Equity Interests (Cost $6,879,851)		7,505,151
Money Market Funds-1.32%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $99,417)	99,417	99,417
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.37% (Cost $6,979,268)		7,604,568
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.74%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	97,966	97,966
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	32,642	32,655
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,621)		130,621
TOTAL INVESTMENTS IN SECURITIES-103.11% (Cost $7,109,889)		7,735,189
OTHER ASSETS LESS LIABILITIES-(3.11)%		(233,591)
NET ASSETS-100.00%		$7,501,598
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Electronic Manufacturing Services-2.47%
TE Connectivity Ltd.	50,012	$ 4,621,109
Semiconductor Equipment-22.31%
Amkor Technology, Inc.(b)	650,307	6,002,333
Applied Materials, Inc.	200,354	9,891,477
FormFactor, Inc.(b)	299,796	5,030,577
Kulicke & Soffa Industries, Inc. (Singapore)	223,001	5,046,513
Lam Research Corp.	24,320	5,073,395
Rudolph Technologies, Inc.(b)	186,121	5,010,377
Teradyne, Inc.	102,093	5,689,643
		41,744,315
Semiconductors-75.22%
Ambarella, Inc.(b)	113,009	5,644,800
Analog Devices, Inc.	81,217	9,539,749
Broadcom, Inc.	31,035	8,999,840
Cirrus Logic, Inc.(b)	113,451	5,564,772
Cree, Inc.(b)	76,804	4,775,673
Cypress Semiconductor Corp.	242,821	5,577,598
Diodes, Inc.(b)	137,079	5,839,565
Inphi Corp.(b)	97,861	5,892,211
Intel Corp.	178,049	9,000,377
Lattice Semiconductor Corp.(b)	351,744	6,802,729
Maxim Integrated Products, Inc.	81,748	4,838,664
MaxLinear, Inc.(b)	205,393	4,514,538
	Shares	Value
Semiconductors-(continued)
Micron Technology, Inc.(b)	239,018	$ 10,729,518
NXP Semiconductors N.V. (Netherlands)	87,633	9,060,376
ON Semiconductor Corp.(b)	239,871	5,159,625
Power Integrations, Inc.	65,879	5,999,600
QUALCOMM, Inc.	119,598	8,749,790
Rambus, Inc.(b)	381,057	4,747,970
Silicon Laboratories, Inc.(b)	46,105	5,173,442
Texas Instruments, Inc.	75,533	9,442,380
Xilinx, Inc.	41,196	4,704,995
		140,758,212
Total Common Stocks & Other Equity Interests (Cost $159,179,260)		187,123,636
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $219,409)	219,409	219,409
TOTAL INVESTMENTS IN SECURITIES-100.12% (Cost $159,398,669)		187,343,045
OTHER ASSETS LESS LIABILITIES-(0.12)%		(230,446)
NET ASSETS-100.00%		$187,112,599
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Application Software-62.67%
ACI Worldwide, Inc.(b)	432,586	$ 14,517,586
Alteryx, Inc., Class A(b)	157,867	18,555,687
Atlassian Corp. PLC, Class A(b)	201,628	28,252,115
Cadence Design Systems, Inc.(b)	395,669	29,243,896
Everbridge, Inc.(b)	172,609	17,657,901
Fair Isaac Corp.(b)	46,649	16,206,796
HubSpot, Inc.(b)	78,415	14,014,329
Intuit, Inc.	102,591	28,449,510
Manhattan Associates, Inc.(b)	211,065	17,938,414
Nuance Communications, Inc.(b)	808,477	13,453,057
Paycom Software, Inc.(b)	66,368	15,978,096
Paylocity Holding Corp.(b)	137,761	14,064,021
RingCentral, Inc., Class A(b)	114,950	16,320,601
Sapiens International Corp. N.V. (Israel)	981,722	15,795,907
SPS Commerce, Inc.(b)	134,128	14,999,534
Synopsys, Inc.(b)	217,446	28,868,131
Trade Desk, Inc. (The), Class A(b)	68,757	18,104,406
Verint Systems, Inc.(b)	243,447	14,088,278
Workiva, Inc.(b)	246,337	14,161,914
		350,670,179
Health Care Technology-7.72%
HealthStream, Inc.(b)	561,323	15,851,762
Veeva Systems, Inc., Class A(b)	164,929	27,361,721
		43,213,483
Interactive Home Entertainment-7.64%
Glu Mobile, Inc.(b)	1,703,248	12,706,230
	Shares	Value
Interactive Home Entertainment-(continued)
Take-Two Interactive Software, Inc.(b)	129,752	$ 15,897,215
Zynga, Inc., Class A(b)	2,213,957	14,125,046
		42,728,491
Semiconductor Equipment-2.52%
Xperi Corp.	661,652	14,126,270
Systems Software-19.50%
CyberArk Software Ltd. (Israel)(b)	105,030	14,586,566
Microsoft Corp.	202,411	27,582,547
Oracle Corp.	492,057	27,702,809
VMware, Inc., Class A	133,184	23,239,276
Zscaler, Inc.(b)	190,184	16,026,806
		109,138,004
Total Common Stocks & Other Equity Interests (Cost $474,795,505)		559,876,427
Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $138,843)	138,843	138,843
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $474,934,348)		560,015,270
OTHER ASSETS LESS LIABILITIES-(0.08)%		(441,612)
NET ASSETS-100.00%		$559,573,658
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aluminum-2.81%
Century Aluminum Co.(b)	109,668	$ 788,513
Kaiser Aluminum Corp.	8,469	815,311
		1,603,824
Commodity Chemicals-5.09%
LyondellBasell Industries N.V., Class A	20,468	1,712,967
Westlake Chemical Corp.	17,649	1,192,543
		2,905,510
Copper-1.86%
Freeport-McMoRan, Inc.	95,803	1,059,581
Diversified Metals & Mining-3.08%
Compass Minerals International, Inc.	15,583	870,310
Materion Corp.	14,315	889,391
		1,759,701
Fertilizers & Agricultural Chemicals-8.50%
CF Industries Holdings, Inc.	30,096	1,491,558
FMC Corp.	25,232	2,180,550
Mosaic Co. (The)	46,881	1,180,932
		4,853,040
Forest Products-2.86%
Louisiana-Pacific Corp.	62,463	1,632,783
Gold-5.92%
Coeur Mining, Inc.(b)	221,569	1,019,218
Newmont Goldcorp Corp.	35,666	1,302,522
Royal Gold, Inc.	9,209	1,053,970
		3,375,710
Industrial Gases-3.59%
Air Products and Chemicals, Inc.	8,981	2,050,093
Oil & Gas Equipment & Services-1.77%
US Silica Holdings, Inc.(c)	73,017	1,012,016
Paper Packaging-3.43%
Avery Dennison Corp.	17,031	1,956,351
Paper Products-3.95%
Domtar Corp.	19,816	841,189
Schweitzer-Mauduit International, Inc.	22,501	774,709
Verso Corp., Class A(b)	39,447	638,253
		2,254,151
Specialized REITs-4.73%
PotlatchDeltic Corp.	22,424	825,652
Rayonier, Inc.	28,164	817,882
Weyerhaeuser Co.	41,549	1,055,760
		2,699,294
Specialty Chemicals-43.50%
Ashland Global Holdings, Inc.	27,511	2,186,574
Balchem Corp.	7,596	779,653
Celanese Corp., Series A	16,215	1,818,837
DuPont de Nemours, Inc.	25,003	1,804,216
Ecolab, Inc.	10,237	2,065,110
	Shares	Value
Specialty Chemicals-(continued)
Element Solutions, Inc.(b)	84,946	$ 851,159
Ferro Corp.(b)	57,039	840,184
Ingevity Corp.(b)	13,957	1,375,323
Innospec, Inc.	11,313	1,056,408
International Flavors & Fragrances, Inc.	11,979	1,724,856
Kraton Corp.(b)	27,027	828,918
NewMarket Corp.	2,202	928,385
PolyOne Corp.	29,202	956,950
PPG Industries, Inc.	15,504	1,820,015
Quaker Chemical Corp.	7,487	1,402,989
RPM International, Inc.	24,557	1,665,701
Sensient Technologies Corp.	14,909	1,016,347
Stepan Co.	9,140	906,231
W.R. Grace & Co.	11,825	801,853
		24,829,709
Steel-8.90%
Allegheny Technologies, Inc.(b)	42,179	918,237
Carpenter Technology Corp.	18,972	853,930
Cleveland-Cliffs, Inc.(c)	128,091	1,365,450
Commercial Metals Co.	51,277	897,860
Reliance Steel & Aluminum Co.	10,450	1,044,477
		5,079,954
Total Common Stocks & Other Equity Interests (Cost $53,899,220)		57,071,717
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $172,738)	172,738	172,738
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $54,071,958)		57,244,455
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.82%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,207,776	1,207,776
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	402,431	402,592
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,610,368)		1,610,368
TOTAL INVESTMENTS IN SECURITIES-103.11% (Cost $55,682,326)		58,854,823
OTHER ASSETS LESS LIABILITIES-(3.11)%		(1,774,092)
NET ASSETS-100.00%		$57,080,731

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Apparel Retail-1.45%
Boot Barn Holdings, Inc.(b)	23,366	$ 731,122
Apparel, Accessories & Luxury Goods-2.08%
Under Armour, Inc., Class A(b)	45,515	1,050,031
Application Software-5.42%
Trade Desk, Inc. (The), Class A(b)	10,382	2,733,684
Auto Parts & Equipment-3.02%
Adient PLC	34,829	827,189
Stoneridge, Inc.(b)	21,405	697,161
		1,524,350
Automotive Retail-7.80%
AutoZone, Inc.(b)	1,050	1,179,192
O’Reilly Automotive, Inc.(b)	7,251	2,760,891
		3,940,083
Broadcasting-2.47%
Sinclair Broadcast Group, Inc., Class A	24,808	1,246,602
Cable & Satellite-6.09%
Cable One, Inc.	1,135	1,381,068
Charter Communications, Inc., Class A(b)	4,399	1,695,287
		3,076,355
Casinos & Gaming-4.20%
Churchill Downs, Inc.	9,048	1,082,593
Eldorado Resorts, Inc.(b)	23,012	1,038,302
		2,120,895
Consumer Electronics-2.39%
Garmin Ltd.	15,352	1,206,514
Distributors-2.31%
Funko, Inc., Class A(b)(c)	46,677	1,167,392
Footwear-7.85%
Deckers Outdoor Corp.(b)	9,520	1,487,785
NIKE, Inc., Class B	28,796	2,477,320
		3,965,105
General Merchandise Stores-3.31%
Ollie’s Bargain Outlet Holdings, Inc.(b)	19,722	1,670,256
Home Improvement Retail-3.18%
Home Depot, Inc. (The)	7,502	1,603,102
Homebuilding-4.00%
KB Home	29,538	775,963
NVR, Inc.(b)	372	1,244,020
		2,019,983
Homefurnishing Retail-1.69%
Aaron’s, Inc.	13,520	852,436
Interactive Media & Services-4.06%
IAC/InterActiveCorp.(b)	8,579	2,050,810
Internet & Direct Marketing Retail-1.19%
1-800-Flowers.com, Inc., Class A(b)	30,672	600,558
Leisure Facilities-6.45%
Planet Fitness, Inc., Class A(b)	22,554	1,774,098
SeaWorld Entertainment, Inc.(b)	48,429	1,480,474
		3,254,572
	Shares	Value
Movies & Entertainment-9.47%
Live Nation Entertainment, Inc.(b)	27,056	$ 1,949,655
Netflix, Inc.(b)	4,711	1,521,606
Walt Disney Co. (The)	9,143	1,307,541
		4,778,802
Publishing-2.74%
New York Times Co. (The), Class A	38,780	1,383,670
Restaurants-8.69%
Darden Restaurants, Inc.	10,537	1,280,878
Shake Shack, Inc., Class A(b)	11,338	846,495
Wendy’s Co. (The)	57,154	1,039,631
Wingstop, Inc.	12,790	1,222,596
		4,389,600
Specialty Stores-8.51%
Five Below, Inc.(b)	14,319	1,681,910
Tractor Supply Co.	10,893	1,185,267
Ulta Beauty, Inc.(b)	4,098	1,431,226
		4,298,403
Trading Companies & Distributors-1.70%
SiteOne Landscape Supply, Inc.(b)	11,648	860,438
Total Common Stocks & Other Equity Interests (Cost $46,898,535)		50,524,763
Money Market Funds-0.25%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $128,287)	128,287	128,287
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $47,026,822)		50,653,050
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.08%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	785,668	785,668
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	261,785	261,889
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,047,557)		1,047,557
TOTAL INVESTMENTS IN SECURITIES-102.40% (Cost $48,074,379)		51,700,607
OTHER ASSETS LESS LIABILITIES-(2.40)%		(1,211,004)
NET ASSETS-100.00%		$50,489,603

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Agricultural Products-2.67%
Darling Ingredients, Inc.(b)	196,824	$ 4,001,432
Brewers-3.76%
Boston Beer, Co., Inc. (The), Class A(b)	14,340	5,625,869
Distillers & Vintners-3.67%
Constellation Brands, Inc., Class A	27,927	5,496,592
Education Services-15.78%
Bright Horizons Family Solutions, Inc.(b)	29,601	4,501,424
Career Education Corp.(b)	226,842	4,300,924
Chegg, Inc.(b)	143,606	6,450,782
Grand Canyon Education, Inc.(b)	35,486	3,859,812
Strategic Education, Inc.	25,323	4,507,241
		23,620,183
Food Distributors-8.49%
Performance Food Group Co.(b)	97,870	4,291,599
Sysco Corp.	62,486	4,284,665
US Foods Holding Corp.(b)	116,873	4,133,798
		12,710,062
Home Furnishings-3.21%
Tempur Sealy International, Inc.(b)	59,832	4,799,723
Household Products-15.21%
Church & Dwight Co., Inc.	77,154	5,820,498
Clorox Co. (The)	27,573	4,483,370
Kimberly-Clark Corp.	31,271	4,241,911
Procter & Gamble Co. (The)	41,027	4,842,827
Spectrum Brands Holdings, Inc.	67,427	3,378,767
		22,767,373
Industrial Machinery-3.21%
Stanley Black & Decker, Inc.	32,617	4,813,943
Packaged Foods & Meats-25.93%
Freshpet, Inc.(b)	97,683	4,410,388
Hershey Co. (The)	33,482	5,080,559
J & J Snack Foods Corp.	26,998	5,017,308
McCormick & Co., Inc.	32,534	5,157,940
Mondelez International, Inc., Class A	77,615	4,151,626
Post Holdings, Inc.(b)	46,344	4,969,004
Sanderson Farms, Inc.	34,657	4,540,760
Tyson Foods, Inc., Class A	69,192	5,500,764
		38,828,349
	Shares	Value
Personal Products-3.37%
Estee Lauder Cos., Inc. (The), Class A	27,375	$ 5,042,201
Soft Drinks-2.82%
PepsiCo, Inc.	33,043	4,223,226
Specialized Consumer Services-6.25%
Service Corp. International	108,195	4,992,117
ServiceMaster Global Holdings, Inc.(b)	82,028	4,366,351
		9,358,468
Tobacco-5.64%
Altria Group, Inc.	111,231	5,235,643
Turning Point Brands, Inc.(c)	86,520	3,212,488
		8,448,131
Total Common Stocks & Other Equity Interests (Cost $134,779,350)		149,735,552
Money Market Funds-0.16%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $244,226)	244,226	244,226
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $135,023,576)		149,979,778
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.26%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	2,541,869	2,541,869
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	846,951	847,290
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,389,159)		3,389,159
TOTAL INVESTMENTS IN SECURITIES-102.43% (Cost $138,412,735)		153,368,937
OTHER ASSETS LESS LIABILITIES-(2.43)%		(3,644,152)
NET ASSETS-100.00%		$149,724,785
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Coal & Consumable Fuels-2.26%
Arch Coal, Inc., Class A	9,701	$ 864,941
Integrated Oil & Gas-5.25%
Chevron Corp.	9,787	1,204,877
Exxon Mobil Corp.	10,786	802,047
		2,006,924
Oil & Gas Drilling-2.04%
Helmerich & Payne, Inc.	15,695	779,728
Oil & Gas Equipment & Services-15.36%
Archrock, Inc.	62,558	686,887
Cactus, Inc., Class A(b)	28,777	845,181
Dril-Quip, Inc.(b)	15,346	807,507
Helix Energy Solutions Group, Inc.(b)	85,779	751,424
McDermott International, Inc.(b)	82,743	531,210
Oceaneering International, Inc.(b)	36,463	563,353
Oil States International, Inc.(b)	33,744	503,460
ProPetro Holding Corp.(b)	36,570	663,014
Select Energy Services, Inc., Class A(b)	51,259	521,304
		5,873,340
Oil & Gas Exploration & Production-35.88%
Berry Petroleum Corp.	54,916	538,177
Cabot Oil & Gas Corp.	49,064	940,066
California Resources Corp.(b)(c)	34,493	528,088
ConocoPhillips	19,750	1,166,830
Continental Resources, Inc.(b)	23,319	866,767
Devon Energy Corp.	28,849	778,923
Diamondback Energy, Inc.	12,424	1,285,014
EOG Resources, Inc.	10,706	919,110
Hess Corp.	19,649	1,274,041
Kosmos Energy Ltd. (Ghana)	112,615	676,816
Marathon Oil Corp.	64,576	908,584
Murphy Oil Corp.	34,021	817,865
Oasis Petroleum, Inc.(b)	136,837	666,396
Pioneer Natural Resources Co.	9,413	1,299,371
Talos Energy, Inc.(b)	26,099	537,118
Tellurian, Inc.(b)(c)	84,409	520,804
		13,723,970
Oil & Gas Refining & Marketing-23.94%
CVR Energy, Inc.	21,942	1,164,462
Delek US Holdings, Inc.	25,096	1,081,136
HollyFrontier Corp.	22,532	1,121,418
Marathon Petroleum Corp.	26,213	1,478,151
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Par Pacific Holdings, Inc.(b)	31,291	$ 721,570
PBF Energy, Inc., Class A	27,279	761,902
Phillips 66	14,910	1,529,170
Valero Energy Corp.	15,221	1,297,590
		9,155,399
Oil & Gas Storage & Transportation-12.77%
Cheniere Energy, Inc.(b)	22,058	1,437,079
Kinder Morgan, Inc.	59,280	1,222,353
Targa Resources Corp.	27,935	1,086,951
Williams Cos., Inc. (The)	46,152	1,137,185
		4,883,568
Steel-2.43%
Warrior Met Coal, Inc.	37,570	929,482
Total Common Stocks & Other Equity Interests (Cost $43,881,881)		38,217,352
Money Market Funds-0.44%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $167,644)	167,644	167,644
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $44,049,525)		38,384,996
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.72%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	779,117	779,117
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	259,602	259,706
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,038,822)		1,038,823
TOTAL INVESTMENTS IN SECURITIES-103.09% (Cost $45,088,347)		39,423,819
OTHER ASSETS LESS LIABILITIES-(3.09)%		(1,181,612)
NET ASSETS-100.00%		$38,242,207
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Asset Management & Custody Banks-4.07%
Ameriprise Financial, Inc.	6,887	$ 1,002,127
Hamilton Lane, Inc., Class A	10,125	594,338
		1,596,465
Consumer Finance-6.85%
American Express Co.	7,486	931,034
Discover Financial Services	14,507	1,301,858
World Acceptance Corp.(b)	3,559	451,032
		2,683,924
Data Processing & Outsourced Services-9.83%
Mastercard, Inc., Class A	9,935	2,705,002
Visa, Inc., Class A	6,457	1,149,346
		3,854,348
Diversified Banks-2.99%
JPMorgan Chase & Co.	10,091	1,170,556
Financial Exchanges & Data-19.26%
CME Group, Inc., Class A	3,980	773,792
MarketAxess Holdings, Inc.	7,662	2,582,400
Moody’s Corp.	5,689	1,219,380
MSCI, Inc.	4,546	1,033,033
Nasdaq, Inc.	8,044	775,200
S&P Global, Inc.	4,770	1,168,412
		7,552,217
Industrial REITs-10.71%
Americold Realty Trust	23,215	778,399
Duke Realty Corp.	27,562	918,642
Innovative Industrial Properties, Inc.(c)	9,732	1,028,380
Prologis, Inc.	10,459	843,100
Rexford Industrial Realty, Inc.	15,191	628,907
		4,197,428
Investment Banking & Brokerage-2.39%
LPL Financial Holdings, Inc.	11,182	937,834
Life & Health Insurance-3.86%
Primerica, Inc.	5,511	676,145
Torchmark Corp.	9,184	838,683
		1,514,828
Multi-Sector Holdings-1.33%
Cannae Holdings, Inc.(b)	17,975	520,376
Property & Casualty Insurance-11.53%
Cincinnati Financial Corp.	7,477	802,506
Erie Indemnity Co., Class A	4,588	1,022,069
Kemper Corp.	7,552	664,727
Kinsale Capital Group, Inc.	6,579	591,189
Progressive Corp. (The)	10,195	825,591
Selective Insurance Group, Inc.	8,158	613,482
		4,519,564
	Shares	Value
Regional Banks-3.36%
First BanCorp	66,475	$ 715,271
OFG Bancorp	26,606	602,094
		1,317,365
Residential REITs-6.16%
Apartment Investment & Management Co., Class A	17,511	867,495
UDR, Inc.	33,602	1,547,708
		2,415,203
Specialized REITs-14.33%
CoreSite Realty Corp.	5,610	587,984
Crown Castle International Corp.	20,212	2,693,451
CubeSmart	24,392	828,109
Extra Space Storage, Inc.	13,436	1,510,072
		5,619,616
Thrifts & Mortgage Finance-3.38%
LendingTree, Inc.(b)	2,590	835,379
NMI Holdings, Inc., Class A(b)	19,729	490,857
		1,326,236
Total Common Stocks & Other Equity Interests (Cost $37,621,531)		39,225,960
Money Market Funds-0.31%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $121,586)	121,586	121,586
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.36% (Cost $37,743,117)		39,347,546
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	134,727	134,727
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	44,891	44,909
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $179,636)		179,636
TOTAL INVESTMENTS IN SECURITIES-100.82% (Cost $37,922,753)		39,527,182
OTHER ASSETS LESS LIABILITIES-(0.82)%		(322,040)
NET ASSETS-100.00%		$39,205,142
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Biotechnology-30.61%
Adverum Biotechnologies, Inc.(b)	144,998	$ 1,944,423
ArQule, Inc.(b)	250,949	2,532,075
CareDx, Inc.(b)	99,848	3,272,019
Coherus Biosciences, Inc.(b)	87,504	1,471,817
Exact Sciences Corp.(b)	71,762	8,260,524
Iovance Biotherapeutics, Inc.(b)	89,243	2,194,485
Mirati Therapeutics, Inc.(b)	84,415	8,931,107
Natera, Inc.(b)	78,706	2,170,712
Repligen Corp.(b)	25,706	2,426,389
Twist Bioscience Corp.(b)	45,226	1,525,021
uniQure N.V. (Netherlands)(b)	47,604	2,791,975
Veracyte, Inc.(b)	104,235	2,957,147
Voyager Therapeutics, Inc.(b)	59,089	1,300,549
ZIOPHARM Oncology, Inc.(b)(c)	271,104	1,881,462
		43,659,705
Health Care Equipment-34.37%
Axonics Modulation Technologies, Inc.(b)(c)	40,794	1,497,140
Becton, Dickinson and Co.	15,409	3,895,395
Boston Scientific Corp.(b)	89,945	3,819,065
Cardiovascular Systems, Inc.(b)	59,228	2,714,419
DexCom, Inc.(b)	22,894	3,591,382
Edwards Lifesciences Corp.(b)	19,768	4,207,619
Hill-Rom Holdings, Inc.	20,049	2,138,025
IDEXX Laboratories, Inc.(b)	13,644	3,848,290
Insulet Corp.(b)	32,528	3,998,992
Intuitive Surgical, Inc.(b)	5,962	3,097,319
Masimo Corp.(b)	32,812	5,179,374
Novocure Ltd.(b)	56,258	4,681,791
Penumbra, Inc.(b)(c)	21,514	3,605,746
Tandem Diabetes Care, Inc.(b)	43,358	2,750,198
		49,024,755
Health Care Facilities-2.58%
Ensign Group, Inc. (The)	34,791	2,096,506
US Physical Therapy, Inc.	12,229	1,578,519
		3,675,025
Health Care Services-5.88%
Guardant Health, Inc.(b)	38,348	3,604,329
LHC Group, Inc.(b)	21,057	2,665,395
R1 RCM, Inc.(b)	168,204	2,116,006
		8,385,730
Health Care Supplies-9.40%
Align Technology, Inc.(b)	21,376	4,469,294
Atrion Corp.	1,540	1,185,030
Haemonetics Corp.(b)	31,098	3,796,444
West Pharmaceutical Services, Inc.	28,858	3,961,337
		13,412,105
	Shares	Value
Health Care Technology-2.66%
Inspire Medical Systems, Inc.(b)	30,557	$ 2,066,570
Omnicell, Inc.(b)	23,026	1,731,785
		3,798,355
Insurance Brokers-3.33%
eHealth, Inc.(b)	45,808	4,752,580
Life Sciences Tools & Services-6.90%
NanoString Technologies, Inc.(b)	93,895	3,085,390
NeoGenomics, Inc.(b)	90,092	2,195,542
Thermo Fisher Scientific, Inc.	16,419	4,559,228
		9,840,160
Managed Health Care-2.07%
Molina Healthcare, Inc.(b)	22,188	2,946,123
Pharmaceuticals-2.10%
Zoetis, Inc.	26,128	3,001,846
Total Common Stocks & Other Equity Interests (Cost $121,981,658)		142,496,384
Money Market Funds-0.32%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $453,950)	453,950	453,950
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $122,435,608)		142,950,334
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.98%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	2,119,911	2,119,911
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	706,354	706,637
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,826,548)		2,826,548
TOTAL INVESTMENTS IN SECURITIES-102.20% (Cost $125,262,156)		145,776,882
OTHER ASSETS LESS LIABILITIES-(2.20)%		(3,143,878)
NET ASSETS-100.00%		$142,633,004
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Aerospace & Defense-19.24%
Axon Enterprise, Inc.(b)	26,684	$ 1,873,750
HEICO Corp.	38,971	5,329,284
Kratos Defense & Security Solutions, Inc.(b)	101,999	2,514,275
Lockheed Martin Corp.	11,794	4,271,433
Teledyne Technologies, Inc.(b)	12,374	3,604,299
TransDigm Group, Inc.(b)	9,731	4,723,817
		22,316,858
Agricultural & Farm Machinery-1.87%
Toro Co. (The)	29,809	2,170,691
Alternative Carriers-1.68%
Bandwidth, Inc., Class A(b)	26,242	1,955,029
Application Software-3.69%
Fair Isaac Corp.(b)	12,315	4,278,477
Building Products-3.88%
AAON, Inc.	31,104	1,580,083
Lennox International, Inc.	11,370	2,916,178
		4,496,261
Construction & Engineering-1.70%
NV5 Global, Inc.(b)	24,859	1,975,545
Consumer Electronics-2.34%
Roku, Inc.(b)	26,290	2,716,546
Data Processing & Outsourced Services-9.91%
Broadridge Financial Solutions, Inc.	20,740	2,636,469
Fiserv, Inc.(b)	29,932	3,155,731
Global Payments, Inc.	18,248	3,064,204
Paysign, Inc.(b)(c)	187,257	2,642,196
		11,498,600
Distributors-1.92%
Pool Corp.	11,751	2,225,287
Diversified Support Services-5.57%
Cintas Corp.	13,567	3,533,390
Copart, Inc.(b)	37,714	2,923,966
		6,457,356
Electrical Components & Equipment-5.33%
AMETEK, Inc.	46,077	4,128,960
Sunrun, Inc.(b)	107,727	2,052,199
		6,181,159
Environmental & Facilities Services-1.92%
Casella Waste Systems, Inc., Class A(b)	51,014	2,224,210
Health Care Equipment-5.39%
Danaher Corp.	26,216	3,683,348
Teleflex, Inc.	7,554	2,566,396
		6,249,744
Human Resource & Employment Services-1.92%
TriNet Group, Inc.(b)	30,225	2,222,747
	Shares	Value
Industrial Conglomerates-3.52%
Roper Technologies, Inc.	11,218	$ 4,079,426
Industrial Machinery-7.43%
Harsco Corp.(b)	87,504	2,052,844
IDEX Corp.	22,972	3,864,350
Ingersoll-Rand PLC	21,812	2,697,272
		8,614,466
IT Consulting & Other Services-6.01%
Accenture PLC, Class A	18,686	3,598,550
Gartner, Inc.(b)	24,253	3,379,170
		6,977,720
Life Sciences Tools & Services-2.25%
Mettler-Toledo International, Inc.(b)	3,443	2,605,490
Paper Packaging-2.83%
Graphic Packaging Holding Co.	221,052	3,284,833
Railroads-4.06%
Union Pacific Corp.	26,168	4,708,932
Semiconductors-3.55%
Universal Display Corp.	19,504	4,116,904
Specialty Chemicals-3.93%
Sherwin-Williams Co. (The)	8,882	4,556,821
Total Common Stocks & Other Equity Interests (Cost $94,517,358)		115,913,102
Money Market Funds-0.24%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $283,731)	283,731	283,731
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $94,801,089)		116,196,833
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.13%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,852,597	1,852,597
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	617,285	617,532
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,470,125)		2,470,129
TOTAL INVESTMENTS IN SECURITIES-102.31% (Cost $97,271,214)		118,666,962
OTHER ASSETS LESS LIABILITIES-(2.31)%		(2,684,074)
NET ASSETS-100.00%		$115,982,888
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Aerospace & Defense-2.07%
Mercury Systems, Inc.(b)	67,607	$ 5,511,323
Alternative Carriers-1.48%
Cogent Communications Holdings, Inc.	62,413	3,932,643
Application Software-52.54%
Adobe, Inc.(b)	27,328	8,167,246
Alteryx, Inc., Class A(b)	79,881	9,389,213
AppFolio, Inc., Class A(b)	50,911	4,915,457
Cadence Design Systems, Inc.(b)	117,166	8,659,739
Coupa Software, Inc.(b)	65,829	8,933,654
Digital Turbine, Inc.(b)	667,650	3,625,339
Everbridge, Inc.(b)	94,560	9,673,488
HubSpot, Inc.(b)	37,798	6,755,259
Intuit, Inc.	27,882	7,731,957
LivePerson, Inc.(b)	156,924	5,208,308
Paycom Software, Inc.(b)	54,618	13,149,283
Pegasystems, Inc.	51,136	3,865,882
PROS Holdings, Inc.(b)	68,874	4,983,723
Q2 Holdings, Inc.(b)	59,790	4,775,427
RingCentral, Inc., Class A(b)	78,955	11,210,031
Smartsheet Inc., Class A(b)	116,757	5,827,342
SS&C Technologies Holdings, Inc.	103,371	4,956,639
Telaria, Inc.(b)	358,343	2,902,578
Upland Software, Inc.(b)	102,682	4,516,981
Workiva, Inc.(b)	71,338	4,101,222
Zendesk, Inc.(b)	77,203	6,451,083
		139,799,851
Electronic Equipment & Instruments-1.01%
PAR Technology Corp.(b)(c)	103,760	2,696,722
Health Care Technology-3.34%
Veeva Systems, Inc., Class A(b)	53,645	8,899,705
Interactive Media & Services-4.81%
Match Group, Inc.	129,987	9,786,721
QuinStreet, Inc.(b)	184,115	2,999,234
		12,785,955
Internet Services & Infrastructure-12.39%
MongoDB, Inc.(b)	57,192	8,191,038
Okta, Inc.(b)	68,979	9,024,522
Twilio, Inc., Class A(b)	61,769	8,592,686
VeriSign, Inc.(b)	33,942	7,164,817
		32,973,063
Semiconductor Equipment-5.76%
Enphase Energy, Inc.(b)	544,161	15,318,132
	Shares	Value
Semiconductors-4.26%
Advanced Micro Devices, Inc.(b)	214,050	$ 6,517,822
Lattice Semiconductor Corp.(b)	248,537	4,806,706
		11,324,528
Specialized REITs-3.08%
SBA Communications Corp., Class A	33,365	8,188,105
Systems Software-6.87%
Rapid7, Inc.(b)	71,575	4,341,024
ServiceNow, Inc.(b)	24,835	6,888,980
Zscaler, Inc.(b)	83,681	7,051,798
		18,281,802
Technology Distributors-2.43%
CDW Corp.	54,780	6,472,805
Total Common Stocks & Other Equity Interests (Cost $214,345,396)		266,184,634
Money Market Funds-0.09%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $234,134)	234,134	234,134
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $214,579,530)		266,418,768
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.82%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	1,629,948	1,629,948
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	543,099	543,316
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,173,264)		2,173,264
TOTAL INVESTMENTS IN SECURITIES-100.95% (Cost $216,752,794)		268,592,032
OTHER ASSETS LESS LIABILITIES-(0.95)%		(2,531,493)
NET ASSETS-100.00%		$266,060,539
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Electric Utilities-39.20%
Alliant Energy Corp.	157,898	$ 7,822,267
American Electric Power Co., Inc.	71,775	6,302,563
Entergy Corp.	85,613	9,042,445
Evergy, Inc.	130,113	7,870,535
Eversource Energy	97,315	7,382,316
Exelon Corp.	109,691	4,942,676
IDACORP, Inc.	48,502	4,950,114
MGE Energy, Inc.	59,113	4,383,229
NextEra Energy, Inc.	45,373	9,399,924
OGE Energy Corp.	151,864	6,522,559
Pinnacle West Capital Corp.	79,294	7,233,199
PNM Resources, Inc.	116,689	5,795,943
Xcel Energy, Inc.	143,906	8,578,237
		90,226,007
Gas Utilities-12.36%
Atmos Energy Corp.	85,984	9,375,695
New Jersey Resources Corp.	115,400	5,754,998
ONE Gas, Inc.	48,532	4,425,148
Southwest Gas Holdings, Inc.	48,884	4,346,277
Spire, Inc.	55,276	4,555,295
		28,457,413
Independent Power Producers & Energy Traders-4.86%
AES Corp. (The)	346,960	5,825,458
Vistra Energy Corp.	249,061	5,344,849
		11,170,307
Multi-Utilities-27.94%
Ameren Corp.	79,281	6,000,779
Black Hills Corp.	58,907	4,662,489
CMS Energy Corp.	157,822	9,188,397
	Shares	Value
Multi-Utilities-(continued)
DTE Energy Co.	61,025	$ 7,756,888
NiSource, Inc.	304,654	9,045,177
NorthWestern Corp.	67,644	4,729,668
Public Service Enterprise Group, Inc.	87,357	4,992,452
Sempra Energy	63,306	8,573,532
WEC Energy Group, Inc.	109,582	9,364,878
		64,314,260
Oil & Gas Storage & Transportation-4.03%
ONEOK, Inc.	132,420	9,279,994
Renewable Electricity-1.56%
Ormat Technologies, Inc.	54,848	3,595,286
Water Utilities-9.99%
American States Water Co.	49,344	3,822,680
American Water Works Co., Inc.	72,707	8,345,309
Aqua America, Inc.	174,506	7,320,527
California Water Service Group	65,723	3,508,951
		22,997,467
Total Common Stocks & Other Equity Interests (Cost $219,704,726)		230,040,734
Money Market Funds-0.14%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(b) (Cost $331,659)	331,659	331,659
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $220,036,385)		230,372,393
OTHER ASSETS LESS LIABILITIES-(0.08)%		(183,462)
NET ASSETS-100.00%		$230,188,931
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Advertising-0.19%
Criteo S.A., ADR (France)(b)	37,914	$ 719,229
TechTarget, Inc.(b)	16,550	380,981
		1,100,210
Alternative Carriers-0.31%
Cogent Communications Holdings, Inc.	27,803	1,751,867
Application Software-5.52%
2U, Inc.(b)	35,066	448,845
Alarm.com Holdings, Inc.(b)	28,986	1,446,691
Anaplan, Inc.(b)	75,819	4,317,134
AppFolio, Inc., Class A(b)	9,562	923,211
Benefitfocus, Inc.(b)	19,509	487,530
Cornerstone OnDemand, Inc.(b)	35,775	2,117,880
Coupa Software, Inc.(b)	36,780	4,991,414
eGain Corp.(b)	18,182	140,729
Envestnet, Inc.(b)	31,107	2,221,351
Five9, Inc.(b)	35,789	1,766,903
j2 Global, Inc.	29,349	2,614,702
LivePerson, Inc.(b)	38,889	1,290,726
LogMeIn, Inc.	29,880	2,269,983
New Relic, Inc.(b)	34,853	3,247,254
Nutanix, Inc., Class A(b)	89,442	2,030,333
SPS Commerce, Inc.(b)	10,743	1,201,390
		31,516,076
Asset Management & Custody Banks-0.15%
Blucora, Inc.(b)	29,020	868,859
Commercial Printing-0.31%
Cimpress NV (Netherlands)(b)	18,414	1,776,030
Communications Equipment-2.20%
Arista Networks, Inc.(b)	45,951	12,565,301
Data Processing & Outsourced Services-0.13%
NIC, Inc.	40,129	727,940
Interactive Home Entertainment-2.67%
NetEase, Inc., ADR (China)	43,753	10,099,067
Sea Ltd., ADR (Thailand)(b)(c)	145,907	5,121,336
		15,220,403
Interactive Media & Services-31.37%
Alphabet, Inc., Class C(b)	37,343	45,434,481
Autohome, Inc., ADR (China)(b)(c)	34,386	2,922,810
Baidu, Inc., ADR (China)(b)	167,119	18,667,192
Eventbrite, Inc., Class A(b)(c)	21,735	384,492
Facebook, Inc., Class A(b)	232,222	45,104,479
IAC/InterActiveCorp.(b)	46,963	11,226,505
Match Group, Inc.	42,703	3,215,109
Meet Group, Inc. (The)(b)	45,268	155,722
Momo, Inc., ADR (China)	95,589	3,247,158
QuinStreet, Inc.(b)	30,077	489,954
SINA Corp. (China)(b)	41,712	1,631,774
Snap, Inc., Class A(b)(c)	638,689	10,729,975
Sogou, Inc., ADR (China)(b)(c)	54,836	206,732
Sohu.com Ltd., ADR (China)(b)	23,708	289,001
TripAdvisor, Inc.(b)(c)	75,701	3,342,199
TrueCar, Inc.(b)	63,143	320,766
Twitter, Inc.(b)	460,957	19,503,091
Weibo Corp., ADR (China)(b)	44,731	1,752,113
Yandex N.V., Class A (Russia)(b)	172,662	6,771,804
YY, Inc., ADR (China)(b)	30,173	1,936,805
Zillow Group, Inc., Class A(b)	34,974	1,743,104
		179,075,266
	Shares	Value
Internet & Direct Marketing Retail-39.83%
1-800-Flowers.com, Inc., Class A(b)	21,455	$ 420,089
Alibaba Group Holding Ltd., ADR (China)(b)	336,806	58,304,487
Amazon.com, Inc.(b)	23,217	43,341,031
Baozun, Inc., ADR (China)(b)(c)	25,983	1,289,017
Booking Holdings, Inc.(b)	12,442	23,473,202
Ctrip.com International, Ltd., ADR (China)(b)	292,045	11,383,914
eBay, Inc.	522,665	21,528,571
Etsy, Inc.(b)	72,076	4,830,534
Expedia Group, Inc.	81,565	10,826,938
Groupon, Inc.(b)	340,755	1,073,378
GrubHub, Inc.(b)(c)	54,680	3,698,008
JD.com, Inc., ADR (China)(b)	554,873	16,596,252
Lands’ End, Inc.(b)(c)	19,340	210,806
Liquidity Services, Inc.(b)	20,088	130,974
MakeMyTrip Ltd. (India)(b)	36,165	925,462
MercadoLibre, Inc. (Argentina)(b)	29,577	18,379,739
Overstock.com, Inc.(b)(c)	21,155	476,411
PetMed Express, Inc.(c)	12,128	210,663
Shutterfly, Inc.(b)	20,510	1,039,652
Shutterstock, Inc.	21,119	810,336
Stamps.com, Inc.(b)	10,385	495,884
Stitch Fix, Inc., Class A(b)(c)	29,867	778,931
Vipshop Holdings Ltd., ADR (China)(b)	279,864	2,126,966
Wayfair, Inc., Class A(b)(c)	38,424	5,039,692
		227,390,937
Internet Services & Infrastructure-8.07%
21Vianet Group, Inc., ADR (China)(b)	37,482	275,867
Akamai Technologies, Inc.(b)	98,411	8,672,961
Brightcove, Inc.(b)	22,693	283,209
Carbonite, Inc.(b)	20,658	370,398
Endurance International Group Holdings, Inc.(b)	87,534	414,911
GoDaddy, Inc., Class A(b)	105,315	7,728,015
Okta, Inc.(b)	62,334	8,155,157
Switch, Inc., Class A(c)	46,781	634,818
VeriSign, Inc.(b)	71,476	15,087,869
Wix.com Ltd. (Israel)(b)	29,903	4,441,194
		46,064,399
Movies & Entertainment-6.79%
Netflix, Inc.(b)	120,055	38,776,564
Research & Consulting Services-2.36%
CoStar Group, Inc.(b)	21,914	13,485,876
Wireless Telecommunication Services-0.11%
Boingo Wireless, Inc.(b)	26,378	396,198
Gogo, Inc.(b)(c)	52,653	220,616
		616,814
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $491,924,559)		570,936,542
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.86%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	16,107,986	16,107,986

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value

Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	5,913,787	$ 5,916,153
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,024,118)		22,024,139
TOTAL INVESTMENTS IN SECURITIES-103.87% (Cost $513,948,677)		592,960,681
OTHER ASSETS LESS LIABILITIES-(3.87)%		(22,080,521)
NET ASSETS-100.00%		$570,880,160
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Communication Services-4.62%
Activision Blizzard, Inc.	691,583	$ 33,707,755
Alphabet, Inc., Class A(b)	14,338	17,466,552
Alphabet, Inc., Class C(b)	14,721	17,910,746
AT&T, Inc.	975,269	33,207,909
CBS Corp., Class B	633,016	32,606,654
CenturyLink, Inc.	2,842,340	34,363,891
Charter Communications, Inc., Class A(b)	79,003	30,446,176
Comcast Corp., Class A	745,736	32,193,423
Discovery, Inc., Class A(b)(c)	349,624	10,597,103
Discovery, Inc., Class C(b)	795,217	22,456,928
DISH Network Corp., Class A(b)	840,435	28,457,129
Electronic Arts, Inc.(b)	340,237	31,471,922
Facebook, Inc., Class A(b)	173,992	33,794,466
Fox Corp., Class A	614,659	22,939,074
Fox Corp., Class B	282,876	10,522,987
Interpublic Group of Cos., Inc. (The)	1,421,391	32,578,282
Netflix, Inc.(b)	92,868	29,995,435
News Corp., Class A	2,002,922	26,358,454
News Corp., Class B	643,362	8,659,653
Omnicom Group, Inc.	397,557	31,892,023
Take-Two Interactive Software, Inc.(b)	285,882	35,026,263
T-Mobile US, Inc.(b)	410,011	32,690,177
TripAdvisor, Inc.(b)	692,646	30,580,321
Twitter, Inc.(b)	872,752	36,926,137
Verizon Communications, Inc.	541,354	29,920,636
Viacom, Inc., Class B	1,073,494	32,580,543
Walt Disney Co. (The)	222,837	31,867,919
		751,218,558
Consumer Discretionary-12.21%
Advance Auto Parts, Inc.	204,468	30,801,060
Amazon.com, Inc.(b)	16,588	30,966,147
Aptiv PLC	418,825	36,710,011
AutoZone, Inc.(b)	27,726	31,137,407
Best Buy Co., Inc.	477,812	36,566,952
Booking Holdings, Inc.(b)	17,770	33,525,060
BorgWarner, Inc.	770,452	29,123,086
Capri Holdings Ltd.(b)	941,510	33,508,341
CarMax, Inc.(b)	377,764	33,152,569
Carnival Corp.	593,938	28,051,692
Chipotle Mexican Grill, Inc.(b)	41,866	33,305,659
D.R. Horton, Inc.	686,547	31,533,104
Darden Restaurants, Inc.	263,620	32,045,647
Dollar General Corp.	232,634	31,177,609
Dollar Tree, Inc.(b)	286,011	29,101,619
eBay, Inc.	810,847	33,398,788
Expedia Group, Inc.	248,797	33,025,314
Foot Locker, Inc.	731,679	30,042,740
Ford Motor Co.	3,161,323	30,127,408
Gap, Inc. (The)	1,735,423	33,840,748
Garmin Ltd.	395,413	31,075,508
General Motors Co.	884,744	35,690,573
Genuine Parts Co.	306,517	29,768,931
H&R Block, Inc.	1,099,687	30,450,333
Hanesbrands, Inc.	1,901,750	30,599,157
Harley-Davidson, Inc.	910,798	32,588,352
Hasbro, Inc.	293,671	35,581,178
Hilton Worldwide Holdings, Inc.	337,742	32,608,990
Home Depot, Inc. (The)	153,413	32,782,824
Kohl’s Corp.	660,455	35,572,106
L Brands, Inc.	1,401,601	36,371,546
Leggett & Platt, Inc.	843,810	33,727,086
Lennar Corp., Class A	589,181	28,027,340
LKQ Corp.(b)	1,202,362	32,379,609
Lowe’s Cos., Inc.	310,874	31,522,624
	Shares	Value
Consumer Discretionary-(continued)
Macy’s, Inc.	1,463,356	$ 33,262,082
Marriott International, Inc., Class A	236,094	32,831,232
McDonald’s Corp.	153,749	32,397,989
MGM Resorts International	1,140,637	34,241,923
Mohawk Industries, Inc.(b)	207,169	25,831,903
Newell Brands, Inc.	2,175,861	30,875,468
NIKE, Inc., Class B	373,011	32,090,136
Nordstrom, Inc.(c)	967,494	32,033,726
Norwegian Cruise Line Holdings Ltd.(b)	574,852	28,420,683
O’Reilly Automotive, Inc.(b)	81,322	30,964,165
PulteGroup, Inc.	960,493	30,265,134
PVH Corp.	358,321	31,861,903
Ralph Lauren Corp.	281,370	29,327,195
Ross Stores, Inc.	312,550	33,139,676
Royal Caribbean Cruises Ltd.	254,170	29,570,138
Starbucks Corp.	374,582	35,469,170
Tapestry, Inc.	1,068,042	33,034,539
Target Corp.	359,405	31,052,592
Tiffany & Co.	346,629	32,555,396
TJX Cos., Inc. (The)	591,488	32,271,585
Tractor Supply Co.	297,289	32,348,016
Ulta Beauty, Inc.(b)	88,976	31,074,868
Under Armour, Inc., Class A(b)	612,364	14,127,237
Under Armour, Inc., Class C(b)	627,872	12,770,916
VF Corp.	361,573	31,597,864
Whirlpool Corp.	229,958	33,454,290
Wynn Resorts, Ltd.	272,900	35,496,103
Yum! Brands, Inc.	287,470	32,346,124
		1,984,599,171
Consumer Staples-6.38%
Altria Group, Inc.	620,330	29,198,933
Archer-Daniels-Midland Co.	773,474	31,774,312
Brown-Forman Corp., Class B	560,808	30,737,886
Campbell Soup Co.	746,569	30,863,162
Church & Dwight Co., Inc.	408,919	30,848,849
Clorox Co. (The)	200,341	32,575,447
Coca-Cola Co. (The)	614,972	32,365,976
Colgate-Palmolive Co.	430,143	30,858,459
Conagra Brands, Inc.	1,055,889	30,483,515
Constellation Brands, Inc., Class A	168,149	33,095,086
Costco Wholesale Corp.	121,284	33,429,509
Coty, Inc., Class A	2,323,269	25,346,865
Estee Lauder Cos., Inc. (The), Class A	175,198	32,269,720
General Mills, Inc.	590,712	31,372,714
Hershey Co. (The)	228,165	34,621,757
Hormel Foods Corp.(c)	761,526	31,214,951
JM Smucker Co. (The)	255,859	28,448,962
Kellogg Co.	557,125	32,435,818
Kimberly-Clark Corp.	229,248	31,097,491
Kraft Heinz Co. (The)	1,040,909	33,319,497
Kroger Co. (The)	1,292,490	27,349,088
Lamb Weston Holdings, Inc.	511,264	34,316,040
McCormick & Co., Inc.	201,566	31,956,274
Molson Coors Brewing Co., Class B	584,259	31,544,143
Mondelez International, Inc., Class A	573,210	30,661,003
Monster Beverage Corp.(b)	506,029	32,623,690
PepsiCo, Inc.	237,744	30,386,061
Philip Morris International, Inc.	408,678	34,169,568
Procter & Gamble Co. (The)	283,788	33,498,336
Sysco Corp.	436,679	29,943,079
Tyson Foods, Inc., Class A	385,236	30,626,262
Walgreens Boots Alliance, Inc.	600,152	32,702,282
Walmart, Inc.	289,285	31,931,278
		1,038,066,013

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Energy-5.94%
Anadarko Petroleum Corp.	451,850	$ 33,283,271
Apache Corp.	1,147,691	28,026,614
Baker Hughes, a GE Co., Class A	1,424,378	36,164,957
Cabot Oil & Gas Corp.	1,327,304	25,431,145
Chevron Corp.	259,981	32,006,261
Cimarex Energy Co.	577,839	29,279,102
Concho Resources, Inc.	320,760	31,331,837
ConocoPhillips	536,382	31,689,449
Devon Energy Corp.	1,224,289	33,055,803
Diamondback Energy, Inc.	318,847	32,978,345
EOG Resources, Inc.	365,819	31,405,561
Exxon Mobil Corp.	424,346	31,554,369
Halliburton Co.	1,475,676	33,940,548
Helmerich & Payne, Inc.	651,858	32,384,305
Hess Corp.	551,092	35,732,805
HollyFrontier Corp.	782,878	38,963,838
Kinder Morgan, Inc.	1,536,777	31,688,342
Marathon Oil Corp.	2,430,663	34,199,428
Marathon Petroleum Corp.	657,838	37,095,485
National Oilwell Varco, Inc.	1,577,498	37,576,002
Noble Energy, Inc.	1,599,090	35,307,907
Occidental Petroleum Corp.	639,828	32,861,566
ONEOK, Inc.	482,291	33,798,953
Phillips 66	368,617	37,805,360
Pioneer Natural Resources Co.	222,842	30,761,110
Schlumberger Ltd.	878,097	35,097,537
TechnipFMC PLC (United Kingdom)	1,387,424	38,209,657
Valero Energy Corp.	411,020	35,039,455
Williams Cos., Inc. (The)	1,147,407	28,272,109
		964,941,121
Financials-13.65%
Affiliated Managers Group, Inc.	357,061	30,632,263
Aflac, Inc.	573,278	30,177,354
Allstate Corp. (The)	308,966	33,182,948
American Express Co.	258,611	32,163,450
American International Group, Inc.	591,820	33,136,002
Ameriprise Financial, Inc.	205,522	29,905,506
Aon PLC	165,468	31,314,819
Arthur J. Gallagher & Co.	359,840	32,540,331
Assurant, Inc.	297,303	33,702,268
Bank of America Corp.	1,125,176	34,520,400
Bank of New York Mellon Corp. (The)	709,149	33,273,271
BB&T Corp.	622,272	32,065,676
Berkshire Hathaway, Inc., Class B(b)	153,780	31,591,025
BlackRock, Inc.	70,589	33,013,064
Capital One Financial Corp.	348,347	32,194,230
Cboe Global Markets, Inc.	292,946	32,021,927
Charles Schwab Corp. (The)	769,325	33,250,226
Chubb Ltd.	210,055	32,104,806
Cincinnati Financial Corp.	304,797	32,713,862
Citigroup, Inc.	467,545	33,270,502
Citizens Financial Group, Inc.	888,346	33,099,772
CME Group, Inc., Class A	160,088	31,124,309
Comerica, Inc.	449,366	32,893,591
Discover Financial Services	407,385	36,558,730
E*TRADE Financial Corp.	696,313	33,973,111
Everest Re Group, Ltd.	125,672	30,995,742
Fifth Third Bancorp	1,151,879	34,199,288
First Republic Bank	327,450	32,535,432
Franklin Resources, Inc.	945,745	30,859,659
Goldman Sachs Group, Inc. (The)	163,669	36,028,457
Hartford Financial Services Group, Inc. (The)	574,279	33,095,699
Huntington Bancshares, Inc.	2,361,528	33,651,774
Intercontinental Exchange, Inc.	371,529	32,642,538
	Shares	Value
Financials-(continued)
Invesco Ltd.(d)	1,528,585	$ 29,333,546
Jefferies Financial Group, Inc.	1,754,726	37,428,306
JPMorgan Chase & Co.	287,289	33,325,524
KeyCorp	1,839,651	33,794,389
Lincoln National Corp.	497,007	32,474,437
Loews Corp.	589,361	31,554,388
M&T Bank Corp.	184,786	30,351,100
MarketAxess Holdings, Inc.	98,712	33,269,892
Marsh & McLennan Cos., Inc.	321,347	31,749,084
MetLife, Inc.	646,442	31,947,164
Moody’s Corp.	161,128	34,536,176
Morgan Stanley	736,805	32,832,031
MSCI, Inc.	131,362	29,850,701
Nasdaq, Inc.	329,695	31,772,707
Northern Trust Corp.	361,937	35,469,826
People’s United Financial, Inc.	1,930,844	31,704,458
PNC Financial Services Group, Inc. (The)	233,341	33,344,429
Principal Financial Group, Inc.	564,299	32,751,914
Progressive Corp. (The)	385,014	31,178,434
Prudential Financial, Inc.	317,947	32,211,211
Raymond James Financial, Inc.	382,149	30,827,960
Regions Financial Corp.	2,162,442	34,447,701
S&P Global, Inc.	137,740	33,739,413
State Street Corp.	569,906	33,105,840
SunTrust Banks, Inc.	488,616	32,541,826
SVB Financial Group(b)	144,604	33,543,790
Synchrony Financial	929,308	33,343,571
T. Rowe Price Group, Inc.	297,809	33,768,563
Torchmark Corp.	353,830	32,311,756
Travelers Cos., Inc. (The)	210,186	30,817,471
U.S. Bancorp	599,581	34,266,054
Unum Group	954,616	30,499,981
Wells Fargo & Co.	692,037	33,501,511
Willis Towers Watson PLC	165,832	32,373,723
Zions Bancorp. N.A.	702,987	31,683,624
		2,220,084,533
Health Care-12.37%
Abbott Laboratories	383,726	33,422,535
AbbVie, Inc.	392,777	26,166,804
ABIOMED, Inc.(b)	125,717	35,019,727
Agilent Technologies, Inc.	450,906	31,297,385
Alexion Pharmaceuticals, Inc.(b)	267,530	30,308,474
Align Technology, Inc.(b)	103,211	21,579,356
Allergan PLC	268,586	43,108,053
AmerisourceBergen Corp.	370,959	32,329,077
Amgen, Inc.	179,181	33,431,591
Anthem, Inc.	110,578	32,577,385
Baxter International, Inc.	404,849	33,995,171
Becton, Dickinson and Co.	134,737	34,061,514
Biogen, Inc.(b)	138,576	32,956,144
Boston Scientific Corp.(b)	780,552	33,142,238
Bristol-Myers Squibb Co.	663,372	29,460,350
Cardinal Health, Inc.	714,446	32,671,616
Celgene Corp.(b)	326,908	30,029,769
Centene Corp.(b)	589,171	30,689,917
Cerner Corp.	436,913	31,304,816
Cigna Corp.	199,166	33,842,287
Cooper Cos., Inc. (The)	97,688	32,959,931
CVS Health Corp.	582,425	32,540,085
Danaher Corp.	225,985	31,750,892
DaVita, Inc.(b)	645,457	38,630,601
DENTSPLY SIRONA, Inc.	555,766	30,261,459
Edwards Lifesciences Corp.(b)	171,598	36,524,634
Eli Lilly and Co.	282,350	30,762,032
Gilead Sciences, Inc.	475,439	31,150,763

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Health Care-(continued)
HCA Healthcare, Inc.	244,925	$ 32,699,937
Henry Schein, Inc.(b)	442,670	29,455,262
Hologic, Inc.(b)	659,489	33,798,811
Humana, Inc.	125,284	37,178,027
IDEXX Laboratories, Inc.(b)	115,727	32,640,800
Illumina, Inc.(b)	91,742	27,465,720
Incyte Corp.(b)	405,995	34,477,095
Intuitive Surgical, Inc.(b)	63,538	33,008,626
IQVIA Holdings, Inc.(b)	223,286	35,540,433
Johnson & Johnson	225,211	29,326,976
Laboratory Corp. of America Holdings(b)	189,613	31,763,970
McKesson Corp.	236,986	32,929,205
Medtronic PLC	323,589	32,986,663
Merck & Co., Inc.	381,129	31,629,896
Mettler-Toledo International, Inc.(b)	39,222	29,681,248
Mylan N.V.(b)	1,853,704	38,742,414
Nektar Therapeutics(b)	944,610	26,883,601
PerkinElmer, Inc.	333,663	28,735,058
Perrigo Co. PLC	730,663	39,463,109
Pfizer, Inc.	737,839	28,657,667
Quest Diagnostics, Inc.	312,282	31,877,747
Regeneron Pharmaceuticals, Inc.(b)	103,360	31,499,994
ResMed, Inc.	267,251	34,395,204
Stryker Corp.	161,406	33,859,751
Teleflex, Inc.	98,547	33,480,358
Thermo Fisher Scientific, Inc.	108,597	30,155,215
UnitedHealth Group, Inc.	128,582	32,018,204
Universal Health Services, Inc., Class B	257,028	38,775,244
Varian Medical Systems, Inc.(b)	241,060	28,293,212
Vertex Pharmaceuticals, Inc.(b)	185,349	30,882,850
Waters Corp.(b)	155,267	32,693,019
WellCare Health Plans, Inc.(b)	109,894	31,567,051
Zimmer Biomet Holdings, Inc.	268,627	36,299,566
Zoetis, Inc.	284,854	32,726,876
		2,011,563,415
Industrials-13.62%
3M Co.	189,272	33,069,604
A.O. Smith Corp.	692,949	31,494,532
Alaska Air Group, Inc.	499,842	31,669,989
Allegion PLC	297,644	30,818,060
American Airlines Group, Inc.	965,422	29,455,025
AMETEK, Inc.	371,333	33,275,150
Arconic, Inc.	1,373,038	34,380,872
Boeing Co. (The)	90,878	31,005,756
C.H. Robinson Worldwide, Inc.	376,942	31,561,354
Caterpillar, Inc.	247,977	32,651,132
Cintas Corp.	133,550	34,781,762
Copart, Inc.(b)	427,553	33,148,184
CSX Corp.	408,849	28,782,970
Cummins, Inc.	192,620	31,589,680
Deere & Co.	208,236	34,494,293
Delta Air Lines, Inc.	563,493	34,395,613
Dover Corp.	328,465	31,811,835
Eaton Corp. PLC	398,438	32,747,619
Emerson Electric Co.	502,630	32,610,634
Equifax, Inc.	239,010	33,243,901
Expeditors International of Washington, Inc.	419,504	32,029,130
Fastenal Co.	996,841	30,702,703
FedEx Corp.	191,735	32,696,570
Flowserve Corp.	647,047	32,371,761
Fortive Corp.	407,990	31,027,640
Fortune Brands Home & Security, Inc.	584,151	32,093,256
General Dynamics Corp.	184,232	34,256,098
General Electric Co.	3,084,066	32,228,490
	Shares	Value
Industrials-(continued)
Honeywell International, Inc.	182,573	$ 31,486,540
Huntington Ingalls Industries, Inc.	146,887	33,534,302
IHS Markit Ltd.(b)	531,938	34,267,446
Illinois Tool Works, Inc.	211,676	32,646,790
Ingersoll-Rand PLC	253,071	31,294,760
J.B. Hunt Transport Services, Inc.	347,276	35,550,644
Jacobs Engineering Group, Inc.	402,959	33,248,147
Johnson Controls International PLC	789,739	33,516,523
Kansas City Southern	269,865	33,393,095
L3Harris Technologies, Inc.	165,582	34,374,823
Lockheed Martin Corp.	90,117	32,637,674
Masco Corp.	823,974	33,593,420
Nielsen Holdings PLC	1,368,171	31,686,840
Norfolk Southern Corp.	162,036	30,968,320
Northrop Grumman Corp.	100,130	34,601,924
PACCAR, Inc.	450,585	31,604,032
Parker-Hannifin Corp.	192,131	33,638,296
Pentair PLC	885,740	34,375,569
Quanta Services, Inc.	835,099	31,249,405
Raytheon Co.	174,941	31,889,995
Republic Services, Inc.	362,769	32,159,472
Robert Half International, Inc.	560,889	33,883,305
Rockwell Automation, Inc.	201,557	32,406,335
Rollins, Inc.	837,983	28,097,570
Roper Technologies, Inc.	84,965	30,897,522
Snap-on, Inc.	192,271	29,342,477
Southwest Airlines Co.	599,097	30,871,468
Stanley Black & Decker, Inc.	222,952	32,905,486
Textron, Inc.	638,018	31,454,287
TransDigm Group, Inc.(b)	66,751	32,403,605
Union Pacific Corp.	188,933	33,998,493
United Airlines Holdings, Inc.(b)	362,145	33,284,747
United Parcel Service, Inc., Class B	310,472	37,092,090
United Rentals, Inc.(b)	256,577	32,469,819
United Technologies Corp.	251,795	33,639,812
Verisk Analytics, Inc., Class A	216,435	32,837,518
W.W. Grainger, Inc.	115,841	33,713,206
Wabtec Corp.(c)	463,971	36,041,267
Waste Management, Inc.	275,472	32,230,224
Xylem, Inc.	389,163	31,245,897
		2,214,926,758
Information Technology-13.92%
Accenture PLC, Class A	170,663	32,866,281
Adobe, Inc.(b)	115,043	34,381,751
Advanced Micro Devices, Inc.(b)	1,039,312	31,647,050
Akamai Technologies, Inc.(b)	401,298	35,366,393
Alliance Data Systems Corp.	225,677	35,413,235
Amphenol Corp., Class A	334,572	31,222,259
Analog Devices, Inc.	300,030	35,241,524
ANSYS, Inc.(b)	160,073	32,514,028
Apple, Inc.	163,694	34,873,370
Applied Materials, Inc.	765,219	37,778,862
Arista Networks, Inc.(b)	133,643	36,544,678
Autodesk, Inc.(b)	199,484	31,153,416
Automatic Data Processing, Inc.	190,603	31,739,212
Broadcom, Inc.	118,643	34,405,284
Broadridge Financial Solutions, Inc.	242,518	30,828,888
Cadence Design Systems, Inc.(b)	465,909	34,435,334
Cisco Systems, Inc.	576,293	31,926,632
Citrix Systems, Inc.	325,964	30,718,847
Cognizant Technology Solutions Corp., Class A	511,844	33,341,518
Corning, Inc.	1,020,706	31,386,709
DXC Technology Co.	610,017	34,020,648
F5 Networks, Inc.(b)	230,410	33,805,755

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Fidelity National Information Services, Inc.	259,953	$ 34,638,737
Fiserv, Inc.(b)	353,699	37,290,486
FleetCor Technologies, Inc.(b)	113,631	32,290,521
FLIR Systems, Inc.	617,175	30,648,910
Fortinet, Inc.(b)	416,721	33,466,864
Gartner, Inc.(b)	199,007	27,727,645
Global Payments, Inc.	198,739	33,372,253
Hewlett Packard Enterprise Co.	2,229,681	32,040,516
HP, Inc.	1,584,632	33,340,657
Intel Corp.	683,048	34,528,076
International Business Machines Corp.	229,770	34,061,105
Intuit, Inc.	124,148	34,427,482
IPG Photonics Corp.(b)	239,125	31,327,766
Jack Henry & Associates, Inc.	228,938	31,982,639
Juniper Networks, Inc.	1,184,309	32,000,029
Keysight Technologies, Inc.(b)	369,674	33,093,216
KLA Corp.	287,602	39,205,905
Lam Research Corp.	178,453	37,227,080
Mastercard, Inc., Class A	119,103	32,428,174
Maxim Integrated Products, Inc.	562,891	33,317,518
Microchip Technology, Inc.	379,255	35,809,257
Micron Technology, Inc.(b)	966,012	43,364,279
Microsoft Corp.	238,217	32,461,831
Motorola Solutions, Inc.	196,816	32,663,583
NetApp, Inc.	517,384	30,261,790
NVIDIA Corp.	218,129	36,802,725
Oracle Corp.	581,701	32,749,766
Paychex, Inc.	364,040	30,233,522
PayPal Holdings, Inc.(b)	271,692	29,994,797
Qorvo, Inc.(b)	513,008	37,598,356
QUALCOMM, Inc.	459,212	33,595,950
salesforce.com, inc.(b)	210,318	32,494,131
Seagate Technology PLC	712,833	33,011,296
Skyworks Solutions, Inc.	439,417	37,473,482
Symantec Corp.	1,629,650	35,135,254
Synopsys, Inc.(b)	252,909	33,576,199
TE Connectivity Ltd.	348,069	32,161,576
Texas Instruments, Inc.	294,007	36,753,815
Total System Services, Inc.	247,994	33,657,746
VeriSign, Inc.(b)	153,764	32,458,043
Visa, Inc., Class A	185,961	33,101,058
Western Digital Corp.	868,429	46,799,639
Western Union Co. (The)	1,570,433	32,979,093
Xerox Corp.	916,700	29,426,070
Xilinx, Inc.	299,280	34,180,769
		2,262,771,280
Materials-5.61%
Air Products and Chemicals, Inc.	143,934	32,855,814
Albemarle Corp.(c)	445,121	32,476,028
Amcor PLC (United Kingdom)(b)	2,886,550	30,597,430
Avery Dennison Corp.	285,804	32,830,305
Ball Corp.	482,376	34,480,237
Celanese Corp., Series A	302,812	33,966,422
CF Industries Holdings, Inc.	685,870	33,991,717
Corteva, Inc.	1,252,482	36,948,219
Dow, Inc.	616,814	29,878,470
DuPont de Nemours, Inc.	420,217	30,322,859
Eastman Chemical Co.	437,647	32,976,701
Ecolab, Inc.	158,678	32,010,113
FMC Corp.	394,820	34,120,344
Freeport-McMoRan, Inc.	2,962,439	32,764,575
International Flavors & Fragrances, Inc.(c)	212,141	30,546,183
International Paper Co.	733,891	32,225,154
Linde PLC (United Kingdom)	155,722	29,786,504
	Shares	Value
Materials-(continued)
LyondellBasell Industries N.V., Class A	358,857	$ 30,032,742
Martin Marietta Materials, Inc.	140,865	34,899,304
Mosaic Co. (The)	1,411,003	35,543,166
Newmont Goldcorp Corp.	878,144	32,069,819
Nucor Corp.	610,253	33,185,558
Packaging Corp. of America	327,775	33,095,442
PPG Industries, Inc.	270,699	31,777,356
Sealed Air Corp.	704,670	29,448,159
Sherwin-Williams Co. (The)	66,640	34,188,986
Vulcan Materials Co.	238,046	32,933,664
WestRock Co.	875,174	31,550,023
		911,501,294
Real Estate-6.16%
Alexandria Real Estate Equities, Inc.	208,588	30,528,940
American Tower Corp.	149,461	31,628,937
Apartment Investment & Management Co., Class A	617,054	30,568,855
AvalonBay Communities, Inc.	151,619	31,656,531
Boston Properties, Inc.	233,358	31,024,946
CBRE Group, Inc., Class A(b)	631,451	33,473,218
Crown Castle International Corp.	236,778	31,553,036
Digital Realty Trust, Inc.	263,444	30,127,456
Duke Realty Corp.	993,702	33,120,088
Equinix, Inc.	60,768	30,511,613
Equity Residential	403,146	31,804,188
Essex Property Trust, Inc.	105,450	31,869,099
Extra Space Storage, Inc.	291,973	32,814,845
Federal Realty Investment Trust	234,060	30,898,261
HCP, Inc.	982,291	31,364,552
Host Hotels & Resorts, Inc.	1,723,102	29,964,744
Iron Mountain, Inc.	994,327	29,243,157
Kimco Realty Corp.	1,684,463	32,358,534
Macerich Co. (The)(c)	913,698	30,197,719
Mid-America Apartment Communities, Inc.	267,930	31,572,871
Prologis, Inc.	394,662	31,813,704
Public Storage	129,754	31,499,081
Realty Income Corp.	430,601	29,801,895
Regency Centers Corp.	458,110	30,555,937
SBA Communications Corp., Class A(b)	139,302	34,186,104
Simon Property Group, Inc.	193,655	31,410,841
SL Green Realty Corp.	360,405	29,221,637
UDR, Inc.	679,372	31,291,874
Ventas, Inc.	472,673	31,806,166
Vornado Realty Trust	476,585	30,653,947
Welltower, Inc.	383,488	31,875,523
Weyerhaeuser Co.	1,227,147	31,181,805
		1,001,580,104
Utilities-5.38%
AES Corp. (The)	1,846,108	30,996,153
Alliant Energy Corp.	631,002	31,259,839
Ameren Corp.	411,289	31,130,464
American Electric Power Co., Inc.	348,314	30,585,452
American Water Works Co., Inc.	266,776	30,620,549
Atmos Energy Corp.	300,503	32,766,847
CenterPoint Energy, Inc.	1,053,164	30,552,288
CMS Energy Corp.	537,021	31,265,363
Consolidated Edison, Inc.	356,336	30,274,307
Dominion Energy, Inc.	404,675	30,063,306
DTE Energy Co.	243,552	30,957,895
Duke Energy Corp.	359,054	31,137,163
Edison International	530,786	39,564,788
Entergy Corp.	309,283	32,666,470
Evergy, Inc.	520,029	31,456,554

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	407,675	$ 30,926,226
Exelon Corp.	621,063	27,985,099
FirstEnergy Corp.	717,621	31,553,795
NextEra Energy, Inc.	149,633	30,999,469
NiSource, Inc.	1,097,391	32,581,539
NRG Energy, Inc.	907,131	30,969,452
Pinnacle West Capital Corp.	323,656	29,523,900
PPL Corp.	1,001,613	29,677,793
Public Service Enterprise Group, Inc.	517,554	29,578,211
Sempra Energy	229,110	31,028,367
Southern Co. (The)	566,973	31,863,883
WEC Energy Group, Inc.	374,258	31,984,089
Xcel Energy, Inc.	525,670	31,335,189
		875,304,450
Total Common Stocks & Other Equity Interests (Cost $13,759,193,544)		16,236,556,697
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(e) (Cost $12,837,539)	12,837,539	12,837,539
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $13,772,031,083)		16,249,394,236
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.49%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(e)(f)	60,451,918	$ 60,451,918
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(e)(f)	19,450,494	19,458,274
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $79,910,192)		79,910,192
TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $13,851,941,275)		16,329,304,428
OTHER ASSETS LESS LIABILITIES-(0.43)%		(70,609,870)
NET ASSETS-100.00%		$16,258,694,558

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.	$35,682,422	$1,951,388	$(3,915,143)	$(2,185,275)	$(2,199,846)	$29,333,546	$506,183

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Diversified Telecommunication Services-12.94%
AT&T, Inc.	36,601	$ 1,246,264
CenturyLink, Inc.	106,662	1,289,544
Verizon Communications, Inc.	20,313	1,122,699
		3,658,507
Entertainment-25.83%
Activision Blizzard, Inc.	25,955	1,265,047
Electronic Arts, Inc.(b)	12,766	1,180,855
Netflix, Inc.(b)	3,482	1,124,651
Take-Two Interactive Software, Inc.(b)	10,731	1,314,762
Viacom, Inc., Class B	40,284	1,222,619
Walt Disney Co. (The)	8,359	1,195,421
		7,303,355
Interactive Media & Services-18.13%
Alphabet, Inc., Class A(b)	535	651,737
Alphabet, Inc., Class C(b)	552	671,607
Facebook, Inc., Class A(b)	6,531	1,268,516
TripAdvisor, Inc.(b)	25,990	1,147,459
Twitter, Inc.(b)	32,753	1,385,780
		5,125,099
Media-38.63%
CBS Corp., Class B	24,171	1,245,048
Charter Communications, Inc., Class A(b)	3,018	1,163,077
Comcast Corp., Class A	27,983	1,208,026
Discovery, Inc., Class A(b)(c)	13,065	396,000
Discovery, Inc., Class C(b)	29,987	846,833
DISH Network Corp., Class A(b)	31,541	1,067,978
Fox Corp., Class A	23,064	860,748
Fox Corp., Class B	10,619	395,027
	Shares	Value
Media-(continued)
Interpublic Group of Cos., Inc. (The)	53,643	$ 1,229,498
News Corp., Class A	75,160	989,106
News Corp., Class B	24,141	324,938
Omnicom Group, Inc.	14,918	1,196,722
		10,923,001
Wireless Telecommunication Services-4.47%
T-Mobile US, Inc.(b)	15,843	1,263,162
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $28,124,596)		28,273,124
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.32%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	279,993	279,993
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	93,294	93,331
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $373,318)		373,324
TOTAL INVESTMENTS IN SECURITIES-101.32% (Cost $28,497,914)		28,646,448
OTHER ASSETS LESS LIABILITIES-(1.32)%		(371,910)
NET ASSETS-100.00%		$28,274,538
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Auto Components-3.31%
Aptiv PLC	17,775	$ 1,557,979
BorgWarner, Inc.	32,699	1,236,022
		2,794,001
Automobiles-4.95%
Ford Motor Co.	134,170	1,278,640
General Motors Co.	37,549	1,514,727
Harley-Davidson, Inc.	38,655	1,383,076
		4,176,443
Distributors-3.13%
Genuine Parts Co.	13,009	1,263,434
LKQ Corp.(b)	51,030	1,374,238
		2,637,672
Diversified Consumer Services-1.53%
H&R Block, Inc.	46,672	1,292,348
Hotels, Restaurants & Leisure-19.50%
Carnival Corp.	25,208	1,190,574
Chipotle Mexican Grill, Inc.(b)	1,808	1,438,318
Darden Restaurants, Inc.	11,189	1,360,135
Hilton Worldwide Holdings, Inc.	14,333	1,383,851
Marriott International, Inc., Class A	10,017	1,392,964
McDonald’s Corp.	6,522	1,374,316
MGM Resorts International	48,410	1,453,268
Norwegian Cruise Line Holdings Ltd.(b)	24,669	1,219,635
Royal Caribbean Cruises Ltd.	10,787	1,254,960
Starbucks Corp.	15,896	1,505,192
Wynn Resorts, Ltd.	11,582	1,506,471
Yum! Brands, Inc.	12,196	1,372,294
		16,451,978
Household Durables-12.34%
D.R. Horton, Inc.	29,134	1,338,125
Garmin Ltd.	16,782	1,318,897
Leggett & Platt, Inc.	35,812	1,431,406
Lennar Corp., Class A	25,005	1,189,488
Mohawk Industries, Inc.(b)	8,792	1,096,274
Newell Brands, Inc.	92,346	1,310,390
PulteGroup, Inc.	40,761	1,284,379
Whirlpool Corp.	9,869	1,435,742
		10,404,701
Internet & Direct Marketing Retail-6.61%
Amazon.com, Inc.(b)	716	1,336,614
Booking Holdings, Inc.(b)	754	1,422,504
eBay, Inc.	34,413	1,417,471
Expedia Group, Inc.	10,559	1,401,602
		5,578,191
Leisure Products-1.79%
Hasbro, Inc.	12,460	1,509,654
Multiline Retail-9.67%
Dollar General Corp.	9,868	1,322,509
Dollar Tree, Inc.(b)	12,138	1,235,042
Kohl’s Corp.	28,030	1,509,696
Macy’s, Inc.	62,106	1,411,669
	Shares	Value
Multiline Retail-(continued)
Nordstrom, Inc.(c)	41,062	$ 1,359,563
Target Corp.	15,253	1,317,859
		8,156,338
Specialty Retail-24.66%
Advance Auto Parts, Inc.	8,821	1,328,795
AutoZone, Inc.(b)	1,195	1,342,033
Best Buy Co., Inc.	20,279	1,551,952
CarMax, Inc.(b)	16,028	1,406,617
Foot Locker, Inc.	31,053	1,275,036
Gap, Inc. (The)	73,654	1,436,253
Home Depot, Inc. (The)	6,507	1,390,481
L Brands, Inc.	59,485	1,543,636
Lowe’s Cos., Inc.	13,440	1,362,816
O’Reilly Automotive, Inc.(b)	3,451	1,314,003
Ross Stores, Inc.	13,261	1,406,064
Tiffany & Co.	14,712	1,381,751
TJX Cos., Inc. (The)	25,103	1,369,619
Tractor Supply Co.	12,616	1,372,747
Ulta Beauty, Inc.(b)	3,776	1,318,768
		20,800,571
Textiles, Apparel & Luxury Goods-12.55%
Capri Holdings Ltd.(b)	39,959	1,422,141
Hanesbrands, Inc.	80,712	1,298,656
NIKE, Inc., Class B	16,048	1,380,609
PVH Corp.	15,208	1,352,295
Ralph Lauren Corp.	11,942	1,244,715
Tapestry, Inc.	45,329	1,402,026
Under Armour, Inc., Class A(b)	25,989	599,566
Under Armour, Inc., Class C(b)	26,646	541,980
VF Corp.	15,345	1,341,000
		10,582,988
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $89,377,448)		84,384,885
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.38%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	873,070	873,070
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	290,907	291,023
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,164,093)		1,164,093
TOTAL INVESTMENTS IN SECURITIES-101.42% (Cost $90,541,541)		85,548,978
OTHER ASSETS LESS LIABILITIES-(1.42)%		(1,197,768)
NET ASSETS-100.00%		$84,351,210

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
July 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Beverages-18.38%
Brown-Forman Corp., Class B	256,288	$ 14,047,145
Coca-Cola Co. (The)	281,013	14,789,714
Constellation Brands, Inc., Class A	76,846	15,124,830
Molson Coors Brewing Co., Class B	267,014	14,416,086
Monster Beverage Corp.(b)	235,101	15,156,961
PepsiCo, Inc.	108,632	13,884,256
		87,418,992
Food & Staples Retailing-14.94%
Costco Wholesale Corp.	55,425	15,276,793
Kroger Co. (The)	594,342	12,576,276
Sysco Corp.	199,567	13,684,309
Walgreens Boots Alliance, Inc.	274,277	14,945,354
Walmart, Inc.	132,197	14,591,905
		71,074,637
Food Products-39.60%
Archer-Daniels-Midland Co.	353,487	14,521,246
Campbell Soup Co.	341,191	14,104,836
Conagra Brands, Inc.	482,555	13,931,363
General Mills, Inc.	269,963	14,337,735
Hershey Co. (The)	104,242	15,817,681
Hormel Foods Corp.	348,026	14,265,586
JM Smucker Co. (The)	116,931	13,001,558
Kellogg Co.	254,613	14,823,569
Kraft Heinz Co. (The)	475,709	15,227,445
Lamb Weston Holdings, Inc.	233,653	15,682,789
McCormick & Co., Inc.	92,074	14,597,412
Mondelez International, Inc., Class A	261,921	14,010,154
Tyson Foods, Inc., Class A	176,031	13,994,465
		188,315,839
	Shares	Value
Household Products-15.28%
Church & Dwight Co., Inc.	186,868	$ 14,097,322
Clorox Co. (The)	91,909	14,944,403
Colgate-Palmolive Co.	196,575	14,102,291
Kimberly-Clark Corp.	104,750	14,209,337
Procter & Gamble Co. (The)	129,665	15,305,657
		72,659,010
Personal Products-5.59%
Coty, Inc., Class A	1,061,763	11,583,835
Estee Lauder Cos., Inc. (The), Class A	81,517	15,014,616
		26,598,451
Tobacco-6.09%
Altria Group, Inc.	283,499	13,344,298
Philip Morris International, Inc.	186,771	15,615,923
		28,960,221
Total Common Stocks & Other Equity Interests (Cost $473,225,140)		475,027,150

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $129,729)	129,729	129,729
TOTAL INVESTMENTS IN SECURITIES-99.91% (Cost $473,354,869)		475,156,879
OTHER ASSETS LESS LIABILITIES-0.09%		420,000
NET ASSETS-100.00%		$475,576,879
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Energy Equipment & Services-22.06%
Baker Hughes, a GE Co., Class A	217,547	$ 5,523,518
Halliburton Co.	225,385	5,183,855
Helmerich & Payne, Inc.	99,558	4,946,041
National Oilwell Varco, Inc.	240,935	5,739,072
Schlumberger Ltd.	134,114	5,360,537
TechnipFMC PLC (United Kingdom)	211,903	5,835,809
		32,588,832
Oil, Gas & Consumable Fuels-77.89%
Anadarko Petroleum Corp.	69,006	5,082,982
Apache Corp.	175,291	4,280,606
Cabot Oil & Gas Corp.	202,720	3,884,115
Chevron Corp.	39,889	4,910,735
Cimarex Energy Co.	88,257	4,471,982
Concho Resources, Inc.	48,992	4,785,538
ConocoPhillips	81,925	4,840,129
Devon Energy Corp.	186,988	5,048,676
Diamondback Energy, Inc.	48,701	5,037,144
EOG Resources, Inc.	56,575	4,856,964
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Exxon Mobil Corp.	64,813	$ 4,819,495
Hess Corp.	84,166	5,457,323
HollyFrontier Corp.	119,567	5,950,849
Kinder Morgan, Inc.	234,713	4,839,782
Marathon Oil Corp.	371,238	5,223,319
Marathon Petroleum Corp.	100,471	5,665,560
Noble Energy, Inc.	244,233	5,392,665
Occidental Petroleum Corp.	97,724	5,019,105
ONEOK, Inc.	74,753	5,238,690
Phillips 66	56,300	5,774,128
Pioneer Natural Resources Co.	34,035	4,698,191
Valero Energy Corp.	62,775	5,351,569
Williams Cos., Inc. (The)	178,534	4,399,078
		115,028,625
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $200,345,711)		147,617,457
OTHER ASSETS LESS LIABILITIES-0.05%		68,165
NET ASSETS-100.00%		$147,685,622
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Banks-28.32%
Bank of America Corp.	146,086	$ 4,481,918
BB&T Corp.	81,827	4,216,545
Citigroup, Inc.	60,703	4,319,625
Citizens Financial Group, Inc.	117,136	4,364,487
Comerica, Inc.	58,343	4,270,708
Fifth Third Bancorp	149,553	4,440,229
First Republic Bank	42,514	4,224,191
Huntington Bancshares, Inc.	306,606	4,369,136
JPMorgan Chase & Co.	37,300	4,326,800
KeyCorp	238,849	4,387,656
M&T Bank Corp.	24,397	4,007,207
People’s United Financial, Inc.	250,689	4,116,313
PNC Financial Services Group, Inc. (The)	30,295	4,329,156
Regions Financial Corp.	280,758	4,472,475
SunTrust Banks, Inc.	63,439	4,225,037
SVB Financial Group(b)	18,775	4,355,237
U.S. Bancorp	77,846	4,448,899
Wells Fargo & Co.	89,850	4,349,639
Zions Bancorp. N.A.	91,271	4,113,584
		81,818,842
Capital Markets-32.22%
Affiliated Managers Group, Inc.	46,359	3,977,139
Ameriprise Financial, Inc.	26,680	3,882,207
Bank of New York Mellon Corp. (The)	92,071	4,319,971
BlackRock, Inc.	9,166	4,286,755
Cboe Global Markets, Inc.	38,020	4,155,966
Charles Schwab Corp. (The)	99,884	4,316,986
CME Group, Inc., Class A	20,783	4,040,631
E*TRADE Financial Corp.	90,405	4,410,860
Franklin Resources, Inc.	122,789	4,006,605
Goldman Sachs Group, Inc. (The)	21,373	4,704,838
Intercontinental Exchange, Inc.	48,231	4,237,576
Invesco Ltd.(c)	198,462	3,808,486
MarketAxess Holdings, Inc.	12,668	4,269,623
Moody’s Corp.	21,301	4,565,656
Morgan Stanley	95,662	4,262,699
MSCI, Inc.	17,373	3,947,840
Nasdaq, Inc.	42,799	4,124,540
Northern Trust Corp.	46,992	4,605,216
Raymond James Financial, Inc.	49,615	4,002,442
S&P Global, Inc.	18,214	4,461,519
State Street Corp.	73,993	4,298,253
T. Rowe Price Group, Inc.	38,666	4,384,338
		93,070,146
Consumer Finance-6.03%
American Express Co.	33,576	4,175,847
	Shares	Value
Consumer Finance-(continued)
Capital One Financial Corp.	45,227	$ 4,179,879
Discover Financial Services	52,889	4,746,259
Synchrony Financial	120,655	4,329,102
		17,431,087
Diversified Financial Services-3.10%
Berkshire Hathaway, Inc., Class B(b)	19,966	4,101,615
Jefferies Financial Group, Inc.	227,823	4,859,465
		8,961,080
Insurance-30.23%
Aflac, Inc.	74,423	3,917,627
Allstate Corp. (The)	40,106	4,307,384
American International Group, Inc.	76,838	4,302,160
Aon PLC	21,473	4,063,765
Arthur J. Gallagher & Co.	46,708	4,223,804
Assurant, Inc.	38,600	4,375,696
Chubb Ltd.	27,261	4,166,571
Cincinnati Financial Corp.	39,562	4,246,190
Everest Re Group, Ltd.	16,316	4,024,178
Hartford Financial Services Group, Inc. (The)	74,545	4,296,028
Lincoln National Corp.	64,528	4,216,260
Loews Corp.	76,508	4,096,238
Marsh & McLennan Cos., Inc.	41,722	4,122,134
MetLife, Inc.	83,922	4,147,425
Principal Financial Group, Inc.	73,265	4,252,301
Progressive Corp. (The)	49,979	4,047,299
Prudential Financial, Inc.	41,280	4,182,077
Torchmark Corp.	45,938	4,195,058
Travelers Cos., Inc. (The)	27,288	4,000,967
Unum Group	123,941	3,959,915
Willis Towers Watson PLC	21,522	4,201,525
		87,344,602
Total Common Stocks & Other Equity Interests (Cost $286,138,071)		288,625,757

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $85,219)	85,219	85,219
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $286,223,290)		288,710,976
OTHER ASSETS LESS LIABILITIES-0.07%		199,178
NET ASSETS-100.00%		$288,910,154
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Ltd.	$4,740,203	$225,311	$(581,683)	$(284,261)	$(291,084)	$3,808,486	$67,388

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
July 31, 2019
(Unaudited)
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-13.96%
AbbVie, Inc.	146,161	$ 9,737,246
Alexion Pharmaceuticals, Inc.(b)	97,527	11,048,834
Amgen, Inc.	65,318	12,187,032
Biogen, Inc.(b)	50,518	12,014,191
Celgene Corp.(b)	119,172	10,947,140
Gilead Sciences, Inc.	173,318	11,355,795
Incyte Corp.(b)	148,004	12,568,500
Regeneron Pharmaceuticals, Inc.(b)	37,680	11,483,357
Vertex Pharmaceuticals, Inc.(b)	67,567	11,258,013
		102,600,108
Health Care Equipment & Supplies-30.86%
Abbott Laboratories	139,887	12,184,158
ABIOMED, Inc.(b)	45,829	12,766,126
Align Technology, Inc.(b)	37,625	7,866,635
Baxter International, Inc.	147,586	12,392,796
Becton, Dickinson and Co.	49,117	12,416,778
Boston Scientific Corp.(b)	284,546	12,081,823
Cooper Cos., Inc. (The)	35,596	12,010,090
Danaher Corp.	82,372	11,573,266
DENTSPLY SIRONA, Inc.	202,596	11,031,353
Edwards Lifesciences Corp.(b)	62,531	13,309,723
Hologic, Inc.(b)	240,415	12,321,269
IDEXX Laboratories, Inc.(b)	42,960	12,116,868
Intuitive Surgical, Inc.(b)	23,164	12,033,930
Medtronic PLC	117,964	12,025,250
ResMed, Inc.	97,397	12,534,994
Stryker Corp.	58,841	12,343,665
Teleflex, Inc.	35,915	12,201,762
Varian Medical Systems, Inc.(b)	87,877	10,314,124
Zimmer Biomet Holdings, Inc.	97,926	13,232,740
		226,757,350
Health Care Providers & Services-26.40%
AmerisourceBergen Corp.	135,231	11,785,382
Anthem, Inc.	40,311	11,876,024
Cardinal Health, Inc.	260,447	11,910,241
Centene Corp.(b)	214,778	11,187,786
Cigna Corp.	72,604	12,336,872
CVS Health Corp.	212,320	11,862,318
DaVita, Inc.(b)	235,298	14,082,585
HCA Healthcare, Inc.	90,827	12,126,313
Henry Schein, Inc.(b)	161,356	10,736,628
Humana, Inc.	45,670	13,552,573
Laboratory Corp. of America Holdings(b)	69,123	11,579,485
	Shares	Value
Health Care Providers & Services-(continued)
McKesson Corp.	86,393	$ 12,004,307
Quest Diagnostics, Inc.	113,842	11,620,991
UnitedHealth Group, Inc.	46,874	11,672,095
Universal Health Services, Inc., Class B	93,696	14,134,979
WellCare Health Plans, Inc.(b)	40,060	11,507,235
		193,975,814
Health Care Technology-1.55%
Cerner Corp.	159,233	11,409,044
Life Sciences Tools & Services-10.77%
Agilent Technologies, Inc.	164,375	11,409,269
Illumina, Inc.(b)	33,434	10,009,471
IQVIA Holdings, Inc.(b)	81,398	12,956,120
Mettler-Toledo International, Inc.(b)	14,539	11,002,388
PerkinElmer, Inc.	123,751	10,657,436
Thermo Fisher Scientific, Inc.	40,319	11,195,780
Waters Corp.(b)	56,602	11,918,117
		79,148,581
Pharmaceuticals-16.44%
Allergan PLC	99,218	15,924,489
Bristol-Myers Squibb Co.	241,828	10,739,581
Eli Lilly and Co.	102,930	11,214,223
Johnson & Johnson	82,099	10,690,932
Merck & Co., Inc.	138,939	11,530,548
Mylan N.V.(b)	675,755	14,123,279
Nektar Therapeutics(b)	344,352	9,800,258
Perrigo Co. PLC	266,358	14,385,996
Pfizer, Inc.	268,975	10,446,989
Zoetis, Inc.	103,812	11,926,961
		120,783,256
Total Common Stocks & Other Equity Interests (Cost $687,898,369)		734,674,153

Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $10,504)	10,504	10,504
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $687,908,873)		734,684,657
OTHER ASSETS LESS LIABILITIES-0.02%		180,970
NET ASSETS-100.00%		$734,865,627
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aerospace & Defense-16.47%
Arconic, Inc.	137,076	$ 3,432,383
Boeing Co. (The)	9,073	3,095,526
General Dynamics Corp.	18,395	3,420,366
Huntington Ingalls Industries, Inc.	14,666	3,348,248
L3Harris Technologies, Inc.	16,527	3,431,005
Lockheed Martin Corp.	8,996	3,258,081
Northrop Grumman Corp.	10,180	3,517,903
Raytheon Co.	17,761	3,237,653
Textron, Inc.	63,701	3,140,459
TransDigm Group, Inc.(b)	6,661	3,233,516
United Technologies Corp.	25,139	3,358,571
		36,473,711
Air Freight & Logistics-6.04%
C.H. Robinson Worldwide, Inc.	37,634	3,151,095
Expeditors International of Washington, Inc.	42,586	3,251,441
FedEx Corp.	19,143	3,264,456
United Parcel Service, Inc., Class B	30,999	3,703,450
		13,370,442
Airlines-7.22%
Alaska Air Group, Inc.	49,906	3,162,044
American Airlines Group, Inc.	96,390	2,940,859
Delta Air Lines, Inc.	56,260	3,434,110
Southwest Airlines Co.	60,788	3,132,406
United Airlines Holdings, Inc.(b)	36,157	3,323,190
		15,992,609
Building Products-7.28%
A.O. Smith Corp.	69,186	3,144,504
Allegion PLC	29,712	3,076,380
Fortune Brands Home & Security, Inc.	58,322	3,204,211
Johnson Controls International PLC	78,850	3,346,394
Masco Corp.	82,269	3,354,107
		16,125,596
Commercial Services & Supplies-7.23%
Cintas Corp.	13,327	3,470,884
Copart, Inc.(b)	42,677	3,308,748
Republic Services, Inc.	36,212	3,210,194
Rollins, Inc.	83,665	2,805,287
Waste Management, Inc.	27,491	3,216,447
		16,011,560
Construction & Engineering-2.91%
Jacobs Engineering Group, Inc.	40,229	3,319,295
Quanta Services, Inc.	83,378	3,120,005
		6,439,300
Electrical Equipment-5.92%
AMETEK, Inc.	37,064	3,321,305
Eaton Corp. PLC	40,194	3,303,545
Emerson Electric Co.	50,184	3,255,938
Rockwell Automation, Inc.	20,124	3,235,537
		13,116,325
Industrial Conglomerates-5.78%
3M Co.	18,898	3,301,859
General Electric Co.	307,921	3,217,774
Honeywell International, Inc.	18,229	3,143,773
Roper Technologies, Inc.	8,640	3,141,936
		12,805,342
	Shares	Value
Machinery-21.96%
Caterpillar, Inc.	24,758	$ 3,259,886
Cummins, Inc.	19,223	3,152,572
Deere & Co.	20,791	3,444,029
Dover Corp.	32,789	3,175,615
Flowserve Corp.	64,603	3,232,088
Fortive Corp.	40,735	3,097,897
Illinois Tool Works, Inc.	21,134	3,259,497
Ingersoll-Rand PLC	25,265	3,124,270
PACCAR, Inc.	44,987	3,155,388
Parker-Hannifin Corp.	19,183	3,358,560
Pentair PLC	88,435	3,432,162
Snap-on, Inc.	19,196	2,929,501
Stanley Black & Decker, Inc.	22,260	3,285,353
Wabtec Corp.(c)	46,325	3,598,526
Xylem, Inc.	38,851	3,119,347
		48,624,691
Professional Services-7.48%
Equifax, Inc.	23,857	3,318,270
IHS Markit Ltd.(b)	53,102	3,420,831
Nielsen Holdings PLC	136,602	3,163,702
Robert Half International, Inc.	56,000	3,382,960
Verisk Analytics, Inc., Class A	21,600	3,277,152
		16,562,915
Road & Rail-7.33%
CSX Corp.	40,819	2,873,658
J.B. Hunt Transport Services, Inc.	34,674	3,549,577
Kansas City Southern	26,944	3,334,050
Norfolk Southern Corp.	16,175	3,091,366
Union Pacific Corp.	18,864	3,394,577
		16,243,228
Trading Companies & Distributors-4.37%
Fastenal Co.	99,528	3,065,462
United Rentals, Inc.(b)	25,636	3,244,236
W.W. Grainger, Inc.	11,565	3,365,762
		9,675,460
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $218,498,044)		221,441,179
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.50%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	2,599,493	2,599,493
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	714,791	715,077
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,314,521)		3,314,570
TOTAL INVESTMENTS IN SECURITIES-101.49% (Cost $221,812,565)		224,755,749
OTHER ASSETS LESS LIABILITIES-(1.49)%		(3,292,816)
NET ASSETS-100.00%		$221,462,933

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
July 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Chemicals-57.16%
Air Products and Chemicals, Inc.	21,716	$ 4,957,111
Albemarle Corp.(b)	67,173	4,900,942
Celanese Corp., Series A	45,697	5,125,833
CF Industries Holdings, Inc.	103,506	5,129,757
Corteva, Inc.	189,013	5,575,884
Dow, Inc.	93,084	4,508,989
DuPont de Nemours, Inc.	63,415	4,576,026
Eastman Chemical Co.	66,045	4,976,491
Ecolab, Inc.	23,942	4,829,820
FMC Corp.	59,582	5,149,076
International Flavors & Fragrances, Inc.	32,000	4,607,680
Linde PLC (United Kingdom)	23,487	4,492,593
LyondellBasell Industries N.V., Class A	55,043	4,606,549
Mosaic Co. (The)	212,935	5,363,833
PPG Industries, Inc.	40,852	4,795,616
Sherwin-Williams Co. (The)	10,053	5,157,591
		78,753,791
Construction Materials-7.43%
Martin Marietta Materials, Inc.	21,258	5,266,669
Vulcan Materials Co.	35,910	4,968,149
		10,234,818
Containers & Packaging-24.63%
Amcor PLC (United Kingdom)(c)	435,610	4,617,466
Avery Dennison Corp.	43,130	4,954,343
Ball Corp.	72,790	5,203,029
International Paper Co.	110,751	4,863,076
Packaging Corp. of America	49,950	5,043,452
Sealed Air Corp.	107,428	4,489,416
WestRock Co.	132,073	4,761,232
		33,932,014
Metals & Mining-10.73%
Freeport-McMoRan, Inc.	447,064	4,944,528
	Shares	Value
Metals & Mining-(continued)
Newmont Goldcorp Corp.	132,514	$ 4,839,411
Nucor Corp.	92,093	5,008,018
		14,791,957
Total Common Stocks & Other Equity Interests (Cost $143,465,947)		137,712,580

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $53,841)	53,841	53,841
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $143,519,788)		137,766,421
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.30%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	3,415,222	3,415,222
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,130,430	1,130,882
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,546,104)		4,546,104
TOTAL INVESTMENTS IN SECURITIES-103.29% (Cost $148,065,892)		142,312,525
OTHER ASSETS LESS LIABILITIES-(3.29)%		(4,538,393)
NET ASSETS-100.00%		$137,774,132
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Equity REITs-96.60%
Alexandria Real Estate Equities, Inc.	9,158	$ 1,340,365
American Tower Corp.	6,562	1,388,650
Apartment Investment & Management Co., Class A	27,099	1,342,485
AvalonBay Communities, Inc.	6,658	1,390,124
Boston Properties, Inc.	10,252	1,363,003
Crown Castle International Corp.	10,397	1,385,504
Digital Realty Trust, Inc.	11,571	1,323,260
Duke Realty Corp.	43,644	1,454,655
Equinix, Inc.	2,715	1,363,202
Equity Residential	17,705	1,396,748
Essex Property Trust, Inc.	4,630	1,399,279
Extra Space Storage, Inc.	12,824	1,441,289
Federal Realty Investment Trust	10,407	1,373,828
HCP, Inc.	43,140	1,377,460
Host Hotels & Resorts, Inc.	75,678	1,316,040
Iron Mountain, Inc.	43,671	1,284,364
Kimco Realty Corp.	73,984	1,421,233
Macerich Co. (The)(b)	40,129	1,326,263
Mid-America Apartment Communities, Inc.	11,764	1,386,270
Prologis, Inc.	17,328	1,396,810
Public Storage	5,697	1,383,004
Realty Income Corp.	18,914	1,309,038
Regency Centers Corp.	20,120	1,342,004
SBA Communications Corp., Class A(c)	6,117	1,501,173
Simon Property Group, Inc.	8,507	1,379,835
SL Green Realty Corp.	15,830	1,283,496
UDR, Inc.	29,837	1,374,292
Ventas, Inc.	20,756	1,396,671
Vornado Realty Trust	20,931	1,346,282
Welltower, Inc.	16,840	1,399,741
Weyerhaeuser Co.	53,896	1,369,497
		42,555,865
	Shares	Value
Real Estate Management & Development-3.36%
CBRE Group, Inc., Class A(c)	27,961	$ 1,482,213
Total Common Stocks & Other Equity Interests (Cost $44,518,089)		44,038,078

Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $30,049)	30,049	30,049
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $44,548,138)		44,068,127
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.81%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	927,730	927,730
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	309,120	309,243
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,236,973)		1,236,973
TOTAL INVESTMENTS IN SECURITIES-102.84% (Cost $45,785,111)		45,305,100
OTHER ASSETS LESS LIABILITIES-(2.84)%		(1,251,701)
NET ASSETS-100.00%		$44,053,399
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2019.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communications Equipment-7.37%
Arista Networks, Inc.(b)	103,369	$ 28,266,253
Cisco Systems, Inc.	445,726	24,693,220
F5 Networks, Inc.(b)	178,219	26,148,292
Juniper Networks, Inc.	916,048	24,751,617
Motorola Solutions, Inc.	152,189	25,257,287
		129,116,669
Electronic Equipment, Instruments & Components-8.40%
Amphenol Corp., Class A	258,786	24,149,909
Corning, Inc.	789,501	24,277,156
FLIR Systems, Inc.	477,377	23,706,542
IPG Photonics Corp.(b)	184,959	24,231,479
Keysight Technologies, Inc.(b)	291,107	26,059,899
TE Connectivity Ltd.	269,176	24,871,862
		147,296,847
IT Services-30.51%
Accenture PLC, Class A	131,932	25,407,465
Akamai Technologies, Inc.(b)	310,399	27,355,464
Alliance Data Systems Corp.	174,561	27,392,112
Automatic Data Processing, Inc.	147,417	24,547,879
Broadridge Financial Solutions, Inc.	187,502	23,835,254
Cognizant Technology Solutions Corp., Class A	395,904	25,789,186
DXC Technology Co.	471,839	26,314,461
Fidelity National Information Services, Inc.	201,017	26,785,515
Fiserv, Inc.(b)	273,582	28,843,750
FleetCor Technologies, Inc.(b)	89,501	25,433,499
Gartner, Inc.(b)	153,888	21,441,215
Global Payments, Inc.	153,665	25,803,427
International Business Machines Corp.	180,565	26,766,956
Jack Henry & Associates, Inc.	177,081	24,738,216
Mastercard, Inc., Class A	93,823	25,545,188
Paychex, Inc.	281,535	23,381,482
PayPal Holdings, Inc.(b)	210,067	23,191,397
Total System Services, Inc.	191,746	26,023,767
VeriSign, Inc.(b)	118,926	25,104,089
Visa, Inc., Class A	143,838	25,603,164
Western Union Co. (The)	1,214,709	25,508,889
		534,812,375
Semiconductors & Semiconductor Equipment-25.57%
Advanced Micro Devices, Inc.(b)	803,805	24,475,862
Analog Devices, Inc.	234,604	27,556,586
Applied Materials, Inc.	591,887	29,221,461
Broadcom, Inc.	91,767	26,611,512
Intel Corp.	528,329	26,707,031
KLA Corp.	222,457	30,325,338
Lam Research Corp.	138,029	28,794,230
Maxim Integrated Products, Inc.	435,388	25,770,616
Microchip Technology, Inc.(c)	293,347	27,697,824
Micron Technology, Inc.(b)	747,199	33,541,763
NVIDIA Corp.	168,719	28,466,270
Qorvo, Inc.(b)	396,805	29,081,838
QUALCOMM, Inc.	355,115	25,980,213
Skyworks Solutions, Inc.	339,881	28,985,052
Texas Instruments, Inc.	227,412	28,428,774
Xilinx, Inc.	231,489	26,438,359
		448,082,729
	Shares	Value
Software-17.57%
Adobe, Inc.(b)	88,973	$ 26,590,471
ANSYS, Inc.(b)	123,794	25,145,037
Autodesk, Inc.(b)	154,296	24,096,406
Cadence Design Systems, Inc.(b)	360,359	26,634,134
Citrix Systems, Inc.	252,129	23,760,637
Fortinet, Inc.(b)	322,329	25,886,242
Intuit, Inc.	96,028	26,629,525
Microsoft Corp.	184,246	25,107,202
Oracle Corp.	458,024	25,786,751
salesforce.com, inc.(b)	162,679	25,133,906
Symantec Corp.	1,260,512	27,176,639
Synopsys, Inc.(b)	195,541	25,960,023
		307,906,973
Technology Hardware, Storage & Peripherals-10.58%
Apple, Inc.	126,614	26,973,846
Hewlett Packard Enterprise Co.	1,724,629	24,782,919
HP, Inc.	1,225,690	25,788,517
NetApp, Inc.	400,189	23,407,055
Seagate Technology PLC	551,367	25,533,806
Western Digital Corp.	671,718	36,198,883
Xerox Corp.	708,991	22,758,611
		185,443,637
Total Common Stocks & Other Equity Interests (Cost $1,487,721,926)		1,752,659,230

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $217,573)	217,573	217,573
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,487,939,499)		1,752,876,803
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.49%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	19,593,522	19,593,522
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	6,528,563	6,531,174
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,124,696)		26,124,696
TOTAL INVESTMENTS IN SECURITIES-101.50% (Cost $1,514,064,195)		1,779,001,499
OTHER ASSETS LESS LIABILITIES-(1.50)%		(26,343,111)
NET ASSETS-100.00%		$1,752,658,388

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
July 31, 2019
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Electric Utilities-50.26%
Alliant Energy Corp.	263,324	$ 13,045,071
American Electric Power Co., Inc.	145,355	12,763,623
Duke Energy Corp.	149,837	12,993,865
Edison International	221,503	16,510,834
Entergy Corp.	129,031	13,628,254
Evergy, Inc.	217,015	13,127,237
Eversource Energy	170,084	12,902,572
Exelon Corp.	259,176	11,678,471
FirstEnergy Corp.	299,435	13,166,157
NextEra Energy, Inc.	63,619	13,179,948
Pinnacle West Capital Corp.	135,065	12,320,629
PPL Corp.	418,638	12,404,244
Southern Co. (The)	236,590	13,296,358
Xcel Energy, Inc.	219,328	13,074,142
		184,091,405
Gas Utilities-3.73%
Atmos Energy Corp.	125,405	13,674,161
Independent Power and Renewable Electricity Producers-7.06%
AES Corp. (The)	770,403	12,935,066
NRG Energy, Inc.	378,557	12,923,936
		25,859,002
Multi-Utilities-35.35%
Ameren Corp.	171,635	12,991,053
	Shares	Value
Multi-Utilities-(continued)
CenterPoint Energy, Inc.	444,503	$ 12,895,032
CMS Energy Corp.	224,104	13,047,335
Consolidated Edison, Inc.	148,705	12,633,977
Dominion Energy, Inc.	171,748	12,759,159
DTE Energy Co.	101,640	12,919,461
NiSource, Inc.	457,955	13,596,684
Public Service Enterprise Group, Inc.	215,981	12,343,314
Sempra Energy	95,575	12,943,722
WEC Energy Group, Inc.	156,163	13,345,690
		129,475,427
Water Utilities-3.49%
American Water Works Co., Inc.	111,322	12,777,539
Total Common Stocks & Other Equity Interests (Cost $331,139,642)		365,877,534

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(b) (Cost $153,410)	153,410	153,410
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $331,293,052)		366,030,944
OTHER ASSETS LESS LIABILITIES-0.07%		272,916
NET ASSETS-100.00%		$366,303,860
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.03%
AMC Networks, Inc., Class A(b)	4,586	$ 244,801
Cable One, Inc.	220	267,696
Cars.com, Inc.(b)	11,873	225,587
Cinemark Holdings, Inc.	6,587	262,953
John Wiley & Sons, Inc., Class A	5,512	250,851
Live Nation Entertainment, Inc.(b)	3,926	282,908
Meredith Corp.	4,885	267,991
New York Times Co. (The), Class A	7,702	274,807
TEGNA, Inc.	17,375	263,926
Telephone & Data Systems, Inc.	8,572	277,219
World Wrestling Entertainment, Inc., Class A	3,371	245,341
Yelp, Inc.(b)	7,921	277,631
		3,141,711
Consumer Discretionary-14.99%
Aaron’s, Inc.	4,147	261,468
Adient PLC	12,304	292,220
Adtalem Global Education, Inc.(b)	5,623	266,362
American Eagle Outfitters, Inc.	14,299	252,949
AutoNation, Inc.(b)	6,091	296,510
Bed Bath & Beyond, Inc.(c)	20,781	201,784
Boyd Gaming Corp.	9,531	252,476
Brinker International, Inc.	6,354	253,207
Brunswick Corp.	5,614	275,984
Caesars Entertainment Corp.(b)	25,585	302,926
Carter’s, Inc.	2,620	243,712
Cheesecake Factory, Inc. (The)	5,538	238,577
Churchill Downs, Inc.	2,194	262,512
Cracker Barrel Old Country Store, Inc.(c)	1,493	259,349
Dana, Inc.	15,190	253,825
Deckers Outdoor Corp.(b)	1,441	225,199
Delphi Technologies PLC	14,091	264,065
Dick’s Sporting Goods, Inc.	7,407	275,318
Dillard’s, Inc., Class A(c)	4,389	319,431
Domino’s Pizza, Inc.	895	218,854
Dunkin’ Brands Group, Inc.	3,132	251,061
Eldorado Resorts, Inc.(b)(c)	4,860	219,283
Five Below, Inc.(b)	1,906	223,879
Gentex Corp.	10,687	293,038
Goodyear Tire & Rubber Co. (The)	16,941	232,600
Graham Holdings Co., Class B	357	265,155
Helen of Troy Ltd.(b)	1,837	272,390
International Speedway Corp., Class A	5,571	251,141
Jack in the Box, Inc.	2,938	211,037
KB Home	9,495	249,434
Marriott Vacations Worldwide Corp.	2,570	262,731
Mattel, Inc.(b)(c)	21,202	309,549
Michaels Cos., Inc. (The)(b)	28,229	193,933
Murphy USA, Inc.(b)	2,982	263,490
NVR, Inc.(b)	73	244,122
Ollie’s Bargain Outlet Holdings, Inc.(b)	2,736	231,712
Papa John’s International, Inc.(c)	4,952	219,968
Penn National Gaming, Inc.(b)	12,825	250,344
Polaris Industries, Inc.	2,804	265,455
Pool Corp.	1,325	250,915
Sally Beauty Holdings, Inc.(b)	17,022	233,882
Scientific Games Corp.(b)(c)	12,149	248,447
Service Corp. International	5,462	252,017
Signet Jewelers Ltd.	13,981	253,615
Six Flags Entertainment Corp.	4,878	257,705
Skechers U.S.A., Inc., Class A(b)	8,131	308,490
Sotheby’s(b)	7,099	423,881
	Shares	Value
Consumer Discretionary-(continued)
Tempur Sealy International, Inc.(b)	3,687	$ 295,771
Texas Roadhouse, Inc.	4,637	256,102
Thor Industries, Inc.	4,632	276,067
Toll Brothers, Inc.	6,563	236,071
TRI Pointe Group, Inc.(b)	19,924	272,760
Tupperware Brands Corp.	12,444	190,518
Urban Outfitters, Inc.(b)	10,534	250,815
Visteon Corp.(b)(c)	4,807	316,685
Weight Watchers International, Inc.(b)	12,202	264,173
Wendy’s Co. (The)	12,951	235,579
Williams-Sonoma, Inc.	4,101	273,455
Wyndham Destinations, Inc.	5,866	276,054
Wyndham Hotels & Resorts, Inc.	4,447	251,478
		15,551,530
Consumer Staples-3.35%
Boston Beer, Co., Inc. (The), Class A(b)	741	290,709
Casey’s General Stores, Inc.	1,653	267,637
Edgewell Personal Care Co.(b)	8,208	249,769
Energizer Holdings, Inc.(c)	5,969	251,176
Flowers Foods, Inc.	10,834	256,766
Hain Celestial Group, Inc. (The)(b)	11,868	258,366
Ingredion, Inc.	3,079	237,976
Lancaster Colony Corp.	1,673	260,687
Nu Skin Enterprises, Inc., Class A	4,937	197,381
Post Holdings, Inc.(b)	2,433	260,866
Sanderson Farms, Inc.	1,742	228,237
Sprouts Farmers Market, Inc.(b)	11,970	202,652
Tootsie Roll Industries, Inc.	6,580	245,829
TreeHouse Foods, Inc.(b)	4,496	266,793
		3,474,844
Energy-5.07%
Apergy Corp.(b)	8,092	263,233
Callon Petroleum Co.(b)(c)	41,804	205,676
Chesapeake Energy Corp.(b)(c)	141,944	256,919
CNX Resources Corp.(b)	35,287	290,059
Core Laboratories N.V.(c)	5,235	262,640
EQT Corp.	15,891	240,113
Equitrans Midstream Corp.	13,058	216,632
Matador Resources Co.(b)(c)	14,910	262,863
McDermott International, Inc.(b)	33,058	212,232
Murphy Oil Corp.	10,829	260,329
Oasis Petroleum, Inc.(b)	53,914	262,561
Oceaneering International, Inc.(b)	15,108	233,419
Patterson-UTI Energy, Inc.	22,655	263,478
PBF Energy, Inc., Class A	10,512	293,600
QEP Resources, Inc.(b)	42,511	210,430
Range Resources Corp.(c)	38,475	218,923
Southwestern Energy Co.(b)	79,007	173,815
Transocean Ltd.(b)	46,354	281,832
Valaris plc(c)	37,952	310,827
World Fuel Services Corp.	7,484	292,175
WPX Energy, Inc.(b)	24,228	252,940
		5,264,696
Financials-15.18%
Alleghany Corp.(b)	364	249,606
American Financial Group, Inc.	2,406	246,326
Associated Banc-Corp.	11,987	259,758
BancorpSouth Bank	8,865	264,975
Bank of Hawaii Corp.	3,121	266,065
Bank OZK	8,246	252,163

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
Brighthouse Financial, Inc.(b)	6,534	$ 255,937
Brown & Brown, Inc.	7,655	275,044
Cathay General Bancorp	7,268	270,515
Chemical Financial Corp.	6,377	268,089
CNO Financial Group, Inc.	15,461	261,445
Commerce Bancshares, Inc.	4,236	257,676
Cullen/Frost Bankers, Inc.	2,717	257,952
East West Bancorp, Inc.	5,678	272,601
Eaton Vance Corp.	6,077	270,426
Evercore, Inc., Class A	2,884	249,091
F.N.B. Corp.	21,942	264,401
FactSet Research Systems, Inc.	848	235,150
Federated Investors, Inc., Class B	7,752	269,382
First American Financial Corp.	4,741	274,125
First Financial Bankshares, Inc.(c)	8,479	277,687
First Horizon National Corp.	17,279	283,376
Fulton Financial Corp.	15,624	265,608
Genworth Financial, Inc., Class A(b)	81,838	326,534
Green Dot Corp., Class A(b)	5,124	259,736
Hancock Whitney Corp.	6,321	262,448
Hanover Insurance Group, Inc. (The)	1,970	255,529
Home BancShares, Inc.	13,421	263,991
Interactive Brokers Group, Inc., Class A	4,559	233,694
International Bancshares Corp.	6,763	254,492
Janus Henderson Group PLC (United Kingdom)	11,768	236,184
Kemper Corp.	2,891	254,466
Legg Mason, Inc.	6,850	257,971
LendingTree, Inc.(b)	651	209,973
Mercury General Corp.	4,138	234,666
Navient Corp.	18,848	266,699
New York Community Bancorp, Inc.	26,062	300,495
Old Republic International Corp.	11,015	251,252
PacWest Bancorp	6,544	252,795
Pinnacle Financial Partners, Inc.	4,463	271,083
Primerica, Inc.	2,083	255,563
Prosperity Bancshares, Inc.	3,736	259,241
Reinsurance Group of America, Inc.	1,637	255,241
RenaissanceRe Holdings Ltd. (Bermuda)	1,406	254,697
SEI Investments Co.	4,659	277,630
Signature Bank	2,160	275,314
SLM Corp.	26,280	239,411
Sterling Bancorp	12,346	269,760
Stifel Financial Corp.	4,440	265,556
Synovus Financial Corp.	7,611	290,512
Texas Capital Bancshares, Inc.(b)	4,164	262,040
Trustmark Corp.	7,759	275,755
UMB Financial Corp.	3,960	270,310
Umpqua Holdings Corp.	15,245	266,178
United Bankshares, Inc.	6,838	257,040
Valley National Bancorp	24,228	270,384
W.R. Berkley Corp.	3,829	265,694
Washington Federal, Inc.	7,595	277,825
Webster Financial Corp.	5,405	275,655
Wintrust Financial Corp.	3,489	249,603
		15,752,815
Health Care-9.12%
Acadia Healthcare Co., Inc.(b)(c)	7,606	242,936
Allscripts Healthcare Solutions, Inc.(b)	24,487	252,216
Amedisys, Inc.(b)	2,121	292,465
Avanos Medical, Inc.(b)	5,810	236,583
Bio-Rad Laboratories, Inc., Class A(b)	842	265,146
	Shares	Value
Health Care-(continued)
Bio-Techne Corp.	1,206	$ 253,441
Cantel Medical Corp.	3,292	303,786
Catalent, Inc.(b)	5,056	285,613
Charles River Laboratories International, Inc.(b)	1,941	261,142
Chemed Corp.	725	293,908
Covetrus, Inc.(b)(c)	10,046	237,789
Encompass Health Corp.	4,196	267,873
Exelixis, Inc.(b)	12,753	271,256
Globus Medical, Inc., Class A(b)	6,098	277,947
Haemonetics Corp.(b)	2,241	273,581
HealthEquity, Inc.(b)	3,592	294,472
Hill-Rom Holdings, Inc.	2,406	256,576
ICU Medical, Inc.(b)	1,039	264,363
Inogen, Inc.(b)	3,695	227,242
Integra LifeSciences Holdings Corp.(b)	4,938	313,020
Ligand Pharmaceuticals, Inc.(b)(c)	2,339	214,042
LivaNova PLC(b)	3,493	269,136
Mallinckrodt PLC(b)	27,073	184,367
Masimo Corp.(b)	1,781	281,131
Medidata Solutions, Inc.(b)	2,750	251,267
MEDNAX, Inc.(b)	9,776	240,196
Molina Healthcare, Inc.(b)	1,734	230,240
NuVasive, Inc.(b)	4,338	288,911
Patterson Cos., Inc.	11,216	222,077
PRA Health Sciences, Inc.(b)	2,619	261,664
Prestige Consumer Healthcare Inc.(b)	8,262	285,865
STERIS PLC	1,789	266,311
Syneos Health, Inc.(b)	5,318	271,697
Tenet Healthcare Corp.(b)	11,970	282,133
United Therapeutics Corp.(b)	3,212	254,519
West Pharmaceutical Services, Inc.	2,082	285,796
		9,460,707
Industrials-15.40%
Acuity Brands, Inc.	1,882	252,602
AECOM(b)	7,522	270,416
AGCO Corp.	3,471	267,267
ASGN, Inc.(b)	4,441	280,005
Avis Budget Group, Inc.(b)	7,558	275,036
Axon Enterprise, Inc.(b)	3,938	276,526
Brink’s Co. (The)	3,041	274,177
Carlisle Cos., Inc.	1,832	264,193
Clean Harbors, Inc.(b)	3,784	294,433
Colfax Corp.(b)	9,891	273,783
Crane Co.	3,154	263,990
Curtiss-Wright Corp.	2,137	271,207
Deluxe Corp.	5,989	267,229
Donaldson Co., Inc.	5,146	257,043
Dycom Industries, Inc.(b)	4,645	256,218
EMCOR Group, Inc.	3,005	253,592
EnerSys	4,050	275,845
Fluor Corp.	8,572	278,676
GATX Corp.	3,395	260,940
Genesee & Wyoming, Inc., Class A(b)	2,618	287,483
Graco, Inc.	5,080	244,246
Granite Construction, Inc.	5,865	208,207
Healthcare Services Group, Inc.	7,609	181,931
Herman Miller, Inc.	6,608	299,607
HNI Corp.	7,125	243,960
Hubbell, Inc.	2,047	265,864
IDEX Corp.	1,573	264,610
Insperity, Inc.	2,058	218,868

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
ITT, Inc.	4,031	$ 251,615
JetBlue Airways Corp.(b)	12,984	249,682
Kennametal, Inc.	7,820	270,416
Kirby Corp.(b)	3,167	248,166
Knight-Swift Transportation Holdings, Inc.	7,798	279,480
Landstar System, Inc.	2,410	268,161
Lennox International, Inc.	911	233,653
Lincoln Electric Holdings, Inc.	3,236	273,507
ManpowerGroup, Inc.	2,767	252,765
MasTec, Inc.(b)	5,189	266,299
MSA Safety, Inc.	2,466	259,793
MSC Industrial Direct Co., Inc., Class A	3,513	249,599
Nordson Corp.	1,931	273,545
NOW, Inc.(b)	19,135	234,404
nVent Electric PLC	10,512	260,592
Old Dominion Freight Line, Inc.	1,769	295,388
Oshkosh Corp.	3,153	263,496
Regal Beloit Corp.	3,160	251,599
Resideo Technologies, Inc.(b)	12,238	230,809
Ryder System, Inc.	4,454	237,220
Stericycle, Inc.(b)	5,554	255,262
Teledyne Technologies, Inc.(b)	986	287,202
Terex Corp.	8,868	270,031
Tetra Tech, Inc.	3,473	275,062
Timken Co. (The)	5,300	242,263
Toro Co. (The)	3,690	268,706
Trex Co., Inc.(b)	3,520	287,760
Trinity Industries, Inc.	12,991	254,624
Valmont Industries, Inc.	2,131	293,226
Watsco, Inc.	1,537	249,947
Werner Enterprises, Inc.	8,227	272,725
Woodward, Inc.	2,248	251,866
XPO Logistics, Inc.(b)(c)	4,428	298,801
		15,985,618
Information Technology-13.73%
ACI Worldwide, Inc.(b)	7,752	260,157
Arrow Electronics, Inc.(b)	3,744	271,852
Avnet, Inc.	5,797	263,300
Belden, Inc.	4,299	195,433
Blackbaud, Inc.	3,158	287,378
CACI International, Inc., Class A(b)	1,239	266,571
CDK Global, Inc.	5,171	268,220
Ciena Corp.(b)	5,877	265,758
Cirrus Logic, Inc.(b)	6,303	309,162
Cognex Corp.	5,751	253,102
Coherent, Inc.(b)	2,111	293,112
CommVault Systems, Inc.(b)	5,269	239,423
CoreLogic, Inc.(b)	5,935	270,458
Cree, Inc.(b)	4,603	286,215
Cypress Semiconductor Corp.	11,389	261,605
Fair Isaac Corp.(b)	821	285,232
First Solar, Inc.(b)	4,103	264,602
InterDigital, Inc.	3,929	253,145
j2 Global, Inc.	2,901	258,450
Jabil, Inc.	9,492	293,113
KBR, Inc.	10,579	279,074
Leidos Holdings, Inc.	3,187	261,653
Littelfuse, Inc.	1,500	253,440
LiveRamp Holdings, Inc.(b)	4,939	260,236
LogMeIn, Inc.	3,646	276,987
Lumentum Holdings, Inc.(b)	5,446	308,407
Manhattan Associates, Inc.(b)	3,683	313,018
	Shares	Value
Information Technology-(continued)
MAXIMUS, Inc.	3,311	$ 243,392
MKS Instruments, Inc.	3,496	297,614
Monolithic Power Systems, Inc.	1,988	294,542
National Instruments Corp.	6,298	263,004
NCR Corp.(b)	8,017	271,055
NetScout Systems, Inc.(b)	9,780	254,671
Perspecta, Inc.	11,005	256,747
Plantronics, Inc.	5,637	216,461
PTC, Inc.(b)	2,995	203,001
Sabre Corp.	11,271	264,981
Science Applications International Corp.	2,949	251,756
Semtech Corp.(b)	5,800	306,646
Silicon Laboratories, Inc.(b)	2,632	295,337
Synaptics, Inc.(b)	9,008	289,877
SYNNEX Corp.	2,717	267,733
Tech Data Corp.(b)	2,568	260,241
Teradata Corp.(b)	7,113	260,478
Teradyne, Inc.	5,706	317,995
Trimble, Inc.(b)	5,881	248,531
Tyler Technologies, Inc.(b)	1,146	267,419
Universal Display Corp.	1,458	307,755
Versum Materials, Inc.	4,887	254,026
ViaSat, Inc.(b)	2,864	233,674
Vishay Intertechnology, Inc.	16,304	277,168
WEX, Inc.(b)	1,240	270,407
Zebra Technologies Corp., Class A(b)	1,317	277,742
		14,251,356
Materials-7.24%
Allegheny Technologies, Inc.(b)	10,592	230,588
AptarGroup, Inc.	2,092	253,174
Ashland Global Holdings, Inc.	3,211	255,210
Cabot Corp.	5,525	247,078
Carpenter Technology Corp.	5,778	260,068
Chemours Co. (The)	10,539	200,979
Commercial Metals Co.	16,616	290,946
Compass Minerals International, Inc.	4,524	252,665
Domtar Corp.	5,774	245,106
Eagle Materials, Inc.	2,863	236,999
Greif, Inc., Class A	7,115	248,740
Ingevity Corp.(b)	2,785	274,434
Louisiana-Pacific Corp.	9,784	255,754
Minerals Technologies, Inc.	4,403	234,460
NewMarket Corp.	623	262,663
Olin Corp.	11,483	230,464
Owens-Illinois, Inc.	14,744	250,206
PolyOne Corp.	8,760	287,065
Reliance Steel & Aluminum Co.	2,825	282,359
Royal Gold, Inc.	2,642	302,377
RPM International, Inc.	4,150	281,495
Scotts Miracle-Gro Co. (The)	2,602	291,892
Sensient Technologies Corp.	3,378	230,278
Silgan Holdings, Inc.	8,554	257,133
Sonoco Products Co.	3,836	230,275
Steel Dynamics, Inc.	9,506	299,534
United States Steel Corp.(c)	18,232	274,027
Valvoline, Inc.	13,113	264,751
Worthington Industries, Inc.	6,935	278,926
		7,509,646
Real Estate-9.23%
Alexander & Baldwin, Inc.	10,628	249,864
American Campus Communities, Inc.	5,346	249,925

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
Brixmor Property Group, Inc.	13,804	$ 262,000
Camden Property Trust	2,367	245,482
CoreCivic, Inc.	10,556	179,135
CoreSite Realty Corp.	2,186	229,115
Corporate Office Properties Trust	8,800	245,696
Cousins Properties, Inc.	6,449	226,876
CyrusOne, Inc.	4,265	244,811
Douglas Emmett, Inc.	6,085	248,390
EastGroup Properties, Inc.	2,177	262,285
EPR Properties	3,221	239,739
First Industrial Realty Trust, Inc.	6,866	262,213
GEO Group, Inc. (The)	10,811	192,544
Healthcare Realty Trust, Inc.	7,712	246,630
Highwoods Properties, Inc.	5,680	257,474
Hospitality Properties Trust	10,238	252,981
JBG SMITH Properties	6,173	241,549
Jones Lang LaSalle, Inc.	1,887	274,917
Kilroy Realty Corp.	3,248	258,086
Lamar Advertising Co., Class A	3,146	254,574
Liberty Property Trust	5,001	261,552
Life Storage, Inc.	2,561	249,672
Mack-Cali Realty Corp.	10,434	248,121
Medical Properties Trust, Inc.	13,927	243,723
National Retail Properties, Inc.	4,545	237,431
Omega Healthcare Investors, Inc.	6,881	249,780
Pebblebrook Hotel Trust	8,812	246,648
PotlatchDeltic Corp.	6,725	247,614
PS Business Parks, Inc.	1,474	257,950
Rayonier, Inc.	8,256	239,754
Sabra Health Care REIT, Inc.	12,931	266,896
Senior Housing Properties Trust	31,327	256,881
Spirit Realty Capital, Inc.	6,434	283,868
Tanger Factory Outlet Centers, Inc.(c)	15,499	246,124
Taubman Centers, Inc.	5,736	232,423
Uniti Group, Inc.	23,328	196,422
Urban Edge Properties	14,414	241,146
Weingarten Realty Investors	8,837	246,641
		9,576,932
Utilities-3.60%
ALLETE, Inc.	2,958	257,198
Aqua America, Inc.	6,042	253,462
Black Hills Corp.	3,216	254,546
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	5,782	$ 259,034
IDACORP, Inc.	2,425	247,495
MDU Resources Group, Inc.	9,715	259,779
National Fuel Gas Co.	4,649	221,943
New Jersey Resources Corp.	5,039	251,295
NorthWestern Corp.	3,444	240,804
OGE Energy Corp.	5,789	248,638
ONE Gas, Inc.	2,764	252,022
PNM Resources, Inc.	4,953	246,016
Southwest Gas Holdings, Inc.	2,855	253,838
Spire, Inc.	2,966	244,428
UGI Corp.	4,736	241,962
		3,732,460
Total Common Stocks & Other Equity Interests (Cost $101,660,958)		103,702,315
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $66,582)	66,582	66,582
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $101,727,540)		103,768,897
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.43%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	3,436,030	3,436,030
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	1,155,016	1,155,478
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,591,490)		4,591,508
TOTAL INVESTMENTS IN SECURITIES-104.43% (Cost $106,319,030)		108,360,405
OTHER ASSETS LESS LIABILITIES-(4.43)%		(4,593,582)
NET ASSETS-100.00%		$103,766,823

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.58%
ATN International, Inc.	762	$ 42,878
Care.com, Inc.(b)	3,395	37,209
Cincinnati Bell, Inc.(b)	8,764	33,479
Cogent Communications Holdings, Inc.	798	50,282
Consolidated Communications Holdings, Inc.	10,651	50,166
E.W. Scripps Co. (The), Class A	3,180	48,749
Frontier Communications Corp.(b)(c)	32,535	42,946
Gannett Co., Inc.	5,689	58,312
Iridium Communications, Inc.(b)	2,070	52,661
Marcus Corp. (The)	1,396	48,846
New Media Investment Group, Inc.	5,098	54,906
QuinStreet, Inc.(b)	2,916	47,502
Scholastic Corp.	1,462	49,957
Spok Holdings, Inc.	3,267	42,438
TechTarget, Inc.(b)	2,362	54,373
Vonage Holdings Corp.(b)	4,113	51,001
		765,705
Consumer Discretionary-15.72%
Abercrombie & Fitch Co., Class A	3,066	58,039
American Axle & Manufacturing Holdings, Inc.(b)	4,174	50,380
American Public Education, Inc.(b)	1,633	53,922
Asbury Automotive Group, Inc.(b)	595	54,788
Ascena Retail Group, Inc.(b)	61,388	27,268
Barnes & Noble Education, Inc.(b)	13,972	48,902
Barnes & Noble, Inc.	7,047	45,946
Big Lots, Inc.	1,636	41,882
BJ’s Restaurants, Inc.	1,121	44,504
Bloomin’ Brands, Inc.	2,386	40,634
Boot Barn Holdings, Inc.(b)	1,426	44,619
Buckle, Inc. (The)(c)	2,860	58,201
Caleres, Inc.	2,383	44,753
Callaway Golf Co.	2,630	48,234
Career Education Corp.(b)	2,425	45,978
Cato Corp. (The), Class A	3,831	55,051
Cavco Industries, Inc.(b)	304	53,914
Century Communities, Inc.(b)	1,699	46,841
Chico’s FAS, Inc.	14,096	44,966
Children’s Place, Inc. (The)(c)	489	47,761
Chuy’s Holdings, Inc.(b)	2,260	53,449
Conn’s, Inc.(b)	2,687	55,890
Cooper Tire & Rubber Co.	1,548	41,672
Cooper-Standard Holdings, Inc.(b)	1,204	59,574
Core-Mark Holding Co., Inc.	1,252	46,862
Crocs, Inc.(b)	2,528	57,765
Dave & Buster’s Entertainment, Inc.	1,200	48,780
Designer Brands Inc., Class A	2,620	48,156
Dine Brands Global, Inc.	490	40,224
Dorman Products, Inc.(b)	551	39,606
El Pollo Loco Holdings, Inc.(b)	4,252	41,840
Ethan Allen Interiors, Inc.	2,264	46,593
Express, Inc.(b)	17,528	43,294
Fiesta Restaurant Group, Inc.(b)	3,364	32,126
Fossil Group, Inc.(b)	4,658	51,424
Fox Factory Holding Corp.(b)	641	51,331
GameStop Corp., Class A(c)	8,437	33,917
Garrett Motion, Inc. (Switzerland)(b)	2,969	42,071
Genesco, Inc.(b)	1,059	41,703
Gentherm, Inc.(b)	1,217	49,787
G-III Apparel Group Ltd.(b)	1,848	52,964
Group 1 Automotive, Inc.	614	51,551
Guess?, Inc.(c)	3,338	56,245
	Shares	Value
Consumer Discretionary-(continued)
Haverty Furniture Cos., Inc.	2,854	$ 51,686
Hibbett Sports, Inc.(b)	2,157	39,689
Installed Building Products, Inc.(b)	878	46,780
iRobot Corp.(b)(c)	536	39,182
J.C. Penney Co., Inc.(b)(c)	42,412	33,739
Kirkland’s, Inc.(b)(c)	19,629	33,566
Kontoor Brands, Inc.(b)	1,678	49,216
La-Z-Boy, Inc.	1,556	51,332
LCI Industries	529	48,472
LGI Homes, Inc.(b)	650	45,688
Liquidity Services, Inc.(b)	8,134	53,034
Lithia Motors, Inc., Class A	411	54,203
Lumber Liquidators Holdings, Inc.(b)(c)	4,528	39,711
M/I Homes, Inc.(b)	1,649	58,325
MarineMax, Inc.(b)	2,880	44,467
MDC Holdings, Inc.	1,416	51,174
Meritage Homes Corp.(b)	902	56,655
Monarch Casino & Resort, Inc.(b)	1,137	53,519
Monro, Inc.	552	46,484
Motorcar Parts of America, Inc.(b)	2,777	49,653
Movado Group, Inc.	1,809	47,631
Nautilus, Inc.(b)	20,476	39,519
Office Depot, Inc.	25,001	51,002
Oxford Industries, Inc.	617	45,158
PetMed Express, Inc.(c)	2,700	46,899
Red Robin Gourmet Burgers, Inc.(b)	1,435	47,384
Regis Corp.(b)	2,457	44,963
Rent-A-Center, Inc.(b)	1,834	49,573
RH(b)	426	59,384
Ruth’s Hospitality Group, Inc.	2,095	46,656
Shake Shack, Inc., Class A(b)	709	52,934
Shoe Carnival, Inc.(c)	1,787	45,354
Shutterfly, Inc.(b)	940	47,649
Shutterstock, Inc.	1,218	46,735
Sleep Number Corp.(b)	1,239	60,922
Sonic Automotive, Inc., Class A	2,026	55,857
Stamps.com, Inc.(b)	1,175	56,106
Standard Motor Products, Inc.	1,080	49,691
Steven Madden Ltd.	1,429	49,315
Strategic Education, Inc.	262	46,633
Sturm Ruger & Co., Inc.	903	51,019
Superior Industries International, Inc.	13,419	34,353
Tailored Brands, Inc.(c)	8,652	42,135
Tile Shop Holdings, Inc.	11,643	30,155
TopBuild Corp.(b)	586	47,542
Unifi, Inc.(b)	2,557	47,841
Universal Electronics, Inc.(b)	1,156	49,500
Vera Bradley, Inc.(b)	3,858	45,331
Vista Outdoor, Inc.(b)	5,850	42,120
Vitamin Shoppe, Inc.(b)(c)	11,501	50,834
William Lyon Homes, Class A(b)	2,448	48,079
Wingstop, Inc.	518	49,516
Winnebago Industries, Inc.	1,281	51,624
Wolverine World Wide, Inc.	1,704	46,264
Zumiez, Inc.(b)	2,040	50,531
		4,666,191
Consumer Staples-3.60%
Andersons, Inc. (The)	1,730	46,450
Avon Products, Inc. (United Kingdom)(b)	12,435	52,849
B&G Foods, Inc.(c)	2,069	37,821
Calavo Growers, Inc.	489	43,247
Cal-Maine Foods, Inc.	1,166	46,372

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Central Garden & Pet Co.(b)	368	$ 11,180
Central Garden & Pet Co., Class A(b)	1,465	40,361
Chefs’ Warehouse, Inc. (The)(b)	1,420	51,787
Coca-Cola Consolidated, Inc.	156	45,791
Darling Ingredients, Inc.(b)	2,436	49,524
Dean Foods Co.(c)	44,813	64,979
Inter Parfums, Inc.	710	49,189
J & J Snack Foods Corp.	290	53,894
John B. Sanfilippo & Son, Inc.	599	52,059
Medifast, Inc.	346	38,631
MGP Ingredients, Inc.(c)	769	38,442
Seneca Foods Corp., Class A(b)	1,792	56,591
SpartanNash Co.	4,200	49,644
United Natural Foods, Inc.(b)	4,625	45,603
Universal Corp.	805	47,897
USANA Health Sciences, Inc.(b)	625	42,531
Vector Group Ltd.	4,393	50,739
WD-40 Co.	289	52,471
		1,068,052
Energy-6.56%
Archrock, Inc.	5,208	57,184
Bonanza Creek Energy, Inc.(b)	2,666	58,119
C&J Energy Services, Inc.(b)	4,431	48,475
Carrizo Oil & Gas, Inc.(b)	5,208	49,632
CONSOL Energy, Inc.(b)	1,893	40,681
Denbury Resources, Inc.(b)	39,258	44,362
Diamond Offshore Drilling, Inc.(b)(c)	6,429	58,118
DMC Global, Inc.	763	39,859
Dril-Quip, Inc.(b)	1,182	62,197
Era Group, Inc.(b)	6,300	65,016
Exterran Corp.(b)	3,798	51,843
Geospace Technologies Corp.(b)	3,700	57,757
Green Plains, Inc.	3,952	39,876
Gulf Island Fabrication, Inc.(b)	6,454	46,211
Gulfport Energy Corp.(b)	9,916	37,482
Helix Energy Solutions Group, Inc.(b)	6,517	57,089
HighPoint Resources Corp.(b)(c)	29,143	36,429
KLX Energy Services Holdings, Inc.(b)	2,489	39,127
Laredo Petroleum, Inc.(b)	19,388	64,368
Matrix Service Co.(b)	2,474	45,447
Nabors Industries Ltd.	22,931	67,876
Newpark Resources, Inc.(b)	7,457	56,897
Noble Corp. PLC(b)	30,065	67,045
Oil States International, Inc.(b)	2,897	43,223
Par Pacific Holdings, Inc.(b)	2,481	57,212
PDC Energy, Inc.(b)	1,479	42,492
Penn Virginia Corp.(b)	1,634	55,948
ProPetro Holding Corp.(b)	2,673	48,461
Renewable Energy Group, Inc.(b)	3,376	45,880
REX American Resources Corp.(b)	698	52,071
Ring Energy, Inc.(b)(c)	14,350	35,157
SEACOR Holdings, Inc.(b)	1,108	52,785
SM Energy Co.	4,085	40,727
SRC Energy, Inc.(b)	10,487	42,787
Superior Energy Services, Inc.(b)	36,540	33,149
TETRA Technologies, Inc.(b)	31,252	48,753
Unit Corp.(b)	5,736	37,284
US Silica Holdings, Inc.(c)	4,756	65,918
Whiting Petroleum Corp.(b)(c)	2,989	52,846
		1,945,783
	Shares	Value
Financials-15.46%
Ambac Financial Group, Inc.(b)	3,151	$ 57,411
American Equity Investment Life Holding Co.	1,734	44,737
Ameris Bancorp	1,241	49,355
AMERISAFE, Inc.	775	50,422
Apollo Commercial Real Estate Finance, Inc.	2,528	47,577
ARMOUR Residential REIT, Inc.	2,578	46,069
Axos Financial, Inc.(b)	1,693	49,622
Banc of California, Inc.	3,423	53,502
Banner Corp.	909	53,867
Berkshire Hills Bancorp, Inc.	1,571	51,529
Blucora, Inc.(b)	1,496	44,790
Boston Private Financial Holdings, Inc.	4,261	49,172
Brookline Bancorp, Inc.	3,228	47,871
Capstead Mortgage Corp.	5,716	48,186
Central Pacific Financial Corp.	1,644	48,449
City Holding Co.	635	49,181
Columbia Banking System, Inc.	1,347	50,795
Community Bank System, Inc.	739	48,767
Customers Bancorp, Inc.(b)	2,314	47,715
CVB Financial Corp.	2,237	49,236
Dime Community Bancshares, Inc.	2,586	52,186
Donnelley Financial Solutions, Inc.(b)	3,907	53,252
Eagle Bancorp, Inc.	860	34,667
eHealth, Inc.(b)	643	66,711
Employers Holdings, Inc.	1,138	49,958
Encore Capital Group, Inc.(b)(c)	1,333	47,961
Enova International, Inc.(b)	2,015	54,304
EZCORP, Inc., Class A(b)	5,124	50,471
First BanCorp	4,768	51,304
First Commonwealth Financial Corp.	3,679	50,660
First Financial Bancorp	2,104	53,631
First Midwest Bancorp, Inc.	2,309	49,944
FirstCash, Inc.	479	48,207
Flagstar Bancorp, Inc.	1,508	51,996
Franklin Financial Network, Inc.	1,756	51,802
Glacier Bancorp, Inc.	1,191	49,915
Granite Point Mortgage Trust, Inc.	2,506	47,865
Great Western Bancorp, Inc.	1,431	48,396
Greenhill & Co., Inc.	3,393	56,324
Hanmi Financial Corp.	2,212	47,536
HCI Group, Inc.	1,149	46,063
Heritage Financial Corp.	1,618	46,145
HomeStreet, Inc.(b)	1,501	43,559
Hope Bancorp, Inc.	3,569	52,643
Horace Mann Educators Corp.	1,159	50,347
Independent Bank Corp.	649	50,466
INTL. FCStone, Inc.(b)	1,350	55,053
Invesco Mortgage Capital, Inc.(d)	2,934	48,352
James River Group Holdings Ltd.	1,023	48,930
LegacyTexas Financial Group, Inc.	1,243	53,126
Meta Financial Group, Inc.	1,663	51,337
National Bank Holdings Corp., Class A	1,295	46,983
NBT Bancorp, Inc.	1,292	50,000
New York Mortgage Trust, Inc.	7,576	46,289
NMI Holdings, Inc., Class A(b)	1,647	40,977
Northfield Bancorp, Inc.	3,128	48,953
Northwest Bancshares, Inc.	2,773	47,557
OFG Bancorp	2,404	54,403
Old National Bancorp	2,876	50,646
Opus Bank	2,287	51,252
Oritani Financial Corp.	2,927	52,979
Pacific Premier Bancorp, Inc.	1,565	49,501

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Financials-(continued)
PennyMac Mortgage Investment Trust	2,172	$ 47,849
Piper Jaffray Cos.	651	50,322
PRA Group, Inc.(b)	1,592	49,559
Preferred Bank	1,017	55,111
ProAssurance Corp.	1,252	48,941
Provident Financial Services, Inc.	2,011	48,626
Redwood Trust, Inc.	2,978	50,388
RLI Corp.	533	48,039
S&T Bancorp, Inc.	1,264	48,121
Safety Insurance Group, Inc.	498	49,133
Seacoast Banking Corp. of Florida(b)	1,983	53,620
Selective Insurance Group, Inc.	620	46,624
ServisFirst Bancshares, Inc.	1,444	49,183
Simmons First National Corp., Class A	2,032	52,324
Southside Bancshares, Inc.	1,447	50,095
Stewart Information Services Corp.	1,152	43,580
Third Point Reinsurance Ltd. (Bermuda)(b)	4,576	46,126
Tompkins Financial Corp.	585	47,952
Triumph Bancorp, Inc.(b)	1,610	50,248
TrustCo Bank Corp. NY	6,218	50,366
United Community Banks, Inc.	1,729	49,622
United Fire Group, Inc.	996	52,061
United Insurance Holdings Corp.	3,307	37,468
Universal Insurance Holdings, Inc.	1,641	40,713
Veritex Holdings, Inc.	1,814	46,420
Virtus Investment Partners, Inc.	451	48,329
Waddell & Reed Financial, Inc., Class A	2,812	49,210
Walker & Dunlop, Inc.	889	51,864
Westamerica Bancorp.	775	49,678
WisdomTree Investments, Inc.	7,661	47,498
World Acceptance Corp.(b)	303	38,399
		4,588,373
Health Care-12.36%
Acorda Therapeutics, Inc.(b)	6,308	43,714
Addus HomeCare Corp.(b)	659	53,109
Akorn, Inc.(b)	11,177	41,578
AMAG Pharmaceuticals, Inc.(b)(c)	5,285	43,654
AMN Healthcare Services, Inc.(b)	920	49,110
Amphastar Pharmaceuticals, Inc.(b)	2,396	48,279
AngioDynamics, Inc.(b)	2,436	49,646
ANI Pharmaceuticals, Inc.(b)	674	57,014
Anika Therapeutics, Inc.(b)	1,194	65,777
Arrowhead Pharmaceuticals, Inc.(b)(c)	1,840	53,470
Assertio Therapeutics, Inc.(b)	15,472	53,069
BioTelemetry, Inc.(b)	935	43,898
Cambrex Corp.(b)	1,086	47,567
Cardiovascular Systems, Inc.(b)	1,193	54,675
Community Health Systems, Inc.(b)(c)	18,270	37,454
Computer Programs & Systems, Inc.	1,796	46,355
CONMED Corp.	577	50,401
Corcept Therapeutics, Inc.(b)(c)	4,585	51,627
CorVel Corp.(b)	581	49,501
Cross Country Healthcare, Inc.(b)	5,901	56,001
CryoLife, Inc.(b)	1,632	47,034
Cutera, Inc.(b)	2,654	67,836
Cytokinetics, Inc.(b)	4,979	60,694
Diplomat Pharmacy, Inc.(b)	11,021	58,081
Eagle Pharmaceuticals, Inc.(b)	914	50,142
Emergent BioSolutions, Inc.(b)	1,095	48,333
Enanta Pharmaceuticals, Inc.(b)	554	41,561
Endo International PLC(b)	11,730	37,184
Ensign Group, Inc. (The)	840	50,618
	Shares	Value
Health Care-(continued)
Genomic Health, Inc.(b)	731	$ 53,341
HealthStream, Inc.(b)	1,862	52,583
Heska Corp.(b)	598	47,924
HMS Holdings Corp.(b)	1,570	54,793
Innoviva, Inc.(b)	3,367	40,000
Integer Holdings Corp.(b)	608	53,218
Invacare Corp.	8,684	46,459
Lannett Co., Inc.(b)(c)	9,101	64,344
Lantheus Holdings, Inc.(b)	1,796	40,626
LeMaitre Vascular, Inc.	1,822	60,290
LHC Group, Inc.(b)	406	51,392
Luminex Corp.	2,228	48,414
Magellan Health, Inc.(b)	725	50,997
Medicines Co. (The)(b)	1,347	48,277
Medpace Holdings, Inc.(b)	841	66,237
Meridian Bioscience, Inc.	4,064	48,565
Merit Medical Systems, Inc.(b)	822	32,436
Mesa Laboratories, Inc.(c)	177	44,547
Momenta Pharmaceuticals, Inc.(b)	3,965	44,805
Myriad Genetics, Inc.(b)	1,978	57,639
Natus Medical, Inc.(b)	1,982	61,581
Neogen Corp.(b)	765	54,621
NeoGenomics, Inc.(b)	2,057	50,129
NextGen Healthcare, Inc.(b)	2,535	41,473
Omnicell, Inc.(b)	576	43,321
OraSure Technologies, Inc.(b)	5,562	46,443
Orthofix Medical, Inc.(b)	925	49,441
Owens & Minor, Inc.	16,904	45,810
Phibro Animal Health Corp., Class A	1,637	50,960
Progenics Pharmaceuticals, Inc.(b)	11,614	62,483
Providence Service Corp. (The)(b)	733	40,857
REGENXBIO, Inc.(b)	984	43,699
Repligen Corp.(b)	640	60,410
Select Medical Holdings Corp.(b)	3,118	52,195
Spectrum Pharmaceuticals, Inc.(b)	6,375	48,323
Supernus Pharmaceuticals, Inc.(b)	1,512	50,455
SurModics, Inc.(b)	1,149	47,913
Tabula Rasa HealthCare, Inc.(b)(c)	999	60,210
Tactile Systems Technology, Inc.(b)	892	51,504
Tivity Health, Inc.(b)(c)	2,601	45,387
US Physical Therapy, Inc.	409	52,794
Vanda Pharmaceuticals, Inc.(b)	3,253	40,500
Varex Imaging Corp.(b)	1,670	53,089
Xencor, Inc.(b)	1,105	48,642
		3,666,509
Industrials-15.79%
AAON, Inc.	986	50,089
AAR Corp.	1,424	59,609
ABM Industries, Inc.	1,194	50,255
Actuant Corp., Class A	1,993	45,640
Aegion Corp.(b)	2,914	54,929
Aerojet Rocketdyne Holdings, Inc.(b)(c)	1,169	49,940
Aerovironment, Inc.(b)	744	40,808
Alamo Group, Inc.	487	47,672
Albany International Corp.	641	55,120
Allegiant Travel Co.	335	50,200
American Woodmark Corp.(b)	595	50,486
Apogee Enterprises, Inc.	1,225	49,686
Applied Industrial Technologies, Inc.	836	50,862
ArcBest Corp.	1,770	52,976
Arcosa, Inc.	1,307	49,012
Astec Industries, Inc.	1,585	51,814

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Atlas Air Worldwide Holdings, Inc.(b)	1,163	$ 53,091
AZZ, Inc.	1,090	50,772
Barnes Group, Inc.	896	46,628
Brady Corp., Class A	984	50,902
Briggs & Stratton Corp.	4,680	44,600
Chart Industries, Inc.(b)	635	47,962
CIRCOR International, Inc.(b)	1,061	40,318
Comfort Systems USA, Inc.	970	40,740
Cubic Corp.	776	51,371
DXP Enterprises, Inc.(b)	1,403	47,632
Echo Global Logistics, Inc.(b)	2,314	48,733
Encore Wire Corp.	882	48,439
EnPro Industries, Inc.	767	54,488
ESCO Technologies, Inc.	635	53,061
Exponent, Inc.	819	56,347
Federal Signal Corp.	1,856	57,814
Forrester Research, Inc.	1,045	49,460
Forward Air Corp.	800	50,400
Franklin Electric Co., Inc.	1,033	48,406
FTI Consulting, Inc.(b)	566	59,119
Gibraltar Industries, Inc.(b)	1,240	51,386
GMS, Inc.(b)	2,551	57,423
Greenbrier Cos., Inc. (The)	1,712	49,494
Griffon Corp.	2,852	46,630
Harsco Corp.(b)	1,787	41,923
Hawaiian Holdings, Inc.(c)	1,781	46,288
Heartland Express, Inc.	2,490	49,402
Heidrick & Struggles International, Inc.	1,434	42,590
Hillenbrand, Inc.	1,237	41,674
Hub Group, Inc., Class A(b)	1,138	51,608
Insteel Industries, Inc.	2,532	49,399
Interface, Inc.	3,113	43,146
John Bean Technologies Corp.	407	48,295
Kaman Corp.	797	50,530
Kelly Services, Inc., Class A	1,880	52,320
Korn Ferry	1,007	39,555
Lindsay Corp.	611	55,735
LSC Communications, Inc.	9,101	9,101
Lydall, Inc.(b)	2,452	57,867
Marten Transport Ltd.	2,588	51,941
Matson, Inc.	1,298	53,101
Matthews International Corp., Class A	1,297	44,293
Mercury Systems, Inc.(b)	711	57,961
Mobile Mini, Inc.	1,545	52,468
Moog, Inc., Class A	547	44,559
Mueller Industries, Inc.	1,693	51,112
MYR Group, Inc.(b)	1,410	50,929
National Presto Industries, Inc.(c)	493	45,341
Navigant Consulting, Inc.	2,057	50,108
Park Aerospace Corp.	3,052	55,516
Patrick Industries, Inc.(b)	995	45,641
PGT Innovations, Inc.(b)	2,964	47,780
Pitney Bowes, Inc.	10,995	44,530
Powell Industries, Inc.	1,292	47,791
Proto Labs, Inc.(b)	467	48,615
Quanex Building Products Corp.	2,642	49,194
Raven Industries, Inc.	1,358	49,214
Resources Connection, Inc.	2,951	51,938
RR Donnelley & Sons Co.	22,407	45,262
Saia, Inc.(b)	768	58,598
Simpson Manufacturing Co., Inc.	720	44,467
SkyWest, Inc.	792	48,082
	Shares	Value
Industrials-(continued)
SPX Corp.(b)	1,516	$ 52,908
SPX FLOW, Inc.(b)	1,239	50,254
Standex International Corp.	683	48,063
Team, Inc.(b)	3,251	53,837
Tennant Co.	795	60,507
Titan International, Inc.	11,203	42,347
Triumph Group, Inc.	2,370	57,425
TrueBlue, Inc.(b)	2,187	43,237
UniFirst Corp.	285	56,108
Universal Forest Products, Inc.	1,281	51,791
US Ecology, Inc.	782	49,759
Veritiv Corp.(b)	2,513	43,776
Viad Corp.	729	50,403
Vicor Corp.(b)	1,510	44,636
Wabash National Corp.	3,228	51,099
WageWorks, Inc.(b)	900	46,053
Watts Water Technologies, Inc., Class A	538	49,943
		4,684,334
Information Technology-15.06%
3D Systems Corp.(b)(c)	5,901	53,227
8x8, Inc.(b)	1,918	46,358
ADTRAN, Inc.	2,931	32,563
Advanced Energy Industries, Inc.(b)	924	53,962
Agilysys, Inc.(b)	2,095	51,390
Alarm.com Holdings, Inc.(b)	892	44,520
Anixter International, Inc.(b)	833	53,612
Applied Optoelectronics, Inc.(b)(c)	5,343	53,483
Arlo Technologies, Inc.(b)	12,804	55,057
Axcelis Technologies, Inc.(b)	3,256	52,259
Badger Meter, Inc.	836	44,718
Bel Fuse, Inc., Class B	2,734	45,084
Benchmark Electronics, Inc.	2,030	54,932
Bottomline Technologies (DE), Inc.(b)	1,052	44,279
Brooks Automation, Inc.	1,236	47,957
Cabot Microelectronics Corp.	450	54,743
CalAmp Corp.(b)	4,667	52,084
Cardtronics PLC, Class A(b)	1,688	48,074
CEVA, Inc.(b)	1,969	54,699
Cohu, Inc.	3,028	45,904
Comtech Telecommunications Corp.	1,765	52,526
Control4 Corp.(b)	2,003	47,892
Cray, Inc.(b)	1,369	47,422
CSG Systems International, Inc.	1,006	51,547
CTS Corp.	1,727	54,435
Daktronics, Inc.	7,576	48,032
Diebold Nixdorf, Inc.(b)	5,428	75,503
Digi International, Inc.(b)	4,015	52,717
Diodes, Inc.(b)	1,436	61,174
DSP Group, Inc.(b)	3,398	54,776
Ebix, Inc.(c)	890	40,967
ePlus, Inc.(b)	665	50,474
EVERTEC, Inc.	1,586	50,784
ExlService Holdings, Inc.(b)	762	52,418
Extreme Networks, Inc.(b)	8,513	69,296
Fabrinet (Thailand)(b)	996	53,465
FARO Technologies, Inc.(b)	1,010	53,924
Finisar Corp.(b)	2,182	51,342
FormFactor, Inc.(b)	3,273	54,921
Harmonic, Inc.(b)	8,559	63,936
Ichor Holdings Ltd.(b)	2,176	54,857
II-VI, Inc.(b)(c)	1,412	56,056
Insight Enterprises, Inc.(b)	869	47,812

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Itron, Inc.(b)	797	$ 49,414
KEMET Corp.	2,868	57,704
Knowles Corp.(b)	2,794	56,858
Kopin Corp.(b)(c)	41,307	47,916
Kulicke & Soffa Industries, Inc. (Singapore)	2,225	50,352
LivePerson, Inc.(b)	1,765	58,580
ManTech International Corp., Class A	755	51,929
MaxLinear, Inc.(b)	2,141	47,059
Methode Electronics, Inc.	1,821	54,539
MicroStrategy, Inc., Class A(b)	356	48,676
Monotype Imaging Holdings, Inc.	2,909	58,093
MTS Systems Corp.	860	49,553
Nanometrics, Inc.(b)	1,448	45,438
NETGEAR, Inc.(b)	1,897	64,213
NIC, Inc.	2,960	53,694
OneSpan, Inc.(b)	3,361	49,138
OSI Systems, Inc.(b)	421	47,388
PDF Solutions, Inc.(b)	3,764	50,249
Perficient, Inc.(b)	1,453	49,649
Photronics, Inc.(b)	5,801	55,864
Plexus Corp.(b)	896	53,500
Power Integrations, Inc.	687	62,565
Progress Software Corp.	1,153	49,913
Qualys, Inc.(b)	555	48,041
Rambus, Inc.(b)	4,141	51,597
Rogers Corp.(b)	304	48,233
Rudolph Technologies, Inc.(b)	1,986	53,463
Sanmina Corp.(b)	1,693	53,753
ScanSource, Inc.(b)	1,534	52,079
SMART Global Holdings, Inc.(b)	2,546	77,500
SolarEdge Technologies, Inc.(b)	841	54,858
SPS Commerce, Inc.(b)	452	50,547
Sykes Enterprises, Inc.(b)	1,754	49,621
TiVo Corp.	7,100	53,818
TTEC Holdings, Inc.	1,074	50,392
TTM Technologies, Inc.(b)	5,048	52,802
Ultra Clean Holdings, Inc.(b)	3,693	53,881
Unisys Corp.(b)(c)	5,261	65,184
Veeco Instruments, Inc.(b)	4,339	51,677
Viavi Solutions, Inc.(b)	3,677	53,942
Virtusa Corp.(b)	1,101	49,193
Xperi Corp.	2,412	51,496
		4,469,542
Materials-5.50%
A. Schulman Inc., CVR(b)(e)	1,595	834
AdvanSix, Inc.(b)	1,795	46,024
AK Steel Holding Corp.(b)(c)	23,060	65,029
American Vanguard Corp.	3,376	48,209
Balchem Corp.	491	50,396
Boise Cascade Co.	1,868	50,436
Century Aluminum Co.(b)	7,638	54,917
Clearwater Paper Corp.(b)	2,542	49,900
Ferro Corp.(b)	3,140	46,252
FutureFuel Corp.	4,469	52,064
H.B. Fuller Co.	1,089	52,065
Hawkins, Inc.	1,182	51,618
Haynes International, Inc.	1,556	46,307
Innophos Holdings, Inc.	1,718	46,678
Innospec, Inc.	555	51,826
Kaiser Aluminum Corp.	515	49,579
Koppers Holdings, Inc.(b)	1,750	47,775
Kraton Corp.(b)	1,826	56,003
	Shares	Value
Materials-(continued)
Livent Corp.(b)	7,122	$ 45,866
LSB Industries, Inc.(b)	14,138	70,549
Materion Corp.	743	46,163
Mercer International, Inc. (Germany)	3,100	40,393
Myers Industries, Inc.	2,607	42,155
Neenah, Inc.	786	51,648
Olympic Steel, Inc.	3,840	48,307
PH Glatfelter Co.	2,967	48,421
Quaker Chemical Corp.	239	44,786
Rayonier Advanced Materials, Inc.(c)	7,320	34,038
Schweitzer-Mauduit International, Inc.	1,462	50,337
Stepan Co.	518	51,360
SunCoke Energy, Inc.(b)	6,242	47,377
TimkenSteel Corp.(b)	6,758	47,238
Tredegar Corp.	2,975	49,593
US Concrete, Inc.(b)	1,007	47,420
		1,631,563
Real Estate-6.36%
Acadia Realty Trust	1,686	47,326
Agree Realty Corp.	702	46,929
American Assets Trust, Inc.	1,006	46,678
Armada Hoffler Properties, Inc.	2,790	47,235
CareTrust REIT, Inc.	1,951	45,322
CBL & Associates Properties, Inc.(c)	43,184	45,343
Cedar Realty Trust, Inc.	16,668	46,337
Chatham Lodging Trust	2,480	44,293
Chesapeake Lodging Trust	1,646	45,216
Community Healthcare Trust, Inc.	1,260	51,773
DiamondRock Hospitality Co.	4,759	47,923
Easterly Government Properties, Inc.	2,557	48,251
Four Corners Property Trust, Inc.	1,666	44,882
Franklin Street Properties Corp.	6,193	49,916
Getty Realty Corp.	1,521	45,600
Global NET Lease, Inc.	2,425	47,336
Hersha Hospitality Trust	2,810	43,892
Independence Realty Trust, Inc.	3,986	49,227
Innovative Industrial Properties, Inc.	430	45,438
iStar, Inc.(c)	4,053	53,500
Kite Realty Group Trust	2,967	47,205
Lexington Realty Trust	5,054	49,883
LTC Properties, Inc.	1,039	47,888
Marcus & Millichap, Inc.(b)	1,567	52,024
National Storage Affiliates Trust	1,590	48,161
NorthStar Realty Europe Corp.	2,969	50,473
Office Properties Income Trust	1,981	55,805
Pennsylvania Real Estate Investment Trust(c)	7,209	43,110
RE/MAX Holdings, Inc., Class A	1,501	43,649
Realogy Holdings Corp.(c)	6,795	35,402
Retail Opportunity Investments Corp.	2,753	49,939
RPT Realty	3,737	45,778
Saul Centers, Inc.	833	45,640
Summit Hotel Properties, Inc.	4,077	45,295
Universal Health Realty Income Trust	539	49,674
Urstadt Biddle Properties, Inc., Class A	2,219	47,908
Washington Prime Group, Inc.(c)	11,965	43,433
Washington REIT	1,732	46,677
Whitestone REIT	3,737	47,647
Xenia Hotels & Resorts, Inc.	2,249	48,196
		1,886,204
Utilities-0.99%
American States Water Co.	635	49,194

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Utilities-(continued)
Avista Corp.	1,077	$ 49,574
California Water Service Group	931	49,706
El Paso Electric Co.	729	48,304
Northwest Natural Holding Co.	690	49,280
South Jersey Industries, Inc.	1,409	47,976
		294,034
Total Common Stocks & Other Equity Interests (Cost $32,141,970)		29,666,290
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(f) (Cost $974)	974	974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $32,142,944)		29,667,264
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.42%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	1,427,553	$ 1,427,553
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	475,661	475,851
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,903,382)		1,903,404
TOTAL INVESTMENTS IN SECURITIES-106.40% (Cost $34,046,326)		31,570,668
OTHER ASSETS LESS LIABILITIES-(6.40)%		(1,899,564)
NET ASSETS-100.00%		$29,671,104

Investment Abbreviations:
CVR	-Contingent Value Rights
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$60,368	$-	$(12,631)	$784	$(169)	$48,352	$1,561

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-6.75%
Alphabet, Inc., Class A(b)	12,970	$ 15,800,054
Alphabet, Inc., Class C(b)	13,346	16,237,811
Facebook, Inc., Class A(b)	113,913	22,125,322
Netflix, Inc.(b)	146,619	47,356,471
Take-Two Interactive Software, Inc.(b)	281,302	34,465,121
Twitter, Inc.(b)	620,403	26,249,251
Verizon Communications, Inc.	436,143	24,105,624
		186,339,654
Consumer Discretionary-11.01%
Amazon.com, Inc.(b)	9,434	17,611,203
AutoZone, Inc.(b)	14,977	16,819,770
Chipotle Mexican Grill, Inc.(b)	32,141	25,569,130
Dollar General Corp.	189,224	25,359,800
Hilton Worldwide Holdings, Inc.	209,045	20,183,295
O’Reilly Automotive, Inc.(b)	92,452	35,202,024
TJX Cos., Inc. (The)	404,938	22,093,417
Tractor Supply Co.	270,178	29,398,068
Ulta Beauty, Inc.(b)	178,697	62,409,927
VF Corp.	261,975	22,893,995
Yum! Brands, Inc.	235,756	26,527,265
		304,067,894
Consumer Staples-7.63%
Church & Dwight Co., Inc.	478,866	36,125,651
Clorox Co. (The)	91,469	14,872,860
Constellation Brands, Inc., Class A	145,467	28,630,815
Hormel Foods Corp.	628,461	25,760,616
Kellogg Co.	510,622	29,728,413
Lamb Weston Holdings, Inc.	305,899	20,531,941
McCormick & Co., Inc.	173,732	27,543,471
Monster Beverage Corp.(b)	425,990	27,463,575
		210,657,342
Energy-9.15%
Anadarko Petroleum Corp.	436,571	32,157,820
Apache Corp.	842,915	20,583,984
ConocoPhillips	627,272	37,059,230
Devon Energy Corp.	1,837,172	49,603,644
Diamondback Energy, Inc.	376,539	38,945,429
HollyFrontier Corp.	608,248	30,272,503
Marathon Oil Corp.	1,742,007	24,510,039
Occidental Petroleum Corp.	382,404	19,640,269
		252,772,918
Financials-5.62%
Cboe Global Markets, Inc.	205,196	22,429,975
First Republic Bank	185,822	18,463,274
Intercontinental Exchange, Inc.	386,503	33,958,153
S&P Global, Inc.	66,314	16,243,614
SVB Financial Group(b)	159,936	37,100,354
U.S. Bancorp	471,298	26,934,681
		155,130,051
Health Care-15.52%
Abbott Laboratories	290,594	25,310,738
Boston Scientific Corp.(b)	648,304	27,526,988
Cerner Corp.	324,097	23,221,550
DaVita, Inc.(b)	519,432	31,088,005
Edwards Lifesciences Corp.(b)	153,752	32,726,113
Eli Lilly and Co.	210,005	22,880,045
HCA Healthcare, Inc.	137,735	18,389,000
Humana, Inc.	76,228	22,620,659
	Shares	Value
Health Care-(continued)
Illumina, Inc.(b)	37,840	$ 11,328,539
Intuitive Surgical, Inc.(b)	41,873	21,753,442
Medtronic PLC	157,353	16,040,565
Merck & Co., Inc.	189,063	15,690,338
Pfizer, Inc.	407,419	15,824,154
Thermo Fisher Scientific, Inc.	171,770	47,697,094
Vertex Pharmaceuticals, Inc.(b)	238,811	39,790,689
WellCare Health Plans, Inc.(b)	109,697	31,510,463
Zimmer Biomet Holdings, Inc.	186,756	25,236,338
		428,634,720
Industrials-13.29%
AMETEK, Inc.	158,042	14,162,144
Boeing Co. (The)	37,957	12,950,169
Cintas Corp.	138,725	36,129,539
CSX Corp.	697,671	49,116,038
Expeditors International of Washington, Inc.	234,347	17,892,393
Fastenal Co.	659,076	20,299,541
IHS Markit Ltd.(b)	423,892	27,307,123
Ingersoll-Rand PLC	190,672	23,578,500
Roper Technologies, Inc.	41,517	15,097,657
TransDigm Group, Inc.(b)	76,119	36,951,207
Union Pacific Corp.	110,462	19,877,637
W.W. Grainger, Inc.	117,737	34,264,999
Waste Management, Inc.	356,453	41,705,001
Xylem, Inc.	220,178	17,678,092
		367,010,040
Information Technology-22.79%
Adobe, Inc.(b)	88,158	26,346,900
Advanced Micro Devices, Inc.(b)	1,283,257	39,075,176
Akamai Technologies, Inc.(b)	252,019	22,210,434
Alliance Data Systems Corp.	103,415	16,227,882
ANSYS, Inc.(b)	126,790	25,753,585
Autodesk, Inc.(b)	303,474	47,393,535
Automatic Data Processing, Inc.	93,599	15,586,106
Broadcom, Inc.	62,195	18,035,928
Broadridge Financial Solutions, Inc.	130,961	16,647,762
Cisco Systems, Inc.	438,918	24,316,057
Fidelity National Information Services, Inc.	177,065	23,593,911
Fortinet, Inc.(b)	313,232	25,155,662
Gartner, Inc.(b)	167,429	23,327,883
Global Payments, Inc.	151,709	25,474,975
Intuit, Inc.	122,265	33,905,307
Keysight Technologies, Inc.(b)	717,004	64,186,198
Mastercard, Inc., Class A	81,857	22,287,205
Motorola Solutions, Inc.	215,422	35,751,435
NetApp, Inc.	186,758	10,923,475
PayPal Holdings, Inc.(b)	222,608	24,575,923
salesforce.com, inc.(b)	304,317	47,016,977
VeriSign, Inc.(b)	88,592	18,700,885
Xilinx, Inc.	201,043	22,961,121
		629,454,322
Materials-2.19%
Air Products and Chemicals, Inc.	146,300	33,395,901
Ecolab, Inc.	134,538	27,140,351
		60,536,252
Real Estate-2.47%
Apartment Investment & Management Co., Class A	431,074	21,355,406

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Real Estate-(continued)
HCP, Inc.	465,687	$ 14,869,386
Welltower, Inc.	385,780	32,066,033
		68,290,825
Utilities-3.56%
Ameren Corp.	397,983	30,123,333
NextEra Energy, Inc.	100,055	20,728,394
NRG Energy, Inc.	708,497	24,188,088
Pinnacle West Capital Corp.	253,315	23,107,394
		98,147,209
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $2,258,330,708)		2,761,041,227
OTHER ASSETS LESS LIABILITIES-0.02%		455,658
NET ASSETS-100.00%		$2,761,496,885
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-3.95%
AT&T, Inc.	262,321	$ 8,932,030
CenturyLink, Inc.	739,321	8,938,391
DISH Network Corp., Class A(b)	164,841	5,581,516
News Corp., Class A	348,209	4,582,431
News Corp., Class B	109,994	1,480,519
Viacom, Inc., Class B	222,002	6,737,761
		36,252,648
Consumer Discretionary-15.89%
Best Buy Co., Inc.	112,317	8,595,620
BorgWarner, Inc.	156,106	5,900,807
Carnival Corp.	52,419	2,475,749
D.R. Horton, Inc.	209,153	9,606,397
Dollar Tree, Inc.(b)	47,930	4,876,877
Ford Motor Co.	2,185,670	20,829,435
Gap, Inc. (The)	203,484	3,967,938
General Motors Co.	367,338	14,818,415
Kohl’s Corp.	128,074	6,898,066
Lennar Corp., Class A	306,119	14,562,081
LKQ Corp.(b)	238,497	6,422,724
MGM Resorts International	142,151	4,267,373
Mohawk Industries, Inc.(b)	70,501	8,790,770
Norwegian Cruise Line Holdings Ltd.(b)	62,913	3,110,419
PulteGroup, Inc.	309,238	9,744,089
PVH Corp.	74,202	6,598,042
Target Corp.	101,073	8,732,707
Whirlpool Corp.	39,383	5,729,439
		145,926,948
Consumer Staples-8.60%
Archer-Daniels-Midland Co.	308,634	12,678,685
Coty, Inc., Class A	1,453,549	15,858,220
JM Smucker Co. (The)	55,893	6,214,743
Kraft Heinz Co. (The)	183,759	5,882,126
Kroger Co. (The)	391,261	8,279,083
Molson Coors Brewing Co., Class B	151,985	8,205,670
Tyson Foods, Inc., Class A	180,843	14,377,018
Walgreens Boots Alliance, Inc.	56,817	3,095,958
Walmart, Inc.	40,183	4,435,399
		79,026,902
Energy-11.22%
Baker Hughes, a GE Co., Class A	749,110	19,019,903
Chevron Corp.	41,352	5,090,845
Helmerich & Payne, Inc.	58,494	2,905,982
Kinder Morgan, Inc.	252,488	5,206,302
Marathon Petroleum Corp.	197,845	11,156,479
National Oilwell Varco, Inc.	280,095	6,671,863
Noble Energy, Inc.	317,121	7,002,032
Phillips 66	133,793	13,721,810
TechnipFMC PLC (United Kingdom)	530,165	14,600,744
Valero Energy Corp.	206,683	17,619,726
		102,995,686
Financials-35.10%
Affiliated Managers Group, Inc.	39,253	3,367,515
Aflac, Inc.	128,419	6,759,976
Allstate Corp. (The)	103,561	11,122,451
American International Group, Inc.	180,883	10,127,639
Assurant, Inc.	115,989	13,148,513
Bank of America Corp.	220,965	6,779,206
Bank of New York Mellon Corp. (The)	94,380	4,428,310
BB&T Corp.	72,049	3,712,685
	Shares	Value
Financials-(continued)
Capital One Financial Corp.	110,081	$ 10,173,686
Chubb Ltd.	49,155	7,512,850
Citigroup, Inc.	104,337	7,424,621
Citizens Financial Group, Inc.	299,837	11,171,927
Everest Re Group, Ltd.	41,641	10,270,336
Fifth Third Bancorp	223,608	6,638,922
Goldman Sachs Group, Inc. (The)	46,210	10,172,207
Hartford Financial Services Group, Inc. (The)	191,766	11,051,475
Huntington Bancshares, Inc.	247,505	3,526,946
Invesco Ltd.(c)	570,264	10,943,366
Jefferies Financial Group, Inc.	706,110	15,061,326
KeyCorp	259,950	4,775,282
Lincoln National Corp.	229,056	14,966,519
Loews Corp.	259,400	13,888,276
MetLife, Inc.	374,285	18,497,165
Morgan Stanley	188,149	8,383,919
People’s United Financial, Inc.	428,237	7,031,652
PNC Financial Services Group, Inc. (The)	30,946	4,422,183
Principal Financial Group, Inc.	206,665	11,994,837
Prudential Financial, Inc.	183,569	18,597,375
Raymond James Financial, Inc.	47,440	3,826,985
Regions Financial Corp.	351,966	5,606,818
State Street Corp.	82,262	4,778,600
SunTrust Banks, Inc.	90,336	6,016,378
Synchrony Financial	218,619	7,844,050
Travelers Cos., Inc. (The)	44,475	6,520,924
Unum Group	421,743	13,474,689
Wells Fargo & Co.	80,133	3,879,239
Zions Bancorp. N.A.	97,792	4,407,485
		322,306,333
Health Care-6.67%
Allergan PLC	53,845	8,642,123
AmerisourceBergen Corp.	111,986	9,759,580
Anthem, Inc.	14,078	4,147,520
Cardinal Health, Inc.	194,757	8,906,238
Centene Corp.(b)	93,125	4,850,881
CVS Health Corp.	117,129	6,543,997
Laboratory Corp. of America Holdings(b)	28,302	4,741,151
McKesson Corp.	78,736	10,940,367
Mylan N.V.(b)	130,466	2,726,739
		61,258,596
Industrials-6.59%
Alaska Air Group, Inc.	58,684	3,718,218
American Airlines Group, Inc.	152,629	4,656,711
Arconic, Inc.	167,025	4,182,306
Delta Air Lines, Inc.	54,604	3,333,028
Jacobs Engineering Group, Inc.	120,755	9,963,495
Johnson Controls International PLC	183,812	7,800,981
PACCAR, Inc.	77,514	5,436,832
Quanta Services, Inc.	346,997	12,984,628
Textron, Inc.	60,001	2,958,049
United Airlines Holdings, Inc.(b)	59,313	5,451,458
		60,485,706
Information Technology-5.83%
DXC Technology Co.	145,951	8,139,687
Hewlett Packard Enterprise Co.	807,093	11,597,926
HP, Inc.	133,962	2,818,561
Micron Technology, Inc.(b)	177,159	7,952,668

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Information Technology-(continued)
Western Digital Corp.	242,238	$ 13,054,206
Xerox Corp.	310,320	9,961,272
		53,524,320
Materials-3.06%
Corteva, Inc.	24,704	728,768
Dow, Inc.	25,053	1,213,567
DuPont de Nemours, Inc.	24,704	1,782,641
International Paper Co.	110,216	4,839,585
LyondellBasell Industries N.V., Class A	40,921	3,424,678
Nucor Corp.	116,404	6,330,050
WestRock Co.	272,390	9,819,659
		28,138,948
Real Estate-0.48%
Kimco Realty Corp.	228,802	4,395,286
	Shares	Value
Utilities-2.58%
CenterPoint Energy, Inc.	118,277	$ 3,431,216
Consolidated Edison, Inc.	42,653	3,623,799
Duke Energy Corp.	34,649	3,004,761
Edison International	65,444	4,878,196
Evergy, Inc.	50,068	3,028,613
Exelon Corp.	127,567	5,748,169
		23,714,754
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $870,158,495)		918,026,127
OTHER ASSETS LESS LIABILITIES-0.03%		244,024
NET ASSETS-100.00%		$918,270,151

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2019	Dividend Income
Invesco Ltd.	$12,382,512	$580,864	$(447,185)	$(1,607,179)	$34,354	$10,943,366	$176,590
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-17.94%
Alphabet, Inc., Class A(b)	19,978	$ 24,337,200
Alphabet, Inc., Class C(b)	20,447	24,877,456
AT&T, Inc.	486,901	16,578,979
Comcast Corp., Class A	302,184	13,045,283
Facebook, Inc., Class A(b)	160,291	31,133,321
Netflix, Inc.(b)	29,170	9,421,618
Verizon Communications, Inc.	275,922	15,250,209
Walt Disney Co. (The)	116,469	16,656,232
		151,300,298
Consumer Discretionary-9.24%
Amazon.com, Inc.(b)	27,591	51,506,327
Home Depot, Inc. (The)	73,408	15,686,555
McDonald’s Corp.	50,943	10,734,709
		77,927,591
Consumer Staples-8.57%
Coca-Cola Co. (The)	256,161	13,481,753
Costco Wholesale Corp.	29,341	8,087,260
PepsiCo, Inc.	93,526	11,953,558
Philip Morris International, Inc.	103,799	8,678,634
Procter & Gamble Co. (The)	167,348	19,753,758
Walmart, Inc.	93,325	10,301,214
		72,256,177
Energy-4.34%
Chevron Corp.	127,090	15,646,050
Exxon Mobil Corp.	282,287	20,990,861
		36,636,911
Financials-11.13%
Bank of America Corp.	589,954	18,099,789
Berkshire Hathaway, Inc., Class B(b)	129,284	26,558,812
Citigroup, Inc.	154,282	10,978,707
JPMorgan Chase & Co.	216,428	25,105,648
Wells Fargo & Co.	269,864	13,064,116
		93,807,072
Health Care-13.61%
Abbott Laboratories	117,701	10,251,757
AbbVie, Inc.	98,630	6,570,731
Amgen, Inc.	40,693	7,592,500
Eli Lilly and Co.	57,647	6,280,641
Johnson & Johnson	177,138	23,066,910
	Shares	Value
Health Care-(continued)
Medtronic PLC	89,447	$ 9,118,227
Merck & Co., Inc.	171,773	14,255,441
Pfizer, Inc.	370,400	14,386,336
Thermo Fisher Scientific, Inc.	26,686	7,410,169
UnitedHealth Group, Inc.	63,404	15,788,230
		114,720,942
Industrials-4.27%
Boeing Co. (The)	34,910	11,910,594
Honeywell International, Inc.	48,552	8,373,278
Union Pacific Corp.	47,225	8,498,139
United Technologies Corp.	54,116	7,229,897
		36,011,908
Information Technology-30.82%
Accenture PLC, Class A	42,555	8,195,242
Adobe, Inc.(b)	32,555	9,729,387
Apple, Inc.	291,622	62,127,151
Broadcom, Inc.	26,409	7,658,346
Cisco Systems, Inc.	285,597	15,822,074
Intel Corp.	298,692	15,098,881
International Business Machines Corp.	59,155	8,769,137
Mastercard, Inc., Class A	59,964	16,326,398
Microsoft Corp.	511,241	69,666,811
Oracle Corp.	161,891	9,114,463
PayPal Holdings, Inc.(b)	78,388	8,654,035
salesforce.com, inc.(b)	51,809	8,004,491
Visa, Inc., Class A	116,020	20,651,560
		259,817,976
Total Common Stocks & Other Equity Interests (Cost $619,368,947)		842,478,875
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(c) (Cost $87,457)	87,457	87,457
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $619,456,404)		842,566,332
OTHER ASSETS LESS LIABILITIES-0.07%		552,197
NET ASSETS-100.00%		$843,118,529
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-5.42%
Live Nation Entertainment, Inc.(b)	75,227	$ 5,420,858
New York Times Co. (The), Class A	200,205	7,143,314
World Wrestling Entertainment, Inc., Class A	89,335	6,501,801
Yelp, Inc.(b)	103,750	3,636,438
		22,702,411
Consumer Discretionary-17.44%
Adtalem Global Education, Inc.(b)	55,604	2,633,961
Brinker International, Inc.	90,931	3,623,600
Churchill Downs, Inc.	85,187	10,192,625
Deckers Outdoor Corp.(b)	47,601	7,439,084
Domino’s Pizza, Inc.	17,971	4,394,449
Eldorado Resorts, Inc.(b)(c)	264,147	11,918,313
Helen of Troy Ltd.(b)	37,059	5,495,109
Pool Corp.	16,075	3,044,123
Scientific Games Corp.(b)	268,198	5,484,649
Service Corp. International	103,146	4,759,156
Urban Outfitters, Inc.(b)	206,840	4,924,860
Weight Watchers International, Inc.(b)	45,354	981,914
Wendy’s Co. (The)	247,810	4,507,664
Wyndham Hotels & Resorts, Inc.	63,371	3,583,630
		72,983,137
Consumer Staples-2.50%
Boston Beer, Co., Inc. (The), Class A(b)	10,494	4,117,006
Lancaster Colony Corp.	12,392	1,930,921
Post Holdings, Inc.(b)	41,348	4,433,333
		10,481,260
Energy-7.07%
Callon Petroleum Co.(b)(c)	831,862	4,092,761
CNX Resources Corp.(b)	702,953	5,778,274
Equitrans Midstream Corp.	311,825	5,173,177
Murphy Oil Corp.	280,159	6,735,022
QEP Resources, Inc.(b)	932,760	4,617,162
Valaris plc(c)	387,794	3,176,033
		29,572,429
Financials-9.30%
Brown & Brown, Inc.	122,325	4,395,137
FactSet Research Systems, Inc.	13,612	3,774,608
First Financial Bankshares, Inc.	124,352	4,072,528
Green Dot Corp., Class A(b)	57,096	2,894,196
LendingTree, Inc.(b)	17,039	5,495,759
Primerica, Inc.	70,768	8,682,526
SLM Corp.	499,596	4,551,320
UMB Financial Corp.	73,793	5,037,110
		38,903,184
Health Care-17.30%
Amedisys, Inc.(b)	73,527	10,138,638
Avanos Medical, Inc.(b)	146,038	5,946,667
Bio-Rad Laboratories, Inc., Class A(b)	12,916	4,067,248
Chemed Corp.	8,466	3,432,032
Encompass Health Corp.	62,939	4,018,026
Globus Medical, Inc., Class A(b)	170,901	7,789,668
Haemonetics Corp.(b)	21,015	2,565,511
Integra LifeSciences Holdings Corp.(b)	68,282	4,328,396
Ligand Pharmaceuticals, Inc.(b)	19,699	1,802,656
LivaNova PLC(b)	47,277	3,642,693
Mallinckrodt PLC(b)(c)	462,183	3,147,466
Masimo Corp.(b)	19,857	3,134,427
Molina Healthcare, Inc.(b)	44,602	5,922,254
	Shares	Value
Health Care-(continued)
PRA Health Sciences, Inc.(b)	76,088	$ 7,601,952
STERIS PLC	32,707	4,868,764
		72,406,398
Industrials-9.65%
ASGN, Inc.(b)	81,395	5,131,955
Axon Enterprise, Inc.(b)	80,029	5,619,636
Curtiss-Wright Corp.	26,478	3,360,323
IDEX Corp.	16,827	2,830,638
Insperity, Inc.	40,914	4,351,204
ITT, Inc.	97,370	6,077,836
Kennametal, Inc.	89,070	3,080,041
Lennox International, Inc.	14,711	3,773,077
MSA Safety, Inc.	21,738	2,290,098
Woodward, Inc.	34,428	3,857,313
		40,372,121
Information Technology-18.48%
ACI Worldwide, Inc.(b)	77,807	2,611,203
Ciena Corp.(b)	165,320	7,475,770
CommVault Systems, Inc.(b)	94,131	4,277,313
Cypress Semiconductor Corp.	257,902	5,924,009
Fair Isaac Corp.(b)	20,847	7,242,665
j2 Global, Inc.	62,124	5,534,627
Leidos Holdings, Inc.	54,464	4,471,494
LiveRamp Holdings, Inc.(b)	127,301	6,707,490
MAXIMUS, Inc.	79,921	5,874,993
PTC, Inc.(b)	45,851	3,107,781
Sabre Corp.	174,072	4,092,433
Semtech Corp.(b)	119,220	6,303,161
Silicon Laboratories, Inc.(b)	26,734	2,999,822
Trimble, Inc.(b)	67,336	2,845,619
WEX, Inc.(b)	15,671	3,417,375
Zebra Technologies Corp., Class A(b)	21,231	4,477,405
		77,363,160
Materials-3.55%
Allegheny Technologies, Inc.(b)	343,576	7,479,650
Chemours Co. (The)	179,635	3,425,639
RPM International, Inc.	58,398	3,961,136
		14,866,425
Real Estate-6.75%
American Campus Communities, Inc.	121,541	5,682,042
CyrusOne, Inc.	84,207	4,833,482
Life Storage, Inc.	26,828	2,615,462
Medical Properties Trust, Inc.	380,341	6,655,967
National Retail Properties, Inc.	75,915	3,965,799
Omega Healthcare Investors, Inc.	123,486	4,482,542
		28,235,294
Utilities-2.44%
Black Hills Corp.	60,400	4,780,660
National Fuel Gas Co.	60,159	2,871,991
UGI Corp.	50,169	2,563,134
		10,215,785
Total Common Stocks & Other Equity Interests (Cost $373,523,328)		418,101,604

Invesco S&P Midcap 400® Pure Growth ETF (RFG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $443,270)	443,270	$ 443,270
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $373,966,598)		418,544,874
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.50%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	11,002,278	11,002,278
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	3,665,960	$ 3,667,426
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,669,704)		14,669,704
TOTAL INVESTMENTS IN SECURITIES-103.51% (Cost $388,636,302)		433,214,578
OTHER ASSETS LESS LIABILITIES-(3.51)%		(14,677,025)
NET ASSETS-100.00%		$418,537,553

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Value ETF (RFV)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-1.27%
Telephone & Data Systems, Inc.	51,717	$ 1,672,528
Consumer Discretionary-24.50%
Adient PLC	44,475	1,056,281
AutoNation, Inc.(b)	69,852	3,400,395
Bed Bath & Beyond, Inc.(c)	247,656	2,404,740
Caesars Entertainment Corp.(b)	117,154	1,387,103
Dana, Inc.	148,503	2,481,485
Delphi Technologies PLC	79,676	1,493,128
Dick’s Sporting Goods, Inc.	43,490	1,616,523
Dillard’s, Inc., Class A(c)	39,534	2,877,285
Goodyear Tire & Rubber Co. (The)	162,678	2,233,569
Graham Holdings Co., Class B	1,491	1,107,411
KB Home	126,648	3,327,043
Marriott Vacations Worldwide Corp.	10,703	1,094,168
Murphy USA, Inc.(b)	19,022	1,680,784
Signet Jewelers Ltd.	17,898	324,670
Thor Industries, Inc.	24,737	1,474,325
Toll Brothers, Inc.	51,121	1,838,822
TRI Pointe Group, Inc.(b)	182,002	2,491,607
		32,289,339
Consumer Staples-2.54%
Casey’s General Stores, Inc.	3,996	646,992
Hain Celestial Group, Inc. (The)(b)	40,448	880,553
Sanderson Farms, Inc.	7,682	1,006,496
TreeHouse Foods, Inc.(b)	13,723	814,323
		3,348,364
Energy-7.88%
EQT Corp.	48,329	730,251
McDermott International, Inc.(b)	385,689	2,476,124
Oasis Petroleum, Inc.(b)	141,868	690,897
Oceaneering International, Inc.(b)	64,914	1,002,921
Patterson-UTI Energy, Inc.	109,725	1,276,102
Range Resources Corp.(c)	111,149	632,438
World Fuel Services Corp.	91,734	3,581,295
		10,390,028
Financials-17.27%
Alleghany Corp.(b)	1,739	1,192,484
Associated Banc-Corp.	31,402	680,481
Bank OZK	43,241	1,322,310
Brighthouse Financial, Inc.(b)	58,235	2,281,065
CNO Financial Group, Inc.	66,672	1,127,423
First American Financial Corp.	19,832	1,146,686
First Horizon National Corp.	37,427	613,803
Hancock Whitney Corp.	15,915	660,791
Janus Henderson Group PLC (United Kingdom)	59,271	1,189,569
Legg Mason, Inc.	71,089	2,677,212
Navient Corp.	128,451	1,817,582
New York Community Bancorp, Inc.	108,752	1,253,910
Old Republic International Corp.	47,844	1,091,322
PacWest Bancorp	21,171	817,836
Pinnacle Financial Partners, Inc.	9,565	580,978
Reinsurance Group of America, Inc.	10,746	1,675,516
Stifel Financial Corp.	21,501	1,285,975
Umpqua Holdings Corp.	39,043	681,691
Washington Federal, Inc.	18,333	670,621
		22,767,255
	Shares	Value
Health Care-2.40%
Acadia Healthcare Co., Inc.(b)(c)	36,691	$ 1,171,911
MEDNAX, Inc.(b)	27,460	674,692
Patterson Cos., Inc.(c)	66,291	1,312,562
		3,159,165
Industrials-20.31%
AECOM(b)	73,246	2,633,194
AGCO Corp.	21,571	1,660,967
Avis Budget Group, Inc.(b)	54,044	1,966,661
Colfax Corp.(b)(c)	53,642	1,484,810
EMCOR Group, Inc.	12,479	1,053,103
Fluor Corp.	71,167	2,313,639
Granite Construction, Inc.	17,232	611,736
JetBlue Airways Corp.(b)	63,055	1,212,548
Knight-Swift Transportation Holdings, Inc.(c)	39,545	1,417,293
ManpowerGroup, Inc.	26,738	2,442,516
MasTec, Inc.(b)	24,325	1,248,359
Oshkosh Corp.	12,052	1,007,186
Resideo Technologies, Inc.(b)	75,146	1,417,253
Ryder System, Inc.	50,841	2,707,792
Terex Corp.	26,587	809,574
Timken Co. (The)	14,707	672,257
Trinity Industries, Inc.	78,914	1,546,714
Werner Enterprises, Inc.	17,159	568,821
		26,774,423
Information Technology-11.03%
Arrow Electronics, Inc.(b)	31,601	2,294,549
Avnet, Inc.	52,076	2,365,292
Belden, Inc.	12,876	585,343
CACI International, Inc., Class A(b)	3,652	785,728
Jabil, Inc.	64,211	1,982,836
NetScout Systems, Inc.(b)	21,173	551,345
Perspecta, Inc.	26,541	619,201
SYNNEX Corp.	26,723	2,633,284
Tech Data Corp.(b)	26,797	2,715,608
		14,533,186
Materials-10.38%
Carpenter Technology Corp.	25,213	1,134,837
Commercial Metals Co.	77,497	1,356,973
Domtar Corp.	31,578	1,340,486
Minerals Technologies, Inc.	14,495	771,859
Olin Corp.	83,452	1,674,882
Owens-Illinois, Inc.	54,028	916,855
Reliance Steel & Aluminum Co.	24,327	2,431,484
Silgan Holdings, Inc.	23,663	711,310
Steel Dynamics, Inc.	24,146	760,840
United States Steel Corp.(c)	130,346	1,959,100
Worthington Industries, Inc.	15,514	623,973
		13,682,599
Real Estate-2.39%
Alexander & Baldwin, Inc.	41,462	974,771
Jones Lang LaSalle, Inc.	4,787	697,418
Sabra Health Care REIT, Inc.	43,437	896,540
Senior Housing Properties Trust	71,331	584,914
		3,153,643
Total Common Stocks & Other Equity Interests (Cost $124,014,719)		131,770,530

Invesco S&P Midcap 400® Pure Value ETF (RFV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Money Market Funds-0.00%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(d) (Cost $5)	5	$ 5
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $124,014,724)		131,770,535
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.39%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	8,294,702	8,294,702
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	2,763,795	$ 2,764,901
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,059,558)		11,059,603
TOTAL INVESTMENTS IN SECURITIES-108.36% (Cost $135,074,282)		142,830,138
OTHER ASSETS LESS LIABILITIES-(8.36)%		(11,017,269)
NET ASSETS-100.00%		$131,812,869

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Communication Services-3.56%
ATN International, Inc.	13,917	$ 783,109
Care.com, Inc.(b)	95,480	1,046,461
E.W. Scripps Co. (The), Class A	69,751	1,069,283
Iridium Communications, Inc.(b)	100,858	2,565,827
Marcus Corp. (The)	40,990	1,434,240
QuinStreet, Inc.(b)	67,461	1,098,940
		7,997,860
Consumer Discretionary-16.06%
American Public Education, Inc.(b)	34,260	1,131,265
Ascena Retail Group, Inc.(b)	1,265,143	561,977
BJ’s Restaurants, Inc.	40,540	1,609,438
Career Education Corp.(b)	118,424	2,245,319
Cavco Industries, Inc.(b)	8,547	1,515,811
Children’s Place, Inc. (The)	14,747	1,440,340
Crocs, Inc.(b)	42,062	961,117
Dave & Buster’s Entertainment, Inc.	20,067	815,724
Dine Brands Global, Inc.	9,955	817,206
Dorman Products, Inc.(b)	14,656	1,053,473
El Pollo Loco Holdings, Inc.(b)	76,860	756,302
Guess?, Inc.	107,502	1,811,409
iRobot Corp.(b)(c)	25,700	1,878,670
Kontoor Brands, Inc.(b)	25,643	752,109
Liquidity Services, Inc.(b)	197,002	1,284,453
Monro, Inc.	14,097	1,187,108
Regis Corp.(b)	98,851	1,808,973
Ruth’s Hospitality Group, Inc.	53,062	1,181,691
Shake Shack, Inc., Class A(b)	54,452	4,065,386
Shoe Carnival, Inc.(c)	60,387	1,532,622
Sleep Number Corp.(b)	46,529	2,287,831
Stamps.com, Inc.(b)	11,055	527,876
Strategic Education, Inc.	5,869	1,044,623
Tailored Brands, Inc.(c)	149,022	725,737
Wingstop, Inc.	32,008	3,059,645
		36,056,105
Consumer Staples-5.29%
Avon Products, Inc. (United Kingdom)(b)	1,427,970	6,068,873
Inter Parfums, Inc.	26,140	1,810,979
Medifast, Inc.	19,914	2,223,398
WD-40 Co.	9,848	1,788,003
		11,891,253
Energy-6.34%
Archrock, Inc.	146,576	1,609,404
Carrizo Oil & Gas, Inc.(b)	91,659	873,510
Denbury Resources, Inc.(b)	1,183,030	1,336,824
DMC Global, Inc.	37,345	1,950,903
HighPoint Resources Corp.(b)	815,820	1,019,775
KLX Energy Services Holdings, Inc.(b)	86,699	1,362,908
Penn Virginia Corp.(b)	45,986	1,574,561
ProPetro Holding Corp.(b)	132,881	2,409,133
Renewable Energy Group, Inc.(b)	154,231	2,095,999
		14,233,017
Financials-10.49%
Blucora, Inc.(b)	64,528	1,931,968
City Holding Co.	12,717	984,932
Community Bank System, Inc.	17,935	1,183,531
eHealth, Inc.(b)	24,115	2,501,931
FirstCash, Inc.	14,150	1,424,056
Glacier Bancorp, Inc.	17,640	739,292
HCI Group, Inc.	31,548	1,264,759
	Shares	Value
Financials-(continued)
Independent Bank Corp.	17,691	$ 1,375,652
LegacyTexas Financial Group, Inc.	30,465	1,302,074
Old National Bancorp	86,615	1,525,290
Redwood Trust, Inc.	102,662	1,737,041
RLI Corp.	21,706	1,956,362
Seacoast Banking Corp. of Florida(b)	32,590	881,234
Triumph Bancorp, Inc.(b)	46,871	1,462,844
United Fire Group, Inc.	32,395	1,693,287
Universal Insurance Holdings, Inc.	36,035	894,028
Westamerica Bancorp.	10,807	692,729
		23,551,010
Health Care-24.60%
Addus HomeCare Corp.(b)	10,269	827,579
AMN Healthcare Services, Inc.(b)	14,023	748,548
Amphastar Pharmaceuticals, Inc.(b)	38,955	784,943
AngioDynamics, Inc.(b)	89,390	1,821,768
Arrowhead Pharmaceuticals, Inc.(b)	66,990	1,946,729
BioTelemetry, Inc.(b)	10,031	470,955
Cardiovascular Systems, Inc.(b)	62,120	2,846,960
CONMED Corp.	34,134	2,981,605
Corcept Therapeutics, Inc.(b)	78,669	885,813
CorVel Corp.(b)	12,873	1,096,780
CryoLife, Inc.(b)	23,175	667,903
Eagle Pharmaceuticals, Inc.(b)	29,549	1,621,058
Endo International PLC(b)	130,843	414,772
Ensign Group, Inc. (The)	23,629	1,423,884
Heska Corp.(b)	14,321	1,147,685
HMS Holdings Corp.(b)	35,750	1,247,675
Innoviva, Inc.(b)	122,520	1,455,538
Integer Holdings Corp.(b)	16,975	1,485,822
Luminex Corp.	88,076	1,913,891
Medpace Holdings, Inc.(b)	49,250	3,878,930
Meridian Bioscience, Inc.	36,638	437,824
Merit Medical Systems, Inc.(b)	14,169	559,109
Mesa Laboratories, Inc.	5,025	1,264,692
Neogen Corp.(b)	24,625	1,758,225
NeoGenomics, Inc.(b)	184,008	4,484,275
NextGen Healthcare, Inc.(b)	40,526	663,005
Omnicell, Inc.(b)	16,582	1,247,132
REGENXBIO, Inc.(b)	16,964	753,371
Repligen Corp.(b)	23,020	2,172,858
Spectrum Pharmaceuticals, Inc.(b)	51,895	393,364
Supernus Pharmaceuticals, Inc.(b)	63,341	2,113,689
SurModics, Inc.(b)	15,529	647,559
Tabula Rasa HealthCare, Inc.(b)(c)	38,981	2,349,385
Tactile Systems Technology, Inc.(b)	49,910	2,881,803
Tivity Health, Inc.(b)(c)	26,930	469,929
Vanda Pharmaceuticals, Inc.(b)	30,719	382,452
Xencor, Inc.(b)	67,864	2,987,373
		55,234,883
Industrials-10.90%
Aerojet Rocketdyne Holdings, Inc.(b)	17,972	767,764
Aerovironment, Inc.(b)	22,740	1,247,289
Albany International Corp.	12,764	1,097,576
Allegiant Travel Co.	10,100	1,513,485
DXP Enterprises, Inc.(b)	55,988	1,900,792
ESCO Technologies, Inc.	14,713	1,229,418
Exponent, Inc.	19,260	1,325,088
Forrester Research, Inc.	14,487	685,670
Franklin Electric Co., Inc.	32,138	1,505,987
Harsco Corp.(b)	63,769	1,496,021

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Matson, Inc.	49,595	$ 2,028,931
Mobile Mini, Inc.	32,676	1,109,677
National Presto Industries, Inc.	7,969	732,909
Proto Labs, Inc.(b)	11,737	1,221,822
Raven Industries, Inc.	21,134	765,896
SPX Corp.(b)	58,888	2,055,191
UniFirst Corp.	6,180	1,216,657
US Ecology, Inc.	11,690	743,835
Vicor Corp.(b)	61,682	1,823,320
		24,467,328
Information Technology-12.71%
3D Systems Corp.(b)(c)	104,624	943,708
8x8, Inc.(b)	44,295	1,070,610
Agilysys, Inc.(b)	50,581	1,240,752
Bottomline Technologies (DE), Inc.(b)	42,248	1,778,218
Brooks Automation, Inc.	32,351	1,255,219
Cabot Microelectronics Corp.	13,858	1,685,826
Cardtronics PLC, Class A(b)	45,546	1,297,150
CTS Corp.	40,792	1,285,764
Harmonic, Inc.(b)	174,953	1,306,899
KEMET Corp.	165,334	3,326,520
Nanometrics, Inc.(b)	88,276	2,770,101
Perficient, Inc.(b)	97,080	3,317,224
SPS Commerce, Inc.(b)	23,916	2,674,526
Unisys Corp.(b)	198,932	2,464,768
Viavi Solutions, Inc.(b)	63,470	931,105
Virtusa Corp.(b)	26,977	1,205,332
		28,553,722
Materials-3.52%
Hawkins, Inc.	32,452	1,417,179
Innospec, Inc.	20,047	1,871,989
Kaiser Aluminum Corp.	22,739	2,189,083
Quaker Chemical Corp.	3,315	621,198
SunCoke Energy, Inc.(b)	237,740	1,804,447
		7,903,896
	Shares	Value
Real Estate-6.60%
Agree Realty Corp.	33,003	$ 2,206,250
Armada Hoffler Properties, Inc.	87,738	1,485,404
Community Healthcare Trust, Inc.	19,887	817,157
Easterly Government Properties, Inc.	60,778	1,146,881
Four Corners Property Trust, Inc.	69,018	1,859,345
Innovative Industrial Properties, Inc.(c)	36,161	3,821,133
Marcus & Millichap, Inc.(b)	28,513	946,631
National Storage Affiliates Trust	23,690	717,570
Urstadt Biddle Properties, Inc., Class A	47,325	1,021,747
Washington Prime Group, Inc.(c)	223,255	810,416
		14,832,534
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $211,089,089)		224,721,608
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(d)(e)	7,144,814	7,144,814
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(d)(e)	2,380,652	2,381,605
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,526,384)		9,526,419
TOTAL INVESTMENTS IN SECURITIES-104.31% (Cost $220,615,473)		234,248,027
OTHER ASSETS LESS LIABILITIES-(4.31)%		(9,685,862)
NET ASSETS-100.00%		$224,562,165

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
July 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.48%
Frontier Communications Corp.(b)(c)	199,849	$ 263,801
Gannett Co., Inc.	135,741	1,391,345
New Media Investment Group, Inc.	89,354	962,342
		2,617,488
Consumer Discretionary-34.35%
Abercrombie & Fitch Co., Class A	64,760	1,225,907
American Axle & Manufacturing Holdings, Inc.(b)	181,142	2,186,384
Barnes & Noble Education, Inc.(b)	122,083	427,291
Barnes & Noble, Inc.	72,101	470,099
Big Lots, Inc.	32,399	829,414
Bloomin’ Brands, Inc.	24,522	417,610
Caleres, Inc.	29,965	562,743
Cato Corp. (The), Class A	89,930	1,292,294
Century Communities, Inc.(b)	103,699	2,858,981
Chico’s FAS, Inc.	313,414	999,791
Conn’s, Inc.(b)	51,715	1,075,672
Cooper Tire & Rubber Co.	17,075	459,659
Cooper-Standard Holdings, Inc.(b)	21,282	1,053,033
Core-Mark Holding Co., Inc.	37,398	1,399,807
Ethan Allen Interiors, Inc.	29,977	616,927
Express, Inc.(b)	347,209	857,606
Fossil Group, Inc.(b)	29,086	321,109
GameStop Corp., Class A(c)	38,083	153,094
Genesco, Inc.(b)	41,803	1,646,202
G-III Apparel Group Ltd.(b)	16,257	465,926
Group 1 Automotive, Inc.	39,115	3,284,095
Haverty Furniture Cos., Inc.	41,032	743,090
Hibbett Sports, Inc.(b)	142,325	2,618,780
J.C. Penney Co., Inc.(b)(c)	846,103	673,075
Kirkland’s, Inc.(b)(c)	117,784	201,411
LGI Homes, Inc.(b)	13,725	964,730
Lithia Motors, Inc., Class A	19,279	2,542,515
Lumber Liquidators Holdings, Inc.(b)(c)	100,000	877,000
M/I Homes, Inc.(b)	90,414	3,197,943
MarineMax, Inc.(b)	62,817	969,894
MDC Holdings, Inc.	45,183	1,632,914
Meritage Homes Corp.(b)	45,230	2,840,896
Motorcar Parts of America, Inc.(b)	26,676	476,967
Office Depot, Inc.	638,057	1,301,636
Red Robin Gourmet Burgers, Inc.(b)	44,363	1,464,866
Rent-A-Center, Inc.(b)	60,374	1,631,909
Sonic Automotive, Inc., Class A	149,161	4,112,369
Superior Industries International, Inc.	238,312	610,079
TopBuild Corp.(b)	10,739	871,255
Unifi, Inc.(b)	24,750	463,072
Vera Bradley, Inc.(b)	48,658	571,731
Vista Outdoor, Inc.(b)	144,554	1,040,789
Vitamin Shoppe, Inc.(b)(c)	238,337	1,053,450
William Lyon Homes, Class A(b)	176,097	3,458,545
Winnebago Industries, Inc.	60,117	2,422,715
Zumiez, Inc.(b)	51,181	1,267,753
		60,613,028
Consumer Staples-4.19%
Andersons, Inc. (The)	53,186	1,428,044
Central Garden & Pet Co.(b)	2,484	75,464
Central Garden & Pet Co., Class A(b)	9,838	271,037
Dean Foods Co.	349,050	506,122
Seneca Foods Corp., Class A(b)	46,793	1,477,723
SpartanNash Co.	109,508	1,294,385
	Shares	Value
Consumer Staples-(continued)
United Natural Foods, Inc.(b)	163,283	$ 1,609,970
Universal Corp.	12,232	727,804
		7,390,549
Energy-7.49%
C&J Energy Services, Inc.(b)	50,552	553,039
Diamond Offshore Drilling, Inc.(b)(c)	59,969	542,120
Exterran Corp.(b)	26,346	359,623
Green Plains, Inc.	114,344	1,153,731
Gulfport Energy Corp.(b)	110,742	418,605
Helix Energy Solutions Group, Inc.(b)	116,543	1,020,917
Laredo Petroleum, Inc.(b)	225,513	748,703
Matrix Service Co.(b)	26,558	487,870
Newpark Resources, Inc.(b)	87,949	671,051
Oil States International, Inc.(b)	25,555	381,281
Par Pacific Holdings, Inc.(b)	75,481	1,740,592
REX American Resources Corp.(b)	11,821	881,846
Ring Energy, Inc.(b)	62,087	152,113
SEACOR Holdings, Inc.(b)	20,022	953,848
SM Energy Co.	80,038	797,979
SRC Energy, Inc.(b)	134,225	547,638
Superior Energy Services, Inc.(b)	305,152	276,834
US Silica Holdings, Inc.(c)	109,762	1,521,301
		13,209,091
Financials-7.43%
Ambac Financial Group, Inc.(b)	61,842	1,126,761
Apollo Commercial Real Estate Finance, Inc.	19,013	357,825
Capstead Mortgage Corp.	68,217	575,069
Customers Bancorp, Inc.(b)	45,614	940,561
Donnelley Financial Solutions, Inc.(b)	29,436	401,213
Encore Capital Group, Inc.(b)(c)	49,619	1,785,292
EZCORP, Inc., Class A(b)	146,292	1,440,976
Hope Bancorp, Inc.	29,374	433,266
Horace Mann Educators Corp.	11,881	516,111
INTL. FCStone, Inc.(b)	35,043	1,429,053
Invesco Mortgage Capital, Inc.(d)	36,727	605,261
Opus Bank	28,617	641,307
Pacific Premier Bancorp, Inc.	13,646	431,623
PennyMac Mortgage Investment Trust	23,365	514,731
PRA Group, Inc.(b)	16,258	506,111
Stewart Information Services Corp.	19,585	740,901
Third Point Reinsurance Ltd. (Bermuda)(b)	65,862	663,889
		13,109,950
Health Care-3.83%
Assertio Therapeutics, Inc.(b)	141,534	485,462
Cross Country Healthcare, Inc.(b)	165,765	1,573,110
Diplomat Pharmacy, Inc.(b)	74,767	394,022
Invacare Corp.	139,460	746,111
Lannett Co., Inc.(b)(c)	106,561	753,386
Magellan Health, Inc.(b)	30,833	2,168,793
Owens & Minor, Inc.	105,456	285,786
Select Medical Holdings Corp.(b)	21,407	358,353
		6,765,023
Industrials-19.39%
ABM Industries, Inc.	46,947	1,975,999
Aegion Corp.(b)	46,431	875,224
Apogee Enterprises, Inc.	11,628	471,632
ArcBest Corp.	38,319	1,146,888
Arcosa, Inc.	34,368	1,288,800
Astec Industries, Inc.	15,887	519,346
Atlas Air Worldwide Holdings, Inc.(b)	32,080	1,464,452

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2019
(Unaudited)
	Shares	Value
Industrials-(continued)
Briggs & Stratton Corp.	83,921	$ 799,767
CIRCOR International, Inc.(b)	22,177	842,726
Echo Global Logistics, Inc.(b)	51,607	1,086,843
Encore Wire Corp.	10,122	555,900
GMS, Inc.(b)	108,444	2,441,075
Greenbrier Cos., Inc. (The)	22,309	644,953
Griffon Corp.	163,778	2,677,770
Kelly Services, Inc., Class A	95,238	2,650,474
LSC Communications, Inc.	61,666	61,666
Lydall, Inc.(b)	67,066	1,582,758
Matthews International Corp., Class A	10,882	371,620
Mueller Industries, Inc.	17,369	524,370
MYR Group, Inc.(b)	41,618	1,503,242
Patrick Industries, Inc.(b)	25,251	1,158,263
Pitney Bowes, Inc.	117,278	474,976
Powell Industries, Inc.	17,839	659,865
Quanex Building Products Corp.	49,488	921,467
SkyWest, Inc.	9,537	578,991
SPX FLOW, Inc.(b)	13,129	532,512
Team, Inc.(b)	45,224	748,909
Titan International, Inc.	203,069	767,601
TrueBlue, Inc.(b)	40,454	799,776
Universal Forest Products, Inc.	45,801	1,851,734
Veritiv Corp.(b)	57,639	1,004,071
Wabash National Corp.	77,562	1,227,807
		34,211,477
Information Technology-9.45%
Anixter International, Inc.(b)	22,985	1,479,315
Bel Fuse, Inc., Class B	26,076	429,993
Benchmark Electronics, Inc.	51,175	1,384,796
Comtech Telecommunications Corp.	20,020	595,795
Digi International, Inc.(b)	39,173	514,341
Ichor Holdings Ltd.(b)	42,286	1,066,030
Insight Enterprises, Inc.(b)	29,724	1,635,414
Photronics, Inc.(b)	85,731	825,590
Sanmina Corp.(b)	44,198	1,403,287
ScanSource, Inc.(b)	41,511	1,409,298
Sykes Enterprises, Inc.(b)	15,855	448,538
TiVo Corp.	44,093	334,225
TTM Technologies, Inc.(b)	149,936	1,568,331
Ultra Clean Holdings, Inc.(b)	245,790	3,586,076
		16,681,029
Materials-9.61%
A. Schulman Inc., CVR(b)(e)	10,718	5,606
AdvanSix, Inc.(b)	22,073	565,952
Boise Cascade Co.	62,894	1,698,138
Century Aluminum Co.(b)	172,937	1,243,417
Clearwater Paper Corp.(b)	74,528	1,462,985
Innophos Holdings, Inc.	17,937	487,348
	Shares	Value
Materials-(continued)
Koppers Holdings, Inc.(b)	31,011	$ 846,600
Kraton Corp.(b)	60,245	1,847,714
Mercer International, Inc. (Germany)	100,420	1,308,473
Olympic Steel, Inc.	115,866	1,457,594
PH Glatfelter Co.	147,748	2,411,247
Rayonier Advanced Materials, Inc.(c)	151,197	703,066
Schweitzer-Mauduit International, Inc.	15,620	537,797
TimkenSteel Corp.(b)	156,724	1,095,501
Tredegar Corp.	23,837	397,363
US Concrete, Inc.(b)	18,816	886,045
		16,954,846
Real Estate-2.73%
CBL & Associates Properties, Inc.(c)	419,674	440,658
Cedar Realty Trust, Inc.	119,755	332,919
Hersha Hospitality Trust	26,728	417,491
iStar, Inc.	96,996	1,280,347
Realogy Holdings Corp.(c)	257,355	1,340,820
Summit Hotel Properties, Inc.	52,505	583,331
Xenia Hotels & Resorts, Inc.	19,873	425,878
		4,821,444
Total Common Stocks & Other Equity Interests (Cost $177,971,964)		176,373,925
Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%(f) (Cost $58,512)	58,512	58,512
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $178,030,476)		176,432,437
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(f)(g)	6,037,017	6,037,017
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(f)(g)	2,011,534	2,012,339
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,049,354)		8,049,356
TOTAL INVESTMENTS IN SECURITIES-104.55% (Cost $186,079,830)		184,481,793
OTHER ASSETS LESS LIABILITIES-(4.55)%		(8,024,868)
NET ASSETS-100.00%		$176,456,925

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
July 31, 2019
(Unaudited)
Investment Abbreviations:
CVR	-Contingent Value Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2019.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended July 31, 2019.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$620,927	$1,758	$(22,841)	$6,208	$(791)	$605,261	$16,774

(e)	Security valued using significant unobservable inputs (Level 3). See Additional Valuation Information.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value of options held in Invesco S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI US 1500 Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,026,539,848	$-	$23,096	$2,026,562,944
Money Market Funds	73,912,714	-	-	73,912,714
Total Investments	$2,100,452,562	$-	$23,096	$2,100,475,658
Invesco CleantechTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$122,066,328	$61,277,883	$-	$183,344,211
Exchange-Traded Funds	852,681	-	-	852,681
Money Market Funds	2,201,175	-	-	2,201,175
Total Investments	$125,120,184	$61,277,883	$-	$186,398,067
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$113,198,230	$84,068,571	$-	$197,266,801
Money Market Funds	26,123,664	-	-	26,123,664
Total Investments in Securities	139,321,894	84,068,571	-	223,390,465
Other Investments - Liabilities(a)
Swap Agreements	-	(237,537)	-	(237,537)
Total Investments	$139,321,894	$83,831,034	$-	$223,152,928
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$188,789,787	$-	$0	$188,789,787
Money Market Funds	22,166,317	-	-	22,166,317
Total Investments	$210,956,104	$-	$0	$210,956,104
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,665,456	$-	$834	$29,666,290
Money Market Funds	1,904,378	-	-	1,904,378
Total Investments	$31,569,834	$-	$834	$31,570,668

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$176,368,319	$-	$5,606	$176,373,925
Money Market Funds	8,107,868	-	-	8,107,868
Total Investments	$184,476,187	$-	$5,606	$184,481,793

(a)	Unrealized appreciation (depreciation).